UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: September 30, 2002

Date of reporting period: March 31, 2003

ITEM 1. REPORT TO SHAREHOLDERS

WELLS FARGO FUNDS

Wells Fargo **Stock Funds**

Semi-Annual Report

Diversified Equity Fund

Diversified Small Cap Fund

Equity Income Fund

Equity Index Fund

Equity Value Fund

Growth Fund

Growth Equity Fund

Index Fund

International Equity Fund

Large Cap Appreciation Fund

Large Company Growth Fund

Mid Cap Growth Fund

SIFE Specialized Financial Services Fund

Small Cap Growth Fund

Small Cap Opportunities Fund

Small Company Growth Fund

Small Company Value Fund

Specialized Health Sciences Fund

Specialized Technology Fund

March 31, 2003

STOCK FUNDS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

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STOCK FUNDS

DEAR VALUED SHAREHOLDER

We are pleased to provide you with this Wells Fargo Stocks Funds semi-annual report for the six-month period ended March 31, 2003. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers’ strategic outlook, as well as interesting facts and figures about each portfolio.

THE ECONOMY: WAR WORRIES CAUSE SLOWDOWN

Investors’ concerns about the war and a spike in oil prices turned a developing economic recovery into a near-recession as the period came to an end. The slowdown was exacerbated by harsh winter weather in February and by a later than usual start to the important Easter retailing season. In addition, manufacturing suffered a relapse, and soft labor-market conditions were punctuated by back-to-back employment declines in February and March. Although interest rates remained historically low during the period, consumer spending was not robust as hoped. Capital spending also remained weak, with companies taking a wait-and-see attitude while the war in Iraq was in progress.

STOCKS: LIGHT AT THE END OF THE TUNNEL?

Stocks achieved a fourth-quarter 2002 rally only to stumble during the opening months of 2003. The war in Iraq overrode company performance in determining the fate of stocks. During March, the stock market went up when the war news was good and went down when it appeared that U.S. forces would face greater resistance. However, for the six-month period as a whole, health care and technology stocks, particularly Internet stocks, performed relatively well, while financial services and retailer stocks struggled. Growth stocks outperformed the value style of investing, narrowing the value style’s wide performance advantage built up during the bear market of the past three years. International stocks modestly outperformed U.S. stocks, but mainly because of foreign currency gains. Indeed, investors throughout the world were also concerned about the Iraq war and the sluggish global economy.

BONDS: CORPORATES LEAD THE WAY

Despite spectacular bankruptcies in the airline and telecommunications industries, investors continued to buy corporate bonds as investors sought yield advantages over Treasury securities. Growing federal budget deficits made investors concerned that interest rates would rise, causing bond prices to fall. Still, the stability that bonds have offered over the past three years re-emphasizes the importance of asset allocation in investment portfolios.

LOOKING AHEAD

Now that the Iraq war appears to be concluding and oil prices have fallen, we believe there is good reason for optimism in the markets. Inflation is subdued and interest rates remain at a historical low, suggesting that a modest increase in business activity could translate into stronger corporate profits and higher stock prices. Of course, a stronger economy is likely to bring higher interest rates, which could depress bond prices.

During these uncertain economic times, it is important to ensure that your portfolio is properly diversified. While diversification will not prevent losses in a bear market, it may help reduce them and keep you on track to reach your financial goals.

Thank you for choosing Wells Fargo Funds. We appreciate your confidence in us during this volatile time period. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You can also find answers to many of your questions online at www.wellsfargo.com.

Sincerely,

Karla Rabusch

President

Wells Fargo Funds

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE

The Wells Fargo Diversified Equity Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISERS

Wells Capital Management Incorporated

Cadence Capital Management

Peregrine Capital Management, Inc.

Smith Asset Management Group, L.P.

FUND MANAGERS

Collectively Managed

INCEPTION DATE

12/31/88

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 2.03%1 for the six-month period ended March 31, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned 5.00%. The Fund’s Class A shares distributed $0.11 per share in dividend income and no capital gains during the period.

After posting solid gains in October and November of 2002, the U.S. stock market struggled for the balance of the period as increased fuel prices, the news regarding events leading up to the war in Iraq and the weak economy created an atmosphere of uncertainty. The Federal Reserve Board’s decision to lower interest rates to 1.25% did not seem able to jumpstart the economy or boost the holiday retail season. The economic slowdown was aggravated by harsh winter weather in February 2003 and by a late start to the Easter retailing season as anticipated. Manufacturing suffered a relapse in the market, and soft labor-market conditions were punctuated by back-to-back employment declines in February and March.

Still, there were some bright spots in the economy. The Fund’s technology stocks showed surprising resilience during the period, as investors became more optimistic about future capital spending. Meanwhile, the Fund’s health care holdings were relatively immune to the fluctuations of the economy, as new technologies combined with an aging population, led to growth in revenues and profits.

During the period, the conflict with Iraq overshadowed global equity markets, particularly in Europe. France and Germany recorded several consecutive months of losses, while the United Kingdom fared somewhat better. In Asia, the spread of the SARS (Severe Acute Respiratory Syndrome) epidemic weighed down on Hong Kong and Singapore, while the Japanese equity market ended its fiscal year with another decline due to a lack of confidence in government policy.

STRATEGIC OUTLOOK

Some investors are concerned that economic weakness will persist after the Iraq conflict has concluded. While the economy has remained stagnant as businesses have postponed decisions in light of uncertainties concerning the war, we believe that stronger economic activity may resume after the military conflict ends.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Diversified Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Diversified Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11,

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Including Sales Charge				Excluding Sales Charge
	6-Month*	1-Year	5-Year	10-Year	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Diversified Equity Fund – Class A	(3.83)	(30.66)	(4.85)	6.74	2.03	(26.43)	(3.72)	7.37

Wells Fargo Diversified Equity Fund – Class B	(3.33)	(30.64)	(4.76)	6.57	1.67	(26.99)	(4.44)	6.57

Wells Fargo Diversified Equity Fund – Class C	(0.43)	(28.49)	(4.59)	6.49	1.58	(27.04)	(4.40)	6.60

Wells Fargo Diversified Equity Fund – Institutional Class					2.16	(26.27)	(3.62)	7.42

Benchmark

S&P 500 Index					5.00	(24.76)	(3.76)	8.52
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	1.06

Price to Earnings Ratio (trailing 12 months)	17.0	[x]

Price to Book Ratio	14.8	[x]

Median Market Cap ($B)	15.1

Number of Holdings	1001

Portfolio Turnover	18%
**	A measure of the Fund’s sensitivity to market movements.
The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF MARCH 31, 2003)

Pfizer Incorporated	2.20%

Microsoft Corporation	2.11%

Exxon Mobil Corporation	1.79%

American International Group	1.77%

IBM Corporation	1.56%

Medtronic Incorporated	1.45%

Ebay Incorporated	1.35%

Wal-Mart Stores Incorporated	1.34%

General Electric Company	1.31%

Intel Corp	1.30%

SECTOR DISTRIBUTION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected that fund’s performance results.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C Shares, the maximum front-end sales charge is 1.0% and the maximum CDSC is 1.0%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

4   Sector distribution is subject to change.

5   The chart compares the performance of the Wells Fargo Diversified Equity Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE

The Wells Fargo Diversified Small Cap Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small-capitalization equity investment styles.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISERS

Wells Capital Management Incorporated

Peregrine Capital Management, Inc.

FUND MANAGERS

Collectively Managed

INCEPTION DATE

12/31/97

PERFORMANCE HIGHLIGHTS

The Fund’s Institutional Class shares returned (1.05)%1 for the six-month period ended March 31, 2003, excluding sales charges, underperforming the Russell 2000 Index2, which returned 1.39%. The Fund distributed no dividend income and $0.08 per share in capital gains during the period.

The six-month period was a trying time for stocks, regardless of market capitalization, sector or geographical location. A volatile geopolitical environment, eroding corporate profits, and headlines of corporate scandal and investigations continued to test investor confidence. Despite a December 2002 stock market rally, the stock market continued to drift.

In particular, the travel industry was hard hit by war and tough economic times. For example, portfolio holdings in hotel real estate investment trusts were adversely impacted by reduced business travel attributed to the war in Iraq. In addition, the Fund’s holdings in certain manufacturing stocks performed poorly as the economic recovery stalled.

However, there were some positive performances during the period. Technology stocks held by the Fund rallied strongly in the fourth quarter of 2002, rebounding from low valuations. Some energy and utility stocks held by the Fund also performed well as oil and natural gas prices surged. In addition, health care stocks generally remained stable, since they tend to remain steady in a weak economy.

STRATEGIC OUTLOOK

We seek companies without regard to industry or sector where strong, emerging fundamental trends are not yet reflected in their stock prices. In general, we believe that the Fund’s holdings include companies with strong earnings growth potential and attractive share prices. At the same time, by the end of the period, the overall stock market appeared more reasonably priced than it has been in recent years.

Some investors are concerned that economic weakness will persist after resolution of the Iraq conflict. While the economy has remained stagnant as businesses have postponed decisions in light of uncertainties concerning the war, we believe that stronger economic activity may resume after the war has concluded.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Excluding Sales Charge
	6-Month*	1-Year	5-Year	Life of Fund

Wells Fargo Diversified Small Cap Fund – Institutional Class	(1.05)	(26.27)	(3.65)	(1.42)

Benchmark

Russell 2000 Index	1.39	(26.96)	(4.12)	(1.80)
*	Returns for periods of less than one year are not annualized.

FUND CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	0.82

Price to Earnings Ratio (trailing 12 months)	15.0	[x]

Price to Book Ratio	13.4	[x]

Median Market Cap ($B)	0.6

Number of Holdings	756

Portfolio Turnover	31%
**	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF MARCH 31, 2003)

Amerigroup Corporation	0.73%

Agrium, Incorporated	0.69%

Platinum Underwriters Holdings, Limited	0.65%

Kroll Incorporated	0.61%

Energen Corporation	0.6%

Lone Star Technologies	0.6%

Nbty Incorporated	0.6%

Cullen/Frost Bankers Incorporated	0.56%

Cephalon Incorporated	0.55%

Ivax Corporation	0.51%

SECTOR DISTRIBUTION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

Performance shown for Institutional Class shares of the Wells Fargo Diversified Small Cap Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Diversified Small Cap Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2   The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

4   Sector distribution is subject to change.

5   The chart compares the performance of the Wells Fargo Diversified Small Cap Fund Institutional Class shares for the life of the Fund with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The Wells Fargo Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

David L. Roberts, CFA

Gary J. Dunn, CFA

INCEPTION DATE

03/31/89

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 1.51%1 for the six-month period ended March 31, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned 5.00%, and underperforming the Russell 1000 Value Index3, which returned 3.90%. The Fund’s Class A shares distributed $0.25 per share in dividend income and $2.46 per share in capital gains during the period.

Although the fourth quarter of 2002 experienced a significant recovery in the stock market, volatility returned in the first quarter of 2003. Increased gasoline prices, negative news leading up to the war in Iraq and a weakened economy created an atmosphere of uncertainty for investors.

Still, there were some bright spots in the economy, primarily in the technology, health care and industrials sectors. One of the Fund’s holdings, Hewlett-Packard, benefited from surprisingly strong profits, while IBM, another Fund holding, received favorable reviews from Wall Street analysts. In addition, Fund holdings such as Johnson & Johnson reported excellent performance, while General Electric posted earnings growth despite the difficult business environment.

However, other Fund holdings did not fare so well. Shares of Altria (formerly Phillip Morris) tumbled after an Illinois judge ruled against the company in a case involving its marketing of light cigarettes. Meanwhile, Aegon N.V., a Dutch insurance company with operations worldwide, lowered its dividend after a disappointing fourth quarter. On average, large-cap value stocks slightly underperformed large-cap growth stocks during the six-month period.

STRATEGIC OUTLOOK

Fund performance from the start of the war on March 20, 2003 until the end of the reporting period may provide clues to sector strengths and weaknesses in the coming months. Energy-related and defensive sectors of the market were most resilient during the market’s sell-off just after the start of the war. However, market leadership then rotated toward the beaten-down telecommunications industry and cyclically-sensitive sectors such as technology, financial services and industrials — a pattern that could be maintained during any future post-war rally. Ultimately, a strong rally in stocks may hinge on a revenue-led recovery in corporate profits, the prospects for which we believe may be improving.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Income Equity Fund (the accounting survivor of a merger of the Norwest Advantage Income Equity Fund and the Stagecoach Diversified Equity Income Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A and Class B shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A and Class B sales charges and expenses, respectively. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Including Sales Charge				Excluding Sales Charge
	6-Month*	1-Year	5-Year	10-Year	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Equity Income Fund – Class A	(4.32)	(30.60)	(5.03)	7.19	1.51	(26.36)	(3.90)	7.83

Wells Fargo Equity Income Fund – Class B	(3.51)	(30.26)	(4.94)	7.19	1.13	(26.92)	(4.62)	7.03

Wells Fargo Equity Income Fund – Class C	(0.79)	(28.28)	(4.83)	6.91	1.15	(26.89)	(4.64)	7.02

Wells Fargo Equity Income Fund – Institutional Class					1.65	(26.19)	(3.74)	7.92

Benchmarks

S&P 500 Index					5.00	(24.76)	(3.76)	8.52

Russell 1000 Value Index					3.90	(22.79)	(2.03)	9.24
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	0.79

Price to Earnings Ratio (trailing 12 months)	14.5	X

Price to Book Ratio	12.9	X

Median Market Cap ($B)	36.3

Portfolio Turnover	8%
**	A measure of the Fund’s sensitivity to market movements.
The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[4] (AS OF MARCH 31, 2003)

IBM Corporation	4.46%

Pepsico Incorporated	4.1%

Fortune Brands Incorporated	4.01%

Exxon Mobil Corporation	3.87%

3M Company	3.85%

Us Bancorporation	3.63%

Hewlett Packard Company	3.45%

Public Service Enterprise	3.31%

Procter & Gamble Company	3.28%

Sara Lee Corporation	3.24%

SECTOR DISTRIBUTION5 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT6

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

4   The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

5   Sector distribution is subject to change.

6   The chart compares the performance of the Wells Fargo Equity Income Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The Wells Fargo Equity Index Fund (the Fund) seeks to approximate to the extent practicable the total rate of return of substantially all common stocks composing the S&P 500 Index1 before fees and expenses.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Laurie R. White

Gregory T. Genung, CFA

INCEPTION DATE

01/25/84

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 4.70%2 for the six-month period ended March 31, 2003, excluding sales charges, underperforming the S&P 500 Index, which returned 5.00% during the period. The Fund’s Class A shares distributed $0.52 per share in dividend income and $1.70 per share in capital gains during the period.

The six-month period began strong, but weakened as the war with Iraq approached. The fourth quarter of 2002 was led by technology and telecommunications stocks which had been beaten down in prior periods. Positive performers for the Fund among technology stocks were Citrix Systems and Rational Software Corporation while positive performers in telecommunications included Sprint and Qwest. Other positive performers for the Fund included stocks in the financial services, such as J.P. Morgan Chase, and basic materials, health care and consumer staples sectors. Utilities and retail stocks negatively affected Fund performance.

The overriding factor affecting the market since the beginning of 2003 was the conflict leading up to the war, with individual stock selection and corporate performance taking a back seat. During the first quarter of 2003, growth stocks outperformed value stocks, narrowing the value style’s wide performance advantage built up during the bear market of the past three years. Larger-cap stocks held up better than smaller-cap stocks, while U.S. stocks generally outperformed international stocks. Good Fund performers during the first quarter 2003 included Nextel Communications and Yahoo. The health care sector was the only sector among the ten represented in the S&P 500 Index that posted a gain during the first quarter of 2003.

STRATEGIC OUTLOOK

With stocks closely linked to the Iraq conflict, investors might use the market’s response to the first Gulf War as a guide to the pattern of future stock prices. War-related optimism triggered a rally at the start of the quarter subsequent to the war in 1991, but the rally was short-lived amid weak economic and earnings growth. Even though the economy’s current prospects aren’t much different than they were in 1991, it is still unclear whether the market will follow a similar pattern.

1 The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

2 Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN2 (%) (AS OF MARCH 31, 2003)

	Including Sales Charge				Excluding Sales Charge
	6-Month*	1-Year	5-Year	10-Year	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Equity Index Fund – Class A	(1.31)	(29.53)	(5.53)	6.97	4.70	(25.24)	(4.40)	7.61

Wells Fargo Equity Index Fund – Class B	(0.66)	(29.34)	(5.39)	6.92	4.33	(25.79)	(5.12)	6.92

Benchmark

S&P 500 Index					5.00	(24.76)	(3.76)	8.52
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	1.00

Price to Earnings Ratio (trailing 12 months)	15.8	X

Price to Book Ratio	13.6	X

Median Market Cap. ($B)	6.6

5-Year Earnings Growth (historic)	12.9%

Number of Holdings	508

Portfolio Turnover	3%
**	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF MARCH 31, 2003)

Microsoft Corporation	3.16%

General Electric Company	3.10%

Exxon Mobil Corporation	2.87%

Wal-Mart Stores Incorporated	2.80%

Pfizer Incorporated	2.34%

Citigroup Incorporated	2.16%

Johnson & Johnson	2.10%

IBM Corporation	1.62%

American International Group	1.57%

Merck & Company Incorporated	1.50%

SECTOR DISTRIBUTION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

Performance shown for Class A and Class B shares of the Wells Fargo Equity Index Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Stagecoach Equity Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to December 12, 1997, reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares prior to February 17, 1998, reflects performance of the Class A shares, adjusted for Class B sales charges and expenses.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period.

3   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

4   Sector distribution is subject to change.

5   The chart compares the performance of the Wells Fargo Equity Index Fund Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

EQUITY VALUE FUND

INVESTMENT OBJECTIVE

The Wells Fargo Equity Value Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

David L. Roberts, CFA

Gary J. Dunn, CFA

INCEPTION DATE

07/02/90

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 3.15%1 for the six-month period ended March 31, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned 5.00%, and also underperforming the Russell 1000 Value Index3, which returned 3.90%. The Fund’s Class A shares distributed $0.12 per share in dividend income and no capital gains during the period.

In November 2002, the Federal Reserve Board cut interest rates by half a percentage point to 1.25%, which also reduced the cost of money for banks, boosting their profits. As a result, bank stocks performed well in the fourth quarter of 2002, but gave up significant ground during the first quarter of 2003 as investors began to worry about the quality of loan portfolios.

Prior to the fourth quarter of 2002, certain sectors provided the Fund with value opportunities because share prices had declined dramatically. Two examples include the Fund’s holdings in information technology stocks, such as Hewlett-Packard and Motorola, and telecommunications services stocks, such as AT&T and Verizon, where share prices had fallen due to the sluggish economy and weak capital spending.

By early 2003, the Fund began to benefit from its holdings in the health care, manufacturing and utilities sectors, with strong performances by Johnson & Johnson, General Electric and Public Service Enterprise Group. Investors responded positively to stronger than expected revenue and profit growth for these companies. However, one of the Fund’s holdings, Altria, previously known as Phillip Morris, tumbled after an Illinois judge ruled against the tobacco company in a lawsuit regarding the marketing of light cigarettes.

STRATEGIC OUTLOOK

Despite uneven performance during the six-month period, we believe that the Fund may be well-positioned for the next six months. By period-end, the average Fund holding had an above-average dividend yield, a better than expected earnings outlook and a lower stock price than the stock market as a whole. In addition, the conclusion of the war in Iraq may create a positive backdrop for the economy since it could resolve some uncertainty regarding the future for investors as well as corporate management.

1  Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Value Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Equity Value Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to September 6, 1996, reflects performance of the Investor shares of the Pacifica Equity Value Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Equity Value Fund. Performance shown for the Class B shares for periods prior to September 6, 1996, reflects performance of the Investor shares of the predecessor portfolio, with expenses of the Investor shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares prior to October 1, 1995, reflects performance of the Class A shares, adjusted for Institutional Class share expenses.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Including Sales Charges				Excluding Sales Charges
	6-Month*	1-Year	5-Year	10-Year	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Equity Value Fund – Class A	(2.75)	(32.76)	(9.59)	4.42	3.15	(28.63)	(8.51)	5.04

Wells Fargo Equity Value Fund – Class B	(1.96)	(32.57)	(9.37)	4.36	3.04	(29.04)	(9.15)	4.36

Wells Fargo Equity Value Fund – Class C	0.99	(30.53)	(9.35)	4.24	2.93	(29.12)	(9.17)	4.35

Wells Fargo Equity Value Fund – Institutional Class					3.34	(28.46)	(8.37)	5.21

Benchmarks

S&P 500 Index					5.00	(24.76)	(3.76)	8.52

Russell 1000 Value Index					3.90	(22.79)	(2.03)	9.24
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	0.79

Price to Earnings Ratio (trailing 12 months)	14.4	[x]

Price to Book Ratio	12.8	[x]

Median Market Cap ($B)	36.3

Number of Holdings	47

Portfolio Turnover	16%
**	A measure of the Fund’s sensitivity to market movements.
The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[4] (AS OF MARCH 31, 2003)

IBM Corporation	4.45%

Exxon Mobil Corporation	3.87%

Fortune Brands Incorporated	3.77%

Us Bancorporation	3.69%

Pepsico Incorporated	3.63%

3M Company	3.59%

Hewlett-Packard Company	3.41%

Public Service Enterprise	3.38%

Procter & Gamble Company	3.29%

St Paul Cos Incorporated	3.13%

SECTOR DISTRIBUTION5 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT6

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2  The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3  The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

4  The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

5  Sector distribution is subject to change.

6  The chart compares the performance of the Wells Fargo Equity Value Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Deborah Meacock, CFA

Stephen M. Kensinger, CFA

INCEPTION DATE

08/02/90

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 0.85%1 for the six-month period ended March 31, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned 5.00%. The Fund’s Class A shares distributed no dividend income and no capital gains during the period.

During the first half of the period, many of the Fund’s high-quality growth stocks performed poorly, even though the companies’ fundamental results were strong. This hurt the Fund’s performance relative to the S&P 500 Index, which is a blend of growth and value stocks. During the second part of the period, many growth stocks began to perform better. However, the interplay between growth and value seemed to track daily news about the war in Iraq.

Weak performers for the Fund during the period included L-3 Communications Holdings, a defense electronics firm, and Kohl’s, a retailer whole stock prices declined as investors worried about a weak Christmas shopping season. In addition, another Fund holding, Charles Schwab, a leading discount broker, performed poorly as the lagging stock market took its toll on trading volume.

Top performers for the Fund for the six-month period included Amgen (biotechnology), Forest Laboratories (pharmaceuticals), Linear Technology (semiconductors) and Starbucks, which continues to post excellent growth.

STRATEGIC OUTLOOK

We have repositioned the Fund portfolio for what we believe to be better economic times ahead. Specifically, we repositioned the Fund’s portfolio toward an overweight position in technology stocks, focusing on companies that have been gaining market share during slow economic times. We have added some health care holdings in orthopedics and biotechnology. We sold our integrated domestic and international oils as prices reached new highs. We have brought the Fund’s exposure to financials to an underweight position as net interest margins were being narrowed. We believe that the environment ahead may benefit companies that have been controlling costs and managing strong balance sheets.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Growth Fund (the accounting survivor of a merger of the Stagecoach Growth Fund and the Norwest Advantage ValuGrowth Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class B shares of the Fund for periods prior to January 1, 1995, reflects performance of the Class A shares of the Fund, with expenses of the Class A shares adjusted to reflect Class B share sales charges and expenses. Performance shown for the Institutional Class shares of the Fund for periods prior to September 6, 1996, reflects performance of the Fund’s Class A shares adjusted to reflect Institutional Class expenses.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Including Sales Charge				Excluding Sales Charge
	6-Month*	1-Year	5-Year	10-Year	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Growth Fund – Class A	(4.92)	(28.58)	(7.65)	4.10	0.85	(24.24)	(6.55)	4.72

Wells Fargo Growth Fund – Class B	(4.54)	(28.61)	(7.47)	4.02	0.46	(24.86)	(7.24)	4.02

Wells Fargo Growth Fund – Institutional Class					0.90	(24.20)	(6.46)	4.77

Benchmark

S&P 500 Index					5.00	(24.76)	(3.76)	8.52
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	1.00

Price to Earnings Ratio (trailing 12 months)	26.0	X

Price to Book Ratio	20.8	X

Median Market Cap. ($B)	17.9

Number of Holdings	46

Portfolio Turnover	30%
**	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF MARCH 31, 2003)

Medtronic Incorporated	3.88%

Lowe’s Companies Incorporated	3.64%

Microsoft Corporation	3.54%

Forest Laboratories Incorporated	3.46%

Cisco Systems Incorporated	3.26%

Starbucks Corporation	3.24%

Wal-Mart Stores Incorporated	3.14%

Citigroup Incorporated	2.99%

Amgen Incorporated	2.99%

Bed Bath & Beyond Incorporated	2.90%

SECTOR DISTRIBUTION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of securities divided by total market value of the Fund.

4   Sector distribution is subject to change.

5   The chart compares the performance of the Wells Fargo Growth Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The Wells Fargo Growth Equity Fund (the Fund) seeks a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISERS

Wells Capital Management Incorporated

Peregrine Capital Management, Inc.

FUND MANAGERS

Collectively Managed

INCEPTION DATE

04/30/89

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 0.77%1 for the six-month period ended March 31, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned 5.00%. The Fund’s Class A shares distributed no dividend income and no capital gains during the period.

Some of the Fund’s underperformance during the period can be attributed to an overweight position in international stocks, which lagged the U.S. stock market during the first quarter of 2003. France and Germany recorded three consecutive months of losses, while the United Kingdom fared somewhat better. In Asia, the spread of the SARS (Severe Acute Respiratory Syndrome) epidemic weighed down on Hong Kong and Singapore, while the Japanese equity market ended its fiscal year with another decline due to a lack of confidence in government policy. The Fund’s underperformance can also be attributed to its retailing stock holdings which fared poorly for most of the period in the face of a difficult holiday season.

Still, the Fund experienced pockets of solid strength during the six-month period. For example, during October and November, the Fund’s small cap growth and small cap technology holdings experienced strong gains. Technology stocks then held their ground during the first quarter of 2003.

STRATEGIC OUTLOOK

Upon conclusion of the military conflict in Iraq, we believe that investors may focus again on the economy, where the challenge remains to bolster consumer spending with increased capital expenditures. Although the technology/telecommunications bubble burst is now three years old, excess capacity in the market still exists, causing some investors to fear a second recession. Therefore, our outlook for the equity markets is still quite cautious.

By the end of the period, the difference between what investors were willing to pay for high quality, rapidly growing companies versus lower quality, slower-growing companies had narrowed. As a result, we believe that this may be an opportunity to buy growth companies at low relative valuations.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of its expense ratio for the first year of operations as a mutual fund,

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Including Sales Charge				Excluding Sales Charge
	6-Month*	1-Year	5-Year	10-Year	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Growth Equity Fund – Class A	(5.03)	(31.38)	(5.07)	6.02	0.77	(27.20)	(3.94)	6.65

Wells Fargo Growth Equity Fund – Class B	(4.67)	(31.39)	(4.92)	5.86	0.33	(27.78)	(4.67)	5.86

Wells Fargo Growth Equity Fund – Class C	(1.63)	(29.21)	(4.71)	5.84	0.37	(27.78)	(4.51)	5.94

Wells Fargo Growth Equity Fund – Institutional Class					0.86	(27.05)	(3.78)	6.74

Benchmark

S&P 500 Index					5.00	(24.76)	(3.76)	8.52
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	1.06

Price to Earnings Ratio (trailing 12 months)	17.8	X

Price to Book Ratio	16.0	X

Median Market Cap. ($B)	7.0

Portfolio Turnover	29%
**	A measure of the Fund’s sensitivity to market movements.

The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF MARCH 31, 2003)

Microsoft Corporation	2.21%

Medtronic Incorporated	2.2%

Ebay Incorporated	2.17%

First Data Corporation	2.10%

Pfizer Incorporated	1.73%

Goldman Sachs Group Incorporated	1.73%

Intel Corporation	1.71%

Kohls Corporation	1.61%

Amgen Incorporated	1.57%

American International Group	1.54%

SECTOR DISTRIBUTION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

4   Sector distribution is subject to change.

5   The chart compares the performance of the Wells Fargo Growth Equity Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

INDEX FUND

INVESTMENT OBJECTIVE

The Wells Fargo Index Fund (the Fund) seeks to replicate the total rate of return of the S&P 500 Index1, before fees and expenses.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Laurie R. White

Gregory T. Genung, CFA

INCEPTION DATE

01/31/87

PERFORMANCE HIGHLIGHTS

The Fund’s Institutional Class shares returned 5.00%2 for the six-month period ended March 31, 2003, matching the performance of the S&P 500 Index, which also returned 5.00%. The Fund distributed no dividend income and no capital gains during the period.

The six-month period began strong, but weakened as the war with Iraq approached. The fourth quarter of 2002 was led by technology and telecommunications stocks which had been beaten down in prior periods. Positive performers for the Fund among technology stocks were Citrix Systems and Rational Software Corporation while positive performers in telecommunications included Sprint and Qwest. Other positive performers for the Fund included stocks in the financial services, such as J.P. Morgan Chase, and basic materials, health care and consumer staples sectors. Utilities and retail stocks negatively affected Fund performance.

The overriding factor affecting the market since the beginning of 2003 was the conflict leading up to the war, with individual stock selection and corporate performance taking a back seat. During the first quarter of 2003, growth stocks outperformed value stocks, narrowing the value style’s wide performance advantage built up during the bear market of the past three years. Larger-cap stocks held up better than smaller-cap stocks, while U.S. stocks generally outperformed international stocks. Good Fund performers during the first quarter of 2003 included Nextel Communications and Yahoo. The health care sector was the only sector among the ten represented in the S&P 500 Index that posted a gain during the first quarter of 2003.

STRATEGIC OUTLOOK

With stocks closely linked to the Iraq conflict, investors might use the market’s response to the first Gulf War as a guide to the pattern of future stock prices. War-related optimism triggered a rally at the start of the quarter subsequent to the war in 1991, but the rally was short-lived amid weak economic and earnings growth. Even though the economy’s current prospects aren’t much different than they were in 1991, it is still unclear whether the market will follow a similar pattern.

1   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

2   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN2 (%) (AS OF MARCH 31, 2003)

	Excluding Sales Charges
	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Index Fund – Institutional Class	5.00	(24.75)	(3.90)	8.12

Benchmark

S&P 500 Index	5.00	(24.76)	(3.76)	8.52
*	Returns for periods of less than one year are not annualized

CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	1.00

Price to Earnings Ratio (trailing 12 months)	15.8	[x]

Price to Book Ratio	13.6	[x]

Median Market Cap ($B)	6.6

Portfolio Turnover	3%
**	A measure of the Fund’s sensitivity to market movements.
The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF MARCH 31, 2003)

Microsoft Corporation	3.15%

General Electric Company	3.08%

Exxon Mobil Corporation	2.86%

Wal-Mart Stores Incorporated	2.79%

Pfizer Incorporated	2.33%

Citigroup Incorporated	2.15%

Johnson & Johnson	2.09%

IBM Corporation	1.61%

American International Group	1.57%

Merck & Co Incorporated	1.49%

SECTOR DISTRIBUTION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

Performance shown for Institutional Class shares of the Wells Fargo Index Fund for periods prior to November 8, 1999 reflects performance of the Institutional Class shares of the Norwest Advantage Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investing strategy that were substantially similar to those of the Fund. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) nor subject to certain investment limitations, diversification requirements, or other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.

3   The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

4   Sector distribution is subject to change.

5   The chart compares the performance of the Wells Fargo Index Fund Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The Wells Fargo International Equity Fund (the Fund) seeks total return, with an emphasis on capital appreciation, over the long term, by investing primarily in equity securities of non-U.S. companies.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGER

Sabrina Yih, CFA

INCEPTION DATE

09/24/97

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned (5.32)%1 for the six-month period ended March 31, 2003, excluding sales charges, underperforming the MSCI/EAFE Index2, which returned (2.29)%. The Fund’s Class A shares distributed no dividend income and no capital gains during the period.

After a challenging 2002, international markets, with the exception of Japan, began a modest recovery during the fourth quarter. In Europe, the European Central Bank was concerned about lackluster growth, lowering interest rates in an effort to help boost the economy. However, Japan remained mired in a slump as investors were disappointed with efforts to reform the country’s banking system.

By the first quarter of 2003, the Iraq war overshadowed global equity markets, particularly in Europe. France and Germany recorded three consecutive months of losses, while the United Kingdom fared somewhat better. In Asia, the spread of the SARS (severe acute respiratory syndrome) epidemic weighed down on Hong Kong and Singapore, while the Japanese market ended its fiscal year with another decline due to a lack of confidence in government policy. We kept and continue to keep a close eye on the SARS epidemic and political uncertainty in Asia and have lowered the Fund’s exposure in emerging markets in an effort to manage risk. We maintained our underweight position in Japan because of structural issues in their economy.

Over the six-month period, the Fund achieved good results from its holdings in Royal Bank of Scotland and Vodafone Group, as both companies reported solid results. Weak performers for the Fund included Nestle SA, suffering from lower per share earning’s growth than its European peers, and Toyota Motor, which underperformed despite reporting record earnings due to speculative short selling of Japanese blue chip companies.

STRATEGIC OUTLOOK

Investor attention remains focused on the military conflict in Iraq as well as the impact of SARS. In addition, corporate profits remain weak worldwide and a return in profitability will be needed to restore investor optimism. To that end, the Fund added holdings to its portfolio such as Anglo Irish Bank, Bank of Ireland and Australia & New Zealand Bank due to their strong earnings outlook, while it sold its shares of Allianz, Nintendo and China Mobile because their prospects for growth had weakened. We continue to focus on high-quality stocks that we believe have a good outlook for long-term profitability and stock price performance.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for Class A, Class B and Class C shares of the Wells Fargo International Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach International Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares of the Stagecoach Fund, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999, reflects performance of the Class A shares, adjusted to reflect the expenses of the Institutional Class shares.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Including Sales Charge				Excluding Sales Charge
	6-Month*	1-Year	5-Year	Life of Fund	6-Month*	1-Year	5-Year	Life of Fund

Wells Fargo International Equity Fund – Class A	(10.80)	(34.02)	(6.67)	(4.35)	(5.32)	(29.98)	(5.57)	(3.32)

Wells Fargo International Equity Fund – Class B	(10.22)	(33.94)	(6.59)	(4.17)	(5.49)	(30.46)	(6.23)	(4.00)

Wells Fargo International Equity Fund – Class C	(7.35)	(31.85)	(6.41)	(4.18)	(5.50)	(30.49)	(6.23)	(4.00)

Wells Fargo International Equity Fund – Institutional Class					(5.19)	(29.83)	(5.37)	(3.14)

Benchmark

MSCI/EAFE Index					(2.29)	(23.23)	(7.13)	(2.9)
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	1.07

Price to Earnings Ratio (trailing 12 months)	15.5	X

Price to Book Ratio	14.2	X

Median Market Cap. ($B)	0.4

Number of Holdings	86

Portfolio Turnover	33%
**	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF MARCH 31, 2003)

Canon Incorporated	1.96%

Eni Spa	2.10%

Loblaw Cos Limited	2.79%

Nestle S.A.	3.03%

Novartis AG	2.32%

Royal Bank Of Scotland	2.68%

Royal Dutch Petroleum Company	2.46%

Total Fina Elf	3.33%

Toyota Motor Corporation	2.62%

Vodafone Group Plc	2.62%

PORTFOLIO COMPOSITION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The Morgan Stanley Capital International/Europe, Australasia and Far East Index (MSCI/EAFE) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

4   Portfolio holdings are subject to change.

5   The chart compares the performance of the Wells Fargo International Equity Fund Class A and Institutional Class shares for the life of the Fund with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

LARGE CAP APPRECIATION FUND

INVESTMENT OBJECTIVE

The Wells Fargo Large Cap Appreciation Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Cadence Capital Management

FUND MANAGERS

David Breed, CFA

William B. Bannick, CFA

Katherine A. Burdon, CFA

INCEPTION DATE

08/31/01

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 1.99%1 for the six-month period ended March 31, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned 5.00%.

Although the Fund’s returns had a strong lead over the S&P 500 Index’s return in the first quarter of 2003, it was not enough to offset the Fund’s relative underperformance in the fourth quarter of 2002, when the Fund’s performance was hurt by its investment in a defense electronics company, L-3 Communications, whose share price declined when some analysts cut earning estimates. In addition, the Fund’s investment in Tenet Healthcare was hurt by news that the company had been more aggressive than some competitors in its Medicaid billing procedures.

On the other hand, the Fund benefited from its holdings in the financial service sector, particularly mortgage companies and regional banks. Mortgage companies did well because of the huge volume of home refinancing that took place as interest rates declined. Regional banks profited from a lower cost of funds and the general avoidance of loans to large bankrupt companies plaguing the big money center banks. In addition, the Fund’s holdings in two technology companies, Nextel Communications and eBay, benefited performance.

STRATEGIC OUTLOOK

We believe that a victory in Iraq and regime change may help to restore much needed confidence in the stock market. In the near term, however, we expect current levels of high volatility to continue due to the slower-than-hoped for economic recovery and lack of job growth.

In the meantime, we see good opportunities in the health care and technology sectors. New discoveries in cardiovascular medicine, next-generation drug therapies for a variety of disorders, and demographic trends that are resulting in increased utilization of facilities are all positive factors for the sectors. Within technology, there is little doubt that corporations have under-invested in the past several years and may have to compensate for this at some point. Thus, the Fund’s holdings are currently focused in productivity enhancing software, security and storage, areas where we think the best opportunities exist.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Including Sales Charge			Excluding Sales Charge
	6-Month*	1-Year	Life of Fund	6-Month*	1-Year	Life of Fund

Wells Fargo Large Cap Appreciation Fund – Class A	(3.87)	(27.76)	(18.49)	1.99	(23.35)	(15.38)

Wells Fargo Large Cap Appreciation Fund – Class B	(3.39)	(27.68)	(18.15)	1.61	(23.87)	(16.01)

Wells Fargo Large Cap Appreciation Fund – Class C	(0.40)	(25.39)	(16.54)	1.61	(23.87)	(16.01)

Wells Fargo Large Cap Appreciation Fund – Institutional Class				2.12	(23.13)	(15.17)

Benchmark

S&P 500 Index				5.00	(24.76)	(17.91)
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	0.75

Price to Earnings Ratio (trailing 12 months)	20.2	X

Price to Book Ratio	3.3	X

Median Market Cap ($B)	10.1

Portfolio Turnover	71%
**	A measure of the Fund’s sensitivity to market movements.
The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF MARCH 31, 2003)

Pfizer Incorporated	3.01%

Microsoft Corporation	2.33%

IBM Corporation	1.94%

Johnson & Johnson	1.91%

Exxon Mobil Corporation	1.84%

Amgen Incorporated	1.73%

Pharmacia Corporation	1.60%

Citigroup Incorporated	1.41%

United Health Group Incorporated	1.40%

Allergan Incorporated	1.38%

SECTOR DISTRIBUTION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for the discussion of the Master Trust.

4   Sector distribution is subject to change.

5   The chart compares the performance of the Wells Fargo Large Cap Appreciation Fund Class A and Institutional Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Large Company Growth Fund (the Fund) seeks long-term capital appreciation by investing primarily in large, domestic companies that we believe have superior growth potential.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Peregrine Capital Management, Inc.

FUND MANAGERS

John S. Dale, CFA

Gary E. Nussbaum, CFA

INCEPTION DATE

12/31/82

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 5.74%1 for the six-month period ended March 31, 2003, excluding sales charges, outperforming the S&P 500 Index2, which returned 5.00% during the period.

Although the news coming from Wall Street seemed quite negative, there were several days during the six-month period, particularly during the fourth quarter of 2002, when the news seemed quite good.

In particular, the Fund achieved good results from holdings such as Amgen (biotechnology), eBay (Internet) and Intel (technology). Amgen is a “blue chip” biotechnology company, producing steady results in a field where scientific discovery doesn’t always yield breakthroughs on Wall Street’s quarterly timetable. In addition, eBay has proven to be one of the most successful Internet companies emerging from the dot.com era, while Intel has been as steady as one could expect in the volatile technology area.

During the period, we sold the Fund’s position in AOL Time Warner as it became clear that the company was unlikely to meet our long-term growth and profitability expectations. Meanwhile, we purchased Dell Computer as a holding for the Fund since the company continued to gain market share in its core markets while expanding into new product and geographical areas.

STRATEGIC OUTLOOK

Investors have not favored the growth style over the past few years. Indeed, the difference between what investors are willing to pay for high-quality, rapidly growing companies versus lower quality, slower growing companies has narrowed significantly. As a result, we believe that this is an opportunity to buy quality growth companies at low relative prices.

Because of the difficult economic environment, the marketplace remains highly competitive and the number of companies that can produce rapid earnings gains is few and far between. Those companies that rely on a great deal of debt or are higher cost producers probably will be hurt the worst. We believe that the Fund’s holdings include a collection of dominant, low-cost, high-growth companies that can take advantage of the current environment.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo Large Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Large Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to November 8, 1999, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund’s performance results.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Including Sales Charge				Excluding Sales Charge
	6-Month*	1-Year	5-Year	10-Year	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Large Company Growth Fund – Class A	(0.34)	(32.47)	(3.15)	7.62	5.74	(28.35)	(1.99)	8.26

Wells Fargo Large Company Growth Fund – Class B	0.39	(32.34)	(2.92)	7.56	5.39	(28.78)	(2.55)	7.56

Wells Fargo Large Company Growth Fund – Class C	3.40	(30.15)	(2.73)	7.46	5.45	(28.73)	(2.54)	7.56

Wells Fargo Large Company Growth Fund – Institutional Class					5.91	(28.17)	(1.80)	8.37

Benchmark

S&P 500 Index					5.00	(24.76)	(3.76)	8.52
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	1.30

Price to Earnings Ratio (trailing 12 months)	23.0	X

Price to Book Ratio	4.1	X

Median Market Cap ($B)	21.6

Portfolio Turnover	4%
**	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF MARCH 31, 2003)

Microsoft Corporation	6.28%

Medtronic Incorporated	6.26%

Ebay Incorporated	6.17%

First Data Corporation	5.97%

Pfizer Incorporated	4.92%

Goldman Sachs Group Incorporated	4.91%

Intel Corporation	4.85%

Kohls Corporation	4.57%

Amgen Incorporated	4.47%

American International Group	4.39%

SECTOR DISTRIBUTION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

4   Sector distribution is subject to change.

5   The chart compares the performance of the Wells Fargo Large Company Growth Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Mid Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Jerome “Cam” Philpott, CFA

Stuart Roberts

INCEPTION DATE

10/16/00

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 10.19%1 for the six-month period ended March 31, 2003, excluding sales charges, outperforming the Russell Midcap® Index2, which returned 9.14%. The Fund’s Class A shares distributed no dividend income and no capital gains during the period.

The mid-cap segment of the stock market was one of the strongest performers of any investment category during the period. Mid-cap stocks are large enough to have staying power, but small enough to offer growth. Within the Fund’s portfolio, strong stock selection in the technology and health care areas contributed to performance, while stock selection in the consumer discretionary and financial services areas served to restrain returns.

In the technology area, the Fund’s positions in MicroStrategy and Integrated Circuit Systems outperformed during the period as both companies posted stronger than expected revenues and profits. MicroStrategy is a provider of business intelligence software that enables companies to analyze raw data stored across their enterprise to reveal insights needed to develop business solutions. Integrated Circuit Systems supplies a broad line of silicon timing devices for use in personal computers. In the health care area, pharmaceutical companies, such as Allergan and MedImmune, performed well for the Fund as they continued to develop innovative products and receive FDA approval.

However, retailers, including Michael’s Stores and Dollar Tree Stores, were weak performers for the Fund as both companies posted disappointing sales. In addition, another Fund holding, The Interpublic Group of Companies, a group of advertising and marketing companies, suffered along with the weak advertising environment. Moreover, the Fund’s holdings in the financial sector, specifically, Concord EFS, a payment processing firm, and Synovus Financial both experienced declining in share prices, the victims of a weak economy.

STRATEGIC OUTLOOK

The economy has remained stagnant as businesses have postponed decisions in light of uncertainties concerning the war. However, we believe that the business climate may improve as the war comes to a conclusion. Already, we are encouraged to see that energy prices have declined sharply in the past few weeks, which helps business as well as the consumer.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net expense operating ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Including Sales Charge			Excluding Sales Charge
	6-Month*	1-Year	Life of Fund	6-Month*	1-Year	Life of Fund

Wells Fargo Mid Cap Growth Fund – Class A	3.86	(32.92)	(32.79)	10.19	(28.83)	(31.15)

Wells Fargo Mid Cap Growth Fund – Class B	4.78	(32.97)	(32.49)	9.78	(29.44)	(31.65)

Wells Fargo Mid Cap Growth Fund – Class C	7.69	(30.85)	(31.92)	9.78	(29.44)	(31.65)

Benchmark

Russell Midcap® Index				9.14	(26.11)	(11.13)
*	Returns for periods of less than one year are not annualized.

FUND CHARACTERISTICS (AS OF MARCH 31, 2003)

Price to Earnings Ratio (trailing 12 months)	19.9	X

Price to Book Ratio	2.5	X

Median Market Cap. ($B)	3.3

Number of Holdings	106

Portfolio Turnover	143%

TEN LARGEST EQUITY HOLDINGS[3] (AS OF MARCH 31, 2003)

Priority Healthcare Corporation	2.35%

Allergan Incorporated	2.23%

Family Dollar Stores Incorporated	2.15%

Gilead Sciences Incorporated	1.90%

Bed Bath & Beyond Incorporated	1.85%

Caremark Rx Incorporated	1.73%

Laboratory Corp of America	1.72%

Medicis Pharmaceutical	1.71%

Express Scripts Incorporated	1.60%

Nike Incorporated	1.54%

SECTOR DISTRIBUTION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

2   The Russell Midcap® Index consists of the bottom 800 securities of the Russell 1000 Index with higher-than-average growth orientation as ranked by the total market capitalization. Securities in this index generally have higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

4   Sector distribution is subject to change.

5   The chart compares the performance of the Wells Fargo Mid Cap Growth Fund Class A shares for the life of the Fund with the Russell Midcap® Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

SIFE SPECIALIZED FINANCIAL SERVICES FUND

INVESTMENT OBJECTIVE

The Wells Fargo SIFE Specialized Financial Services Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Michael J. Stead

Kirk Hartman

INCEPTION DATE

07/02/62

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned (4.51)%1 for the six-month period ended March 31, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned 5.00%. The Fund’s Class A shares distributed $0.03 per share in dividend income and no capital gains during the period.

During the past six months, financial services companies have underperformed the broader stock market. Stocks related to Wall Street, such as investment banks and money management firms, experienced declining profits. In addition, money center banks saw many of their big clients declare bankruptcy, although many regional and community banks remained profitable. In addition, many insurers saw their shares fall as investors worried about the impact of war and potential terrorist activity.

Moreover, the economy threatened to fall into recession. Early in the period, the Federal Reserve Board attempted to jump-start the economy by lowering interest rates to 1.25%. Despite this effort, economic growth continued to stall as the war with Iraq approached. Meanwhile, the low interest rate environment exerted downward pressure on net interest margins, causing banks to have difficulty posting profit growth. At the same time, the weak economy caused loan growth to stagnate while consumer credit quality deteriorated.

The Fund’s performance benefited from the Fund’s investment in financial institutions that have franchises in those states in which the economy is growing faster than the national average, such as the Bank of the Ozarks and Doral Financial. In addition, the Fund’s underweight position in the insurance sector was beneficial.

STRATEGIC OUTLOOK

The optimism unleashed at the end of the Gulf War 12 years ago triggered a stock market rally. However, the rally was short-lived amid weak economic and earnings growth. History could repeat itself this year, because the economy’s prospects are not much different than they were in the latter part of 1991. That could be a concern for financial services companies, many of which are dependent on economic strength for profits.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through February 24, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for Class A, Class B and Class C shares of the Wells Fargo SIFE Specialized Financial Services Fund for periods prior to February 25, 2002, reflects performance of the Class A, Class B and Class C shares of the SIFE Trust Fund, its predecessor fund. Effective at the close of business on February 22, 2002, the SIFE Trust Fund was reorganized into the Wells Fargo Funds. Performance shown for the Class A shares prior to February 25, 2002, reflects the performance of the predecessor portfolio’s Class A-1 shares. Performance shown for the Class B and Class C shares of the Fund for the period from May 1, 1997 to February 22, 2002, reflects the performance of the Class A shares adjusted to reflect each Class’s fees and expenses.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Including Sales Charge				Excluding Sales Charge
	6-Month*	1-Year	5-Year	10-Year	6-Month*	1-Year	5-Year	10-Year

Wells Fargo SIFE Specialized Financial Services Fund – Class A	(10.00)	(26.65)	(3.71)	9.03	(4.51)	(22.18)	(2.56)	9.67

Wells Fargo SIFE Specialized Financial Services Fund – Class B	(9.84)	(26.01)	(3.78)	8.67	(5.12)	(22.95)	(3.54)	8.67

Wells Fargo SIFE Specialized Financial Services Fund – Class C	(6.77)	(24.24)	(3.80)	8.54	(4.88)	(22.86)	(3.61)	8.65

Benchmark

S&P 500 Index					5.00	(24.76)	(3.76)	8.52
*	Returns for periods of less than one year are not annualized.

FUND CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	0.55

Price to Earnings Ratio (trailing 12 months)	11.5	X

Price to Book Ratio	1.8	X

Median Market Cap. ($B)	6.4

Number of Holdings	41

Portfolio Turnover	148%
**	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST HOLDINGS[3] (AS OF MARCH 31, 2003)

Citigroup Incorporated	11.71%

Bank Of America Corporation	5.35%

Lehman Brothers Holdings Incorporated	3.13%

Federal National Mortgage Association	2.98%

American International Group	2.96%

Bear Stearns Companies Incorporated	2.76%

Wachovia Corporation	2.66%

Washington Mutual Incorporated	2.47%

Endurance Specialty Holdings	2.37%

Greater Bay Bancorp	2.31%

SECTOR DISTRIBUTION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

4   Sector distribution is subject to change.

5   The chart compares the performance of the Wells Fargo SIFE Specialized Financial Services Fund Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Jerome “Cam” Philpott, CFA

Allen J. Ayvazian

INCEPTION DATE

11/01/94

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 1.34%1 for the six-month period ended March 31, 2003, excluding sales charges, underperforming the Russell 2000 Index2, which returned 1.39%.

The Fund’s technology holdings generally hurt performance during the period, particularly during the first quarter of 2003. Examples of the Fund’s holdings include Webex, the nation’s largest web-conferencing company, which performed poorly after Microsoft acquired one of its competitors; and Titan Corp., an information technology company whose share price declined when its president resigned unexpectedly.

On the plus side, many stocks in the health care sector posted strong fundamental performance for the Fund, including Scios, which agreed to merge with Johnson & Johnson, receiving a 30% cash premium. Another strong performer was Pharmaceutical Resources, Inc., whose share price rose by more than 40% on news that the company’s core generic drug business grew faster than anticipated during 2002. We believe that new product approvals along with expected strong sales should accelerate both revenue and earnings growth for the company in 2003.

In the consumer area, Gtech Holdings, the leading online lottery vendor, was a good holding for the Fund, as it posted profits well above estimates. We believe that the company’s revenue growth should accelerate as state and local governments turn to lottery games to address budget deficits.

STRATEGIC OUTLOOK

While some investors are concerned that economic weakness will persist after the Iraq conflict is resolved, we believe that this view may be misplaced. The economy has remained stagnant as businesses have postponed decisions in light of uncertainties concerning the war. But now that it appears as though the war will draw to a close, we believe that economic activity may again strengthen. Additionally, energy prices have fallen sharply since the beginning of the war, which helps both business and consumer discretionary incomes.

We are optimistic about future earnings for certain companies within the Fund’s portfolio, and we believe that the combination of attractive valuations and strong fundamentals may create a favorable investment environment for the balance of 2003.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Small Cap Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Small Cap Fund (the accounting survivor of a merger of the Stagecoach Small Cap Fund, the Stagecoach Strategic Growth Fund and the Norwest Advantage Small Company Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the Small Capitalization Growth Fund for BRP Employee Retirement Plans (an unregistered bank collective investment fund), a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to December 15, 1997, reflects the performance of the Class B shares, which as discussed above, reflects performance of the shares of the predecessor portfolio for periods prior to September 16, 1996, adjusted for Class C sales charges and expenses.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Including Sales Charge				Excluding Sales Charge
	6-Month*	1-Year	5-Year	Life of Fund	6-Month*	1-Year	5-Year	Life of Fund

Wells Fargo Small Cap Growth Fund – Class A	(4.46)	(42.57)	(10.86)	5.21	1.34	(39.05)	(9.80)	5.95

Wells Fargo Small Cap Growth Fund – Class B	(4.25)	(42.61)	(10.70)	5.21	0.75	(39.59)	(10.47)	5.21

Wells Fargo Small Cap Growth Fund – Class C	(1.20)	(40.83)	(10.67)	5.08	0.75	(39.61)	(10.49)	5.20

Wells Fargo Small Cap Growth Fund – Institutional Class					1.21	(39.03)	(9.53)	6.53

Benchmark

Russell 2000 Index					1.39	(26.96)	(4.12)	(1.80)
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	1.42

Price to Earnings Ratio (trailing 12 months)	16.6	X

Median Market Cap. ($B)	0.5

Number of Holdings	106

Portfolio Turnover	122%
**	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF MARCH 31, 2003)

Kroll Incorporated	2.46%

Priority Healthcare Corporation	2.15%

Hollywood Entertainment Corporation	2.10%

Pharmaceutical Resources	2.06%

The Advisory Board Company	1.92%

Bankatlantic Bancorp Incorporated	1.83%

Integrated Circuit Systems	1.82%

Neurocrine Biosciences	1.76%

Micrel Incorporated	1.71%

Key Energy Services Incorporated	1.62%

SECTOR DISTRIBUTION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

2   The Russell 2000 Index is an unmanaged, market value weighted index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

4   Sector distribution is subject to change.

5   The chart compares the performance of the Wells Fargo Small Cap Growth Fund Class A and Institutional Class shares for the life of the Fund with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

SMALL CAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

The Wells Fargo Small Cap Opportunities Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Schroder Investment Management North America Inc.

FUND MANAGER

Jenny B. Jones

INCEPTION DATE

08/01/93

PERFORMANCE HIGHLIGHTS

The Fund returned 1.02%1 for the six-month period ended March 31, 2003, excluding sales charges, underperforming the Russell 2000 Index2, which returned 1.39%. The Fund distributed no dividend income and $1.32 per share in capital gains during the period.

October and November were strong months for the market, as investors reacted to positive news such as the Federal Reserve Board’s decision to reduce interest rates by half a percentage point. However, the rest of the six-month period was a roller coaster, as the war with Iraq loomed and the economy weakened.

Technology was a surprisingly resilient sector during the period, partly because shares in the sector have been depressed for such a long time. In addition, holdings in basic materials, such as Olin Corporation, and energy, such as Key Energy Services, were strong holdings for the Fund. In addition, shares of companies in a variety of miscellaneous industries performed well for the Fund, but not because any particular industry was strong. For example, one of the Fund’s holdings, Ruby Tuesday, an owner/operator of casual dining restaurants performed well due to strong earnings announcements, although restaurants as a whole saw mixed performance.

Fund holdings that were detractors from its performance included Copart, a provider of salvage vehicle auction services and Charles River Laboratories International, a provider of animal research used in drug development.

Toward the end of the period, the Fund added several positions in the financial services sector, including Platinum Underwriters Holdings, Reinsurance Group of America, Doral Financial (a diversified financial services company) and First Niagra Financial, a regional savings bank. These additions were made with an eye toward improving stock selection in the sector where the Fund had shown the weakest performance.

STRATEGIC OUTLOOK

The Fund’s position in technology is currently overweighted, since this is the sector showing the most promise in the event of an economic turnaround. More generally, small-capitalization stocks historically have performed well during times of economic recovery. Accordingly, we expect to focus on the smaller segment of the small cap market.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to the shareholders. Without these reductions, the Fund’s returns would have been lower.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Excluding Sales Charge
	6-Month*	1-Year	5-Year	Life of Fund

Wells Fargo Small Cap Opportunities Fund – Institutional Class	1.02	(24.59)	1.21	12.84

Benchmark

Russell 2000 Index	1.39	(26.96)	(4.12)	6.05
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	1.00

Price to Earnings Ratio (trailing 12 months)	25.50	X

Price to Book Ratio	1.92	X

Median Market Cap. ($B)	1.10

Number of Holdings	99

Portfolio Turnover	60%
**	A measure of the Fund’s sensitivity to market movements.
The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF MARCH 31, 2003)

Regis Corporation	2.01%

Platinum Underwriters Holdings Limited	1.98%

Amphenol Corporation	1.86%

Commerce Bancshares Incorporated	1.79%

Ruby Tuesday Incorporated	1.63%

Symbol Technologies Incorporated	1.62%

Apria Healthcare Group	1.61%

Pnm Resources Incorporated	1.58%

Photon Dynamics Incorporated	1.57%

Reinsurance Group Of America	1.51%

SECTOR DISTRIBUTION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

Performance shown for Institutional Class shares of the Wells Fargo Small Cap Opportunities Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Cap Opportunities Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.

2   The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

4   Sector distribution is subject to change.

5   The chart compares the performance of the Wells Fargo Small Cap Opportunities Fund Institutional Class shares for the life of the Fund with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Small Company Growth Fund (the Fund) seeks to provide long-term capital appreciation by investing in smaller domestic companies.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Peregrine Capital Management, Inc.

FUND MANAGERS

Robert B. Mersky, CFA

Paul E. von Kuster, CFA

Daniel J. Hagen, CFA

INCEPTION DATE

12/31/82

PERFORMANCE HIGHLIGHTS

The Fund’s Institutional Class shares returned 3.00%1 for the six-month period ended March 31, 2003, outperforming the Russell 2000 Index2, which returned 1.39%.

From December through March, the Fund’s performance reflected the strong earnings gains of the companies in its portfolio. This was in contrast to October and November, when the Fund’s relative performance was hampered by a surge in smaller and more speculative stocks which the Fund did not own.

Overall, a diverse group of companies from nearly every economic sector contributed positively to Fund performance during the six-month period. The common thread of each of these companies was strong earnings and attractive stock prices at the beginning of the period. Two examples include WebMD, a health care software and information provider, and Novellus Systems, a semiconductor equipment manufacturer.

The Fund’s weakest stocks during the period, in general, were impacted by company specific developments, which were viewed negatively by the market. Such was the case with Charming Shoppes, a specialty apparel retailer facing declining sales, and Americredit, a struggling consumer finance company.

STRATEGIC OUTLOOK

During early 2003, the stock market moved up and down in lockstep with the latest developments in the war with Iraq. Company fundamentals were almost ignored by the market, particularly during March when the conflict commenced. But with the war winding down, we believe that investors may once again focus on individual companies.

Going forward, we will continue to seek companies that are rapidly growing or that are emerging from periods of change and where there may be the potential for dramatic stock price appreciation. In general, we believe that the Fund’s current holdings include companies with the potential for strong earnings growth. At the same time, the overall stock market appears more reasonably priced than it has been in recent years.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Excluding Sales Charge
	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Small Company Growth Fund – Institutional Class	3.00	(29.92)	(7.22)	6.35

Benchmark

Russell 2000 Index	1.39	(26.96)	(4.12)	6.22
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	1.20

Price to Earnings Ratio (trailing 12 months)	19.0	X

Price to Book Ratio	2.3	X

Median Market Cap ($B)	0.90

Portfolio Turnover	79%
**	A measure of the Fund’s sensitivity to market movements.
The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF MARCH 31, 2003)

Kroll Incorporated	1.60%

Ivax Corporation	1.56%

Lincare Holdings Incorporated	1.55%

J.B. Hunt Transport Services Incorporated	1.50%

W.R. Berkley Corporation	1.47%

NBTY Incorporated	1.45%

DSP Group Incorporated	1.38%

Pioneer Natural Resources	1.37%

Omnicare Incorporated	1.33%

Consolidated Freightways Incorporated	1.33%

SECTOR DISTRIBUTION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

Performance shown for the Institutional Class shares of the Wells Fargo Small Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund’s performance results. Institutional Class shares are sold without sales charges.

2   The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the Master Portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

4   Sector distribution is subject to change.

5   The chart compares the performance of the Wells Fargo Small Company Growth Fund Institutional Class shares for the most recent ten years with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

SMALL COMPANY VALUE FUND

INVESTMENT OBJECTIVE

The Wells Fargo Small Company Value Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Peregrine Capital Management, Inc.

FUND MANAGERS

Tasso H. Coin, Jr., CFA

Douglas G. Pugh, CFA

INCEPTION DATE

06/01/97

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 0.88%1, excluding sales charges, for the six-month period ended March 31, 2003, outperforming the Russell 2000 Index2, which returned 1.39% during the same period.

Technology stocks rallied strongly in the fourth quarter of 2002 after a poor showing in the prior quarter. We had purchased additional technology holdings for the Fund’s portfolio after the dramatic sell-off when many of these stocks were selling at valuations equivalent to just two times the net cash on their balance sheets. The result of this strategy allowed the Fund to fully capture the fourth quarter rally, making technology the top performing sector for the Fund for the six-month period.

In terms of individual stocks, Actel Corp., a technology company serving the defense industry, and Lone Star Technologies, a manufacturer of steel pipes used in the construction and completion of oil and natural gas wells, were among the Fund’s top performers. In addition, the energy sector was a positive area of investment for the Fund.

In contrast, consumer staples had the greatest negative impact on Fund performance during the period, with Interstate Bakeries reporting disappointing earnings, and Pathmark Stores experiencing strong price competition from a rival grocer. In addition, three hotel real estate investment trusts held by the Fund underperformed due to reduced business travel attributed to the Iraq war. Finally, another Fund holding, Crompton Corp., a chemicals manufacturer, saw its share price decline dramatically as the national economy weakened.

STRATEGIC OUTLOOK

Small cap value stocks rallied strongly at the conclusion of the Persian Gulf War in 1991. We believe that the present economic environment similarly offers an attractive entry point into small cap value investments. Our strategy of investing in value style stocks may benefit Fund performance in the future if stocks experience a rally similar to the one they experienced after the Gulf War.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

Performance shown for the Wells Fargo Small Company Value Fund Class A, Class B and Institutional Class shares prior to January 31, 2002 and Class C shares prior to August 31, 2002 in the average annual total return table reflects the performance of the Wells Fargo Small Company Value Master Portfolio, a master portfolio in which the Fund invests, adjusted to reflect the fees and expenses of each share class of the Fund. The Wells Fargo Small Company Value Master Portfolio, which incepted on June 1, 1997, has a substantially identical investment objective and investment strategy as the Fund. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	(Including Sales Charge)				(Excluding Sales Charge)
	6-Month*	1-Year	5-Year	Life of Fund	6-Month*	1-Year	5-Year	Life of Fund

Class A	(4.92)	(30.54)	(0.77)	4.86	0.88	(26.31)	0.41	5.93

Class B	(4.35)	(30.50)	(0.73)	5.01	0.65	(26.85)	(0.33)	5.15

Class C	(1.47)	(28.39)	(0.56)	4.95	0.53	(26.94)	(0.36)	5.13

Institutional Class					1.00	(26.20)	0.57	6.10

Benchmark

Russell 2000 Index					1.39	(26.96)	(4.12)	(1.80)
*	Returns for periods of less than one year are not annualized.

CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	0.93

Price to Earnings Ratio (trailing 12 months)	12.6	X

Price to Book Ratio	1.2	X

Median Market Cap ($B)	0.5

Portfolio Turnover	37%
**	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF MARCH 31, 2003)

Amerigroup Corporation	2.08%

Lone Star Technologies	1.69%

Energen Corporation	1.54%

Intergraph Corporation	1.50%

CBL & Associates Properties Incorporated	1.45%

Actel Corporation	1.45%

Brookline Bancorp Incorporated	1.44%

Technitrol Incorporated	1.38%

H B Fuller Company	1.37%

Harleysville Group Incorporated	1.32%

SECTOR DISTRIBUTION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

2   The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

3 The ten largest equity holdings are calculated based on the market value of the Master Portfolio securities allocable to the Fund divided by the total market value of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

4   Sector distribution is subject to change.

5   The chart compares the performance of the Wells Fargo Small Company Value Fund Class A and Institutional Class shares for the life of the Fund with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

SPECIALIZED HEALTH SCIENCES FUND

INVESTMENT OBJECTIVE

The Wells Fargo Specialized Health Sciences Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Dresdner RCM Global Investors LLC

FUND MANAGERS

Michael Dauchot, M.D. is the lead portfolio manager and is supported by Dresdner RCM Global Investors LLC’s Health Care Team.

INCEPTION DATE

04/02/01

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 4.99%1 for the six-month period ended March 31, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned 5.00%. The Fund distributed no dividend income and no capital gains during the period.

Overall, the war in Iraq and recession fears made health care stocks relatively more attractive during the period, since the group is not considered economically sensitive. However, more volatile sub-sectors, such as biotechnology, fluctuated dramatically depending on how well the war was perceived to be progressing. In addition, hospital management companies experienced a significant decline in the wake of a Medicare fraud scandal at Tenet Healthcare. This controversy cast a shadow over the entire sub-sector, and hurt our investments in the group.

On the plus side, the strong performer for the Fund was the specialty pharmaceuticals area, which includes companies featuring generic as well as emerging products. A significant contributor to the Fund’s performance, particularly during early 2003, was Biovail, an emerging drug company which received FDA approval for its lead anti-hypertension drug. In the medical products area, St. Jude Medical provided the Fund with a good return, largely based on the strength of its strong earnings and favorable clinical results for its most important product, an implantable cardiac defibrillator.

STRATEGIC OUTLOOK

The outlook for the health care sector is strong, particularly in biotechnology, where many companies are scheduled to release positive data on drugs under development. In addition, the generic drug area remains promising, as more branded drugs’ patents expire, and as the cost conscious health care market shows an increased appetite for generic versions of previously branded drugs. At this time, we are neutral on the large-cap pharmaceutical stocks as well as health care service companies, each of which present concerns regarding earnings growth and possible negative political pressures leading up to the 2004 elections.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Including Sales Charge			Excluding Sales Charge
	6-Month*	1-Year	Life of Fund	6-Month*	1-Year	Life of Fund

Wells Fargo Specialized Health Sciences Fund – Class A	(1.04)	(24.23)	(12.07)	4.99	(19.61)	(9.43)

Wells Fargo Specialized Health Sciences Fund – Class B	(0.34)	(24.15)	(11.46)	4.66	(20.16)	(10.10)

Wells Fargo Specialized Health Sciences Fund – Class C	2.62	(21.65)	(10.49)	4.66	(20.06)	(10.04)

Benchmark

S&P 500 Index				5.00	(24.76)	(13.15)
*	Returns for periods of less than one year are not annualized.

FUND CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	0.83

Price to Earnings Ratio (trailing 12 months)	28.9	X

Price to Book Ratio	4.2	X

Median Market Cap. ($B)	5.8

Number of Holdings	50

Portfolio Turnover	84%
**	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF MARCH 31, 2003)

Pharmacia Corporation	5.23%

Wyeth	4.48%

Pfizer Incorporated	4.32%

Amgen Incorporated	4.20%

Merck & Co. Incorporated	4.14%

Johnson & Johnson	4.10%

Medtronic Incorporated	4.05%

AmerisourceBergen Corporation	3.70%

Gilead Sciences Incorporated	3.14%

Abbott Laboratories	3.07%

SECTOR DISTRIBUTION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

2   The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

4   Sector distribution is subject to change.

5   The chart compares the performance of the Wells Fargo Specialized Health Sciences Fund Class A shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS	PERFORMANCE HIGHLIGHTS

SPECIALIZED TECHNOLOGY FUND

INVESTMENT OBJECTIVE

The Wells Fargo Specialized Technology Fund (the Fund) seeks long-term capital appreciation by investing in domestic and foreign equity securities of technology companies.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Dresdner RCM Global Investors LLC

FUND MANAGERS

Walter C. Price, Jr., CFA serves as the lead portfolio manager and is supported by the Dresdner RCM Global Investors LLC’s Technology Research Team.

INCEPTION DATE

09/18/00

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 9.42%1 for the six-month period ended March 31, 2003, excluding sales charges, outperforming the S&P 500 Index2, which returned 5.00%. The Fund distributed no dividend income and no capital gains during the period.

The technology sector was one of the top performing groups during the six-month period and the Fund’s performance benefited from the trend. The rebound began after the third quarter of 2002, when corporate profit results were better than expected. In addition, the November election propelled the group as the prospects of passage of a large stimulus bill improved significantly.

In particular, Internet stocks such as Yahoo (online information), eBay (online auctions) and Expedia (online travel) performed well for the Fund during the six-month period. These companies are among the few that survived the dot.com bubble of the late 1990s, and have since thrived as the Internet increasingly becomes as easy to use and as familiar as the telephone and the personal computer. In addition, the Fund established positions in three leading Internet companies in China, where the development of media companies has lagged the rest of the world.

On the negative side, software, industrial technology and other economically sensitive areas performed poorly. As a result, we eliminated many of these stocks and concentrated our holdings in the few companies where we have strong convictions, since we believe that their business has only been delayed by the uncertainty of war.

STRATEGIC OUTLOOK

In recent weeks, the tax package proposed by the Bush Administration has been sidetracked by the war effort in Iraq. Nevertheless, we are generally optimistic about technology because we believe that corporate spending is likely to recover after nearly four years of reduced spending. We expect to see investments in new generations of personal computers and cell phones with cameras and Internet access. Meanwhile, we remain under-represented in the hardware and semiconductor sectors, which we believe may take longer to recover than the market generally.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Adviser has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period.

PERFORMANCE HIGHLIGHTS	STOCK FUNDS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Including Sales Charge			Excluding Sales Charge
	6-Month*	1-Year	Life of Fund	6-Month*	1-Year	Life of Fund

Class A	2.95	(39.45)	(44.04)	9.42	(35.79)	(42.72)

Class B	4.59	(39.20)	(43.77)	9.59	(36.00)	(43.09)

Class C	7.61	(37.31)	(43.32)	9.59	(36.00)	(43.09)

Benchmark

S&P 500 Index				5.00	(24.76)	(18.98)
*	Returns for periods of less than one year are not annualized.

FUND CHARACTERISTICS (AS OF MARCH 31, 2003)

Beta**	1.39

Price to Earnings Ratio (trailing 12 months)	39.9	X

Price to Book Ratio	2.7	X

Median Market Cap. ($B)	5.7

Number of Holdings	65

Portfolio Turnover	120%
**	A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS[3] (AS OF MARCH 31, 2003)

Microsoft Corporation	5.52%

Yahoo Japan Corporation	4.77%

Hewlett-Packard Company	4.45%

Intel Corporation	4.16%

Ebay Incorporated	4.15%

Alcatel SA	3.99%

Utstarcom Incorporated	3.79%

Amdocs Limited	3.67%

Usa Networks Incorporated	3.13%

Marvell Technology Group	2.62%

SECTOR DISTRIBUTION4 (AS OF MARCH 31, 2003)

GROWTH OF $10,000 INVESTMENT5

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

4   Sector distribution is subject to change.

5   The chart compares the performance of the Wells Fargo Specialized Technology Fund Class A shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

DIVERSIFIED EQUITY FUND

Face/Share Amount	Security Description	Value

N/A	Disciplined Growth Portfolio	$28,360,924

N/A	Income Equity Portfolio	280,483,064

N/A	Index Portfolio	281,294,313

N/A	International Equity Portfolio	164,772,906

N/A	Large Cap Appreciation Port	28,250,707

N/A	Large Company Growth Portfolio	225,493,910

N/A	Small Cap Index Portfolio	35,909,614

N/A	Small Cap Value Portfolio	5,149,061

N/A	Small Company Growth Portfolio	36,000,013

N/A	Small Company Value Portfolio	35,828,577

Total Investment In Master Portfolio – Cost $1,036,347,546)		1,121,543,089

Total Investment In Master Portfolio (Cost $1,036,347,546)	99.90%	$1,121,543,089

Other Assets And Liabilities, Net	0.10%	1,067,008

Total Net Assets	100.00%	$1,122,610,097

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

DIVERSIFIED SMALL CAP FUND

Face/Share Amount	Security Description	Value

N/A	Small Company Growth Portfolio	$66,362,955

N/A	Small Company Value Portfolio	66,036,863

N/A	Small Cap Index Portfolio	66,000,258

Total Investment In Master Portfolio – (Cost $214,506,447)		198,400,077

Total Investment In Master Portfolio (Cost $214,506,447)	99.62%	$198,400,077

Other Assets And Liabilities, Net	0.38%	756,795

Total Net Assets	100.00%	$199,156,872

The accompanying notes are an integral part of these financial statements.

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

EQUITY INCOME FUND

Face/Share Amount	Security Description	Value

N/A	Income Equity Portfolio	$1,010,094,325

Total Investment In Master Portfolio (Cost $1,250,925,966)		1,010,094,325

Total Investment In Master Portfolio (Cost $1,250,925,966)	99.99%	$1,010,094,325

Other Assets And Liabilities, Net	0.01%	80,388

Total Net Assets	100.00%	$1,010,174,713

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

EQUITY INDEX FUND

Shares	Security Name	Value

Common Stock – 97.60%

Amusement & Recreation Services – 0.05%

4,475	Harrah’s Entertainment	$159,758

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.14%

5,159	Jones Apparel Group Incorporated	141,511

4,277	Liz Claiborne Incorporated†	132,245

4,350	Vf Corporation†	163,691

		437,447

Apparel & Accessory Stores – 0.51%

35,389	Gap Incorporated†	512,787

13,500	Kohls Corporation	763,830

20,945	Limited Brands Incorporated	269,562

5,422	Nordstrom Incorporated†	87,836

		1,634,015

Automotive Dealers & Gasoline Service Stations – 0.13%

11,606	Autonation Incorporated	147,977

3,899	Autozone Incorporated	267,900

		415,877

Automotive Repair, Services, & Parking – 0.02%

2,502	Ryder System Incorporated†	51,316

Building Construction – General Contractors & Operative Builders – 0.11%

2,471	Centex Corporation†	134,324

1,917	KB Home†	87,128

2,450	Pulte Homes Incorporated†	122,867

		344,319

Building Materials, Hardware, Garden Supply & Mobile Home Dealers – 1.15%

93,117	Home Depot Incorporated†	2,268,330

31,267	Lowe’s Companies Incorporated†	1,276,319

6,000	Sherwin-Williams Company†	158,580

		3,703,229

Business Services – 7.56%

9,251	Adobe Systems Incorporated†	285,208

178,973	AOL Time Warner Incorporated	1,943,647

4,540	Autodesk Incorporated†	69,280

24,006	Automatic Data Processing†	739,145

9,340	Bmc Software Incorporated	140,941

41,243	Cendant Corporation	523,786

6,847	Citrix Systems Incorporated	90,107

23,009	Computer Associates International†	314,303

7,495	Computer Sciences Corporation	243,962

15,136	Compuware Corporation	51,311

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

EQUITY INDEX FUND

Shares	Security Name	Value

Business Services (continued)

20,368	Concord Efs Incorporated	$191,459

6,948	Convergys Corporation	91,714

2,471	Deluxe Corporation†	99,161

12,360	Ebay Incorporated	1,054,184

5,729	Electronic Arts Incorporated	335,949

19,073	Electronic Data Systems†	335,685

5,695	Equifax Incorporated†	113,843

30,113	First Data Corporation†	1,114,482

7,661	Fiserv Incorporated	241,168

9,784	IMS Health Incorporated†	152,728

15,440	Interpublic Group Cos Incorporated†	143,592

8,235	Intuit Incorporated	306,342

3,381	Mercury Interactive Corporation	100,348

428,457	Microsoft Corporation†	10,372,944

3,906	NCR Corporation	71,636

14,743	Novell Incorporated	31,697

7,529	Omnicom Group Incorporated†	407,846

210,962	Oracle Corporation	2,288,727

10,513	Parametric Technology	22,813

12,531	Peoplesoft Incorporated	191,724

6,938	Robert Half International Incorporated	92,345

19,400	Siebel Systems Incorporated	155,394

127,916	Sun Microsystems Incorporated	417,006

11,336	Sungard Data Systems Incorporated	241,457

5,914	Symantec Corporation	231,711

4,451	TMP Worldwide Incorporated	47,759

13,060	Unisys Corporation	120,936

16,479	Veritas Software Corporation	289,701

23,658	Yahoo Incorporated	568,265

		24,234,306

Chemicals & Allied Products – 13.24%

62,595	Abbott Laboratories Incorporated†	2,354,198

9,097	Air Products & Chemicals†	376,889

2,338	Alberto-Culver Company†	115,217

51,530	Amgen Incorporated	2,965,552

4,396	Avery Dennison Corporation†	257,913

9,422	Avon Products Incorporated†	537,525

5,968	Biogen Incorporated	178,801

77,554	Bristol-Myers Squibb Company†	1,638,716

7,486	Chiron Corporation	280,725

8,809	Clorox Company†	406,712

21,550	Company Lgate-Palmolive Company†	1,173,182

36,478	Dow Chemical Company†	1,007,158

39,825	Du Pont (E.I.) De Nemours†	1,547,600

3,095	Eastman Chemical Company†	89,724

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

EQUITY INDEX FUND

Shares	Security Name	Value

Chemicals & Allied Products (continued)

5,210	Ecolab Incorporated†	$257,009

44,977	Eli Lilly & Company†	2,570,436

14,533	Forest Laboratories Incorporated	784,346

8,590	Genzyme Corporation	313,106

41,808	Gillette Company†	1,293,536

2,009	Great Lakes Chemical Corporation†	44,600

3,777	Internationall Flavors & Fragrances†	117,427

9,639	King Pharmaceuticals Incorporated	114,993

10,070	Medimmune Incorporated	330,598

89,906	Merck & Company Incorporated†	4,925,051

246,718	Pfizer Incorporated†	7,687,733

51,765	Pharmacia Corporation†	2,241,425

6,786	PPG Industries Incorporated†	305,913

6,474	Praxair Incorporated†	364,810

51,764	Procter & Gamble Company†	4,609,584

8,852	Rohm & Haas Company†	263,613

58,720	Schering-Plough Corporation†	1,046,978

2,870	Sigma-Aldrich†	127,686

4,281	Watson Pharmaceuticals	123,164

53,075	Wyeth†	2,007,297

		42,459,217

Communications – 4.73%

12,452	Alltel Corporation†	557,352

30,844	AT&T Corporation†	499,672

108,463	AT&T Wireless Services	715,856

14,922	Avaya Incorporated	30,441

74,509	Bellsouth Corporation†	1,614,610

5,709	Centurytel Incorporated†	157,568

24,532	Clear Channel Comm	832,125

92,406	Comcast Corporation	2,641,888

38,560	Nextel Communications Incorporated	516,318

67,877	Qwest Communications Internationall	236,891

132,932	SBC Communications Incorporated†	2,666,616

35,815	Sprint Corporation (Fon Group)†	420,826

40,000	Sprint Corporation (Pcs Group)	174,400

9,172	Univision Communications	224,806

109,533	Verizon Communications†	3,871,992

		15,161,361

Depository Institutions – 10.02%

14,229	Amsouth Ban Corporation†	282,873

60,151	Bank Of America Corporation†	4,020,493

30,680	Bank Of New York Co Incorporated†	628,940

46,605	Bank One Corporation†	1,613,465

18,855	BB&T Corporation†	592,613

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

EQUITY INDEX FUND

Shares	Security Name	Value

Depository Institutions (continued)

9,048	Charter One Financial Incorporated†	$250,268

205,820	Citigroup Incorporated†	7,090,499

6,995	Comerica Incorporated†	264,971

23,133	Fifth Third Ban Corporation†	1,159,889

5,027	First Tennessee Natl Corporation†	199,622

42,022	Fleetboston Finl Corporation†	1,003,485

6,143	Golden West Finl Corporation†	441,866

9,430	Huntington Bancshares Incorporated†	175,304

79,935	JP Morgan Chase & Company†	1,895,259

17,011	Key Corporation†	383,768

8,742	Marshall & Ilsley Corporation†	223,446

17,253	Mellon Financial Corporation†	366,799

24,482	National City Corporation†	681,824

6,465	North Fork Bancorporation†	190,394

8,845	Northern Trust Corporation†	269,330

11,370	PNC Finl Services Group†	481,861

8,853	Regions Financial Corporation†	286,837

13,831	Southtrust Corporation†	353,105

13,299	State Street Corporation†	420,647

11,305	Suntrust Banks Incorporated†	595,208

12,194	Synovus Financial Corporation†	218,151

7,932	Union Planters Corporation†	208,532

76,694	US Ban Corporation†	1,455,652

54,463	Wachovia Corporation†	1,855,554

37,902	Washington Mutual Incorporated†	1,336,804

67,739	Wells Fargo & Company†	3,047,578

3,640	Zions Bancorporation†	155,719

		32,150,756

Eating & Drinking Places – 0.40%

6,843	Darden Restaurants Incorporated†	122,148

50,820	Mcdonald’S Corporation†	734,857

4,620	Wendy’S Internationall Incorporated†	127,096

11,832	Yum! Brands Incorporated	287,873

		1,271,974

Educational Services – 0.11%

6,979	Apollo Group Incorporated	348,252

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 7.12%

32,098	ADC Telecommunications	66,122

13,751	Advanced Micro Devices	84,981

15,315	Altera Corporation	207,365

7,851	American Power Conversion	111,798

14,582	Analog Devices Incorporated	401,005

3,936	Andrew Corporation	21,648

12,157	Applied Micro Circuits	39,632

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

EQUITY INDEX FUND

Shares	Security Name	Value

Electronic & Other Electrical Equipment & Components, Except Computer Equipment (continued)

11,044	Broadcom Corporation	$136,393

17,355	Ciena Corporation	75,841

7,516	Comverse Technology Incorporated	85,006

3,733	Cooper Industries Incorporated†	133,305

16,852	Emerson Electric Company†	764,238

398,416	General Electric Company†	10,159,608

265,248	Intel Corporation†	4,318,237

56,666	JDS Uniphase Corporation	161,498

12,526	Linear Technology Corporation†	386,678

14,888	LSI Logic Corporation	67,294

156,592	Lucent Technologies Incorporated	230,190

12,936	Maxim Integrated Products†	467,248

3,124	Maytag Corporation†	59,450

24,326	Micron Technology Incorporated	198,014

7,678	Molex Incorporated†	164,923

92,125	Motorola Incorporated†	760,953

7,274	National Semiconductor	123,949

13,586	Network Appliance Incorporated	152,027

5,988	Novellus Systems Incorporated	163,293

6,312	Nvidia Corporation	81,109

6,703	PMC – Sierra Incorporated	39,883

3,199	Power-One Incorporated	14,076

3,756	QLogic Corporation	139,498

31,585	Qualcomm Incorporated†	1,138,955

20,393	Sanmina-Sci Corporation	82,388

6,120	Scientific-Atlanta Incorporated†	84,089

16,495	Tellabs Incorporated	95,506

69,305	Texas Instruments Incorporated†	1,134,523

2,334	Thomas & Betts Corporation	33,096

2,730	Whirlpool Corporation†	133,852

13,509	Xilinx Incorporated	316,246

		22,833,917

Electric, Gas, & Sanitary Services – 3.00%

21,772	AES Corporation	78,815

5,032	Allegheny Energy Incorporated	31,249

7,894	Allied Waste Industries	63,073

6,370	Ameren Corporation†	248,749

15,568	American Electric Power†	355,729

15,134	Calpine Corporation	49,942

12,184	Centerpoint Energy Incorporated†	85,897

6,739	Cinergy Corporation†	226,767

11,299	Citizens Communications	112,764

5,768	CMS Energy Corporation†	25,437

8,552	Consolidated Edison†	328,995

6,595	Constellation Energy†	182,879

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

EQUITY INDEX FUND

Shares	Security Name	Value

Electric, Gas, & Sanitary Services (continued)

12,300	Dominion Resources Incorporated†	$681,051

6,704	DTE Energy Company†	259,110

35,697	Duke Energy Corporation†	519,034

14,868	Dynegy Incorporated†	38,805

13,044	Edison International	178,572

23,981	El Paso Corporation†	145,085

8,888	Entergy Corporation†	427,957

12,931	Exelon Corporation†	651,852

11,916	Firstenergy Corporation†	375,354

7,307	FPL Group Incorporated†	430,602

6,263	Keyspan Corporation†	201,982

4,881	Kinder Morgan Incorporated†	219,645

16,171	Mirant Corporation	25,874

1,762	Nicor Incorporated†	48,138

9,963	Nisource Incorporated†	181,327

1,429	Peoples Energy Corporation†	51,115

16,318	PG&E Corporation	219,477

3,619	Pinnacle West Cap Corporation†	120,296

6,584	PPL Corporation†	234,456

9,496	Progress Energy Incorporated†	371,768

8,905	Public Service Enterprise†	326,724

8,250	Sempra Energy†	205,920

28,565	Southern Co Incorporated†	812,389

7,032	Teco Energy Incorporated†	74,750

12,897	TXU Corporation†	230,211

23,820	Waste Management Incorporated†	504,508

20,686	Williams Cos Incorporated†	94,742

15,963	Xcel Energy Incorporated†	204,486

		9,625,526

Engineering, Accounting, Research Management & Related Services – 0.51%

3,216	Fluor Corporation – New†	108,315

17,472	Halliburton Company†	362,196

10,466	Monsanto Company†	171,642

6,049	Moody’S Corporation†	279,645

15,065	Paychex Incorporated†	413,836

4,211	Quest Diagnostics Incorporated	251,355

4,724	Quintiles Transnational	57,444

		1,644,431

Fabricated Metal Products, Except Machinery & Transportation Equipment – 0.76%

2,275	Ball Corporation†	126,718

2,383	Crane Company†	41,512

5,975	Fortune Brands Incorporated†	256,147

12,308	Illinois Tool Works†	715,710

18,245	Lockheed Martin Corporation†	867,550

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

EQUITY INDEX FUND

Shares	Security Name	Value

Fabricated Metal Products, Except Machinery & Transportation Equipment (continued)

19,698	Masco Corporation†	$366,777

2,327	Snap-On Incorporated†	57,617

		2,432,031

Food & Kindred Products – 4.13%

99,257	Company Ca – Company La Company †	4,017,923

1,453	Adolph Coors Company†	70,471

34,268	Anheuser-Busch Cos Incorporated†	1,597,231

25,849	Archer-Daniels-Midland Company†	279,169

16,431	Campbell Soup Company†	345,051

17,992	Coca-Cola Enterprises Incorporated†	336,270

21,498	Conagra Foods Incorporated†	431,680

14,764	General Mills Incorporated†	672,500

14,067	Heinz (H J) Company†	410,756

4,372	Hercules Incorporated	38,036

5,450	Hershey Foods Corporation†	341,499

16,345	Kellogg Company†	500,974

5,609	Mc Company Rmick & Company, Incorporated†	135,401

11,228	Pepsi Bottling Group Incorporated†	201,318

69,146	Pepsico Incorporated†	2,765,840

31,337	Sara Lee Corporation†	586,002

9,016	Wrigley (Wm ) Jr Company†	509,404

		13,239,525

Food Stores – 0.36%

15,180	Albertson’s Incorporated†	286,143

30,555	Kroger Company	401,798

15,518	Starbucks Corporation	399,744

5,638	Winn-Dixie Stores Incorporated†	74,534

		1,162,219

Forestry – 0.13%

8,767	Weyerhaeuser Corporation†	419,326

Furniture And Fixtures – 0.26%

3,562	Johnson Controls Incorporated†	258,031

7,792	Leggett & Platt Incorporated†	142,438

10,703	Newell Rubbermaid Incorporated†	303,430

7,186	Rockwell Collins†	132,007

		835,906

General Merchandise Stores – 3.76%

4,650	Big Lots Incorporated	52,313

3,390	Dillards Incorporated†	43,799

13,344	Dollar General Corporation†	162,930

6,885	Family Dollar Stores Incorporated†	212,609

7,615	Federated Dept Stores	213,371

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

EQUITY INDEX FUND

Shares	Security Name	Value

General Merchandise Stores (continued)

10,742	JC Penney Co Incorporated (Holding†	$210,973

11,540	May Department Stores Company†	229,531

12,664	Sears Roebuck & Company†	305,836

36,385	Target Corporation†	1,064,625

21,034	TJX Companies Incorporated†	370,198

176,724	Wal-Mart Stores Incorporated†	9,194,950

		12,061,135

Health Services – 0.44%

20,546	HCA Incorporated†	849,783

9,556	Health Management Assoc†	181,564

3,857	Manor Care Incorporated	74,170

18,967	Tenet Healthcare Corporation	316,749

		1,422,266

Heavy Construction Other Than Building Construction Contracts – 0%

2,552	McDermott Internationall Incorporated	7,401

Home Furniture, Furnishings, And Equipment Stores – 0.30%

11,772	Bed Bath & Beyond Incorporated	406,605

12,881	Best Buy Company Incorporated	347,401

8,428	Circuit City Stores†	43,826

6,743	Radioshack Corporation†	150,301

		948,133

Holding & Other Investment Offices – 0.39%

3,755	Apartment Investment & Management Company†	136,982

16,482	Equity Office Properties†	419,467

10,844	Equity Residential†	261,015

7,401	Plum Creek Timber Company†	159,788

7,384	Simon Property Group Incorporated†	264,569

		1,241,821

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.21%

15,066	Hilton Hotels Corporation†	174,915

9,360	Marriott Internationall Incorporated†	297,742

7,997	Starwood Hotels & Resorts†	190,249

		662,906

Industrial & Commercial Machinery & Computer Equipment – 7.04%

15,622	3M Company†	2,031,329

2,901	American Standard Cos	199,502

14,432	Apple Computer Incorporated	204,068

66,074	Applied Materials Incorporated	831,211

13,488	Baker Hughes Incorporated†	403,696

3,146	Black & Decker Corporation†	109,670

13,780	Caterpillar Incorporated†	677,976

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

EQUITY INDEX FUND

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment (continued)

284,741	Cisco Systems Incorporated	$3,673,159

1,661	Cummins Incorporated†	40,861

9,579	Deere & Company†	376,072

103,265	Dell Computer Corporation	2,820,167

8,100	Dover Corporation†	196,182

2,822	Eaton Corporation†	197,399

88,074	EMC Corporation	636,775

12,974	Gateway Incorporated	30,619

122,210	Hewlett-Packard Company†	1,900,363

67,667	IBM Corporation†	5,307,123

6,778	Ingersoll-Rand Company – Cl A†	261,563

3,401	Internationall Game Technology	278,542

7,934	Jabil Circuit Incorporated	138,845

5,041	Lexmark International Incorporated	337,495

4,923	Pall Corporation†	98,460

4,729	Parker Hannifin Corporation†	183,201

9,470	Pitney Bowes Incorporated†	302,282

33,079	Solectron Corporation	99,899

3,533	Stanley Works†	84,757

9,231	Symbol Technologies Incorporated†	79,479

18,832	United Technologies Corporation†	1,088,113

		22,588,808

Insurance Carriers – 5.01%

10,515	ACE Limited†	304,409

6,027	Aetna Incorporated – New†	297,131

20,666	Aflac Incorporated†	662,345

28,144	Allstate Corporation†	933,536

4,243	Ambac Financial Group Incorporated†	214,356

104,441	American Internationall Group†	5,164,607

5,663	Anthem Incorporated	375,174

6,848	Chubb Corporation†	303,503

5,588	Cigna Corporation†	255,483

6,465	Cincinnati Financial Corporation†	226,728

10,225	Hartford Financial Svcs†	360,841

5,744	Jefferson-Pilot Corporation†	221,029

11,535	John Hancock Financial†	320,442

7,088	Lincoln National Corporation†	198,464

7,424	Loews Corporation†	295,772

5,809	Mbia Incorporated†	224,460

28,037	Metlife Incorporated†	739,616

4,022	MGIC Investment Corporation†	157,944

12,822	PR Incorporated Ipal Financial Group†	347,989

8,718	Progressive Corporation†	517,065

22,666	Prudential Financial Incorporated†	662,981

5,533	Safeco Corporation†	193,489

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

EQUITY INDEX FUND

Shares	Security Name	Value

Insurance Carriers (continued)

9,067	St Paul Cos Incorporated†	$288,331

4,741	Torchmark Corporation†	169,728

40,280	Travelers Prop Casualty-B†	568,351

12,189	Unitedhealth Group Incorporated†	1,117,366

9,669	Unumprovident Corporation†	94,756

5,955	Wellpoint Health Networks	457,046

5,438	XL Capital Limited – Class A†	384,902

		16,057,844

Insurance Agents, Brokers And Service – 0.39%

12,402	AON Corporation†	256,473

6,496	Humana Incorporated	62,362

21,502	Marsh & Mclennan Cos Incorporated†	916,630

		1,235,465

Lumber & Wood Products, Except Furniture – 0.05%

10,011	Georgia-Pacific Group†	139,153

4,187	Louisiana-Pacific Corporation	33,203

		172,356

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 2.81%

18,698	Agilent Technologies Incorporated	245,879

5,181	Allergan Incorporated†	353,396

8,385	Applied Biosystems Group – App†	132,735

2,066	Bard (C R ) Incorporated†	130,282

2,135	Bausch & Lomb Incorporated†	70,220

23,753	Baxter Internationall Incorporated†	442,756

10,197	Becton Dickinson & Company†	351,185

10,367	Biomet Incorporated†	317,749

16,328	Boston Scientific Corporation	665,529

6,102	Danaher Corporation†	401,268

11,681	Eastman Kodak Company†	345,758

12,285	Guidant Corporation	444,715

7,615	KLA-Tencor Corporation	273,698

48,826	Medtronic Incorporated†	2,203,029

1,937	Millipore Corporation	63,340

5,058	Perkinelmer Incorporated†	44,966

16,250	Raytheon Company†	461,013

7,433	Rockwell Automation Incorporated†	153,863

7,109	St Jude Medical Incorporated	346,564

7,925	Stryker Corporation†	544,051

3,480	Tektronix Incorporated	59,682

7,330	Teradyne Incorporated	85,321

6,546	Thermo Electron Corporation	118,483

5,170	Waters Corporation	109,397

29,439	Xerox Corporation	256,119

7,808	Zimmer Holdings Incorporated	379,703

		9,000,701

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

EQUITY INDEX FUND

Shares	Security Name	Value

Metal Mining – 0.20%

5,801	Freeport-Mcmoran C & G	$98,908

16,083	Newmont Mining Corporation†	420,570

3,559	Phelps Dodge Corporation	115,596

		635,074

Mining & Quarrying Of Nonmetallic Minerals, Except Fuels – 0.04%

4,064	Vulcan Materials Company†	122,855

Miscellaneous Manufacturing Industries – 0.52%

6,933	Hasbro Incorporated†	96,298

17,506	Mattel Incorporated†	393,887

5,811	Tiffany & Company†	145,275

79,918	Tyco International Limited†	1,027,745

		1,663,205

Miscellaneous Retail – 0.84%

18,249	Costco Wholesale Corporation	548,017

15,732	CVS Corporation†	375,208

12,354	Office Depot Incorporated	146,148

18,950	Staples Incorporated	347,354

8,505	Toys R Us Incorporated	71,187

41,034	Walgreen Company†	1,209,682

		2,697,596

Motion Pictures – 0.43%

81,771	Walt Disney Company†	1,391,742

Motor Freight Transportation & Warehousing – 0.80%

44,996	United Parcel Service Incorporated†	2,564,772

Non-Depository Credit Institutions – 2.47%

52,622	American Express Company†	1,748,629

8,883	Capital One Financial†	266,579

5,059	Countrywide Financial†	290,893

27,854	FHLMS†	1,479,047

39,837	FNMA†	2,603,348

51,154	MBNA Corporation†	769,868

11,572	Providian Financial Corporation	75,912

6,147	SLM Corporation†	681,825

		7,916,101

Oil & Gas Extraction – 1.31%

9,954	Anadarko Petroleum Corporation†	452,907

6,400	Apache Corporation†	395,155

6,317	BJ Services Company	217,242

8,060	Burlington Resources Incorporated†	384,543

6,272	Devon Energy Corporation†	302,436

4,625	Eog Resources Incorporated†	182,963

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

EQUITY INDEX FUND

Shares	Security Name	Value

Oil & Gas Extraction (continued)

4,018	Kerr-Mcgee Corporation†	$163,171

5,794	Nabors Industries Limited	231,007

5,358	Noble Corporation	168,348

15,131	Occidental Petroleum Corporation†	453,325

3,745	Rowan Companies Incorporated	73,627

23,310	Schlumberger Limited†	886,013

12,780	Transocean Incorporated	261,351

		4,172,088

Paper & Allied Products – 0.66%

2,119	Bemis Company Incorporated†	89,125

2,333	Boise Cascade Corporation†	50,976

19,170	International Paper Company†	647,946

20,593	Kimberly-Clark Corporation†	936,158

8,013	Meadwestvaco Corporation†	182,536

6,344	Pactiv Corporation	128,783

2,150	Temple-Inland Incorporated†	80,410

		2,115,934

Personal Services – 0.17%

6,818	Cintas Corporation†	224,312

7,152	H & R Block Incorporated†	305,319

		529,631

Petroleum Refining & Related Industries – 4.54%

3,571	Amerada Hess Corporation†	158,052

2,732	Ashland Incorporated†	81,058

42,766	Chevrontexaco Corporation†	2,764,822

27,098	Conocophillips†	1,452,453

269,408	Exxon Mobil Corporation†	9,415,810

12,498	Marathon Oil Corporation†	299,577

3,055	Sunoco Incorporated†	111,721

10,325	Unocal Corporation†	271,651

		14,555,144

Primary Metal Industries – 0.3%

33,828	Alcoa Incorporated†	655,587

3,228	Allegheny Technologies†	9,361

5,116	Engelhard Corporation†	109,585

3,129	Nucor Corporation†	119,434

4,095	United States Steel Corporation†	40,254

3,438	Worthington Industries†	41,015

		975,236

Printing, Publishing, & Allied Industries – 1.58%

2,636	American Greetings	34,532

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

EQUITY INDEX FUND

Shares	Security Name	Value

Printing, Publishing, & Allied Industries (continued)

3,279	Dow Jones & Company Incorporated†	$116,204

10,700	Gannett Company Incorporated†	753,603

3,267	Knight Ridder Incorporated†	191,120

7,759	Mcgraw-Hill Companies Incorporated†	431,323

1,992	Meredith Corporation†	76,055

6,058	New York Times Company†	261,403

4,537	RR Donnelley & Sons Company†	83,118

12,203	Tribune Company†	549,257

70,510	Viacom Incorporated	2,575,025

		5,071,640

Railroad Transportation – 0.46%

15,010	Burlington No Santa Fe†	373,749

8,595	CSX Corporation†	245,129

15,576	Norfolk Southern Corporation†	289,091

10,162	Union Pacific Corporation†	558,910

		1,466,879

Rubber & Miscellaneous Plastics Products – 0.27%

2,944	Company Oper Tire & Rubber Company†	35,917

7,018	Goodyear Tire & Rubber Company†	36,282

10,588	Nike Incorporated – Cl B†	544,435

2,400	Reebok International Limited	78,840

3,360	Sealed Air Corporation	134,837

2,335	Tupperware Corporation†	32,270

		862,581

Security & Commodity Brokers, Dealers, Exchanges & Services – 1.86%

3,973	Bear Stearns Cos Incorporated†	260,629

53,796	Charles Schwab Corporation†	388,407

10,306	Franklin Resources Incorporated†	339,170

18,895	Goldman Sachs Group Incorporated†	1,286,371

8,907	Janus Capital Group Incorporated†	101,451

9,709	Lehman Brothers Holdings†	560,695

34,610	Merrill Lynch & Company Incorporated†	1,225,194

43,371	Morgan Stanley†	1,663,278

4,896	T. Rowe Price Group Incorporated†	132,775

		5,957,970

Stone, Clay, Glass, & Concrete Products – 0.09%

47,992	Corning Incorporated	280,273

Tobacco Products – 0.87%

82,822	Altria Group Incorporated†	2,481,347

3,397	RJ Reynolds Tobacco Hldgs†	109,588

6,717	UST Incorporated†	185,389

		2,776,324

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

EQUITY INDEX FUND

Shares	Security Name	Value

Transportation By Air – 0.36%

4,938	Delta Air Lines Incorporated†	$43,948

11,949	Fedex Corporation†	658,031

31,014	Southwest Airlines Incorporated†	445,362

		1,147,341

Transportation Equipment – 1.75%

33,645	Boeing Co†	843,144

3,609	Brunswick Corporation†	68,571

5,949	Dana Corporation†	42,000

22,400	Delphi Corporation†	152,992

73,473	Ford Motor Company†	552,517

8,044	General Dynamics Corporation†	442,983

22,438	General Motors Corporation†	754,366

6,992	Genuine Parts Company†	213,326

4,703	Goodrich Corporation†	66,124

12,117	Harley-Davidson Incorporated†	481,165

34,255	Honeywell International Incorporated†	731,687

3,675	ITT Industries Incorporated†	196,282

2,731	Navistar International Corporation	67,210

7,308	Northrop Grumman Corporation†	627,026

4,639	Paccar Incorporated†	233,203

5,443	Textron Incorporated†	149,465

		5,622,061

Transportation Services – 0.03%

5,712	Sabre Holdings Corporation	90,878

Water Transportation – 0.18%

23,500	Carnival Corporation†	566,585

Wholesale Trade – Durable Goods – 2.20%

3,660	Grainger (W W) Incorporated†	157,014

118,934	Johnson & Johnson†	6,882,711

5,165	Visteon Corporation †	30,680

		7,070,405

Wholesale Trade – Non-Durable Goods – 0.83%

4,412	Amerisourcebergen Corporation†	231,630

2,416	Brown-Forman Corporation†	185,790

18,103	Cardinal Health Incorporated†	1,031,327

11,649	Mckesson Corporation†	290,410

17,660	Safeway Incorporated	334,304

5,352	Supervalu Incorporated†	82,956

26,172	Sysco Corporation†	665,810

		2,822,227

Total Common Stock (Cost $227,006,944)		313,038,086

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

EQUITY INDEX FUND

Shares	Security Name	Value

Rights – 0.00%

12,100	Seagate Technology Tax Refund Rights	$0

Principal			Interest Rate	Maturity Date

Short-Term Investments – 2.30%

Repurchase Agreements – 2.13%

$6,837,435	Goldman Sachs Group – 102% Collateralized by US Government Securities†		1.42%	04/01/2003	6,837,435

Government Sponsored Entity – 0.17%

330,000	US T-Bill Mat 08/21/03†		1.16	08/21/2003	328,542

165,000	US T-Bill 912795Nj6†		1.18	08/21/2003	164,252

45,000	US T-Bill 912795Nj6†		1.18	08/21/2003	44,799

					537,593

Total Short-Term Investments (Cost $7,374,967)					7,375,028

Total Investments In Securities (Cost $234,381,911)		99.90%			$320,413,114

Other Assets and Liabilities, Net		0.10			318,951

Total Net Assets		100.00%			$320,731,586

†	Non income producing securities.

The accompanying notes are an integral part of these financial statements.

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

EQUITY VALUE FUND

Shares	Security Name	Value

Common Stock – 98.71%

Chemicals And Allied Products – 13.48%

3,220	Air Products & Chemicals†	$133,405

38,700	Du Pont (E.I.) De Nemours†	1,503,881

29,000	Merck & Co Incorporated†	1,588,620

26,600	Pharmacia Corporation†	1,151,780

21,250	Procter & Gamble Company†	1,892,313

51,000	Rohm & Haas Company†	1,518,780

		7,788,779

Communications – 3.65%

10,600	AT&T Corporation†	171,720

11,850	SBC Communications Incorporated†	237,711

48,050	Verizon Communications†	1,698,568

		2,107,999

Depository Institutions – 10.12%

14,965	Bank Of America Corporation†	1,000,261

28,590	Citigroup Incorporated†	984,926

73,300	JP Morgan Chase & Company†	1,737,942

111,900	Us Bancorporation†	2,123,862

		5,846,991

Eating And Drinking Places – 2.35%

94,000	Mcdonald’s Corporation†	1,359,240

Electric, Gas, And Sanitary Services – 5.56%

6,800	Dominion Resources Incorporated†	376,516

16,350	Duke Energy Corporation†	237,729

11,000	Firstenergy Corporation†	346,500

53,000	Public Service Enterprise†	1,944,570

17,163	TXU Corporation†	306,360

		3,211,675

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 5.78%

35,000	Emerson Electric Company†	1,587,250

58,100	General Electric Company†	1,481,550

33,000	Motorola Incorporated†	272,580

		3,341,380

Food And Kindred Products – 6.26%

52,250	Pepsico Incorporated†	2,090,000

81,600	Sara Lee Corporation†	1,525,920

		3,615,920

Fabricated Metal Products, Except Machinery And Transportation Equipment – 3.75%

50,600	Fortune Brands Incorporated†	2,169,222

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

EQUITY VALUE FUND

Shares	Security Name	Value

General Merchandise Stores – 5.44%

50,325	May Department Stores Company†	$1,000,964

30,000	Sears Roebuck & Company†	724,500

48,500	Target Corporation†	1,419,110

		3,144,574

Industrial & Commercial Machinery & Computer Equipment – 11.42%

15,900	3M Company†	2,067,477

126,300	Hewlett-Packard Company†	1,963,965

32,687	IBM Corporation†	2,563,641

		6,595,083

Insurance Carriers – 8.19%

140,696	Aegon Nv†	1,062,255

24,077	American Intl Group†	1,190,607

25,600	Metlife Incorporated†	675,328

56,700	St Paul Cos Incorporated†	1,803,060

		4,731,250

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 1.18%

19,727	Becton Dickinson & Company†	679,398

Motion Pictures – 1.65%

56,000	Walt Disney Company†	953,120

Non-Depository Credit Institutions – 1.96%

34,000	American Express Company†	1,129,820

Oil And Gas Extraction – 0.89%

13,500	Schlumberger Limited†	513,135

Pharmaceuticals – 0.55%

8,400	Abbott Laboratories†	315,924

Petroleum Refining And Related Industries – 9.56%

33,775	BP Plc†	1,303,377

18,175	Chevrontexaco Corporation†	1,175,014

63,751	Exxon Mobil Corporation†	2,228,097

20,000	Royal Dutch Petroleum Company†	815,000

		5,521,488

Tobacco Products – 2.74%

52,750	Altria Group Incorporated†	1,580,390

Transportation Equipment – 1.29%

35,000	Honeywell Intl Incorporated†	747,600

Wholesale Trade – Durable Goods – 2.8%

28,900	Johnson & Johnson†	1,672,444

Total Common Stock (Cost $70,533,900)		57,025,432

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

EQUITY VALUE FUND

Principal	Security Name		Interest Rate	Maturity Date	Value

Short-Term Investments – 0.9%

Repurchase Agreements – 0.9%

$521,000	Goldman Sachs – 102% Collateralized by US Government Securities†		1.3%	04/01/2003	$521,000

Total Short-Term Investments (Cost $521,000)					521,000

Total Investment In Securities (Cost $71,054,900)		99.61%			$57,546,432

Other Assets And Liabilities, Net		0.39%			223,491

Total Net Assets		100.00%			$57,769,923

†	Non income producing securities.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

GROWTH FUND

Shares	Security Name	Value

Common Stock – 96.76%

Apparel And Accessory Stores – 2.14%

66,800	Kohls Corporation	$3,779,544

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 3.62%

156,540	Lowe’s Companies Incorporated†	6,389,963

Business Services – 14.22%

54,500	Affiliated Computer Svcs	2,412,170

42,660	Ebay Incorporated	3,638,471

39,710	Electronic Arts Incorporated	2,328,594

72,880	First Data Corporation†	2,697,289

88,990	Fiserv Incorporated	2,801,405

95,150	Intuit Incorporated	3,539,580

257,098	Microsoft Corporation†	6,224,343

137,410	Oracle Systems Corporation	1,490,761

		25,132,613

Chemicals And Allied Products – 12.36%

91,320	Amgen Incorporated	5,255,466

91,520	Ecolab Incorporated†	4,514,682

112,470	Forest Laboratories Incorporated	6,070,006

40,300	Gilead Sciences Incorporated	1,692,197

138,471	Pfizer Incorporated†	4,314,756

		21,847,107

Depository Institutions – 7.77%

152,621	Citigroup Incorporated†	5,257,793

94,200	Commerce Bancorporation Incorporated†	3,743,508

38,070	Fifth Third Bancorporation†	1,908,830

95,670	North Fork Bancorporation†	2,817,482

		13,727,613

Educational Services – 2.23%

78,920	Apollo Group Incorporated	3,938,108

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 7.40%

108,400	Intel Corporation†	1,764,752

91,270	L-3 Communications Hldgs	3,666,316

125,570	Linear Technology Corporation†	3,876,346

104,530	Maxim Integrated Products†	3,775,623

		13,083,037

Food Stores – 5.33%

220,920	Starbucks Corporation	5,690,898

66,910	Whole Foods Market Incorporated	3,722,872

		9,413,772

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

GROWTH FUND

Shares	Security Name	Value

Food And Kindred Products – 1.23%

54,400	Pepsico Incorporated†	$2,176,000

General Merchandise Stores – 3.13%

106,150	Wal-Mart Stores Incorporated†	5,522,985

Health Services – 0.87%

37,220	HCA Incorporated†	1,539,419

Home Furniture, Furnishings, And Equipment Stores – 2.88%

147,360	Bed Bath & Beyond Incorporated	5,089,814

Industrial & Commercial Machinery & Computer Equipment – 6.66%

443,323	Cisco Systems Incorporated	5,718,867

163,784	Dell Computer Corporation	4,472,941

218,830	EMC Corporation	1,582,141

		11,773,949

Insurance Carriers – 7.81%

141,210	Aflac Incorporated†	4,525,781

58,670	Ambac Financial Group Incorporated†	2,964,008

77,431	American Intl Group†	3,828,963

32,260	Wellpoint Health Networks	2,475,955

		13,794,707

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 4.90%

151,130	Medtronic Incorporated†	6,818,986

37,820	Zimmer Holdings, Incorporated	1,839,187

		8,658,173

Miscellaneous Retail – 2.40%

143,590	Walgreen Company†	4,233,033

Oil And Gas Extraction – 1.61%

46,149	Apache Corporation†	2,849,208

Printing, Publishing, And Allied Industries – 1.70%

82,486	Viacom Incorporated	3,012,389

Petroleum Refining And Related Industries – 2.12%

214,410	Suncor Energy Incorporated†	3,745,743

Wholesale Trade-Durable Goods – 2.38%

72,730	Johnson & Johnson†	4,208,884

Wholesale Trade Non-Durable Goods – 4.00%

79,910	Cardinal Health Incorporated†	4,552,472

98,990	Sysco Corporation†	2,518,306

		7,070,778

Total Common Stock (Cost $162,733,898)		170,986,839

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

GROWTH FUND

Principal		Interest Rate	Maturity Date	Value

Short-Term Investments – 2.64%

Repurchase Agreements – 2.64%

$4,663,872	Credit Suisse First Boston – 102% Collateralized by US Government Securities†	1.37%	04/01/2003	$4,663,872

Total Short-Term Investment (Cost $4,663,872)				4,663,872

Total Investment In Securities (Cost $167,397,770)	99.40%			$175,650,711

Other Assets And Liabilities, Net	0.60%			1,064,732

Total Net Assets	100.00%			$176,715,443

†	Non income producing securities.

The accompanying notes are an integral part of these financial statements.

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

GROWTH EQUITY FUND

Face/Share Amount	Security Description	Value

N/A	International Equity Portfolio	$111,693,404

N/A	Large Company Growth Portfolio	134,556,244

N/A	Small Cap Basic Value Portfolio	7,656,765

N/A	Small Cap Index Portfolio	41,947,202

N/A	Small Company Growth Portfolio	42,295,287

N/A	Small Company Value Portfolio	42,004,651

Total Investment In Master Portfolio ($282,435,365)		380,153,554

Total Investment In Master Portfolio (Cost $282,435,365)	99.94%	$380,153,554

Other Assets And Liabilities, Net	0.06	245,908

Total Net Assets	100.00%	$380,399,462

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

INDEX FUND

Face/Share Amount	Security Description	Value

N/A	Index Portfolio	$651,398,522

Total Investment In Master Portfolio (Cost $544,625,904)		651,398,522

Total Investment In Master Portfolio (Cost $544,625,904)	99.91%	$651,398,522

Other Assets And Liabilities, Net	0.09	575,910

Total Net Assets	100.00%	$651,974,432

The accompanying notes are an integral part of these financial statements.

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INTERNATIONAL EQUITY FUND

Shares	Security Name	Value

Common Stock – 90.39%

Australia – 2.99%

209,700	Aust and Nz Banking Group (Banking)†	$2,272,101

1,238,800	BHP Billiton Limited (Oil And Gas Extraction)†	6,947,014

469,364	News Corporation (Printing, Publishing, And Allied Industries)†	3,054,742

		12,273,857

Brazil – 0.75%

154,470	Aracruz Celulose (Paper And Allied Products)†	3,090,945

Canada – 3.57%

78,897	Canadian National Railway (Railroad Transportation)†	3,365,730

313,697	Loblaw Companies Limited (Food Stores)†	11,313,599

		14,679,329

European Currency Unit – 0.82%

314,900	Bank of Ireland (Banking)†	3,364,037

Finland – 0.66%

195,885	Nokia (Coal Mining)†	2,706,078

France – 7.87%

49,517	Lafarge SA (Coal Mining)†	2,771,897

143,979	Aventis SA (Chemicals And Allied Products)†	6,320,546

106,685	Total Fina Elf (Oil And Gas Extraction)†	13,504,136

48,946	Sanofi-Synthelabo SA (Chemicals And Allied Products)†	2,462,735

98,771	Television Francaise (Communications)†	2,250,429

204,028	Arcelor (Primary Metal Industries)†	1,794,445

80,200	BNP Paribas SA (Depository Institutions)†	3,211,781

		32,315,969

Germany – 2.81%

65,686	SAP AG (Coal Mining)†	4,977,950

127,306	EON AG (Electric, Gas, And Sanitary Services)†	5,248,271

22,878	Muenchener Rueckversicher (Business Services)†	1,310,638

		11,536,859

Greece – 0.20%

88,900	Hellenic Telecom (Communications)†	814,867

Ireland – 1.54%

149,700	Anglo Irish Bank Corporation (US Government)†	1,068,329

127,005	Ryanair Holdings PLC (Transportation By Air)	5,266,897

		6,335,226

Italy – 3.26%

973,800	Unicredito Italiano SPA (Depository Institutions)†	3,708,520

638,528	ENI SPA (Oil And Gas Extraction)†	8,528,385

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

INTERNATIONAL EQUITY FUND

Shares	Security Name	Value

Italy (continued)

101,100	Banco Popolare Di Verona E Novara Scrl (Depository Institutions)†	$1,147,334

		13,384,239

Japan – 14.00%

1,518	NTT Docomo Incorporated (Packaged Foods)†	2,829,128

227,364	Canon Incorporated (Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods)†	7,937,992

181,135	Fuji Photo Film Company Ord (Packaged Foods)†	5,560,225

134,685	Fujisawa Pharmaceuticals (Chemicals And Allied Products)†	2,708,920

47,100	Fanuc Limited (Electronic And Other Electrical Equipment & Components, Except Computer Equipment)†	2,041,609

521,386	Nomura Holdings Incorporated (Security And Commodity Brokers, Dealers, Exchanges & Services)†	5,430,189

146,705	Ricoh Company Limited (Electronic And Other Electrical Equipment & Components, Except Computer Equipment)†	2,292,498

71,170	Rinnai Corporation (Building Materials, Hardware, Garden Suppy, & Mobile Home Dealers)†	1,440,446

66,031	Secom Company Limited (Diversified Electronic Products)†	1,692,817

155,741	Seven Eleven Japan (Miscellaneous Retail)†	4,110,891

251,654	Sharp Corporation (Electronic And Other Electrical Equipment & Components, Except Computer Equipment)†	2,483,009

131,345	Sony Corporation (Miscellaneous Retail)†	4,652,126

72,080	Takeda Chemical Industries (Chemicals And Allied Products)†	2,692,819

96,280	Tostem Inax Holding Corporation (Building Materials, Hardware, Garden Suppy, & Mobile Home Dealers)†	1,022,234

477,100	Toyota Motor Corporation (Transportation Equipment)†	10,601,777

		57,496,680

Korea (South) – 0.59%

2,553	Samsung Electronics (Electronic And Other Electrical Equipment & Components, Except Computer Equipment)†	148,968

41,237	Samsung Electronics (Electronic And Other Electrical Equipment & Components, Except Computer Equipment)†	2,268,208

		2,417,176

Mexico – 0.71%

1,206,908	Walmart De Mexico (General Merchandise Stores)†	2,934,364

Netherlands – 6.27%

459,369	Philips Electronics NV (Electronic And Other Electrical Equipment & Components, Except Computer Equipment)†	7,161,563

245,161	Royal Dutch Petroleum Company (Petroleum Refining And Related Industries)†	9,981,184

327,648	TPG NV (Transportation Services)†	4,991,124

97,078	Heineken NV (Food And Kindred Products)†	3,600,621

		25,734,492

Singapore – 1.13%

890,765	DBS Group Holdings Limited (Non-Depository Credit Institutions)†	4,642,686

Spain – 1.65%

380,317	Telefonica SA (Communications)†	3,556,575

74,900	Banco Popular Espanol SA (Depository Institutions)†	3,236,551

		6,793,126

Sweden – 0.40%

579,000	Teliasonera Ab (Miscellaneous Services)†	1,659,370

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INTERNATIONAL EQUITY FUND

Shares	Security Name	Value

Switzerland – 10.73%

342,558	Stora Enso Oyj (Paper And Allied Products)†	$3,158,612

279,230	Stmicroelectronics NV (Electronic And Other Electrical Equipment & Components, Except Computer Equipment)†	5,286,485

253,655	Novartis AG (Chemicals And Allied Products)†	9,393,865

106,816	Adecco SA (Business Services)†	2,967,858

61,929	Nestle SA (Food And Kindred Products)†	12,257,860

138,935	UBS AG (Packaged Foods)†	5,911,209

131,164	Credit Suisse Group (Packaged Foods)†	2,280,759

57,466	Swiss Re (Currency Of Hungary)†	2,819,170

		44,075,818

United Kingdom – 21.36%

260,485	British Sky Broadcasting (Communications)	2,579,527

1,023,253	Capita Group PLC (Health Services)†	3,825,167

763,416	Diageo PLC (Eating And Drinking Places)†	7,831,451

1,074,406	Compass Group PLC (Eating And Drinking Places)†	4,589,553

330,800	Hsbc Holdings PLC (Packaged Foods)†	3,393,489

884,427	Centrica PLC (Electric, Gas, And Sanitary Services)†	2,016,574

479,111	Pearson PLC (Printing, Publishing, And Allied Industries)†	3,638,864

208,000	Rio Tinto PLC (Rubber And Miscellaneous Plastics Products)†	3,876,265

5,946,422	Vodafone Group PLC (Communications)†	10,621,123

237,307	Reckitt Benckiser PLC (Chemicals And Allied Products)†	3,889,785

481,878	Royal Bank Of Scotland (Depository Institutions)†	10,853,960

1,151,375	BP Amoco PLC (Oil And Gas Extraction)†	7,302,442

370,500	Smith & Nephew PLC (Chemicals And Allied Products)†	2,266,394

422,458	Glaxosmithkline PLC (Packaged Foods)†	7,432,159

543,439	WPP Group PLC (Communications)†	2,929,149

960,079	Barclays PLC (Packaged Foods)†	5,539,060

5,619	Glaxosmithkline PLC-ADR (Chemicals And Allied Products)†	197,733

477,748	Hsbc Holdings PLC (Non-Depository Credit Institutions)†	4,915,645

		87,698,340

United States – 9.08%

136,600	Amersham PLC (Health Services)†	887,419

706,000	I Shares MSCI Belgium Index Fund (Mutual Fund)†	6,022,180

285,400	I Shares MSCI United Kingdom (Mutual Fund)†	3,213,604

528,600	I Shares MSCI Sweden Index Fund (Mutual Fund)†	4,873,692

417,500	I Shares MSCI Spain Index Fund (Mutual Fund)†	7,565,100

459,800	I Shares MSCI Germany Index (Mutual Fund)†	3,995,662

382,600	I Shares MSCI Netherlands Index (Mutual Fund)†	4,139,732

458,600	I Shares MSCI Japan (Miscellaneous Services)†	2,962,556

256,800	I Shares MSCI Italy Index Fund (Mutual Fund)†	3,577,226

		37,237,171

Total Common Stock (Cost $449,828,771)		371,190,628

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

INTERNATIONAL EQUITY FUND

Principal		Interest Rate	Maturity Date	Value

Short-Term Investments – 8.28%

Repurchase Agreements – 8.28%

$34,009,805	Credit Suisse First Boston – 102% Collateralized by US Government Securities†	1.37%	04/01/2003	$34,009,805

Total Short-Term Investments (Cost $34,009,805)				34,009,805

Total Investment In Securities (Cost $483,838,576)	98.67%			$405,200,433

Other Assets And Liabilities, Net	1.33			5,468,390

Total Net Assets	100.00%			$410,668,823

†	Non income producing securities.

The accompanying notes are an integral part of these financial statements.

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

LARGE CAP APPRECIATION FUND

Face/Share Amount	Security Name	Value

N/A	Wells Fargo Large Cap Appreciation Portfolio	$13,959,978

Total Investment In Master Portfolio – (Cost $13,861,632)		13,959,978

Total Investment In Master Portfolio (Cost $13,861,632)	100.70%	$13,959,978

Other Assets and Liabilities, Net	(0.70)	(97,353)

Total Net Assets	100.00%	$13,862,625

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

LARGE COMPANY GROWTH FUND

Face/Share Amount	Security Name	Value

N/A	Large Company Growth Portfolio	$1,664,591,149

Total Investment In Master Portfolio – (Cost $2,070,342,656)		1,664,591,149

Total Investment in Master Portfolio (Cost $2,070,342,656)	99.93%	$1,664,591,149

Other Assets and Liabilities, Net	0.07	1,111,453

Total Net Assets	100.00%	$1,665,702,602

The accompanying notes are an integral part of these financial statements.

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

MID CAP GROWTH FUND

Share	Security Name	Value

Common Stock – 91.43%

Apparel And Accessory Stores – 1.00%

2,650	Abercrombie & Fitch Company†	$79,580

Business Services – 14.91%

1,650	Adobe Systems Incorporated	50,870

1,900	Affiliated Computer Services†	84,094

2,300	Agile Software Corporation†	14,766

4,075	BEA Systems Incorporated†	41,524

7,500	Business Objects SA†	122,625

2,500	Checkfree Corporation†	56,200

3,000	Citrix Systems Incorporated†	39,480

1,130	DST Systems Incorporated†	30,736

1,100	F5 Networks Incorporated†	13,893

1,417	Fiserv Incorporated†	44,607

3,125	Informatica Corporation†	20,156

5,750	Interpublic Group Companies Incorporated	53,475

1,850	Intuit Incorporated†	68,820

5,700	JD Edwards & Company†	62,814

2,900	JDA Software Group Incorporated†	29,319

2,400	Lamar Advertising Company†	70,440

3,450	Lawson Software†	16,008

1,125	Manpower Incorporated	33,615

4,510	Microstrategy Incorporated†	108,736

3,350	NetIQ Corporation†	37,386

8,550	Quest Software Incorporated†	76,950

2,900	Retek Incorporated†	16,733

9	Sungard Data Systems Incorporated†	192

6,350	Verisign Incorporated†	55,499

4,050	Webmethods Incorporated†	36,975

		1,185,913

Chemicals And Allied Products – 8.10%

6,811	Andrx Group†	80,438

850	Biogen Incorporated†	25,466

3,626	Gilead Sciences Incorporated†	152,256

1,539	IDEC Pharmaceuticals Corporation†	52,971

2,473	Medicis Pharmaceutical-Class A‡	137,474

3,596	Medimmune Incorporated†	118,055

1,375	Praxair Incorporated	77,481

		644,141

Communications – 2.28%

2,575	Entercom Communications†	113,068

2,900	Extreme Networks Incorporated†	12,557

2,260	Univision Communications†	55,393

		181,018

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

MID CAP GROWTH FUND

Share	Security Name	Value

Depository Institutions – 2.39%

1,148	Charter One Financial Incorporated	$31,754

1,400	City National Corporation	61,516

2,875	National Commerce Financial	68,138

2,075	Sovereign Bancorp Incorporated	28,739

		190,147

Eating And Drinking Places – 0.58%

1,430	Cheesecake Factory†	46,146

Educational Services – 2.45%

2,000	Career Education Corporation†	97,840

2,450	Corinthian Colleges Incorporated†	96,775

		194,615

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 11.47%

4,050	Adaptec Incorporated†	24,422

1,766	American Power Conversion†	25,148

4,550	Flextronics International Limited†	39,676

1,225	Harris Corporation	34,018

4,650	Integrated Circuit Systems†	100,905

2,975	L-3 Communications Holdings†	119,506

2,360	Maxim Integrated Products Incorporated	85,243

12,875	Micrel Incorporated†	118,708

1,950	Molex Incorporated	41,886

4,275	National Semiconductor†	72,846

3,475	Novellus Systems Incorporated†	94,763

14,025	Skyworks Solutions Incorporated†	87,376

1,600	Utstarcom Incorporated†	31,982

1,750	Varian Semiconductor Equipment†	35,595

		912,074

Engineering, Accounting, Research Management & Related Services – 1.19%

2,625	Icon PLC†	62,475

1,203	Pharmaceutical Product Development†	32,302

		94,777

General Merchandise Stores – 2.84%

5,575	Family Dollar Stores Incorporated	172,156

3,075	TJX Companies Incorporated	54,120

		226,276

Health Services – 8.22%

7,650	Caremark Rx Incorporated†	138,848

7,074	Enzon Pharmaceuticals Incorporated†	80,290

2,300	Express Scripts Incorporated†	128,064

4,175	Health Management Association	79,325

4,650	Laboratory Corporation of America†	137,873

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

MID CAP GROWTH FUND

Share	Security Name	Value

Health Services (continued)

2,200	Universal Health Services†	$89,694

		654,094

Home Furniture, Furnishings, And Equipment Stores – 2.47%

4,285	Bed Bath & Beyond Incorporated†	148,004

3,050	Pier 1 Imports Incorporated	48,373

		196,377

Industrial & Commercial Machinery & Computer Equipment – 4.28%

2,200	CDW Computer Centers Incorporated†	89,760

2,225	Entegris Incorporated†	22,161

575	International Game Technology†	47,093

225	Lexmark International Incorporated†	15,064

2,200	Smith International Incorporated†	77,506

1,650	Varian Medical Systems†	88,985

		340,569

Insurance Agents, Brokers And Service – 0.97%

3,150	Gallagher Arthur J & Company	77,333

Insurance Carriers – 1.62%

2,100	Ace Limited	60,795

2,500	Principal Financial Group	67,850

		128,645

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 5.74%

2,625	Allergan Incorporated	179,051

2,675	Biomet Incorporated	81,989

1,600	Danaher Corporation	105,216

1,000	Kla-Tencor Corporation†	35,942

1,900	Raytheon Company	53,903

5	St Jude Medical Incorporated†	244

		456,345

Miscellaneous Manufacturing Industries – 0.57%

1,800	Tiffany & Company	45,000

Miscellaneous Retail – 1.17%

4,675	Dollar Tree Stores Incorporated†	93,033

Oil & Gas Extraction – 6.60%

945	Apache Corporation	58,344

2,365	BJ Services Company†	81,332

3,850	Globalsantafe Corporation	79,503

2,675	Nabors Industries Ltd†	106,652

2,625	Ocean Energy Incorporated	52,500

2,400	Tidewater Incorporated	68,928

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

MID CAP GROWTH FUND

Share	Security Name	Value

Oil & Gas Extraction (continued)

4,250	Varco International Incorporated†	$77,816

		525,075

Printing, Publishing, And Allied Industries – 1.37%

2,525	New York Times Company	108,954

Rubber And Miscellaneous Plastics Products – 1.55%

2,398	Nike Incorporated – Class B	123,305

Security And Commodity Brokers, Dealers, Exchanges & Services – 2.93%

1,475	Lehman Brothers Holdings	85,181

3,141	Neuberger Berman Incorporated	88,670

3,384	Waddell & Reed Financial	59,457

		233,308

Transportation By Air – 1.42%

1,600	Skywest Incorporated	16,496

6,700	Southwest Airlines Incorporated	96,212

		112,708

Water Transportation – 1.26%

6,650	Royal Caribbean Cruises	99,950

Wholesale Trade – Durable Goods – 1.05%

3,025	Martin Marietta Materials	83,520

Wholesale Trade – Non-Durable Goods – 3.01%

2,050	Mckesson Corporation	51,107

7,074	Priority Healthcare Corporation†	188,523

		239,630

Total Common Stock (Cost $7,430,867)		7,272,533

Principal		Interest Rate	Maturity Date

Short-Term Investments – 9.37%

Repurchase Agreements – 9.37%

$382,000	Goldman Sachs – 102% Collateralized by US Government Securities	1.30%	04/01/2003	382,000

363,000	Morgan Stanley – 102% Collateralized by US Government Securities	1.27	04/01/2003	363,000

Total Short-Term Investments (Cost $745,000)				745,000

Total Investments In Securities (Cost $8,175,867)	100.80%			8,017,533

Other Assets and Liabilities, Net	(0.80)			(63,815)

Total Net Assets	100.00%			$7,953,718

†	Non-Income Earning Securities.

The accompanying notes are an integral part of these financial statements.

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SIFE SPECIALIZED FINANCIAL SERVICES FUND

Shares	Security Name	Value

Common Stock – 87.35%

Commerce – 0.51%

100,000	National Commerce Financial Corporation	$2,370,000

Depository Institutions – 2.39%

250,000	Greenpoint Financial Corporation	11,202,500

Financial Services – 72.83%

300,000	American International Group Incorporated	14,835,000

241,498	BB&T Corporation	7,590,282

401,400	Bank Of America Corporation	26,829,576

332,000	Bank Of The Ozarks Incorporated	9,249,520

286,000	Bankatlantic Bancorp Incorporated	2,799,940

436,081	Banknorth Group Incorporated	9,510,927

211,000	Bear Stearns Companies Incorporated	13,841,600

175,000	Capital One Financial Corporation	5,251,750

352,969	Charter One Financial Incorporated	9,763,123

1,702,877	Citigroup Incorporated	58,664,113

250,080	Compass Bancshares Incorporated	7,820,002

236,142	Cullen/Frost Bankers Incorporated	7,173,994

200,000	Fifth Third Bancorp	10,028,000

348,000	Fleetboston Financial Corporation	8,310,240

810,700	Greater Bay Bancorp	11,593,010

212,300	Independent Bank Corporation	4,248,123

271,200	Lehman Brothers Holdings Incorporated	15,661,800

328,250	MBNA Corporation	4,940,163

150,000	Merrill Lynch & Company Incorporated	5,310,000

210,000	Metlife Incorporated	5,539,800

260,700	Morgan Stanley	9,997,845

182,812	New York Community Bancorp Incorporated	5,447,798

100,000	PNC Financial Services Group	4,238,000

324,025	Sky Financial Group Incorporated	6,373,572

259,000	Summit Bancshares Incorporated	4,952,080

87,800	Suntrust Banks Incorporated	4,622,670

171,612	TCF Financial Corporation	6,871,344

158,913	Texas Regional Bancshares Incorporated	4,797,571

573,213	US Bancorp	10,879,583

214,050	Umpqua Holdings Corporation	3,872,165

122,400	Unionbancal Corporation	4,825,008

391,300	Wachovia Corporation	13,331,591

350,644	Washington Mutual Incorporated	12,367,214

224,785	Zions Bancorporation	9,616,301

		341,153,705

Insurance Carriers – 2.53%

490,645	Endurance Specialty Holdings†	11,868,702

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

SIFE SPECIALIZED FINANCIAL SERVICES FUND

Shares	Security Name	Value

Non-Depository Credit Institutions – 5.64%

325,000	Doral Financial Corporation	$11,488,750

228,300	Fannie Mae	14,919,404

		26,408,154

Packaged Foods – 1.09%

200,000	Southtrust Corporation	5,106,000

Transportation Services – 2.36%

193,000	Prudential Reinsurance Holdings Incorporated	11,041,530

Total Common Stock (Cost $405,178,186)		409,150,591

Principal			Coupon Rate	Maturity Date

Short-Term Investments – 19.70%

Treasury Bill – 2.96%

9,000,000	US Treasury Bill		1.16%	04/24/2003	8,993,416

4,875,000	US Treasury Bill		1.13	04/24/2003	4,871,480

Total Treasury Bills (Cost $13,864,896)					13,864,896

Repurchase Agreement – 16.74%

$35,415,000	Goldman Sachs & Company – 102% Collateralized by US Government Securities		1.30	04/01/2003	35,415,000

43,000,000	Morgan Stanley & Company Incorporated – 102% Collateralized by US Government Securities		1.27	04/01/2003	43,000,000

Total Repurchase Agreements (Cost $78,415,000)					78,415,000

Total Short-Term Investments (Cost $92,258,921)					92,279,896

Total Investments In Securities (Cost $497,458,082)		107.05%			$501,430,487

Other Assets And Liabilities, Net		(7.05)			(33,007,507)

Total Net Assets		100.00%			$468,422,980

†	Non income producing securities.

The accompanying notes are an integral part of these financial statements.

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP GROWTH FUND

Shares	Security Name	Value

Common Stock – 91.40%

Amusement & Recreation Services – 1.37%

54,075	Alliance Gaming Corporation†	$811,125

60,906	Multimedia Games Incorporated†	1,171,222

		1,982,347

Apparel & Accessory Stores – 2.37%

114,200	Aeropostale Incorporated†	1,513,150

48,625	Christopher & Banks Corporation†	860,663

44,575	Claire’s Stores Incorporated	1,052,416

		3,426,228

Business Services – 9.30%

185,709	Agile Software Corporation†	1,192,252

123,575	Bea Systems Incorporated†	1,259,229

121,850	Business Objects Sa†	1,992,248

142,850	JD Edwards & Company†	1,574,207

67,300	F5 Networks Incorporated†	849,999

93,450	Informatica Corporation†	602,753

74,950	Matrixone Incorporated†	253,331

5,500	Microstrategy Incorporated†	132,605

82,394	Netiq Corporation†	919,517

197,193	Quest Software Incorporated†	1,774,737

31,871	Rent-A-Center Incorporated†	1,743,662

80,125	Retek Incorporated†	462,321

67,132	Webex Communications, Incorporated.†	694,145

		13,451,006

Chemicals & Allied Products – 10.49%

27,169	Taro Pharmaceuticals Industries Limited ADR†	1,040,029

124,050	Andrx Group†	1,465,031

84,080	Cell Therapeutics Incorporated†	697,023

47,038	Connetics Corporation†	787,887

31,031	Medicis Pharmaceutical – Class A†	1,725,013

93,162	NPS Pharmaceuticals Incorporated†	1,440,285

60,625	Neurocrine Biosciences†	2,532,913

69,600	Pharmaceutical Resources†	2,956,608

113,975	Serologicals Corporation†	968,788

90,092	United Therapeutics Corporation†	1,553,186

		15,166,761

Communications – 2.37%

75,775	Cumulus Media Incorporated†	1,103,284

157,849	Entravision Comm Corporation†	852,385

250,100	Extreme Networks Incorporated†	1,082,933

64,175	Spanish Broadcasting Systems†	394,035

		3,432,636

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

SMALL CAP GROWTH FUND

Shares	Security Name	Value

Depository Institutions – 10.62%

268,475	Bankatlantic Bancorp Incorporated	$2,628,370

57,135	Bankunited Financial Corporation†	1,008,433

58,448	Commerce Bancshares Incorporated	2,136,274

63,775	Cullen/Frost Bankers Incorporated	1,937,485

54,781	Greater Bay Bancorp	783,368

56,950	Southwest Bancorp Of Texas†	1,710,209

123,900	Sterling Bancshares Texas	1,473,171

60,418	Texas Regional Bancshares	1,824,004

38,400	Umpqua Holdings Corporation	694,656

41,850	United Bankshares Incorporated	1,159,245

		15,355,215

Educational Services – 3.21%

35,820	Career Education Corporation†	1,752,314

44,077	Corinthian Colleges Incorporated†	1,741,042

28,725	Education Management Corporation†	1,142,393

		4,635,749

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 12.29%

43,882	Mervell Technology Group Limited†	929,860

39,700	ASM International NV†	396,206

73,550	Flextronics International Limited†	641,356

44,773	American Power Conversion†	637,568

19,075	Harman International Industries Incorporated	1,117,223

120,100	Integrated Circuit Systems†	2,606,170

43,091	Intersil Corporation†	670,496

22,685	L-3 Communications Holdings†	911,256

266,725	Micrel Incorporated†	2,459,205

76,800	National Semiconductor†	1,308,672

49,625	Novellus Systems Incorporated†	1,353,274

60,625	OSI Systems Incorporated†	958,481

161,195	Polycom Incorporated†	1,302,456

47,340	Silicon Image Incorporated†	188,413

294,935	Skyworks Solutions Incorporated†	1,837,445

22,275	Varian Semiconductor Equipment†	453,074

		17,771,153

Engineering, Accounting, Research Management & Related Services – 7.92%

78,750	The Advisory Board Company†	2,752,313

43,566	Corporate Exec Board Company†	1,551,821

62,025	Icos Corporation†	1,160,488

73,836	Icon Plc†	1,757,297

164,615	Kroll Incorporated†	3,524,407

97,950	Prg-Schultz International Incorporated†	706,220

		11,452,545

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP GROWTH FUND

Shares	Security Name	Value

Health Services – 2.72%

51,467	Conventry Health Care Incorporated†	$1,693,264

107,425	Enzon Pharmaceuticals Incorporated†	1,219,274

120,645	Option Care Incorporated†	1,023,070

13	United Surgical Partners†	240

		3,935,848

Home Furniture, Furnishings, & Equipment Stores – 1.24%

67,425	Electronics Boutique Holdings†	1,132,066

82,550	Ultimate Electronics Incorporated†	656,273

		1,788,338

Industrial & Commercial Machinery & Computer Equipment – 1.22%

73,150	Entegris Incorporated†	728,574

90,709	Lam Research Corporation†	1,033,085

		1,761,659

Insurance Carriers – 2.70%

118,975	Odyssey Re Holdings Corporation	2,147,499

50,963	Triad Guaranty Incorporated†	1,751,089

		3,898,587

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 4.98%

38,450	Bio-Rad Laboratories Incorporated†	1,374,588

48,423	Cooper Companies Incorporated	1,447,848

43,250	Flir Systems Incorporated†	2,050,483

194,698	Therasense Incorporated†	1,300,583

35,425	Varian Incorporated†	1,015,281

3,101	Vivus Incorporated†	10,760

		7,199,541

Miscellaneous Manufacturing Industries – 1.36%

82,227	Leapfrog Enterprises Incorporated†	1,960,292

Miscellaneous Retail – 1.50%

66,225	G Tech Holdings Corporation†	2,162,909

2	Party City Corporation†	16

		2,162,925

Motion Pictures – 2.09%

188,213	Hollywood Entertainment Corporation†	3,018,937

Motor Freight Transportation & Warehousing – 0.81%

45,900	Arkansas Best Corporation	1,166,778

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

SMALL CAP GROWTH FUND

Shares	Security Name	Value

Non-Depository Credit Institutions – 0.84%

55,950	Federal Agricultural Mtg†	$1,219,151

Oil & Gas Extraction – 6.23%

230,843	Key Energy Services Incorporated†	2,326,897

30,629	Newfield Exploration Company†	1,038,017

27,450	Patterson-Uti Energy Incorporated†	888,282

81,399	Pride International Incorporated†	1,098,073

31,275	Stone Energy Corporation†	1,050,215

84,131	Tetra Tech Incorporated†	1,935,013

36,950	Varco International Incorporated†	676,555

		9,013,051

Petroleum Refining & Related Industries – 0.83%

70,250	Frontier Oil Corporation	1,201,275

Security & Commodity Brokers, Dealers, Exchanges & Services – 1.51%

28,950	Jefferies Group Incorporated	1,040,753

44,075	Raymond James Financial	1,140,220

		2,180,973

Water Transportation – 0.45%

48,150	Gulfmark Offshore Incorporated†	647,618

Wholesale Trade Non-Durable Goods – 2.98%

81,675	Men’s Wearhouse Incorporated†	1,221,858

115,804	Priority Healthcare Corporation†	3,086,177

		4,308,035

Total Common Stock (Cost $137,848,524)		132,136,646

Warrants – 0.00%

108	Imperial Credit Warrants	$0

15	U.S. Surgical Corporation	0

Total Warrants (Cost $0)		0

Principal		Coupon Rate	Maturity Date

Short-Term Investments – 7.88%

Repurchase Agreements – 7.88%

$7,257,000	Goldman Sachs & Company – 102% Collateralized by US Government Securities	1.30%	04/01/2003	7,257,000

4,130,000	Morgan Stanley & Company Incorporated – 102% Collateralized by US Government Securities	1.27	04/01/2003	4,130,000

Total Short-Term Investments (Cost $11,387,000)				11,387,000

Total Investments in Securities (Cost $149,235,524)	99.28%			143,523,646

Other Assets and Liabilities, Net	0.72			1,034,112

Total Net Assets	100.00%			$144,557,758

†	Non-income earning securities.

The accompanying notes are an integral part of these financial statements.

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

Shares	Security Names	Value

Common Stock – 87.63%

Apparel & Accessory Stores – 1.08%

59,500	Claire’s Stores Incorporated	$1,404,795

99,800	Too Incorporated†	1,657,678

		3,062,473

Automotive Dealers & Gasoline Service Stations – 1.30%

79,300	Advance Auto Parts†	3,667,625

Business Services – 9.79%

45,300	Alliance Data Systems†	770,100

99,800	Arbitron Incorporated†	3,163,660

52,700	Avocent Corporation†	1,230,018

220,600	Doubleclick Incorporated†	1,714,062

516,000	MPS Group Incorporated†	2,693,520

325,000	MSC Software Corporation†	2,518,750

188,500	NDChealth Corporation	3,161,145

74,600	PEC Solutions Incorporated†	878,788

230,600	Progress Software Corporation†	4,139,270

116,000	SyBase Incorporated†	1,502,200

264,900	Unisys Corporation†	2,452,974

199,600	Universal Compression Holdings†	3,483,020

		27,707,507

Chemicals & Allied Products – 3.43%

228,800	Biomarin Pharmaceutical Incorporated†	2,596,880

105,000	Lyondell Chemical Company	1,464,750

49,173	Medicis Pharmaceutical†	2,733,527

77,700	NBTY Incorporated†	1,473,192

78,600	Olin Corporation	1,428,162

		9,696,511

Communications – 2.18%

139,400	Certegy Incorporated†	3,512,880

388,500	Crown Castle Intl Corporation†	2,136,750

30,200	Emmis Communications Corporation†	509,776

		6,159,406

Depository Institutions – 3.74%

137,300	Commerce Bancshares Incorporated	5,018,315

257,300	First Niagara Fin Gr Mhc	3,023,532

130,900	Indymac Bancorp Incorporated	2,546,005

		10,587,852

Eating & Drinking Places – 2.15%

56,400	CEC Entertainment Incorporated†	1,534,644

223,105	Ruby Tuesday Incorporated	4,551,342

		6,085,986

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

SMALL CAP OPPORTUNITIES FUND

Shares	Security Names	Value

Electric, Gas, & Sanitary Services – 3.20%

36,700	Atlanta Gas & Light Company	$867,221

197,000	Pnm Resources Incorporated	4,430,530

108,900	Waste Connections Incorporated†	3,757,050

		9,054,801

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 8.94%

484,300	Aeroflex Incorporated†	2,741,138

109,900	American Power Conversion Corporation†	1,564,976

127,500	Amphenol Corporation†	5,195,625

37,200	Cymer Incorporated†	879,780

209,900	Exar Corporation†	2,667,829

145,300	Harris Corporation	4,034,981

436,100	Lattice Semiconductor†	3,288,194

96,600	Smith (AO) Corporation	2,588,880

115,900	Varian Semiconductor Equipment†	2,357,406

		25,318,809

Engineering, Accounting, Research Management & Related Services – 2.48%

193,000	Bearingpoint Incorporated†	1,229,410

4,100	Core Laboratories N.V.†	42,640

23,800	Diversa Corporation†	222,768

81,700	Maximus Incorporated†	1,733,674

141,400	Pharmaceutical Product Devel†	3,796,731

		7,025,223

Food & Kindred Products – 1.98%

68,000	Bunge Limited	1,710,880

171,411	Constellation Brands Incorporated†	3,891,030

		5,601,910

Health Services – 7.61%

113,800	Accredo Heath Incorporated?Accredo Health Incorporated†	2,769,778

192,900	Apria Healthcare Group†	4,506,144

71,800	Covance Incorporated†	1,660,016

44,930	Coventry Health Care Incorporated†	1,478,197

83,775	Davita Incorporated†	1,736,656

110,800	First Health Group Corporation†	2,818,752

120,000	Renal Care Group Incorporated†	3,741,600

89,000	United Surgical Partners International Incorporated†	1,645,610

29,400	Universal Health Services†	1,198,638

		21,555,391

Holding & Other Investment Offices – 1.73%

44,680	Affiliated Managers Group†	1,857,348

190,500	United Dominion Realty Tr	3,044,190

		4,901,538

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

Shares	Security Names	Value

Industrial & Commercial Machinery & Computer Equipment – 2.31%

32,700	Flowserve Corporation†	$380,955

184,800	Grant Prideco Incorporated†	2,228,688

59,500	Hydril Company*†	1,486,905

37,900	Zebra Technologies Corporation†	2,440,760

		6,537,308

Insurance Carriers – 4.50%

81,900	Erie Indemniy Company	2,972,970

218,900	Platinum Underwriters Holdings	5,549,115

160,300	Reinsurance Group Of America	4,212,684

		12,734,769

Leather & Leather Products – 0.81%

136,200	Wolverine World Wide Incorporated	2,281,350

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 7.86%

89,500	DRS Technologies Incorporated†	2,238,395

34,700	Edwards Lifesciences Corporation†	950,780

101,500	Fisher Scientific International†	2,837,940

252,900	Hanger Orthopedic Group I†	2,890,647

98,600	Millipore Corporation†	3,224,220

417,014	Perkinelmer Incorporated	3,707,254

268,400	Photon Dynamics Incorporated†	4,391,024

117,700	Tektronix Incorporated†	2,018,555

		22,258,815

Membership Organizations – 4.78%

83,300	Immucor Incorporated†	1,824,270

58,200	Stancorp Financial Group Incorporated	3,000,210

527,400	Symbol Technologies Incorporated	4,540,914

295,400	Tetra Tech Incorporated†	4,176,956

		13,542,350

Miscellaneous Retail – 2.36%

211,400	1-800-Flowerscom Incorporated†	1,420,608

51,100	Michaels Stores Incorporated†	1,278,011

211,700	Petco Animal Supplies Incorporated†	3,990,545

		6,689,164

Motion Pictures – 0.82%

220,600	Metro-Goldwyn-Mayer Incorporated†	2,316,300

Motor Freight Transportation & Warehousing – 0.89%

99,300	US Freightways Corporation	2,513,283

Non-Depository Credit Institutions – 0.58%

46,600	Doral Financial Corporation	1,647,310

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

SMALL CAP OPPORTUNITIES FUND

Shares	Security Names	Value

Oil & Gas Extraction – 4.09%

207,500	Cal Dive International Incorporated†	$3,737,075

150,800	Hurricane Hydrocarbons†	1,526,096

301,300	Key Energy Services Incorporated†	3,037,104

186,100	Southwestern Energy Company†	2,437,910

23,800	Stone Energy Corporation†	799,204

1,900	W-H Energy Services Incorporated†	32,528

		11,569,917

Personal Services – 1.98%

225,400	Regis Corporation	5,614,714

Rubber & Miscellaneous Plastics Products – 1.39%

119,400	Reebok International Limited†	3,922,290

Security & Commodity Brokers, Dealers, Exchanges & Services – 0.79%

87,400	Federated Investors Incorporated	2,224,330

Textile Mill Products – 1.35%

166,600	Albany International Corporation	3,816,806

Transportation Equipment – 0.84%

204,800	Wabtec Corporation	2,377,728

Wholesale Trade – Durable Goods – 0.47%

174,300	Pep Boys-Manny Moe & Jack	1,324,680

Wholesale Trade Non-Durable Goods – 2.21%

183,900	Airgas Incorporated†	3,403,989

40,300	Henry Schein Incorporated†	1,817,530

33,700	Performance Food Group†	1,033,242

		6,254,761

Total Common Stock (Cost $253,289,870)		248,050,907

Principal		Interest Rate	Coupon Date

Short-Term Investments – 11.22%

Repurchase Agreements – 11.22%

$31,772,401	Credit Suisse – 102% Collateralized By U.S. Government	1.37%	04/01/2003	31,772,401

Total Short-Term Investments (Cost $31,772,401)				31,772,401

Total Investments In Securities (Cost $285,062,271)	98.85%			$279,823,308

Other Assets and Liabilities, Net	1.15			3,242,617

Total Net Assets	100.00%			$283,065,925

†	Non-Income Earning Securities.

The accompanying notes are an integral part of these financial statements.

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL COMPANY GROWTH FUND

Face/Share Amount	Security Name	Value

N/A	Small Company Growth Portfolio	$309,339,732

Total Investment In Master Portfolio – (Cost $331,159,843)		309,339,732

Total Investment in Master Portfolio (Cost $331,159,843)	100.00%	$309,339,732

Other Assets and Liabilities, Net	0.0	394

Total Net Assets	100.00%	$309,340,126

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

SMALL COMPANY VALUE FUND

Face/Share Amount	Security Name	Value

N/A	Small Company Value Portfolio	$28,248,033

Total Investment In Master Portfolio – (Cost $31,445,524)		28,248,033

Total Investment in Master Portfolio (Cost $31,445,524)	97.49%	$28,248,033

Other Assets and Liabilities, Net	2.51	726,899

Total Net Assets	100.00%	$28,974,932

The accompanying notes are an integral part of these financial statements.

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SPECIALIZED HEALTH SCIENCES FUND

Shares	Security Name	Value

Common Stock – 96.14%

Agricultural Services – 1.00%

17,800	VCA Antech Incorporated†	$275,366

Biotechnology – 0.98%

2,900	ML Biotech Holding	270,425

Chemicals And Allied Products – 48.45%

15,900	Adolor Corporation†	157,569

13,200	Alpharma Incorporated	236,676

20,000	Amgen Incorporated†	1,151,000

8,600	Aventis SA†	377,532

22,500	Axcan Pharma Incorporated†	233,100

7,150	Barr Laboratories Incorporated†	407,550

6,950	Biovail Corporation†	277,097

10,800	Forest Laboratories Incorporated†	582,876

23,050	Genentech Incorporated†	806,981

20,500	Gilead Sciences Incorporated†	860,795

24,100	IDEC Pharmaceuticals Corporation†	829,498

8,300	Intermune Incorporated†	178,035

20,000	Medimmune Incorporated†	656,600

20,700	Merck & Company Incorporated	1,133,946

12,550	Mylan Laboratories	360,813

14,000	OSI Pharmaceuticals Incorporated†	224,000

37,950	Pfizer Incorporated	1,182,522

5,500	Pharmaceutical Resources†	233,640

33,100	Pharmacia Corporation	1,433,230

18,600	Teva Pharmaceutical Industries	774,690

32,450	Wyeth	1,227,259

		13,325,409

Engineering, Accounting, Research Management & Related Services – 1.83%

12,500	Affymetrix Incorporated†	325,000

9,500	ICOS Corporation†	177,745

		502,745

Health Services – 4.20%

9,000	Caremark Rx Incorporated†	163,350

15,700	Enzon Pharmaceuticals Incorporated†	178,195

19,700	HCA Incorporated	814,792

		1,156,337

Industrial & Commercial Machinery & Computer Equipment – 2.16%

11,000	Varian Medical Systems†	593,230

Insurance Carriers – 6.68%

14,500	Advancepcs†	410,930

6,600	Aetna Incorporated	325,380

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

SPECIALIZED HEALTH SCIENCES FUND

Shares	Security Name	Value

Insurance Carriers (continued)

5,100	United Health Group Incorporated	$467,517

8,250	Wellpoint Health Networks†	633,188

		1,837,015

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 15.39%

7,000	Allergan Incorporated	477,470

11,800	Boston Scientific Corporation†	480,968

17,500	CTI Molecular Imaging Incorporated†	343,000

28,700	Kyphon Incorporated†	252,015

24,600	Medtronic Incorporated	1,109,952

15,400	St Jude Medical Incorporated†	750,750

5,800	Stryker Corporation	398,170

30,300	Therasense Incorporated†	202,404

12,500	Wright Medical Group Incorporated†	219,000

		4,233,729

Medical – Generic Drugs – 4.83%

22,400	Abbott Laboratories	842,464

5,100	Medicis Pharmaceutical – Class A‡	283,508

7,000	Watson Pharmaceuticals†	201,390

		1,327,362

Miscellaneous Retail – 0.42%

7,500	NPS Pharmaceutical†	115,950

Wholesale Trade – Durable Goods – 4.08%

19,400	Johnson & Johnson	1,122,677

Wholesale Trade Non-Durable Goods – 6.12%

19,300	Amerisourcebergen Corporation	1,013,250

11,750	Cardinal Health Incorporated	669,398

		1,682,648

Total Common Stock (Cost $26,108,415)		26,442,893

Principal		Interest Rate	Maturity Date

Short-Term Investments – 3.48%

Repurchase Agreements – 3.48%

$955,961	Credit Suisse – 102% Collateralized by U.S. Government	1.37%	04/01/2003	955,961

Total Short-Term Investments (Cost $955,961)				955,961

Total Investments In Securities (Cost $27,064,376)	99.62%			27,398,854

Other Assets And Liabilities	0.38			104,149

Total Net Assets	100.00%			$27,503,003

†	Non-Income earning securities.

The accompanying notes are an integral part of these financial statements.

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

Shares	Security Name	Value

Common Stock – 96.19%

Business Services – 30.90%

18,575	Affiliated Computer Services†	$822,130

38,430	Bea Systems Incorporated†	391,602

13,570	Business Objects SA†	221,870

3,380	Cognizant Technology†	227,643

18,490	Ebay Incorporated†	1,577,012

4,540	Infosys Technologies Limited	278,529

20,370	Mercury Interactive Corporation†	604,582

86,520	Microsoft Corporation	2,094,649

231,000	Misys PLC†	552,260

20,430	Netiq Corporation†	227,999

60,820	Network Associates Incorporated†	839,924

32,270	Oracle Corporation†	350,097

136,700	Red Hat Incorporated†	742,281

33,090	Sap AG	627,386

12,790	Symantec Corporation†	501,112

5,490	Unisys Corporation†	50,837

24,130	Verisign Incorporated†	210,896

10,870	Veritas Software Corporation†	191,095

308,230	Vignette Corporation†	468,510

37,260	Yahoo Incorporated†	894,985

220	Yahoo Japan Corporation†	1,808,906

		13,684,305

Chemicals & Allied Products – 1.42%

13,280	Gilead Sciences Incorporated†	557,627

Communications – 6.59%

104,900	Amdocs Limited†	1,393,072

44,390	USA Networks Incorporated†	1,189,208

		2,582,280

Electrical Products – 0.23%

405	Samsung Electronic	91,690

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 27.50%

219,740	Alcatel SA	1,514,009

43,530	Cypress Semiconductor†	300,357

26,300	Integrated Circuit System†	570,710

96,910	Intel Corporation	1,577,695

46,990	Marvell Technology Group†	995,718

12,660	Maxim Integrated Products	457,279

67,010	Network Appliance Incorporated†	749,842

63,910	Nokia	895,379

7,030	Qlogic Corporation†	261,094

1,610	Rf Micro Devices Incorporated†	9,707

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

SPECIALIZED TECHNOLOGY FUND

Shares	Security Name	Value

Electronic & Other Electrical Equipment & Components, Except Computer Equipment (continued)

51,540	Sina.Com†	$412,835

5,910	Skyworks Solutions Incorporated†	36,819

57,580	Sohu.Com, Incorporated†	629,349

3,590	STmicro Electronics N V	67,851

89,058	Taiwan Semiconductor Manufacturing†	609,157

1,520	Texas Instruments Incorporated	24,882

72,050	Utstarcom Incorporated†	1,440,280

9,780	Xilinx Incorporated†	228,950

		10,781,913

Electronics – Semiconductor – 0.46%

10,650	National Semiconductor Corporation†	181,476

Holding & Other Investment Offices – 3.64%

16,350	Ishares NASDAQ Biotech†	835,485

51,000	Softbank Corporation	593,523

		1,429,008

Industrial & Commercial Machinery & Computer Equipment – 13.11%

16,920	CDWComputer Centers Incorporated†	690,336

41,210	Cisco Systems Incorporated†	531,609

26,450	Dell Computer Corporation†	722,350

10,510	Emulex Corporation†	201,267

108,630	Hewlett-Packard Company	1,689,197

6,030	IBMCorporation	472,933

21,710	Jabil Circuit Incorporated†	379,925

55,410	Juniper Networks Incorporated†	452,700

		5,140,317

Internet Content – 1.08%

28,270	Netease.Com Incorporated ADR†	422,637

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 1.42%

11,000	Canon Incorporated†	384,045

8,615	Microchip Technology Incorporated	171,439

		555,484

Miscellaneous Manufacturing Industries – 1.00%

30,350	Tyco International Limited	390,301

Miscellaneous Retail – 2.14%

32,250	Amazon.Com Incorporated†	839,467

Semiconductors – 0.50%

64,600	United Microelectronics†	194,445

Transportation Services – 2.00%

15,150	Expedia Incorporated†	782,648

STOCK FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

Shares	Security Name	Value

Wholesale Trade – Durable Goods – 0.21%

720	Samsung Electronics-GDR	$81,501

Total Common Stock (Cost $36,288,033)		37,715,099

Principal			Interest Rate	Maturity Date

Short-Term Investments – 3.34%

Repurchase Agreements – 3.34%

$1,308,968	Credit Suisse – 102% Collateralized by US Government Securities		1.37%	04/01/2003	1,308,968

Total Short-Term Investments (Cost $1,308,968)					1,308,968

Purchased Put Option – 0.33%

Contracts			Price/Expiration Date

80	NASDAQ 100		$975/April 2003		128,000

Total Purchased Put Option (Cost $403,852)					128,000

Total Investments in Securities (Cost $38,000,853)		99.86%			39,152,067

Other Assets and Liabilities, Net		0.14			56,784

Total Net Assets		100.00%			$39,208,851

SCHEDULE OF SECURITIES SOLD SHORT – MARCH 31, 2003

Shares	Description

(207,300)	Lucent Technologies, Incorporated†	$(304,731)

(26,300)	Sandisk Corporation†	(442,366)

(48,940)	Telefonaktiebolaget Lm Er†	(311,258)

Total Securities Sold Short (Total Proceeds $1,047,869)		$(1,058,355)

†	Non income producing securities.

The accompanying notes are an integral part of these financial statements.

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STOCK FUNDS	STATEMENTS OF ASSETS AND LIABILITIES — MARCH 31, 2003 (UNAUDITED)

	Diversified Equity	Diversified Small Cap	Equity Income

ASSETS

INVESTMENTS:
In securities, at market value (see cost below)	$1,121,543,089	$198,400,077	$1,010,094,325
Repurchase Agreement	0	0	0

TOTAL INVESTMENTS AT MARKET VALUE	$1,121,543,089	$198,400,077	$1,010,094,325

Cash	0	0	0
Collateral for security loaned	0	0	0
Receivable for dividends and interest and other receivables	0	0	0
Receivable for investments sold	0	0	0
Receivable for Fund shares issued	1,485,218	942,028	443,709
Receivable for options and short sales	0	0	0
Prepaid expenses and other assets	0	0	0
Receivable from Advisor and Affiliates	0	0	0

TOTAL ASSETS	1,123,028,307	199,342,105	1,010,538,034

LIABILITIES
Put/Call options written, at fair value	0	0	0
Securities sold short, at fair value	0	0	0
Payable for investments purchased	0	0	0
Payable for securities loaned	0	0	0
Dividends Payable	0	0	0
Payable for Fund shares redeemed	159,480	4,000	182,306
Payable to custodian	0	0	0
Payable for investment advisor and affiliates	322,845	45,370	121,591
Payable to other related parties	95,058	18,269	180,598
Accrued expenses and other liabilities	(159,173)	117,594	(121,174)
Payable for daily variation margin on futures contracts	0	0	0

TOTAL LIABILITIES	418,210	185,233	363,321

TOTAL NET ASSETS	$1,122,610,097	$199,156,872	$1,010,174,713

NET ASSETS CONSIST OF:

Paid-in capital	$1,090,175,363	$238,799,915	$1,250,602,952
Undistributed net investment income (loss)	5,405,936	(157,503)	183,735
Undistributed net realized gain (loss) on investments and foreign currency transactions and futures	(54,239,336)	(23,379,170)	219,667
Net unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currencies	85,195,543	(16,106,370)	(240,831,641)
Net unrealized appreciation (depreciation) of forward foreign currency	0	0	0
Net unrealized appreciation (depreciation) of futures	0	0	0
Net unrealized appreciation (depreciation) of options and short sales	(3,927,409)	0	0

TOTAL NET ASSETS AND OFFERING PRICE PER SHARE	$1,122,610,097	$199,156,872	$1,010,174,713

Net assets – Class A	$57,016,039	N/A	$120,455,193
Shares outstanding – Class A	1,933,543	N/A	4,520,224
Net asset value per share – Class A	$29.49	N/A	$26.65
Maximum offering price per share – Class A	$31.29	N/A	$28.28
Net assets – Class B	$82,058,639	N/A	$77,540,489
Shares outstanding – Class B	2,867,366	N/A	2,910,750
Net asset value and offering price per share – Class B	$28.62	N/A	$26.64
Net assets – Class C	$7,000,426	N/A	$7,874,961
Shares outstanding – Class C	241,331	N/A	286,938
Net asset value per share – Class C	$29.01	N/A	$27.44
Maximum offering price per share – Class C	$29.30	N/A	$27.72
Net assets – Institutional Class	$976,534,993	$199,156,872	$804,304,070
Shares outstanding – Institutional Class	33,131,779	23,359,726	30,217,757
Net asset value and offering price per share – Institutional Class	$29.47	$8.54	$26.62

INVESTMENT AT COST (NOTE 3)	$1,036,347,546	$214,506,447	$1,250,925,966

SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2)
PROCEEDS FOR SECURITIES SOLD SHORT (NOTE 2)
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

Equity Index	Equity Value	Growth	Growth Equity	Index	International Equity	Large Cap Appreciation

$313,575,679	$57,025,432	$170,986,839	$380,153,554	$651,398,522	$371,190,628	$13,959,978
6,837,435	521,000	4,663,872	0	0	34,009,805	0

$320,413,114	$57,546,432	$175,650,711	$380,153,554	$651,398,522	$405,200,433	$13,959,978

50,000	54,253	50,000	50,000	0	50,000	0
37,308,454	2,111,472	16,706,836	0	0	22,492,720	0
432,791	137,501	36,910	0	0	1,868,236	0
537,064	0	1,945,646	0	0	5,107,911	0
57,685	4,970	1,014,328	123,949	703,949	1,022,311	19,905
0	0	0	0	0	0	0
0	0	0	0	0	3,545	0
0	0	0	0	0	0	16,723

358,799,108	59,854,628	195,404,431	380,327,503	652,102,471	435,745,156	13,996,606

0	0	0	0	0	0	0
0	0	0	0	0	0	0
238,098	0	1,710,461	0	0	1,281,278	0
37,308,454	2,111,472	16,706,836	0	0	22,492,720	0
0	0	0	0	0	0	0
225,974	573	105,699	5,310	2,877	622,661	0
0	0	0	0	0	0	0
(11,444)	(5,654)	46,249	114,702	45,718	391,275	0
101,559	29,665	39,189	65,454	5,459	30,224	17,639
61,781	(51,351)	80,554	(257,425)	73,985	258,175	116,342
143,100	0	0	0	0	0	0

38,067,522	2,084,705	18,688,988	(71,959)	128,039	25,076,333	133,981

$320,731,586	$57,769,923	$176,715,443	$380,399,462	$651,974,432	$410,668,823	$13,862,625

$229,509,875	$74,914,221	$253,183,108	$346,707,677	$595,093,598	$661,472,780	$15,739,770
885,743	32,286	(514,418)	(1,364,807)	2,918,196	(82,275)	(6,471)

4,540,540	(3,668,116)	(84,206,188)	(62,661,597)	(52,809,980)	(172,087,084)	(1,969,020)

86,031,203	(13,508,468)	8,252,941	97,718,189	106,772,618	(78,629,625)	98,346
0	0	0	0	0	(4,973)	0
(235,775)	0	0	0	0	0	0
0	0	0	0	0	0	0

$320,731,586	$57,769,923	$176,715,443	$380,399,462	$651,974,432	$410,668,823	$13,862,625

$271,217,162	$11,869,869	$116,641,872	$10,837,296	N/A	$20,873,269	$889,004
7,186,392	1,729,632	12,322,968	551,469	N/A	2,605,095	115,733
$37.74	$6.86	$9.47	$19.65	N/A	$8.01	$7.68
$40.04	$7.28	$10.05	$20.85	N/A	$8.50	$8.15
$49,514,424	$19,752,643	$14,720,209	$12,787,427	N/A	$24,652,672	$1,116,254
1,313,807	3,555,012	2,264,094	693,719	N/A	3,186,715	147,100
$37.69	$5.56	$6.50	$18.43	N/A	$7.74	$7.59
N/A	$596,129	N/A	$2,148,796	N/A	$2,065,407	$303,173
N/A	107,409	N/A	112,432	N/A	267,351	39,946
N/A	$5.55	N/A	$19.11	N/A	$7.73	$7.59
N/A	$5.61	N/A	$19.31	N/A	$7.81	$7.67
N/A	$25,551,282	$45,353,362	$354,625,943	$651,974,432	$363,077,475	$11,554,194
N/A	3,730,273	4,068,505	17,934,033	19,126,028	45,311,744	1,499,183
N/A	$6.85	$11.15	$19.77	$34.09	$8.01	$7.71

$234,381,911	$71,054,900	$167,397,770	$282,435,365	$544,625,904	$483,838,576	$13,861,632

$34,751,649	$1,930,350	$15,810,672			$20,851,337

STOCK FUNDS	STATEMENTS OF ASSETS AND LIABILITIES — MARCH 31, 2003 (UNAUDITED)

	Large Company Growth	Mid Cap Growth

ASSETS

INVESTMENTS:
In securities, at market value (see cost below)	$1,664,591,149	$7,272,533
Repurchase Agreement	—	745,000

TOTAL INVESTMENTS AT MARKET VALUE	$1,664,591,149	$8,017,533

Cash	500	85,312
Collateral for security loaned	0	2,553,765
Receivable for dividends and interest and other receivables	0	2,928
Receivable for investments sold	0	69,032
Receivable for Fund shares issued	2,364,734	5,116
Receivable for options and short sales	0	0
Prepaid expenses and other assets	0	27,263
Receivable from Advisor and Affiliates	0	1,150

TOTAL ASSETS	1,666,956,383	10,762,099

LIABILITIES
Put/Call options written, at fair value	0	0
Securities sold short, at fair value	0	0
Payable for investments purchased	0	238,859
Payable for securities loaned	0	2,553,765
Dividends Payable	0	0
Payable for Fund shares redeemed	318,513	9,389
Payable to custodian	0	0
Payable for investment advisor and affiliates	185,647	0
Payable to other related parties	252,943	6,368
Accrued expenses and other liabilities	496,678	0
Payable for daily variation margin on futures contracts	0	0

TOTAL LIABILITIES	1,253,781	2,808,381

TOTAL NET ASSETS	$1,665,702,602	$7,953,718

NET ASSETS CONSIST OF:

Paid-in capital	$2,444,352,371	$16,393,710
Undistributed net investment income (loss)	(6,960,535)	(56,368)
Undistributed net realized gain (loss) on investments and foreign currency transactions and futures	(365,937,727)	(8,225,290)
Net unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currencies	(405,751,507)	(158,334)
Net unrealized appreciation (depreciation) of forward foreign currency	0	0
Net unrealized appreciation (depreciation) of futures	0	0
Net unrealized appreciation (depreciation) of options and short sales	0	0

TOTAL NET ASSETS AND OFFERING PRICE PER SHARE	$1,665,702,602	$7,953,718

Net assets – Class A	$173,395,393	$3,769,724
Shares outstanding – Class A	4,750,046	942,590
Net asset value per share – Class A	$36.50	$4.00
Maximum offering price per share – Class A	$38.73	$4.24
Net assets – Class B	$212,211,733	$3,832,251
Shares outstanding – Class B	6,348,589	975,202
Net asset value and offering price per share – Class B	$33.43	$3.93
Net assets – Class C	$29,290,240	$351,743
Shares outstanding – Class C	874,561	89,517
Net asset value per share – Class C	$33.49	$3.93
Maximum offering price per share – Class C	$33.83	$3.97
Net assets – Institutional Class	$1,250,805,236	N/A
Shares outstanding – Institutional Class	36,170,803	N/A
Net asset value and offering price per share – Institutional Class	$34.58	N/A

INVESTMENT AT COST (NOTE 3)	$2,070,342,656	$8,175,867

SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2)		$2,390,976
PROCEEDS FOR SECURITIES SOLD SHORT (NOTE 2)
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

SIFE Specialized Financial Services	Small Cap Growth	Small Cap Opportunities	Small Company Growth	Small Company Value	Specialized Health Sciences	Specialized Technology

$423,015,487	$132,136,646	$248,050,907	$309,339,732	$28,248,033	$26,442,893	$37,843,099
78,415,000	11,387,000	31,772,401	—	—	955,961	1,308,968

$501,430,487	$143,523,646	$279,823,308	$309,339,732	$28,248,033	$27,398,854	$39,152,067

1,678	51,972	50,007	0	50,000	150,000	150,031
56,836,535	37,193,357	27,915,264	0	0	0	15,106,428
618,695	27,136	32,228	0	0	10,537	37,042
8,220,848	1,654,896	4,764,920	0	0	244,482	578,883
16,094	138,228	255,960	4	635,415	24,348	33,231
0	0	0	0	0	0	1,047,868
0	0	0	72,797	57,319	22,192	0
0	0	0	0	0	0	0

567,124,337	182,589,235	312,841,687	309,412,533	28,990,767	27,850,413	56,105,550

355,000	0	0	0	0	0	134,460
0	0	0	0	0	0	1,058,355
40,653,149	644,854	1,558,147	0	0	299,814	526,126
56,836,535	37,193,357	27,915,264	0	0	0	15,106,428
0	0	0	0	0	0	0
94,439	76,363	43,202	0	2,125	15,967	8,910
0	0	0	0	0	0	0
339,293	39,291	231,642	31,985	5,013	13,417	11,613
112,012	47,154	26,075	0	8,697	18,212	25,608
310,929	30,458	1,432	40,422	0	0	25,199
0	0	0	0	0	0	0

98,701,357	38,031,477	29,775,762	72,407	15,835	347,410	16,896,699

$468,422,980	$144,557,758	$283,065,925	$309,340,126	$28,974,932	$27,503,003	$39,208,851

$413,887,525	$504,761,046	$311,742,922	$482,235,277	$33,534,913	$36,629,977	$174,226,685
(743,799)	(955,952)	(910,735)	(1,824,705)	46,720	(217,322)	(357,437)
51,037,938	(353,535,458)	(22,527,299)	(149,250,335)	(1,409,210)	(9,244,737)	(135,845,360)

3,972,405	(5,711,878)	(5,238,963)	(21,820,111)	(3,197,491)	335,085	1,150,996
0	0	0	0	0	0	0
0	0	0	0	0	0	0
268,911	0	0	0	0	0	33,967

$468,422,980	$144,557,758	$283,065,925	$309,340,126	$28,974,932	$27,503,003	$39,208,851

$447,919,829	$65,290,206	N/A	N/A	$5,204,978	$10,896,450	$13,903,983
127,745,872	6,631,421	N/A	N/A	612,205	1,328,112	5,688,929
$3.51	$9.85	N/A	N/A	$8.50	$8.20	$2.44
$3.72	$10.45	N/A	N/A	$9.02	$8.70	$2.59
$18,929,442	$24,172,895	N/A	N/A	$4,763,193	$14,701,100	$20,756,977
5,402,877	2,571,062	N/A	N/A	565,201	1,819,652	8,655,135
$3.50	$9.40	N/A	N/A	$8.43	$8.08	$2.40
$1,573,709	$7,617,614	N/A	N/A	$513,354	$1,905,453	$4,547,891
450,726	811,162	N/A	N/A	60,942	235,643	1,898,902
$3.49	$9.39	N/A	N/A	$8.42	$8.09	$2.40
$3.53	$9.48	N/A	N/A	$8.51	$8.17	$2.42
N/A	$47,477,043	$283,065,925	$309,340,126	$18,493,407	N/A	N/A
N/A	4,718,595	13,058,749	17,309,507	2,170,740	N/A	N/A
N/A	$10.06	$21.68	$17.87	$8.52	N/A	N/A

$497,458,082	$149,235,524	$285,062,271	$331,159,843	$31,445,524	$27,064,376	$38,000,853

$54,379,779	$34,799,849	$26,939,795				$13,923,031
						$1,047,869
$623,911						$178,914

STOCK FUNDS	STATEMENTS OF OPERATIONS — FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)

	Diversified Equity	Diversified Small Cap	Equity Income

INVESTMENT INCOME
Dividends(1)	$8,610,090	$907,574	$12,992,780
Interest	324,781	72,301	154,143
Securities lending income	957,371	141,748	2,254,734
Net Expenses from Portfolios	(3,772,538)	(696,415)	(3,780,677)

TOTAL INVESTMENT INCOME	6,119,704	425,208	11,620,980

EXPENSES
Advisory fees	1,483,712	247,014	0
Administration fees	848,178	149,331	799,290
Custody fees	0	0	0
Shareholder servicing fees	193,678	98,805	281,926
Portfolio accounting fees	24,140	11,995	23,718
Transfer Agent
Class A	59,194	N/A	141,367
Class B	99,020	N/A	123,710
Class C	7,318	N/A	8,983
Institutional Class	386,704	41,242	321,839
Class O	N/A	N/A	N/A
Distribution fees
Class B	327,857	N/A	334,238
Class C	27,518	N/A	30,054
Legal and audit fees	18,394	6,127	13,267
Registration fees	36,577	13,086	49,547
Directors’ fees	3,112	3,112	3,112
Shareholder reports	69,070	922	47,348
Other	11,649	15,046	18,197

TOTAL EXPENSES	3,596,121	586,680	2,196,596

LESS:
Waived fees and reimbursed expenses	(892,329)	(97,653)	(598,454)
Net expenses	2,703,792	489,027	1,598,142

NET INVESTMENT INCOME (LOSS)	3,415,912	(63,819)	10,022,838

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
Securities	(22,475,365)	(4,240,899)	7,938,705
Financial futures transactions	4,206,634	(276,888)	0
Foreign currency transactions	7,824	0	4,317
Options	0	0	0
Securities transactions allocated from Portfolios	1,299,835	(947,898)	2,972,779
Financial futures transactions allocated from Portfolios	76,595	(76,816)	0
Foreign currency contracts allocated from Portfolios	(751)	0	0

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	(16,885,228)	(5,542,501)	10,915,801

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Securities	0	0	0
Financial futures transactions	0	0	0
Foreign currency contracts	0	0	0
Options	0	0	0
Short sales	0	0	0
Securities transactions allocated from Portfolios	44,491,867	2,687,738	6,445,841
Financial futures transactions allocated from Portfolios	(3,282,098)	305,477	0

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	41,209,769	2,993,215	6,445,841

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	24,324,541	(2,549,286)	17,361,642

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,740,453	$(2,613,105)	$27,384,480

(1) Net of foreign withholding taxes	$72,393	$0	$0

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

Equity Index	Equity Value	Growth	Growth Equity	Index	International Equity	Large Cap Appreciation

$2,857,218	$862,498	$521,754	$1,715,089	$5,213,558	$2,534,963	$51,966
57,043	3,657	19,564	142,063	159,295	321,849	3,077
260,989	32,509	74,213	195,490	812,197	27,195	3,718
0	0	0	(1,664,010)	(428,551)	0	(39,115)

3,175,250	898,664	615,531	388,632	5,756,499	2,884,007	19,646

420,689	241,879	727,582	499,759	0	2,221,985	0
302,047	56,731	170,253	285,311	497,675	371,030	7,659
33,655	6,450	19,402	0	0	225,692	0
420,654	44,287	171,430	34,051	0	70,050	2,944
34,379	31,563	28,708	23,130	13,295	69,992	67,223

327,999	31,390	204,742	13,823	N/A	33,803	6,735
96,487	59,895	54,950	17,909	N/A	77,893	6,313
0	1,011	0	4,804	N/A	4,842	1,704
0	19,716	13,218	219,355	305,160	64,895	17,973
2,073	N/A	N/A	N/A	N/A	N/A	N/A

196,240	82,906	66,521	51,450	N/A	104,784	4,175
N/A	2,201	N/A	7,848	N/A	8,302	996
10,552	17,500	18,000	10,936	16,812	18,753	10,509
21,750	2,336	0	13,672	43,928	93,014	14,436
2,090	2,090	2,089	3,112	3,112	2,090	3,112
32,669	6,802	30,183	27,431	28,071	13,083	9,022
12,887	3,625	22,576	19,022	7,645	5,779	5,412

1,914,171	610,382	1,529,654	1,231,613	915,698	3,385,987	158,213

(593,597)	(207,134)	(399,707)	(305,810)	(521,970)	(419,986)	(136,463)
1,320,574	403,248	1,129,947	925,803	393,728	2,966,001	21,750

1,854,676	495,416	(514,416)	(537,171)	5,362,771	(81,994)	(2,104)

5,046,810	(1,708,940)	(7,070,345)	(35,266,524)	(720,510)	(87,925,276)	0
(440,697)	0	0	(215,431)	(3,050,408)	0	0
0	0	0	3,713	0	(71,452)	0
0	0	0	0	0	0	0
0	0	0	(1,209,041)	(1,556,270)	0	(832,844)
0	0	0	(48,552)	(717,996)	0	0
0	0	0	(437)	0	0	0

4,606,113	(1,708,940)	(7,070,345)	(36,736,272)	(6,045,184)	(87,996,728)	(832,844)

7,908,185	3,677,689	9,654,336	24,947,597	0	56,644,802	0
864,150	0	0	0	0	0	0
0	0	0	0	0	(4,973)	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	15,678,327	24,332,420	0	801,043
0	0	0	230,448	5,035,074	0	0

8,772,335	3,677,689	9,654,336	40,856,372	29,367,494	56,639,829	801,043

13,378,448	1,968,749	2,583,991	4,120,100	23,322,310	(31,356,899)	(31,801)

$15,233,124	$2,464,165	$2,069,575	$3,582,929	$28,685,081	$(31,438,893)	$(33,905)

$0	$0	$0	$49,075	$0	$0	$0

STOCK FUNDS	STATEMENTS OF OPERATIONS — FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)

	Large Company Growth	Mid Cap Growth

INVESTMENT INCOME
Dividends(1)	$5,370,317	$13,705
Interest	175,864	1,940
Securities lending income	917,592	4,033
Net Expenses from Portfolios	(6,353,870)	0

TOTAL INVESTMENT INCOME	109,903	19,678

EXPENSES
Advisory fees	0	31,479
Administration fees	1,166,259	7,443
Custody fees	0	840
Shareholder servicing fees	536,524	10,493
Portfolio accounting fees	31,815	24,723
Transfer Agent
Class A	164,089	7,327
Class B	474,647	9,692
Class C	34,644	3,453
Institutional Class	408,105	N/A
Class O	N/A	N/A
Distribution fees
Class B	859,698	14,953
Class C	112,113	1,768
Legal and audit fees	36,984	13,486
Registration fees	64,748	863
Directors’ fees	3,112	2,090
Shareholder reports	5,914	721
Other	170,061	367

TOTAL EXPENSES	4,068,713	129,698

LESS:
Waived fees and reimbursed expenses	(1,145,253)	(53,652)
Net expenses	2,923,460	76,046

NET INVESTMENT INCOME (LOSS)	(2,813,557)	(56,368)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
Securities	0	(6,293)
Financial futures transactions	0	0
Foreign currency transactions	0	0
Options	0	0
Short Sales	0	0
Securities transactions allocated from Portfolios	(22,687,591)	0
Financial futures transactions allocated from Portfolios	0	0
Foreign currency contracts allocated from Portfolios	0	0
Affiliated Underlying Funds	0	0

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	(22,687,591)	(6,293)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Securities	0	797,224
Financial futures transactions	0	0
Foreign currency contracts	0	0
Options	0	0
Short sales	0	0
Securities transactions allocated from Portfolios	98,376,584	0
Financial futures transactions allocated from Portfolios	0	0
Foreign currency contracts allocated from Portfolios	0	0
Affiliated Underlying Funds	0	0

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	98,376,584	797,224

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	75,688,993	790,931

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,875,436	$734,563

(1)	Net of foreign withholding taxes

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)	STOCK FUNDS

SIFE Specialized Financial Services	Small Cap Growth	Small Cap Opportunities	Small Company Growth	Small Company Value	Specialized Health Sciences	Specialized Technology

$5,724,652	$141,487	$529,204	$516,903	$202,183	$79,037	$71,127
134,675	98,971	206,111	67,205	5,593	5,225	20,999
15,646	79,962	161,879	63,354	17,403	0	25,670
0	0	0	(1,497,215)	(92,394)	0	0

5,874,973	320,420	897,194	(849,753)	132,785	84,262	117,796

2,398,957	769,218	1,346,570	0	0	136,469	223,087
445,800	149,338	248,166	240,512	16,829	25,430	39,902
50,504	17,093	29,924	0	0	10,055	14,873
631,304	169,408	149,619	159,219	19,747	35,914	53,116
24,791	29,569	33,045	9,951	2,108	24,959	22,694

276,658	119,659	N/A	N/A	883	15,157	40,216
35,631	119,242	N/A	N/A	854	29,804	70,756
5,031	19,587	N/A	N/A	317	5,887	9,001
N/A	39,740	47,344	114,878	2,709	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A

76,041	103,920	N/A	N/A	19,390	56,975	85,582
6,528	30,335	N/A	N/A	1,110	7,587	18,088
21,384	17,750	17,750	8,769	5,916	13,486	16,496
37,397	36,790	2,159	15,454	5,249	3,607	19,068
3,915	2,090	2,090	3,112	3,112	2,090	2,090
74,795	20,342	18,039	9,289	3,281	1,290	5,844
47,398	9,809	6,864	4,442	1,970	2,022	1,687

4,136,134	1,653,890	1,901,570	565,626	83,475	370,732	622,500

(641,999)	(377,518)	(93,641)	(97,479)	0	(69,148)	(147,267)
3,494,135	1,276,372	1,807,929	468,147	83,475	301,584	475,233

2,380,838	(955,952)	(910,735)	(1,317,900)	49,310	(217,322)	(357,437)

55,633,044	(23,198,743)	(21,743,338)	0	0	(2,102,242)	(4,558,230)
0	0	0	0	0	0	0
0	0	0	0	0	0	(1,951)
(824,144)	0	0	0	0	0	743,115
0	0	0	0	0	0	0
0	0	0	(22,077,142)	(408,033)	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0

54,808,900	(23,198,743)	(21,743,338)	(22,077,142)	(408,033)	(2,102,242)	(3,817,066)

(80,933,327)	27,096,393	25,669,375	0	0	3,635,983	7,934,974
0	0	0	0	0	0	0
0	0	0	0	0	0	0
268,911	0	0	0	0	0	(125,464)
0	0	0	0	0	0	(8,718)
0	0	0	34,081,601	(339,873)	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0

(80,664,416)	27,096,393	25,669,375	34,081,601	(339,873)	3,635,983	7,800,792

(25,855,516)	3,897,650	3,926,037	12,004,459	(747,906)	1,533,741	3,983,726

$(23,474,678)	$2,941,698	$3,015,302	$10,686,559	$(698,596)	$1,316,419	$3,626,289

STOCK FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	DIVERSIFIED EQUITY
	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$1,164,638,682	$1,592,497,168

OPERATIONS:
Net investment income (loss)	3,415,912	5,993,168
Net realized gain (loss) on sale of investments and foreign currency transactions	(16,885,228)	(25,284,943)
Net realized gain (loss) on foreign currency contracts		0
Net realized gain (loss) on short sales		0
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency, futures, options and short sales	41,209,769	(250,233,028)
Net change in unrealized appreciation (depreciation) of forward foreign currency contracts	0	0

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,740,453	(269,524,803)

Distributions to shareholders:
Net investment income
Class A	(209,237)	(302,371)
Class B	0	0
Class C	0	0
Institutional Class	(7,013,682)	(8,997,729)
Class O	N/A	N/A
Net realized gain on sales of investments
Class A	0	(869,384)
Class B	0	(1,339,906)
Class C	0	(94,277)
Institutional Class	0	(16,199,569)
Class O	N/A	N/A

Capital shares transactions:
Proceeds from shares sold – Class A	4,395,025	14,988,878
Reinvestment of dividends – Class A	205,208	1,149,209
Cost of shares redeemed – Class A	(6,380,712)	(17,070,590)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	(1,780,479)	(932,503)

Proceeds from shares sold – Class B	4,535,364	14,480,998
Reinvestment of dividends – Class B	0	1,307,276
Cost of shares redeemed – Class B	(8,964,251)	(19,778,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	(4,428,887)	(3,990,471)

Proceeds from shares sold – Class C	1,386,508	3,756,782
Reinvestment of dividends – Class C	0	94,013
Cost of shares redeemed – Class C	(1,198,750)	(2,930,367)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	187,758	920,428

Proceeds from shares sold – Institutional Class	70,958,986	152,510,209
Reinvestment of dividends – Institutional Class	6,469,293	24,212,725
Cost of shares redeemed – Institutional Class	(133,952,790)	(303,250,835)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS INSTITUTIONAL	(56,524,511)	(126,527,901)

Proceeds from shares sold – Class O	N/A	N/A
Reinvestment of dividends – Class O	N/A	N/A
Cost of shares redeemed – Class O	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS O	N/A	N/A

INCREASE IN NET ASSETS	(42,028,585)	(427,858,486)

NET ASSETS:

ENDING NET ASSETS	$1,122,610,097	$1,164,638,682

Shares issued and redeemed:
Shares sold – Class A	142,105	394,968
Shares issued in reinvestment of dividends – Class A	6,542	28,625
Shares redeemed – Class A	(211,039)	(465,868)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	(62,392)	(42,275)

Shares sold – Class B	151,015	391,078
Shares issued in reinvestment of dividends – Class B	0	33,264
Shares redeemed – Class B	(304,217)	(565,411)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS B	(153,202)	(141,069)

Shares sold – Class C	45,748	101,025
Shares issued in reinvestment of dividends – Class C	0	2,359
Shares redeemed – Class C	(40,089)	(81,950)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS C	5,659	21,434

Shares sold – Institutional Class	2,286,797	4,067,240
Shares issued in reinvestment of dividends – Institutional Class	206,423	603,627
Shares redeemed – Institutional Class	(4,307,256)	(8,179,275)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	(1,814,036)	(3,508,408)

Shares sold – Class O	N/A	N/A
Shares issued in conversion – Class O	N/A	N/A
Shares issued in reinvestment of dividends – Class O	N/A	N/A
Shares redeemed – Class O	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS O	N/A	N/A

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$5,405,936	$9,212,946

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	STOCK FUNDS

DIVERSIFIED SMALL CAP		EQUITY INCOME		EQUITY INDEX
(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002

$192,986,629	$141,341,050	$1,125,839,620	$1,470,544,561	$322,511,386	$454,210,388

(63,819)	(466,616)	10,022,838	19,519,361	1,854,676	3,271,201
(5,542,501)	(12,721,624)	10,915,801	77,120,889	4,606,113	16,991,461

2,993,215	(9,988,853)	6,445,841	(373,564,882)	8,772,335	(107,421,431)
0	0	0	0	0	0

(2,613,105)	(23,177,093)	27,384,480	(276,924,632)	15,233,124	(87,158,769)

N/A	N/A	(1,114,968)	(1,897,695)	(3,707,511)	(3,331,999)
N/A	N/A	(383,193)	(480,426)	(157,638)	(23,316)
N/A	N/A	(39,592)	(36,491)	N/A	N/A
0	(26,010)	(9,129,695)	(16,664,911)	N/A	N/A
N/A	N/A	N/A	N/A	(631)	(3,279)

N/A	N/A	(10,502,226)	(4,370,465)	(12,124,471)	(43,345,067)
N/A	N/A	(7,352,730)	(3,542,880)	(2,231,497)	(8,209,363)
N/A	N/A	(625,145)	(200,501)	N/A	N/A
(1,852,831)	(1,796,368)	(73,205,481)	(31,070,255)	N/A	N/A
N/A	N/A	N/A	N/A	(8,619)	(34,228)

N/A	N/A	13,634,107	35,489,438	5,669,668	19,054,806
N/A	N/A	10,839,946	5,835,773	15,645,186	46,154,563
N/A	N/A	(18,424,314)	(45,741,628)	(18,913,962)	(56,847,327)

N/A	N/A	6,049,739	(4,416,417)	2,400,892	8,362,042

N/A	N/A	3,991,927	15,541,902	3,899,741	11,195,718
N/A	N/A	7,413,934	3,860,886	2,283,388	7,879,399
N/A	N/A	(19,575,477)	(33,534,210)	(7,112,807)	(17,071,110)

N/A	N/A	(8,169,616)	(14,131,422)	(929,678)	2,004,007

N/A	N/A	1,401,073	4,997,304	N/A	N/A
N/A	N/A	629,062	224,244	N/A	N/A
N/A	N/A	(944,917)	(2,892,690)	N/A	N/A

N/A	N/A	1,085,218	2,328,858	N/A	N/A

32,962,239	116,622,485	84,389,151	208,559,415	N/A	N/A
1,600,367	1,587,478	48,362,336	24,822,740	N/A	N/A
(23,926,427)	(41,564,913)	(172,413,185)	(226,679,859)	N/A	N/A

10,636,179	76,645,050	(39,661,698)	6,702,296	N/A	N/A

N/A	N/A	N/A	N/A	127	86,070
N/A	N/A	N/A	N/A	8,636	37,368
N/A	N/A	N/A	N/A	(262,534)	(82,468)

N/A	N/A	N/A	N/A	(253,771)	40,970

6,170,243	51,645,579	(115,664,907)	(344,704,941)	(1,779,800)	(131,699,002)

$199,156,872	$192,986,629	$1,010,174,713	$1,125,839,620	$320,731,586	$322,511,386

N/A	N/A	470,036	962,755	143,650	378,079
N/A	N/A	376,168	156,113	391,452	853,345
N/A	N/A	(641,090)	(1,243,932)	(480,072)	(1,156,299)

N/A	N/A	205,114	(125,064)	55,030	75,125

N/A	N/A	137,465	416,963	97,680	220,005
N/A	N/A	257,504	102,054	57,525	146,819
N/A	N/A	(683,591)	(934,298)	(180,854)	(356,026)

N/A	N/A	(288,622)	(415,281)	(25,649)	10,798

N/A	N/A	46,445	129,212	N/A	N/A
N/A	N/A	21,207	5,808	N/A	N/A
N/A	N/A	(31,865)	(80,492)	N/A	N/A

N/A	N/A	35,787	54,528	N/A	N/A

3,755,675	10,773,997	2,950,784	5,608,814	N/A	N/A
177,424	151,574	1,676,962	656,497	N/A	N/A
(2,751,529)	(4,137,803)	(5,829,827)	(6,105,551)	N/A	N/A

1,181,570	6,787,768	(1,202,081)	159,760	N/A	N/A

N/A	N/A	N/A	N/A	3	1,715
N/A	N/A	N/A	N/A	0	0
N/A	N/A	N/A	N/A	213	684
N/A	N/A	N/A	N/A	(6,336)	(1,720)

N/A	N/A	N/A	N/A	(6,120)	679

$(157,503)	$(93,688)	$183,735	$828,350	$885,743	$2,896,845

STOCK FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	EQUITY VALUE
	Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$64,763,241	$104,836,530

OPERATIONS:
Net investment income (loss)	495,416	453,840
Net realized gain (loss) on sale of investments and foreign currency transactions	(1,708,940)	(1,950,232)
Net realized gain (loss) on foreign currency contracts
Net realized gain (loss) on short sales
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency, futures, options and short sales	3,677,689	(17,748,182)
Net change in unrealized appreciation (depreciation) of forward foreign currency contracts	0	0

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,464,165	(19,244,574)

Distributions to shareholders:
Net investment income
Class A	(211,868)	0
Class B	(97,867)	0
Class C	(3,054)	0
Institutional Class	(604,062)	(64,768)
Class O	N/A	N/A
Net realized gain on sales of investments
Class A	0	(2,134,660)
Class B	0	(3,728,665)
Class C	0	(80,624)
Institutional Class	0	(5,092,315)
Class O	N/A	N/A

Capital shares transactions:
Proceeds from shares sold – Class A	1,089,478	4,294,176
Reinvestment of dividends – Class A	198,266	2,020,794
Cost of shares redeemed – Class A	(2,034,053)	(6,426,192)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	(746,309)	(111,222)

Proceeds from shares sold – Class B	573,026	2,250,108
Reinvestment of dividends – Class B	95,581	3,670,032
Cost of shares redeemed – Class B	(3,464,666)	(7,701,547)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	(2,796,059)	(1,781,407)

Proceeds from shares sold – Class C	109,681	312,492
Reinvestment of dividends – Class C	2,766	63,412
Cost of shares redeemed – Class C	(83,346)	(225,437)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	29,101	150,467

Proceeds from shares sold – Institutional Class	2,152,703	9,083,985
Reinvestment of dividends – Institutional Class	384,630	4,495,521
Cost of shares redeemed – Institutional Class	(7,564,698)	(21,565,027)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS INSTITUTIONAL	(5,027,365)	(7,985,521)

Proceeds from shares sold – Class O	N/A	N/A
Reinvestment of dividends – Class O	N/A	N/A
Cost of shares redeemed – Class O	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS O	N/A	N/A

INCREASE IN NET ASSETS	(6,993,318)	(40,073,289)

NET ASSETS:

ENDING NET ASSETS	$57,769,923	$64,763,241

Shares Issued and Redeemed:
Shares sold – Class A	148,599	429,314
Shares issued in reinvestment of dividends – Class A	27,049	201,475
Shares redeemed – Class A	(282,771)	(676,748)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	(107,123)	(45,959)

Shares sold – Class B	91,075	292,900
Shares issued in reinvestment of dividends – Class B	16,237	453,090
Shares redeemed – Class B	(601,816)	(1,079,865)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS B	(494,504)	(333,875)

Shares sold – Class C	18,205	40,250
Shares issued in reinvestment of dividends – Class C	470	7,829
Shares redeemed – Class C	(14,223)	(33,513)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS C	4,452	14,566

Shares sold – Institutional Class	296,999	996,205
Shares issued in reinvestment of dividends – Institutional Class	52,552	447,405
Shares redeemed – Institutional Class	(1,027,408)	(2,239,695)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	(677,857)	(796,085)

Shares sold – Class O	N/A	N/A
Shares issued in conversion – Class O	N/A	N/A
Shares issued in reinvestment of dividends – Class O	N/A	N/A
Shares redeemed – Class O	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS O	N/A	N/A

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$32,286	$453,720

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	STOCK FUNDS

GROWTH		GROWTH EQUITY		INDEX
(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002

$208,625,141	$367,922,232	$390,546,114	$507,621,902	$596,168,161	$733,380,048

(514,416)	(584,738)	(537,171)	(1,208,312)	5,362,771	9,444,368
(7,070,345)	(32,462,475)	(36,736,272)	(12,548,410)	(6,045,184)	(34,566,499)

9,654,336	(16,817,718)	40,856,372	(55,577,627)	29,367,494	(123,259,770)
0	0	0	0	0	0

2,069,575	(49,864,931)	3,582,929	(69,334,349)	28,685,081	(148,381,901)

0	0	0	(4,486)	N/A	N/A
0	0	0	0	N/A	N/A
N/A	N/A	0	0	N/A	N/A
0	0	(156,548)	(1,519,769)	(10,498,671)	(9,607,138)
N/A	N/A	N/A	0	N/A	N/A

0	0	0	(493,172)	N/A	N/A
0	0	0	(694,251)	N/A	N/A
N/A	N/A	0	(82,233)	N/A	N/A
0	0	0	(18,166,612)	0	0
N/A	N/A	N/A	N/A	N/A	N/A

9,960,504	10,049,518	1,859,344	5,294,107	N/A	N/A
0	0	0	491,472	N/A	N/A
(15,046,638)	(34,523,169)	(2,277,695)	(4,322,581)	N/A	N/A

(5,086,134)	(24,473,651)	(418,351)	1,462,998	N/A	N/A

346,554	826,232	698,613	2,244,469	0	0
0	0	0	687,203	N/A	N/A
(5,636,302)	(12,124,619)	(1,634,254)	(3,241,197)	N/A	N/A

(5,289,748)	(11,298,387)	(935,641)	(309,525)	N/A	N/A

N/A	N/A	686,780	1,241,280	N/A	N/A
N/A	N/A	0	82,231	N/A	N/A
N/A	N/A	(224,559)	(962,829)	N/A	N/A

N/A	N/A	462,221	360,682	N/A	N/A

2,705,070	4,291,797	15,320,789	47,939,077	110,499,217	215,888,922
0	0	154,256	19,528,196	8,555,383	7,464,422
(26,308,461)	(77,951,919)	(28,156,307)	(95,762,344)	(81,434,739)	(202,576,192)

(23,603,391)	(73,660,122)	(12,681,262)	(28,295,071)	37,619,861	20,777,152

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

(31,909,698)	(159,297,091)	(10,146,652)	(117,075,788)	55,806,271	(137,211,887)

$176,715,443	$208,625,141	$380,399,462	$390,546,114	$651,974,432	$596,168,161

1,050,289	869,678	91,536	211,621	N/A	N/A
0	0	0	18,668	N/A	N/A
(1,592,178)	(2,999,366)	(114,933)	(178,004)	N/A	N/A

(541,889)	(2,129,688)	(23,397)	52,285	N/A	N/A

48,499	99,694	36,072	95,289	N/A	N/A
0	0	0	27,066	N/A	N/A
(863,069)	(1,523,611)	(86,419)	(141,507)	N/A	N/A

(814,570)	(1,423,917)	(50,347)	(19,152)	N/A	N/A

0	0	33,611	50,046	N/A	N/A
0	0	0	3,124	N/A	N/A
0	0	(11,538)	(39,391)	N/A	N/A

0	0	22,073	13,779	N/A	N/A

233,052	311,086	739,356	1,891,197	3,125,960	5,147,686
0	0	7,318	725,929	238,577	163,765
(2,311,476)	(5,590,402)	(1,370,709)	(3,895,101)	(2,315,216)	(4,697,053)

(2,078,424)	(5,279,316)	(624,035)	(1,277,975)	1,049,321	614,398

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

$(514,418)	$0	$(1,364,807)	$(671,084)	$2,918,196	$8,054,095

STOCK FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	INTERNATIONAL EQUITY
	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$426,459,648	$183,348,891

OPERATIONS:
Net investment income (loss)	(81,994)	261,406
Net realized gain (loss) on sale of investments and foreign currency transactions	(87,996,728)	(26,629,709)
Net realized gain (loss) on foreign currency contracts
Net realized gain (loss) on short sales
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency, futures, options and short sales	56,644,802	(85,117,993)
Net change in unrealized appreciation (depreciation) of forward foreign currency contracts	(4,973)	17,712

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(31,438,893)	(111,468,582)

Distributions to shareholders:
Net investment income
Class A	0	0
Class B	0	0
Class C	0	0
Institutional Class	(543,245)	0
Class O	N/A	N/A
Net realized gain on sales of investments
Class A	0	0
Class B	0	0
Class C	0	0
Institutional Class	0	0
Class O	N/A	N/A

Capital shares transactions:
Proceeds from shares sold – Class A	148,848,405	205,500,445
Reinvestment of dividends – Class A	0	0
Cost of shares redeemed – Class A	(150,462,404)	(209,924,814)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	(1,613,999)	(4,424,369)

Proceeds from shares sold – Class B	1,535,593	4,322,793
Reinvestment of dividends – Class B	0	0
Cost of shares redeemed – Class B	(3,620,101)	(8,813,921)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	(2,084,508)	(4,491,128)

Proceeds from shares sold – Class C	1,760,564	4,902,467
Reinvestment of dividends – Class C	0	0
Cost of shares redeemed – Class C	(1,672,577)	(4,852,145)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	87,987	50,322

Proceeds from shares sold – Institutional Class	144,588,622	533,017,876
Reinvestment of dividends – Institutional Class	404,002	0
Cost of shares redeemed – Institutional Class	(125,190,791)	(169,573,362)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS INSTITUTIONAL	19,801,833	363,444,514

Proceeds from shares sold – Class O	N/A	N/A
Reinvestment of dividends – Class O	N/A	N/A
Cost of shares redeemed – Class O	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS O	N/A	N/A

INCREASE IN NET ASSETS	(15,790,825)	243,110,757

NET ASSETS:

ENDING NET ASSETS	$410,668,823	$426,459,648

Shares Issued and Redeemed:
Shares sold – Class A	17,378,728	19,641,624
Shares issued in reinvestment of dividends – Class A	0	0
Shares redeemed – Class A	(17,470,524)	(19,871,821)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	(91,796)	(230,197)

Shares sold – Class B	71,499	395,110
Shares issued in reinvestment of dividends – Class B	0	0
Shares redeemed – Class B	(437,196)	(855,058)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS B	(365,697)	(459,948)

Shares sold – Class C	198,873	463,492
Shares issued in reinvestment of dividends – Class C	0	0
Shares redeemed – Class C	(196,382)	(462,810)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS C	2,491	682

Shares sold – Institutional Class	15,601,586	50,359,359
Shares issued in reinvestment of dividends – Institutional Class	45,702	0
Shares redeemed – Institutional Class	(14,369,696)	(16,713,796)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	1,277,592	33,645,563

Shares sold – Class O	N/A	N/A
Shares issued in conversion – Class O	N/A	N/A
Shares issued in reinvestment of dividends – Class O	N/A	N/A
Shares redeemed – Class O	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS O	N/A	N/A

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$(82,275)	$542,963

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	STOCK FUNDS

LARGE CAP APPRECIATION		LARGE COMPANY GROWTH		MID CAP GROWTH
(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002

$6,293,231	$167,518	$1,425,983,217	$1,604,015,399	$7,717,755	$8,998,045

(2,104)	(10,718)	(2,813,557)	(13,052,769)	(56,368)	(161,515)
(832,844)	(1,135,587)	(22,687,591)	(293,675,019)	(6,293)	(3,690,617)

801,043	(702,866)	98,376,584	(122,839,087)	797,224	1,732,409
0	0	0	0	0	0

(33,905)	(1,849,171)	72,875,436	(429,566,875)	734,563	(2,119,723)

0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

197,808	1,261,877	62,935,982	69,170,125	475,901	2,843,572
0	0	0	0	0	0
(220,942)	(135,776)	(35,139,090)	(83,693,361)	(670,742)	(2,119,048)

(23,134)	1,126,101	27,796,892	(14,523,236)	(194,841)	724,524

134,301	1,513,914	7,738,363	40,948,171	322,636	1,476,556
0	0	0	0	0	0
(72,962)	(228,541)	(25,997,719)	(61,446,188)	(496,122)	(1,303,386)

61,339	1,285,373	(18,259,356)	(20,498,017)	(173,486)	173,170

111,318	246,307	5,008,409	18,772,054	22,267	250,170
0	0	0	0	0	0
(7,695)	(12,824)	(4,183,155)	(9,808,261)	(152,540)	(308,431)

103,623	233,483	825,254	8,963,793	(130,273)	(58,261)

8,792,582	5,441,711	300,708,028	548,924,919	N/A	N/A
0	0	0	0	N/A	N/A
(1,331,111)	(111,784)	(144,226,869)	(271,332,766)	N/A	N/A

7,461,471	5,329,927	156,481,159	277,592,153	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

7,569,394	6,125,713	239,719,385	(178,032,182)	235,963	(1,280,290)

$13,862,625	$6,293,231	$1,665,702,602	$1,425,983,217	$7,953,718	$7,717,755

25,086	129,822	1,602,494	1,456,934	115,687	553,163
0	0	0	0	0	0
(28,554)	(14,918)	(959,114)	(1,894,507)	(167,515)	(437,250)

(3,468)	114,904	643,380	(437,573)	(51,828)	115,913

17,433	154,466	219,244	921,505	79,179	291,932
0	0	0	0	0	0
(9,725)	(24,670)	(762,771)	(1,502,426)	(126,463)	(282,411)

7,708	129,796	(543,527)	(580,921)	(47,284)	9,521

14,252	25,332	143,560	431,104	5,378	48,251
0	0	0	0	0	0
(1,038)	(1,295)	(121,943)	(237,809)	(39,326)	(61,628)

13,214	24,037	21,617	193,295	(33,948)	(13,377)

1,120,376	562,749	8,413,298	12,758,069	N/A	N/A
0	0	0	0	N/A	N/A
(171,776)	(13,166)	(4,047,861)	(6,310,279)	N/A	N/A

948,600	549,583	4,365,437	6,447,790	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

$(6,471)	$(4,368)	$(6,960,535)	$(4,146,982)	$(56,368)	$—

STOCK FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	SIFE SPECIALIZED FINANCIAL SERVICES
	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$532,392,626	$706,549,974

OPERATIONS:
Net investment income (loss)	2,380,838	4,628,168
Net realized gain (loss) on sale of investments and foreign currency transactions	54,808,900	118,691,349
Net realized gain (loss) on foreign currency contracts
Net realized gain (loss) on short sales
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency, futures, options and short sales	(80,664,416)	(208,332,523)
Net change in unrealized appreciation (depreciation) of forward foreign currency contracts	0	0

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(23,474,678)	(85,013,006)

Distributions to shareholders:
Net investment income
Class A	(4,474,252)	(4,021,093)
Class B	(115,348)	(7)
Class C	(9,900)	(4)
Institutional Class	N/A	N/A
Class O	N/A	N/A
Net realized gain on sales of investments
Class A	0	(107,746,039)
Class B	0	(4,401,569)
Class C	0	(378,917)
Institutional Class	N/A	N/A
Class O	N/A	N/A

Capital shares transactions:
Proceeds from shares sold – Class A	8,068,934	11,973,012
Reinvestment of dividends – Class A	4,023,245	99,242,243
Cost of shares redeemed – Class A	(46,951,955)	(88,457,502)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	(34,859,776)	22,757,753 (1)

Proceeds from shares sold – Class B	748,179	3,146,624
Reinvestment of dividends – Class B	107,615	4,046,194
Cost of shares redeemed – Class B	(1,766,633)	(2,968,146)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	(910,839)	4,224,672 (1)

Proceeds from shares sold – Class C	140,011	483,254
Reinvestment of dividends – Class C	8,391	338,520
Cost of shares redeemed – Class C	(273,255)	(400,912)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	(124,853)	420,862 (1)

Proceeds from shares sold – Class Institutional	N/A	N/A
Reinvestment of dividends – Class Institutional	N/A	N/A
Cost of shares redeemed – Class Institutional	N/A	N/A
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS INSTITUTIONAL	N/A	N/A

Proceeds from shares sold – Class O	N/A	N/A
Reinvestment of dividends – Class O	N/A	N/A
Cost of shares redeemed – Class O	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS O	N/A	N/A

INCREASE IN NET ASSETS	(63,969,646)	(174,157,348)

NET ASSETS:

ENDING NET ASSETS	$468,422,980	$532,392,626

Shares issued and redeemed:
Shares sold – Class A	2,258,875	2,398,313
Shares issued in reinvestment of dividends – Class A	1,094,884	25,910,479
Shares redeemed – Class A	(13,012,234)	(17,201,238)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	(9,658,475)	11,107,554 (1)

Shares sold – Class B	201,777	582,167
Shares issued in reinvestment of dividends – Class B	29,316	1,067,597
Shares redeemed – Class B	(492,145)	(582,699)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS B	(261,052)	1,067,065 (1)

Shares sold – Class C	37,716	89,291
Shares issued in reinvestment of dividends – Class C	2,294	89,556
Shares redeemed – Class C	(74,546)	(79,406)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS C	(34,536)	99,441 (1)

Shares sold – Institutional Class	N/A	N/A
Shares issued in reinvestment of dividends – Institutional Class	N/A	N/A
Shares redeemed – Institutional Class	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	N/A	N/A

Shares sold – Class O	N/A	N/A
Shares issued in conversion – Class O	N/A	N/A
Shares issued in reinvestment of dividends – Class O	N/A	N/A
Shares redeemed – Class O	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS O	N/A	N/A

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$(743,799)	$1,474,863

(1)	“Proceeds from shares sold” and “Shares sold” include amounts related to Fund mergers and shares class conversions. See note 1.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	STOCK FUNDS

SMALL CAP GROWTH		SMALL CAP OPPORTUNITIES		SMALL COMPANY GROWTH
(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002

$178,323,663	$253,515,822	$294,880,174	$293,149,490	$329,964,033	$431,694,603

(955,952)	(3,119,763)	(910,735)	(2,872,771)	(1,317,900)	(3,013,662)
(23,198,743)	(99,202,737)	(21,743,338)	19,905,340	(22,077,142)	(78,242,475)

27,096,393	36,747,159	25,669,375	(59,040,632)	34,081,601	(799,483)
0	0	0	0	0	0

2,941,698	(65,575,341)	3,015,302	(42,008,063)	10,686,559	(82,055,620)

0	0	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
0	0	0	0	0	0
N/A	N/A	N/A	N/A	N/A	N/A

0	0	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
0	0	(17,033,555)	(17,241,709)	0	0
N/A	N/A	N/A	N/A	N/A	N/A

13,515,507	81,037,512	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
(24,016,397)	(80,332,951)	N/A	N/A	N/A	N/A

(10,500,890)	704,561	N/A	N/A	N/A	N/A

815,724	6,139,145	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
(5,338,941)	(11,702,153)	N/A	N/A	N/A	N/A

(4,523,217)	(5,563,008)	N/A	N/A	N/A	N/A

953,691	3,636,155	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
(1,134,460)	(3,710,911)	N/A	N/A	N/A	N/A

(180,769)	(74,756)	N/A	N/A	N/A	N/A

7,359,118	90,928,426	21,852,708	128,037,697	14,589,340	94,776,737
0	0	15,543,519	15,064,919	0	0
(28,861,845)	(95,612,041)	(35,192,223)	(82,122,160)	(45,899,806)	(114,451,687)

(21,502,727)	(4,683,615)	2,204,004	60,980,456	(31,310,466)	(19,674,950)

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

(33,765,905)	(75,192,159)	(11,814,249)	1,730,684	(20,623,907)	(101,730,570)

$144,557,758	$178,323,663	$283,065,925	$294,880,174	$309,340,126	$329,964,033

1,301,383	5,538,112	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
(2,375,554)	(5,483,870)	N/A	N/A	N/A	N/A

(1,074,171)	54,242	N/A	N/A	N/A	N/A

82,683	426,934	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
(552,429)	(894,196)	N/A	N/A	N/A	N/A

(469,746)	(467,262)	N/A	N/A	N/A	N/A

97,501	259,648	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A
(117,114)	(278,960)	N/A	N/A	N/A	N/A

(19,613)	(19,312)	N/A	N/A	N/A	N/A

711,580	5,711,892	952,974	4,064,406	801,108	3,963,144
0	0	677,573	521,097	0	0
(2,764,366)	(6,104,723)	(1,563,406)	(3,056,437)	(2,510,068)	(4,811,198)

(2,052,786)	(392,831)	67,141	1,529,066	(1,708,960)	(848,054)

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

$(955,952)	$—	$(910,735)	$—	$(1,824,705)	$(506,802)

STOCK FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	SMALL COMPANY VALUE
	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$14,660,609	$0

OPERATIONS:
Net investment income (loss)	49,310	(11,792)
Net realized gain (loss) on sale of investments and foreign currency transactions	(408,033)	(979,603)
Net realized gain (loss) on foreign currency contracts
Net realized gain (loss) on short sales
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency, futures, options and short sales	(339,873)	(2,857,618)
Net change in unrealized appreciation (depreciation) of forward foreign currency contracts	0	0

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(698,596)	(3,849,013)

Distributions to shareholders:
Net investment income
Class A	0	0
Class B	0	0
Class C	0	0
Institutional Class	0	0
Class O	N/A	N/A
Net realized gain on sales of investments
Class A	(2,715)	0
Class B	(2,807)	0
Class C	(95)	0
Institutional Class	(6,171)	0
Class O	N/A	N/A

Capital shares transactions:
Proceeds from shares sold – Class A	2,515,861	7,179,793
Reinvestment of dividends – Class A	2,605	0
Cost of shares redeemed – Class A	(1,602,053)	(1,545,940)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	916,413	5,633,853

Proceeds from shares sold – Class B	903,112	7,366,670
Reinvestment of dividends – Class B	2,750	0
Cost of shares redeemed – Class B	(1,002,714)	(929,813)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	(96,852)	6,436,857

Proceeds from shares sold – Class C	514,871	61,285
Reinvestment of dividends – Class C	94	0
Cost of shares redeemed – Class C	(31,267)	0

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS C	483,698	61,285

Proceeds from shares sold – Class Institutional	14,932,737	6,734,531
Reinvestment of dividends – Class Institutional	5,734	0
Cost of shares redeemed – Class Institutional	(1,217,023)	(356,904)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS INSTITUTIONAL	13,721,448	6,377,627

Proceeds from shares sold – Class O	N/A	N/A
Reinvestment of dividends – Class O	N/A	N/A
Cost of shares redeemed – Class O	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS O	N/A	N/A

INCREASE IN NET ASSETS	14,314,323	14,660,609

NET ASSETS:

ENDING NET ASSETS	$28,974,932	$14,660,609

Shares issued and redeemed:
Shares sold – Class A	288,522	653,444
Shares issued in reinvestment of dividends – Class A	283	0
Shares redeemed – Class A	(183,828)	(146,216)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	104,977	507,228

Shares sold – Class B	102,789	676,545
Shares issued in reinvestment of dividends – Class B	301	0
Shares redeemed – Class B	(117,611)	(96,823)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS B	(14,521)	579,722

Shares sold – Class C	57,659	7,084
Shares issued in reinvestment of dividends – Class C	10	0
Shares redeemed – Class C	(3,811)	0

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS C	53,858	7,084

Shares sold – Institutional Class	1,660,760	682,095
Shares issued in reinvestment of dividends – Institutional Class	623	0
Shares redeemed – Institutional Class	(138,421)	(34,317)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	1,522,962	647,778

Shares sold – Class O	N/A	N/A
Shares issued in conversion – Class O	N/A	N/A
Shares issued in reinvestment of dividends – Class O	N/A	N/A
Shares redeemed – Class O	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS O	N/A	N/A

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$46,720	$(2,591)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	STOCK FUNDS

SPECIALIZED HEALTH SCIENCES		SPECIALIZED TECHNOLOGY
(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30, 2002

$29,843,974	$30,927,620	$38,803,179	$64,484,439

(217,322)	(545,419)	(357,437)	(1,260,507)
(2,102,242)	(6,616,046)	(3,817,066)	(13,312,455)
	(243,650)		281,040
	30,766		69,567

3,635,983	(1,076,602)	7,800,792	177,249
0	267	0

1,316,419	(8,450,684)	3,626,289	(14,045,106)

0	0	0	0
0	0	0	0
0	0	0	0
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

0	0	0	0
0	0	0	0
0	0	0	0
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

520,901	6,802,662	2,389,476	4,388,216
0	0	0
(2,409,867)	(3,458,295)	(3,319,965)	(9,003,084)
(1,888,966)	3,344,367	(930,489)	(4,614,958)

538,130	7,155,251	579,174	3,225,136
0	0	0
(2,076,654)	(3,490,347)	(2,748,997)	(8,834,007)

(1,538,524)	3,664,904	(2,169,823)	(5,608,871)

73,686	1,137,193	560,865	964,466
0	0	0
(303,586)	(779,426)	(681,170)	(2,376,791)

(229,900)	357,767	(120,305)	(1,412,325)

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

(2,340,971)	(1,083,646)	405,672	(25,681,260)

$27,503,003	$29,843,974	$39,208,851	38,803,179

64,765	686,830	915,426	1,199,132
0	0	0	0
(300,916)	(394,287)	(1,315,262)	(2,696,136)

(236,151)	292,543	(399,836)	(1,497,004)

68,383	727,189	213,848	895,285
0	0	0	0
(265,658)	(400,075)	(1,113,162)	(2,756,594)

(197,275)	327,114	(899,314)	(1,861,309)

9,126	116,862	211,912	272,619
0	0	0	0
(38,973)	(87,122)	(272,785)	(754,669)

(29,847)	29,740	(60,873)	(482,050)

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

$(217,322)	$—	(357,437)	—

STOCK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

DIVERSIFIED EQUITY

CLASS A
October 1, 2002 to March 31, 2003 (Unaudited)	$29.00	0.06	(8)	0.54	(0.11)	0.00
October 1, 2001 to September 30, 2002	$36.33	0.09		(6.85)	(0.15)	(0.42)
October 1, 2000 to September 30, 2001	$52.73	0.09		(11.70)	(0.17)	(4.62)
October 1, 1999 to September 30, 2000	$48.01	0.16		7.39	(0.16)	(2.67)
June 1, 1999 to September 30, 1999	$48.25	0.07		(0.31)	0.00	0.00
June 1, 1998 to May 31, 1999	$43.06	0.08		6.29	(0.20)	(0.98)
June 1, 1997 to May 31, 1998	$36.51	0.16		8.99	(0.27)	(2.33)

CLASS B
October 1, 2002 to March 31, 2003 (Unaudited)	$28.15	(0.05	)(8)	0.52	0.00	0.00
October 1, 2001 to September 30, 2002	$35.41	(0.20)		(6.64)	0.00	(0.42)
October 1, 2000 to September 30, 2001	$51.70	(0.17)		(11.50)	0.00	(4.62)
October 1, 1999 to September 30, 2000	$47.33	(0.18)		7.22	0.00	(2.67)
June 1, 1999 to September 30, 1999	$47.69	(0.04)		(0.32)	0.00	0.00
June 1, 1998 to May 31, 1999	$42.69	(0.11)		6.09	0.00	(0.98)
June 1, 1997 to May 31, 1998	$36.31	(0.06)		8.85	(0.08)	(2.33)

CLASS C
October 1, 2002 to March 31, 2003 (Unaudited)	$28.56	(0.05	)(8)	0.50	0.00	0.00
October 1, 2001 to September 30, 2002	$35.91	(0.20)		(6.73)	0.00	(0.42)
October 1, 2000 to September 30, 2001	$52.36	(0.16)		(11.67)	0.00	(4.62)
October 1, 1999 to September 30, 2000	$47.90	(0.07)		7.20	0.00	(2.67)
June 1, 1999 to September 30, 1999	$48.26	0.08		(0.44)	0.00	0.00
October 1, 1998(3) to May 31, 1999	$38.71	0.08		10.65	(0.20)	(0.98)

INSTITUTIONAL CLASS
October 1, 2002 to March 31, 2003 (Unaudited)	$29.04	0.10	(8)	0.54	(0.21)	0.00
October 1, 2001 to September 30, 2002	$36.38	0.18		(6.87)	(0.23)	(0.42)
October 1, 2000 to September 30, 2001	$52.72	0.15		(11.70)	(0.17)	(4.62)
October 1, 1999 to September 30, 2000	$48.00	0.18		7.37	(0.16)	(2.67)
June 1, 1999 to September 30, 1999	$48.25	0.04		(0.29)	0.00	0.00
June 1, 1998 to May 31, 1999	$43.06	0.22		6.15	(0.20)	(0.98)
June 1, 1997 to May 31, 1998	$36.50	0.22		8.94	(0.27)	(2.33)

DIVERSIFIED SMALL CAP

INSTITUTIONAL CLASS
October 1, 2002 to March 31, 2003 (Unaudited)	$8.70	(0.00)		(0.08)	0.00	(0.08)
October 1, 2001 to September 30, 2002	$9.18	(0.02	)(7)	(0.34)	0.00	(0.12)
October 1, 2000 to September 30, 2001	$11.18	0.01		(1.34)	(0.01)	(0.66)
October 1, 1999 to September 30, 2000	$9.02	0.00		2.16	0.00	0.00
June 1, 1999 to September 30, 1999	$8.99	(0.01)		0.04	0.00	0.00
June 1, 1998 to May 31, 1999	$10.52	0.00		(1.53)	0.00 (7)	0.00
December 31, 1997(3) to May 31, 1998	$10.00	0.00		0.52	0.00	0.00

EQUITY INCOME

CLASS A
October 1, 2002 to March 31, 2003 (Unaudited)	$28.74	0.24		0.38	(0.25)	(2.46)
October 1, 2001 to September 30, 2002	$37.23	0.44		(7.51)	(0.43)	(0.99)
October 1, 2000 to September 30, 2001	$41.28	0.36		(4.05)	(0.36)	0.00
October 1, 1999 to September 30, 2000	$44.20	0.44		0.10	(0.42)	(3.04)
June 1, 1999 to September 30, 1999	$46.36	0.17		(2.09)	(0.24)	0.00
June 1, 1998 to May 31, 1999	$41.19	0.51		5.45	(0.53)	(0.26)
June 1, 1997 to May 31, 1998	$33.16	0.52		8.77	(0.54)	(0.72)

CLASS B
October 1, 2002 to March 31, 2003 (Unaudited)	$28.72	0.14		0.38	(0.13)	(2.46)
October 1, 2001 to September 30, 2002	$37.18	0.16		(7.49)	(0.14)	(0.99)
October 1, 2000 to September 30, 2001	$41.22	0.05		(4.03)	(0.06)	0.00
October 1, 1999 to September 30, 2000	$44.17	0.11		0.11	(0.13)	(3.04)
June 1, 1999 to September 30, 1999	$46.27	0.05		(2.08)	(0.07)	0.00
June 1, 1998 to May 31, 1999	$41.12	0.19		5.45	(0.23)	(0.26)
June 1, 1997 to May 31, 1998	$33.09	0.24		8.75	(0.24)	(0.72)

FINANCIAL HIGHLIGHTS	STOCK FUNDS

Distributions In Excess of Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)					Total Return(2)	Portfolio Turnover Rate		Net Assets at End of Period (000’s Omitted)
		Net Investment Income (Loss)	Net Expenses		Gross Expenses(1)

0.00	$29.49	0.42%	1.25	%(4)	1.50	%(4)	2.03%	18	%(6)	$57,016
0.00	$29.00	0.22%	1.25	%(4)	1.58	%(4)	(19.04)%	30	%(6)	$57,876
0.00	$36.33	0.23%	1.15	%(4)	1.61	%(4)	(24.07)%	34	%(6)	$74,038
0.00	$52.73	0.31%	1.00	%(4)	1.51	%(4)	15.99%	38	%(6)	$95,646
0.00	$48.01	0.45%	1.00	%(4)	1.20	%(4)	(0.50)%	13	%(6)	$70,624
0.00	$48.25	0.47%	1.00	%(4)	1.22	%(4)	15.08%	35	%(6)	$69,768
0.00	$43.06	0.60%	1.00	%(4)	1.20	%(4)	26.08%	23	%(6)	$56,350

0.00	$28.62	(0.33)%	2.00	%(4)	2.28	%(4)	1.67%	18	%(6)	$82,059
0.00	$28.15	(0.53)%	2.00	%(4)	2.39	%(4)	(19.64)%	30	%(6)	$85,035
0.00	$35.41	(0.52)%	1.90	%(4)	2.41	%(4)	(24.65)%	34	%(6)	$111,956
0.00	$51.70	(0.44)%	1.75	%(4)	2.28	%(4)	15.10%	38	%(6)	$143,472
0.00	$47.33	(0.30)%	1.75	%(4)	2.20	%(4)	(0.75)%	13	%(6)	$113,874
0.00	$47.69	(0.28)%	1.75	%(4)	2.22	%(4)	14.24%	35	%(6)	$111,106
0.00	$42.69	(0.15)%	1.75	%(4)	2.19	%(4)	25.13%	23	%(6)	$81,548

0.00	$29.01	(0.32)%	2.00	%(4)	2.26	%(4)	1.58%	18	%(6)	$7,000
0.00	$28.56	(0.52)%	2.00	%(4)	2.13	%(4)	(19.62)%	30	%(6)	$6,730
0.00	$35.91	(0.52)%	1.90	%(4)	2.01	%(4)	(24.64)%	34	%(6)	$7,693
0.00	$52.36	(0.40)%	1.75	%(4)	2.95	%(4)	15.11%	38	%(6)	$8,526
0.00	$47.90	(0.28)%	1.75	%(4)	2.63	%(4)	(0.75)%	13	%(6)	$2,018
0.00	$48.26	(0.28)%	1.75	%(4)	5.15	%(4)	28.02%	35	%(6)	$542

0.00	$29.47	0.67%	1.00	%(4)	1.13	%(4)	2.16%	18	%(6)	$976,535
0.00	$29.04	0.47%	1.00	%(4)	1.14	%(4)	(18.86)%	30	%(6)	$1,014,998
0.00	$36.38	0.38%	1.00	%(4)	1.07	%(4)	(23.95)%	34	%(6)	$1,398,810
0.00	$52.72	0.31%	1.00	%(4)	1.10	%(4)	15.99%	38	%(6)	$1,938,206
0.00	$48.00	0.44%	1.00	%(4)	1.18	%(4)	(0.52)%	13	%(6)	$1,902,474
0.00	$48.25	0.47%	1.00	%(4)	1.17	%(4)	15.08%	35	%(6)	$1,629,191
0.00	$43.06	0.60%	1.00	%(4)	1.13	%(4)	26.12%	23	%(6)	$1,520,343

0.00	$8.54	(0.06)%	1.20	%(4)	1.30	%(4)	(1.05)%	31	%(6)	$199,157
0.00	$8.70	(0.24)%	1.20	%(4)	1.38	%(4)	(4.17)%	93	%(6)	$192,987
0.00	$9.18	0.13%	1.20	%(4)	1.28	%(4)	(12.52)%	113	%(6)	$138,795
0.00	$11.18	0.05%	1.20	%(4)	1.39	%(4)	23.95%	121	%(6)	$115,700
0.00	$9.02	(0.18)%	1.20	%(4)	1.59	%(4)	0.33%	39	%(6)	$67,459
0.00	$8.99	(0.05)%	1.20	%(4)	1.65	%(4)	(14.54)%	112	%(6)	$60,261
0.00	$10.52	0.25%	1.21	%(4)	2.65	%(4)	5.20%	93	%(6)	$12,551

0.00	$26.65	1.67%	1.10	%(4)	1.32	%(4)	1.51%	8	%(5)	$120,455
0.00	$28.74	1.19%	1.10	%(4)	1.36	%(4)	(19.84)%	12	%(5)	$124,015
0.00	$37.23	0.86%	1.10	%(4)	1.51	%(4)	(8.97)%	3	%(5)	$165,304
0.00	$41.28	1.07%	1.10	%(4)	1.28	%(4)	1.17%	9	%(5)	$196,314
0.00	$44.20	1.12%	0.85	%(4)	0.90	%(4)	(4.16)%	5	%(5)	$109,081
0.00	$46.36	1.23%	0.85	%(4)	0.93	%(4)	14.74%	3	%(5)	$105,162
0.00	$41.19	1.44%	0.85	%(4)	0.91	%(4)	28.64%	3	%(5)	$75,144

0.00	$26.64	0.91%	1.85	%(4)	2.13	%(4)	1.13%	8	%(5)	$77,540
0.00	$28.72	0.43%	1.85	%(4)	2.18	%(4)	(20.43)%	12	%(5)	$91,889
0.00	$37.18	0.12%	1.85	%(4)	2.20	%(4)	(9.67)%	3	%(5)	$134,403
0.00	$41.22	0.28%	1.85	%(4)	2.03	%(4)	0.41%	9	%(5)	$152,682
0.00	$44.17	0.37%	1.60	%(4)	1.90	%(4)	(4.40)%	5	%(5)	$118,792
0.00	$46.27	0.48%	1.60	%(4)	1.94	%(4)	13.90%	3	%(5)	$106,688
0.00	$41.12	0.69%	1.60	%(4)	1.91	%(4)	27.67%	3	%(5)	$67,385

STOCK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

CLASS C
October 1, 2002 to March 31, 2003 (Unaudited)	$29.52	0.13	0.39	(0.14)	(2.46)
October 1, 2001 to September 30, 2002	$38.18	0.18	(7.70)	(0.15)	(0.99)
October 1, 2000 to September 30, 2001	$42.32	0.05	(4.14)	(0.05)	0.00
October 1, 1999 to September 30, 2000	$45.30	0.19	0.03	(0.16)	(3.04)
June 1, 1999 to September 30, 1999	$47.49	0.08	(2.17)	(0.10)	0.00
October 1, 1998(3) to May 31, 1999	$37.26	0.47	10.39	(0.48)	(0.15)

INSTITUTIONAL CLASS
October 1, 2002 to March 31, 2003 (Unaudited)	$28.72	0.28	0.38	(0.30)	(2.46)
October 1, 2001 to September 30, 2002	$37.21	0.54	(7.51)	(0.53)	(0.99)
October 1, 2000 to September 30, 2001	$41.27	0.46	(4.05)	(0.47)	0.00
October 1, 1999 to September 30, 2000	$44.19	0.52	0.12	(0.52)	(3.04)
June 1, 1999 to September 30, 1999	$46.35	0.18	(2.10)	(0.24)	0.00
June 1, 1998 to May 31, 1999	$41.18	0.51	5.45	(0.53)	(0.26)
June 1, 1997 to May 31, 1998	$33.16	0.52	8.76	(0.54)	(0.72)

EQUITY INDEX

CLASS A
October 1, 2002 to March 31, 2003 (Unaudited)	$38.09	0.24	1.62	(0.52)	(1.70)
October 1, 2001 to September 30, 2002	$54.20	0.41	(9.85)	(0.43)	(6.24)
October 1, 2000 to September 30, 2001	$84.54	0.43	(21.00)	(0.35)	(9.42)
October 1, 1999 to September 30, 2000	$78.14	0.33	9.36	(0.10)	(3.19)
October 1, 1998 to September 30, 1999	$64.93	0.53	16.54	(0.53)	(3.33)
April 1, 1998 to September 30, 1998	$70.32	0.33	(5.39)	(0.33)	0.00

CLASS B
October 1, 2002 to March 31, 2003 (Unaudited)	$37.80	0.10	1.58	(0.12)	(1.67)
October 1, 2001 to September 30, 2002	$53.78	0.06	(9.84)	(0.02)	(6.18)
October 1, 2000 to September 30, 2001	$84.06	(0.02)	(20.91)	0.00	(9.35)
October 1, 1999 to September 30, 2000	$78.19	(0.16)	9.22	0.00	(3.19)
October 1, 1998 to September 30, 1999	$65.03	(0.03)	16.52	0.00	(3.33)
April 1, 1998 to September 30, 1998	$70.41	0.04	(5.38)	(0.04)	0.00

EQUITY VALUE

CLASS A
October 1, 2002 to March 31, 2003 (Unaudited)	$6.76	0.06 (8)	0.16	(0.12)	0.00
October 1, 2001 to September 30, 2002	$9.79	0.07	(2.02)	0.00	(1.08)
October 1, 2000 to September 30, 2001	$13.52	0.03	(1.93)	0.00	(1.83)
October 1, 1999 to September 30, 2000	$14.25	0.05	1.52	(0.03)	(2.27)
October 1, 1998 to September 30, 1999	$14.93	0.14	0.58	(0.14)	(1.26)
April 1, 1998 to September 30, 1998	$18.15	0.09	(3.22)	(0.09)	0.00

CLASS B
October 1, 2002 to March 31, 2003 (Unaudited)	$5.42	0.03 (8)	0.14	(0.03)	0.00
October 1, 2001 to September 30, 2002	$7.92	(0.01)	(1.62)	0.00	(0.87)
October 1, 2000 to September 30, 2001	$11.02	(0.05)	(1.56)	0.00	(1.49)
October 1, 1999 to September 30, 2000	$11.68	(0.03)	1.23	0.00	(1.86)
October 1, 1998 to September 30, 1999	$12.23	0.02	0.48	(0.02)	(1.03)
April 1, 1998 to September 30, 1998	$14.86	0.02	(2.63)	(0.02)	0.00

CLASS C
October 1, 2002 to March 31, 2003 (Unaudited)	$5.42	0.03 (8)	0.13	(0.03)	0.00
October 1, 2001 to September 30, 2002	$7.92	(0.01)	(1.62)	0.00	(0.87)
October 1, 2000 to September 30, 2001	$11.01	(0.02)	(1.58)	0.00	(1.49)
October 1, 1999 to September 30, 2000	$11.68	(0.04)	1.23	0.00	(1.86)
October 1, 1998 to September 30, 1999	$12.23	0.02	0.48	(0.02)	(1.04)
April 1, 1998(3) to September 30, 1998	$14.86	0.02	(2.63)	(0.02)	0.00

INSTITUTIONAL CLASS
October 1, 2002 to March 31, 2003 (Unaudited)	$6.77	0.07 (8)	0.17	(0.16)	0.00
October 1, 2001 to September 30, 2002	$9.80	0.08	(2.02)	(0.01)	(1.08)
October 1, 2000 to September 30, 2001	$13.51	0.04	(1.92)	0.00	(1.83)
October 1, 1999 to September 30, 2000	$14.25	0.07	1.50	(0.04)	(2.27)
October 1, 1998 to September 30, 1999	$14.92	0.15	0.59	(0.15)	(1.26)
April 1, 1998 to September 30, 1998	$18.15	0.10	(3.23)	(0.10)	0.00

FINANCIAL HIGHLIGHTS	STOCK FUNDS

Distributions In Excess of Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)					Total Return(2)	Portfolio Turnover Rate		Net Assets at End of Period (000’s Omitted)
		Net Investment Income (Loss)	Net Expenses		Gross Expenses(1)

0.00	$27.44	0.93%	1.85	%(4)	2.07	%(4)	1.15%	8	%(5)	$7,875
0.00	$29.52	0.46%	1.85	%(4)	2.12	%(4)	(20.41)%	12	%(5)	$7,415
0.00	$38.18	0.14%	1.85	%(4)	2.02	%(4)	(9.66)%	3	%(5)	$7,508
0.00	$42.32	0.29%	1.85	%(4)	1.96	%(4)	0.41%	9	%(5)	$7,115
0.00	$45.30	0.42%	1.60	%(4)	2.37	%(4)	(4.41)%	5	%(5)	$2,124
0.00	$47.49	0.48%	1.60	%(4)	4.37	%(4)	28.55%	3	%(5)	$1,106

0.00	$26.62	1.91%	0.85	%(4)	0.92	%(4)	1.65%	8	%(5)	$804,304
0.00	$28.72	1.44%	0.85	%(4)	0.91	%(4)	(19.64)%	12	%(5)	$902,521
0.00	$37.21	1.11%	0.85	%(4)	0.85	%(4)	(8.75)%	3	%(5)	$1,163,331
0.00	$41.27	1.21%	0.85	%(4)	0.87	%(4)	1.39%	9	%(5)	$1,403,624
0.00	$44.19	1.11%	0.85	%(4)	0.88	%(4)	(4.16)%	5	%(5)	$1,471,410
0.00	$46.35	1.23%	0.85	%(4)	0.89	%(4)	14.75%	3	%(5)	$1,519,541
0.00	$41.18	1.43%	0.85	%(4)	0.86	%(4)	28.61%	3	%(5)	$1,214,385

0.00	$37.74	1.22%	0.67%		1.00%		4.70%	3%		$271,217
0.00	$38.09	0.86%	0.67%		0.99%		(20.99)%	4%		$271,640
0.00	$54.20	0.67%	0.67%		0.88%		(27.03)%	4%		$382,462
0.00	$84.54	0.54%	0.71%		0.85%		12.43%	8%		$596,083
0.00	$78.14	0.68%	0.71%		0.80%		26.82%	6%		$611,111
0.00	$64.93	0.94%	0.71%		0.77%		(7.22)%	6%		$518,778

0.00	$37.69	0.48%	1.41%		1.89%		4.33%	3%		$49,514
0.00	$37.80	0.11%	1.41%		1.97%		(21.60)%	4%		$50,635
0.00	$53.78	(0.07)%	1.41%		1.63%		(27.57)%	4%		$71,450
0.00	$84.06	(0.21)%	1.46%		1.72%		11.58%	8%		$96,378
0.00	$78.19	(0.06)%	1.45%		1.61%		25.86%	6%		$66,931
0.00	$65.03	0.14%	1.45%		1.58%		(7.59)%	6%		$17,499

0.00	$6.86	1.69%	1.10%		1.89%		3.15%	16%		$11,870
0.00	$6.76	0.66%	1.16%		1.89%		(23.51)%	153%		$12,410
0.00	$9.79	0.23%	1.18%		1.70%		(16.07)%	103%		$18,430
0.00	$13.52	0.32%	1.18%		1.54%		12.12%	117%		$24,605
0.00	$14.25	0.85%	1.17%		1.26%		4.34%	72%		$31,764
0.00	$14.93	1.06%	1.09%		1.09%		(17.27)%	23%		$43,679

0.00	$5.56	0.94%	1.85%		2.70%		3.04%	16%		$19,753
0.00	$5.42	(0.08%)	1.91%		2.74%		(24.19)%	153%		$21,963
0.00	$7.92	(0.52)%	1.93%		2.42%		(16.70)%	103%		$34,704
0.00	$11.02	(0.42)%	1.93%		2.34%		11.28%	117%		$45,636
0.00	$11.68	0.18%	1.83%		2.02%		3.68%	72%		$58,490
0.00	$12.23	0.36%	1.81%		1.81%		(17.54)%	23%		$73,343

0.00	$5.55	0.93%	1.85%		2.49%		2.93%	16%		$596
0.00	$5.42	(0.06%)	1.91%		2.73%		(24.19)%	153%		$558
0.00	$7.92	(0.51)%	1.93%		2.70%		(16.62)%	103%		$700
0.00	$11.01	(0.40)%	1.93%		2.22%		11.18%	117%		$560
0.00	$11.67	0.18%	1.83%		2.32%		3.69%	72%		$873
0.00	$12.23	0.41%	1.83%		2.84%		(17.57)%	23%		$1,239

0.00	$6.85	1.94%	0.85%		1.27%		3.34%	16%		$25,551
0.00	$6.77	0.88%	0.96%		1.18%		(23.37)%	153%		$29,832
0.00	$9.80	0.42%	1.00%		1.02%		(15.92)%	103%		$51,002
0.00	$13.51	0.51%	1.00%		1.05%		12.18%	117%		$69,880
0.00	$14.25	0.96%	1.06%		1.08%		4.51%	72%		$123,197
0.00	$14.92	1.17%	0.97%		0.97%		(17.26)%	23%		$166,616

STOCK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

GROWTH

CLASS A
October 1, 2002 to March 31, 2003 (Unaudited)	$9.39	(0.02	)(8)	0.10	0.00	0.00
October 1, 2001 to September 30, 2002	$11.66	(0.02)		(2.25)	0.00	0.00
October 1, 2000 to September 30, 2001	$22.82	(0.02)		(7.01)	0.00	(4.13)
October 1, 1999 to September 30, 2000	$22.85	(0.05)		3.07	0.00	(3.05)
October 1, 1998 to September 30, 1999	$20.48	0.01		5.65	(0.01)	(3.28)
April 1, 1998 to September 30, 1998	$22.09	0.05		(1.61)	(0.05)	0.00

CLASS B
October 1, 2002 to March 31, 2003 (Unaudited)	$6.47	(0.04	)(8)	0.07	0.00	0.00
October 1, 2001 to September 30, 2002	$8.10	(0.07)		(1.56)	0.00	0.00
October 1, 2000 to September 30, 2001	$15.96	(0.09)		(4.88)	0.00	(2.89)
October 1, 1999 to September 30, 2000	$16.11	(0.14)		2.14	0.00	(2.15)
October 1, 1998 to September 30, 1999	$14.53	(0.09)		4.00	0.00	(2.33)
April 1, 1998 to September 30, 1998	$15.70	(0.02)		(1.15)	0.00	0.00

INSTITUTIONAL CLASS
October 1, 2002 to March 31, 2003 (Unaudited)	$11.05	(0.02	)(8)	0.12	0.00	0.00
October 1, 2001 to September 30, 2002	$13.71	0.00		(2.66)	0.00	0.00
October 1, 2000 to September 30, 2001	$26.80	(0.06)		(8.18)	0.00	(4.85)
October 1, 1999 to September 30, 2000	$26.80	(0.02)		3.59	0.00	(3.57)
October 1, 1998 to September 30, 1999	$24.01	0.03		6.64	(0.03)	(3.85)
April 1, 1998 to September 30, 1998	$25.91	0.07		(1.90)	(0.07)	0.00

GROWTH EQUITY

CLASS A
October 1, 2002 to March 31, 2003 (Unaudited)	$19.50	(0.04)		0.19	0.00	0.00
October 1, 2001 to September 30, 2002	$23.87	(0.10)		(3.34)	(0.01)	(0.92)
October 1, 2000 to September 30, 2001	$39.89	(0.07)		(9.86)	0.00	(6.09)
October 1, 1999 to September 30, 2000	$36.83	(0.21)		8.90	0.00	(5.63)
June 1, 1999 to September 30, 1999	$36.17	(0.01)		0.67	0.00	0.00
June 1, 1998 to May 31, 1999	$35.73	(0.02)		2.56	(0.03)	(2.07)
June 1, 1997 to May 31, 1998	$32.49	(0.06)		6.88	(0.04)	(3.54)

CLASS B
October 1, 2002 to March 31, 2003 (Unaudited)	$18.37	(0.04)		0.10	0.00	0.00
October 1, 2001 to September 30, 2002	$22.69	(0.31)		(3.09)	0.00	(0.92)
October 1, 2000 to September 30, 2001	$38.48	(0.19)		(9.51)	0.00	(6.09)
October 1, 1999 to September 30, 2000	$35.93	(0.35)		8.53	0.00	(5.63)
June 1, 1999 to September 30, 1999	$35.39	(0.10)		0.64	0.00	0.00
June 1, 1998 to May 31, 1999	$35.23	(0.25)		2.48	0.00	(2.07)
June 1, 1997 to May 31, 1998	$32.28	(0.23)		6.72	0.00	(3.54)

CLASS C
October 1, 2002 to March 31, 2003 (Unaudited)	$19.04	(0.21)		0.29	0.00	0.00
October 1, 2001 to September 30, 2002	$23.49	(0.25)		(3.28)	0.00	(0.92)
October 1, 2000 to September 30, 2001	$39.61	(0.22)		(9.81)	0.00	(6.09)
October 1, 1999 to September 30, 2000	$36.84	(0.15)		8.55	0.00	(5.63)
June 1, 1999 to September 30, 1999	$36.29	0.02		0.53	0.00	0.00
October 1, 1998(3) to May 31, 1999	$30.66	(0.13)		7.86	(0.03)	(2.07)

INSTITUTIONAL CLASS
October 1, 2002 to March 31, 2003 (Unaudited)	$19.61	(0.02)		0.19	(0.01)	0.00
October 1, 2001 to September 30, 2002	$24.00	(0.05)		(3.35)	(0.07)	(0.92)
October 1, 2000 to September 30, 2001	$39.98	(0.02)		(9.87)	0.00	(6.09)
October 1, 1999 to September 30, 2000	$36.82	(0.09)		8.88	0.00	(5.63)
June 1, 1999 to September 30, 1999	$36.17	0.01		0.64	0.00	0.00
June 1, 1998 to May 31, 1999	$35.72	(0.03)		2.58	(0.03)	(2.07)
June 1, 1997 to May 31, 1998	$32.48	(0.04)		6.86	(0.04)	(3.54)

FINANCIAL HIGHLIGHTS	STOCK FUNDS

Distributions In Excess of Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)					Total Return(2)	Portfolio Turnover Rate		Net Assets at End of Period (000’s Omitted)
		Net Investment Income (Loss)	Net Expenses		Gross Expenses(1)

0.00	$9.47	(0.50)%	1.14%		1.65%		0.85%	30%		$116,642
0.00	$9.39	(0.17)%	1.12%		1.70%		(19.47)%	88%		$120,777
0.00	$11.66	(0.12)%	1.12%		1.53%		(36.26)%	80%		$174,828
0.00	$22.82	(0.22)%	1.12%		1.42%		14.40%	51%		$311,038
0.00	$22.85	0.05%	1.10%		1.13%		29.54%	38%		$315,134
0.00	$20.48	0.42%	1.08%		1.08%		(7.08)%	18%		$305,309

0.00	$6.50	(1.24)%	1.88%		2.67%		0.46%	30%		$14,720
0.00	$6.47	(0.91)%	1.87%		2.69%		(20.12)%	88%		$19,918
0.00	$8.10	(0.87)%	1.87%		2.23%		(36.69)%	80%		$36,453
0.00	$15.96	(0.96)%	1.87%		2.22%		13.48%	51%		$69,433
0.00	$16.11	(0.64)%	1.79%		1.86%		28.68%	38%		$60,909
0.00	$14.53	(0.29)%	1.79%		1.79%		(7.45)%	18%		$48,772

0.00	$11.15	(0.36)%	1.00%		1.08%		0.90%	30%		$45,353
0.00	$11.05	(0.02)%	1.00%		1.00%		(19.40)%	88%		$67,930
0.00	$13.71	0.06%	1.00%		1.03%		(36.19)%	80%		$156,641
0.00	$26.80	(0.05)%	1.00%		1.02%		14.55%	51%		$52,561
0.00	$26.80	0.15%	1.00%		1.02%		29.69%	38%		$17,588
0.00	$24.01	0.48%	1.02%		1.04%		(7.10)%	18%		$14,355

0.00	$19.65	(0.47)%	1.50	%(4)	1.77	%(4)	0.77%	29	%(6)	$10,837
0.00	$19.50	(0.43)%	1.47	%(4)	1.88	%(4)	(15.46)%	40	%(6)	$11,210
0.00	$23.87	(0.31)%	1.50	%(4)	1.93	%(4)	(28.93)%	75	%(6)	$12,473
0.00	$39.89	(0.48)%	1.50	%(4)	1.72	%(4)	25.01%	78	%(6)	$17,726
0.00	$36.83	(0.01)%	1.25	%(4)	1.45	%(4)	1.82%	22	%(6)	$23,750
0.00	$36.17	(0.08)%	1.25	%(4)	1.44	%(4)	7.57%	73	%(6)	$17,335
0.00	$35.73	(0.11)%	1.25	%(4)	1.42	%(4)	22.55%	47	%(6)	$21,567

0.00	$18.43	(1.22)%	2.25	%(4)	2.53	%(4)	0.33%	29	%(6)	$12,787
0.00	$18.37	(1.18)%	2.22	%(4)	2.63	%(4)	(16.09)%	40	%(6)	$13,670
0.00	$22.69	(1.06)%	2.25	%(4)	2.65	%(4)	(29.46)%	75	%(6)	$17,319
0.00	$38.48	(1.20)%	2.25	%(4)	2.58	%(4)	24.11%	78	%(6)	$25,124
0.00	$35.93	(0.76)%	2.00	%(4)	2.45	%(4)	1.53%	22	%(6)	$19,211
0.00	$35.39	(0.83)%	2.00	%(4)	2.45	%(4)	6.78%	73	%(6)	$18,976
0.00	$35.23	(0.85)%	2.00	%(4)	2.45	%(4)	21.63%	47	%(6)	$16,615

0.00	$19.11	(1.20)%	2.25	%(4)	2.73	%(4)	0.37%	29	%(6)	$2,149
0.00	$19.04	(1.17)%	2.22	%(4)	2.74	%(4)	(16.10)%	40	%(6)	$1,721
0.00	$23.49	(1.06)%	2.25	%(4)	2.32	%(4)	(29.46)%	75	%(6)	$1,799
0.00	$39.61	(1.16)%	2.25	%(4)	2.75	%(4)	24.11%	78	%(6)	$2,240
0.00	$36.84	(0.87)%	2.00	%(4)	6.22	%(4)	1.52%	22	%(6)	$320
0.00	$36.29	(0.87)%	2.01	%(4)	21.40	%(4)	25.73%	73	%(6)	$60

0.00	$19.77	(0.22)%	1.25	%(4)	1.39	%(4)	0.86%	29	%(6)	$354,626
0.00	$19.61	(0.19)%	1.22	%(4)	1.41	%(4)	(15.25)%	40	%(6)	$363,946
0.00	$24.00	(0.06)%	1.25	%(4)	1.29	%(4)	(28.74)%	75	%(6)	$476,031
0.00	$39.98	(0.23)%	1.25	%(4)	1.34	%(4)	25.32%	78	%(6)	$751,174
0.00	$36.82	0.05%	1.25	%(4)	1.40	%(4)	1.80%	22	%(6)	$644,215
0.00	$36.17	(0.08)%	1.25	%(4)	1.38	%(4)	7.60%	73	%(6)	$920,586
0.00	$35.72	(0.11)%	1.25	%(4)	1.35	%(4)	22.52%	47	%(6)	$1,033,251

STOCK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

INDEX FUND

INSTITUTIONAL CLASS
October 1, 2002 to March 31, 2003 (Unaudited)	$32.98	0.30		1.35	(0.55)	0.00
October 1, 2001 to September 30, 2002	$42.00	0.51		(8.99)	(0.54)	0.00
October 1, 2000 to September 30, 2001	$59.73	0.54		(15.94)	(0.60)	(1.73)
October 1, 1999 to September 30, 2000	$53.67	0.59		6.42	(0.26)	(0.69)
June 1, 1999 to September 30, 1999	$54.83	0.24		(0.77)	(0.36)	(0.27)
June 1, 1998 to May 31, 1999	$46.36	0.57		8.87	(0.57)	(0.40)
June 1, 1997 to May 31, 1998	$39.49	0.58		10.74	(0.65)	(3.80)

INTERNATIONAL EQUITY

CLASS A
October 1, 2002 to March 31, 2003 (Unaudited)	$8.46	(0.00	)(8)	(0.45)	0.00	0.00
October 1, 2001 to September 30, 2002	$10.50	(0.01)		(2.03)	0.00	0.00
October 1, 2000 to September 30, 2001	$15.24	0.01		(4.44)	0.00	(0.31)
October 1, 1999 to September 30, 2000	$12.70	0.11		2.64	(0.13)	(0.08)
October 1, 1998 to September 30, 1999	$9.36	(0.02)		3.36	0.00	0.00
April 1, 1998 to September 30, 1998	$11.05	0.00		(1.69)	0.00	0.00

CLASS B
October 1, 2002 to March 31, 2003 (Unaudited)	$8.19	(0.04	)(8)	(0.41)	0.00	0.00
October 1, 2001 to September 30, 2002	$10.25	(0.09)		(1.97)	0.00	0.00
October 1, 2000 to September 30, 2001	$14.99	(0.11)		(4.32)	0.00	(0.31)
October 1, 1999 to September 30, 2000	$12.54	0.06		2.54	(0.07)	(0.08)
October 1, 1998 to September 30, 1999	$9.30	(0.10)		3.34	0.00	0.00
April 1, 1998 to September 30, 1998	$11.01	(0.03)		(1.68)	0.00	0.00

CLASS C
October 1, 2002 to March 31, 2003 (Unaudited)	$8.18	(0.04	)(8)	(0.41)	0.00	0.00
October 1, 2001 to September 30, 2002	$10.24	(0.09)		(1.97)	0.00	0.00
October 1, 2000 to September 30, 2001	$14.98	(0.07)		(4.36)	0.00	(0.31)
October 1, 1999 to September 30, 2000	$12.54	0.07		2.54	(0.09)	(0.08)
October 1, 1998 to September 30, 1999	$9.30	(0.04)		3.28	0.00	0.00
April 1 ,1998(3) to September 30, 1998	$11.01	(0.03)		(1.68)	0.00	0.00

INSTITUTIONAL CLASS
October 1, 2002 to March 31, 2003 (Unaudited)	$8.46	0.00	(8)	(0.45)	(0.01)	0.00
October 1, 2001 to September 30, 2002	$10.47	0.02		(2.03)	0.00	0.00
October 1, 2000 to September 30, 2001	$15.17	0.01		(4.40)	0.00	(0.31)
November 8, 1999(3) to September 30, 2000	$13.61	0.12		1.66	(0.14)	(0.08)

LARGE CAP APPRECIATION

CLASS A
October 1, 2002 to March 31, 2003 (Unaudited)	$7.53	(0.00)		0.15	0.00	0.00
October 1, 2001 to September 30, 2002	$9.53	(0.01)		(1.99)	0.00	0.00
August 31, 2001(3) to September 30, 2001	$10.00	0.00		(0.47)	0.00	0.00

CLASS B
October 1, 2002 to March 31, 2003 (Unaudited)	$7.47	(0.03)		0.15	0.00	0.00
October 1, 2001 to September 30, 2002	$9.52	(0.07)		(1.98)	0.00	0.00
August 31, 2001(3) to September 30, 2001	$10.00	0.00		(0.48)	0.00	0.00

CLASS C
October 1, 2002 to March 31, 2003 (Unaudited)	$7.47	(0.01)		0.13	0.00	0.00
October 1, 2001 to September 30, 2002	$9.53	(0.05)		(2.01)	0.00	0.00
August 31, 2001(3) to September 30, 2001	$10.00	0.00		(0.47)	0.00	0.00

INSTITUTIONAL CLASS
October 1, 2002 to March 31, 2003 (Unaudited)	$7.55	0.00		0.16	0.00	0.00
October 1, 2001 to September 30, 2002	$9.53	0.00		(1.98)	0.00	0.00
August 31, 2001(3) to September 30, 2001	$10.00	0.01		(0.48)	0.00	0.00

FINANCIAL HIGHLIGHTS	STOCK FUNDS

Distributions In Excess of Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)					Total Return(2)	Portfolio Turnover Rate		Net Assets at End of Period (000’s Omitted)
		Net Investment Income (Loss)	Net Expenses		Gross Expenses(1)

0.00	$34.09	1.63%	0.25	%(4)	0.41	%(4)	5.00%	3	%(5)	$651,974
0.00	$32.98	1.28%	0.25	%(4)	0.39	%(4)	(20.54)%	4	%(5)	$596,168
0.00	$42.00	1.11%	0.25	%(4)	0.30	%(4)	(26.63)%	2	%(5)	$733,380
0.00	$59.73	1.02%	0.25	%(4)	0.33	%(4)	13.06%	8	%(5)	$982,975
0.00	$53.67	1.17%	0.25	%(4)	0.55	%(4)	(1.00)%	11	%(5)	$813,861
0.00	$54.83	1.28%	0.25	%(4)	0.55	%(4)	20.57%	4	%(5)	$1,154,289
0.00	$46.36	1.53%	0.25	%(4)	0.58	%(4)	30.32%	7	%(5)	$784,205

0.00	$8.01	(0.09)%	1.50%		1.88%		(5.32)%	33%		$20,873
0.00	$8.46	(0.08)%	1.72%		1.96%		(19.43)%	52%		$22,806
0.00	$10.50	0.05%	1.75%		1.81%		(29.59)%	36%		$30,727
0.00	$15.24	(0.31)%	1.75%		2.00%		21.65%	26%		$43,659
0.00	$12.70	(0.17)%	1.75%		2.10%		35.68%	41%		$35,779
0.00	$9.36	0.10%	1.75%		2.06%		(15.29)%	21%		$23,857

0.00	$7.74	(0.97)%	2.25%		2.94%		(5.49)%	33%		$24,653
0.00	$8.19	(0.83)%	2.47%		3.06%		(20.10)%	52%		$29,107
0.00	$10.25	(0.72)%	2.50%		2.70%		(30.12)%	36%		$41,122
0.00	$14.99	(1.01)%	2.50%		2.95%		20.65%	26%		$63,019
0.00	$12.54	(0.81)%	2.40%		2.79%		34.84%	41%		$37,911
0.00	$9.30	(0.56)%	2.40%		2.70%		(15.53)%	21%		$30,070

0.00	$7.73	(0.98)%	2.25%		2.82%		(5.50)%	33%		$2,065
0.00	$8.18	(0.78)%	2.47%		2.96%		(20.12)%	52%		$2,167
0.00	$10.24	(0.69)%	2.50%		2.50%		(30.14)%	36%		$2,704
0.00	$14.98	(0.86)%	2.50%		3.02%		20.72%	26%		$2,857
0.00	$12.54	(0.78)%	2.37%		2.72%		34.84%	41%		$673
0.00	$9.30	(1.15)%	2.40%		2.66%		(15.53)%	21%		$297

0.00	$8.01	0.04%	1.25%		1.39%		(5.19)%	33%		$363,077
0.00	$8.46	0.31%	1.44%		1.46%		(19.20)%	52%		$372,380
0.00	$10.47	0.31%	1.50%		1.53%		(29.47)%	1%		$108,796
0.00	$15.17	0.32%	1.50%		1.92%		13.01%	26%		$122,397

0.00	$7.68	(0.15)%	1.22	%(4)	4.54	%(4)	1.99%	71	%(5)	$889
0.00	$7.53	(0.15)%	1.20	%(4)	6.48	%(4)	(20.99)%	123	%(5)	$898
0.00	$9.53	1.17%	0.95	%(4)	1.24	%(4)	(4.70)%	10	%(5)	$41

0.00	$7.59	(0.91)%	1.97	%(4)	5.04	%(4)	1.61%	71	%(5)	$1,116
0.00	$7.47	(0.90)%	1.95	%(4)	8.45	%(4)	(21.53)%	123	%(5)	$1,041
0.00	$9.52	(0.24)%	1.78	%(4)	1.78	%(4)	(4.80)%	10	%(5)	$91

0.00	$7.59	(0.90)%	1.97	%(4)	5.18	%(4)	1.61%	71	%(5)	$303
0.00	$7.47	(0.93)%	1.95	%(4)	8.37	%(4)	(21.62)%	123	%(5)	$200
0.00	$9.53	0.00%	1.83	%(4)	1.83	%(4)	(4.70)%	10	%(5)	$26

0.00	$7.71	(0.11)%	0.97	%(4)	3.29	%(4)	2.12%	71	%(5)	$11,554
0.00	$7.55	0.05%	0.95	%(4)	5.81	%(4)	(20.78)%	123	%(5)	$4,155
0.00	$9.53	1.00%	0.86	%(4)	0.86	%(4)	(4.70)%	10	%(5)	$10

STOCK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

LARGE COMPANY GROWTH

CLASS A
October 1, 2002 to March 31, 2003 (Unaudited)	$34.52	(0.14)	2.12	0.00	0.00
October 1, 2001 to September 30, 2002	$44.57	(0.34)	(9.71)	0.00	0.00
October 1, 2000 to September 30, 2001	$75.03	(0.37)	(29.21)	0.00	(0.84)
October 1, 1999 to September 30, 2000	$57.96	(0.49)	19.16	0.00	(1.60)
June 1, 1999 to September 30, 1999	$58.09	(0.12)	(0.01)	0.00	0.00
October 1, 1998(3) to May 31, 1999	$38.48	(0.16)	20.82	0.00	(1.05)

CLASS B
October 1, 2002 to March 31, 2003 (Unaudited)	$31.72	(0.30)	2.01	0.00	0.00
October 1, 2001 to September 30, 2002	$41.18	(0.69)	(8.77)	0.00	0.00
October 1, 2000 to September 30, 2001	$69.77	(0.62)	(27.09)	0.00	(0.84)
October 1, 1999 to September 30, 2000	$54.29	(0.72)	17.80	0.00	(1.60)
June 1, 1999 to September 30, 1999	$54.50	(0.19)	(0.02)	0.00	0.00
October 1, 1998(3) to May 31, 1999	$39.80	(0.17)	15.92	0.00	(1.05)

CLASS C
October 1, 2002 to March 31, 2003 (Unaudited)	$31.76	(0.20)	1.93	0.00	0.00
October 1, 2001 to September 30, 2002	$41.22	(0.89)	(8.57)	0.00	0.00
October 1, 2000 to September 30, 2001	$69.85	(0.43)	(27.32)	0.00	(0.84)
November 8, 1999(3) to September 30, 2000	$59.32	(0.40)	12.53	0.00	(1.60)

INSTITUTIONAL CLASS
October 1, 2002 to March 31, 2003 (Unaudited)	$32.65	(0.04)	1.97	0.00	0.00
October 1, 2001 to September 30, 2002	$42.06	(0.21)	(9.20)	0.00	0.00
October 1, 2000 to September 30, 2001	$70.71	(0.24)	(27.53)	0.00	(0.84)
October 1, 1999 to September 30, 2000	$54.60	(0.30)	18.01	0.00	(1.60)
June 1, 1999 to September 30, 1999	$54.67	(0.07)	0.00	0.00	0.00
June 1, 1998 to May 31, 1999	$39.94	(0.17)	15.95	0.00	(1.05)
June 1, 1997 to May 31, 1998	$32.63	(0.11)	10.20	0.00	(2.78)

MID CAP GROWTH

CLASS A
October 1, 2002 to March 31, 2003 (Unaudited)	$3.63	(0.02)	0.39	0.00	0.00
October 1, 2001 to September 30, 2002	$4.45	(0.05)	(0.77)	0.00	0.00
October 16, 2000(3) to September 30, 2001	$10.00	(0.04)	(5.51)	0.00	0.00

CLASS B
October 1, 2002 to March 31, 2003 (Unaudited)	$3.58	(0.04)	0.39	0.00	0.00
October 1, 2001 to September 30, 2002	$4.42	(0.09)	(0.75)	0.00	0.00
October 16, 2000(3) to September 30, 2001	$10.00	(0.08)	(5.50)	0.00	0.00

CLASS C
October 1, 2002 to March 31, 2003 (Unaudited)	$3.58	(0.06)	0.41	0.00	0.00
October 1, 2001 to September 30, 2002	$4.42	(0.10)	(0.74)	0.00	0.00
October 16, 2000(3) to September 30, 2001	$10.00	(0.06)	(5.52)	0.00	0.00

SIFE SPECIALIZED FINANCIAL SERVICES

CLASS A
October 1, 2002 to March 31, 2003 (Unaudited)	$3.71	(0.05)	(0.18)	0.03	0.00
January 1, 2002 to September 30, 2002	$5.38	0.04	(0.71)	(0.04)	(0.96)
January 1, 2001 to December 31, 2001	$5.80	0.06	(0.24)	(0.06)	(0.18)
January 1, 2000 to December 31, 2000	$5.21	0.08	0.96	(0.08)	(0.37)
January 1, 1999 to December 31, 1999	$6.26	0.07	(0.56)	(0.07)	(0.49)
January 1, 1998 to December 31, 1998	$6.45	0.07	0.24	(0.07)	(0.43)

CLASS B
October 1, 2002 to March 31, 2003 (Unaudited)	$3.71	(0.04)	(0.19)	0.02	0.00
January 1, 2002 to September 30, 2002	$5.38	0.00	(0.71)	0.00	(0.96)
January 1, 2001 to December 31, 2001	$5.80	0.01	(0.24)	(0.01)	(0.18)
January 1, 2000 to December 31, 2000	$5.21	0.03	0.96	(0.03)	(0.37)
January 1, 1999 to December 31, 1999	$6.26	0.00	(0.56)	0.00	(0.49)
January 1, 1998 to December 31, 1998	$6.45	0.00	0.24	0.00	(0.43)

FINANCIAL HIGHLIGHTS	STOCK FUNDS

Distributions In Excess of Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)					Total Return(2)	Portfolio Turnover Rate		Net Assets at End of Period (000’s Omitted)
		Net Investment Income (Loss)	Net Expenses		Gross Expenses(1)

0.00	$36.50	(0.40)%	1.20	%(4)	1.40	%(4)	5.74%	4	%(5)	$173,395
0.00	$34.52	(0.76)%	1.20	%(4)	1.45	%(4)	(22.55)%	18	%(5)	$141,774
(0.04)	$44.57	(0.71)%	1.20	%(4)	1.36	%(4)	(39.85)%	13	%(5)	$202,514
0.00	$75.03	(0.73)%	1.20	%(4)	1.31	%(4)	32.50%	9	%(5)	$303,948
0.00	$57.96	(0.58)%	1.20	%(4)	1.40	%(4)	(0.22)%	5	%(5)	$188,890
0.00	$58.09	(0.68)%	1.20	%(4)	1.35	%(4)	54.16%	28	%(5)	$191,233

0.00	$33.43	(1.03)%	1.80	%(4)	2.38	%(4)	5.39%	4	%(5)	$212,212
0.00	$31.72	(1.31)%	1.75	%(4)	2.46	%(4)	(22.97)%	18	%(5)	$218,625
(0.04)	$41.18	(1.26)%	1.75	%(4)	2.19	%(4)	(40.18)%	13	%(5)	$307,706
0.00	$69.77	(1.28)%	1.75	%(4)	2.15	%(4)	31.75%	9	%(5)	$461,918
0.00	$54.29	(1.13)%	1.75	%(4)	2.05	%(4)	(0.39)%	5	%(5)	$201,351
0.00	$54.50	(1.22)%	1.76	%(4)	2.15	%(4)	40.01%	28	%(5)	$156,870

0.00	$33.49	(1.02)%	1.80	%(4)	2.19	%(4)	5.45%	4	%(5)	$29,290
0.00	$31.76	(1.31)%	1.75	%(4)	2.28	%(4)	(22.95)%	18	%(5)	$27,092
(0.04)	$41.22	(1.26)%	1.75	%(4)	2.15	%(4)	(40.19)%	13	%(5)	$27,189
0.00	$69.85	(1.29)%	1.75	%(4)	2.16	%(4)	20.72%	9	%(5)	$25,463

0.00	$34.58	(0.19)%	0.98	%(4)	1.03	%(4)	5.91%	4	%(5)	$1,250,805
0.00	$32.65	(0.56)%	1.00	%(4)	1.03	%(4)	(22.37)%	18	%(5)	$1,038,491
(0.04)	$42.06	(0.48)%	0.97	%(4)	0.97	%(4)	(39.73)%	13	%(5)	$1,066,607
0.00	$70.71	(0.53)%	1.00	%(4)	1.02	%(4)	32.74%	9	%(5)	$1,532,428
0.00	$54.60	(0.38)%	1.00	%(4)	1.04	%(4)	(0.13)%	5	%(5)	$801,943
0.00	$54.67	(0.49)%	1.00	%(4)	1.09	%(4)	39.96%	28	%(5)	$645,385
0.00	$39.94	(0.36)%	1.00	%(4)	1.03	%(4)	32.29%	13	%(5)	$232,499

0.00	$4.00	(0.94)%	1.41%		2.57%		10.19%	143%		$3,770
0.00	$3.63	(1.07)%	1.40%		3.02%		(18.43)%	340%		$3,613
0.00	$4.45	(0.92)%	1.40%		2.47%		(55.50)%	285%		$3,912

0.00	$3.93	(1.70)%	2.17%		3.44%		9.78%	143%		$3,832
0.00	$3.58	(1.82)%	2.15%		4.21%		(19.00)%	340%		$3,662
0.00	$4.42	(1.68)%	2.15%		3.17%		(55.80)%	285%		$4,481

0.00	$3.93	(1.70)%	2.17%		4.44%		9.78%	143%		$352
0.00	$3.58	(1.82)%	2.15%		5.03%		(19.00)%	340%		$442
0.00	$4.42	(1.68)%	2.15%		3.77%		(55.80)%	285%		$605

0.00	$3.51	(0.98)%	1.35%		1.60%		(4.51)%	148%		$447,920
0.00	$3.71	0.98%	1.34%		1.46%		(17.95)%	17%		$509,614
0.00	$5.38	1.15%	1.25%		1.25%		(2.90)%	11%		$679,747
0.00	$5.80	1.48%	1.25%		1.25%		21.00%	16%		$780,213
0.00	$5.21	1.07%	1.25%		1.25%		(8.50)%	25%		$862,539
0.00	$6.26	1.04%	1.25%		1.25%		5.10%	31%		$1,132,041

0.00	$3.50	(0.23)%	2.10%		2.58%		(5.12)%	148%		$18,929
0.00	$3.71	0.17%	2.13%		2.48%		(16.96)%	17%		$20,986
0.00	$5.38	0.16%	2.25%		2.25%		(3.90)%	11%		$24,732
0.00	$5.80	0.50%	2.25%		2.25%		19.80%	16%		$26,965
0.00	$5.21	0.06%	2.25%		2.25%		(9.40)%	25%		$31,250
0.00	$6.26	0.00%	2.25%		2.25%		4.10%	31%		$39,294

STOCK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

CLASS C
October 1, 2002 to March 31, 2003 (Unaudited)	$3.69	(0.04)	(0.18)	0.02	0.00
January 1, 2002 to September 30, 2002	$5.37	0.00	(0.72)	0.00	(0.96)
January 1, 2001 to December 31, 2001	$5.79	0.01	(0.24)	(0.01)	(0.18)
January 1, 2000 to December 31, 2000	$5.20	0.02	0.96	(0.02)	(0.37)
January 1, 1999 to December 31, 1999	$6.24	0.00	(0.55)	0.00	(0.49)
January 1, 1998 to December 31, 1998	$6.46	0.00	0.21	0.00	(0.43)

SMALL CAP GROWTH

CLASS A
October 1, 2002 to March 31, 2003 (Unaudited)	$9.72	(0.05)	0.18	0.00	0.00
October 1, 2001 to September 30, 2002	$13.23	(0.15)	(3.36)	0.00	0.00
October 1, 2000 to September 30, 2001	$43.48	(0.17)	(22.23)	0.00	(7.85)
October 1, 1999 to September 30, 2000	$26.23	(0.08)	19.88	0.00	(2.55)
October 1, 1998 to September 30, 1999	$17.86	(0.18)	9.99	0.00	(1.44)
April 1, 1998 to September 30, 1998	$25.62	(0.09)	(7.67)	0.00	0.00

CLASS B
October 1, 2002 to March 31, 2003 (Unaudited)	$9.33	(0.18)	0.25	0.00	0.00
October 1, 2001 to September 30, 2002	$12.78	(0.23)	(3.22)	0.00	0.00
October 1, 2000 to September 30, 2001	$42.33	(0.26)	(21.66)	0.00	(7.63)
October 1, 1999 to September 30, 2000	$25.72	(0.14)	19.25	0.00	(2.50)
October 1, 1998 to September 30, 1999	$17.64	(0.36)	9.86	0.00	(1.42)
April 1, 1998 to September 30, 1998	$25.38	(0.18)	(7.56)	0.00	0.00

CLASS C
October 1, 2002 to March 31, 2003 (Unaudited)	$9.32	(0.10)	0.17	0.00	0.00
October 1, 2001 to September 30, 2002	$12.77	(0.25)	(3.20)	0.00	0.00
October 1, 2000 to September 30, 2001	$42.31	(0.27)	(21.64)	0.00	(7.63)
October 1, 1999 to September 30, 2000	$25.71	(0.08)	19.18	0.00	(2.50)
October 1, 1998 to September 30, 1999	$17.63	(0.39)	9.89	0.00	(1.42)
April 1, 1998 to September 30, 1998	$25.38	(0.18)	(7.57)	0.00	0.00

INSTITUTIONAL CLASS
October 1, 2002 to March 31, 2003 (Unaudited)	$9.94	0.02	0.10	0.00	0.00
October 1, 2001 to September 30, 2002	$13.49	(0.14)	(3.41)	0.00	0.00
October 1, 2000 to September 30, 2001	$44.27	(0.19)	(22.60)	0.00	(7.99)
October 1, 1999 to September 30, 2000	$26.66	(0.13)	20.34	0.00	(2.60)
October 1, 1998 to September 30, 1999	$18.02	(0.28)	10.38	0.00	(1.46)
April 1, 1998 to September 30, 1998	$25.77	(0.02)	(7.73)	0.00	0.00

SMALL CAP OPPORTUNITIES

INSTITUTIONAL CLASS
October 1, 2002 to March 31, 2003 (Unaudited)	$22.70	(0.07)	0.37	0.00	(1.32)
October 1, 2001 to September 30, 2002	$26.49	(0.22)	(2.05)	0.00	(1.52)
October 1, 2000 to September 30, 2001	$29.97	(0.10)	(0.91)	0.00	(2.47)
October 1, 1999 to September 30, 2000	$20.50	(0.11)	9.58	0.00	0.00
June 1, 1999 to September 30, 1999	$20.51	(0.03)	0.02	0.00	0.00
June 1, 1998 to May 31, 1999	$23.61	(0.11)	(2.97)	0.00	(0.02)
June 1, 1997 to May 31, 1998	$19.84	(0.06)	4.36	0.00	(0.53)

FINANCIAL HIGHLIGHTS	STOCK FUNDS

Distributions In Excess of Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)					Total Return(2)	Portfolio Turnover Rate		Net Assets at End of Period (000’s Omitted)
		Net Investment Income (Loss)	Net Expenses		Gross Expenses(1)

0.00	$3.49	(0.23)%	2.10%		2.81%		(4.88)%	148%		$1,574
0.00	$3.69	0.17%	2.13%		2.74%		(15.31)%	17%		$1,793
0.00	$5.37	0.16%	2.25%		2.25%		(3.90)%	11%		$2,071
0.00	$5.79	0.50%	2.25%		2.25%		19.80%	16%		$2,139
0.00	$5.20	0.06%	2.25%		2.25%		(9.30)%	25%		$3,197
0.00	$6.24	0.00%	2.25%		2.25%		3.60%	31%		$3,551

0.00	$9.85	(1.03)%	1.41%		1.79%		1.34%	122%		$65,290
0.00	$9.72	(1.06)%	1.40%		1.74%		(26.53)%	221%		$74,937
0.00	$13.23	(0.86)%	1.36%		1.61%		(59.99)%	250%		$101,201
0.00	$43.48	(0.78)%	1.29%		1.86%		81.03%	263%		$203,164
0.00	$26.23	(0.92)%	1.35%		1.53%		58.81%	249%		$16,662
0.00	$17.86	(0.82)%	1.36%		1.49%		(30.29)%	110%		$10,899

0.00	$9.40	(1.78)%	2.16%		3.12%		0.75%	122%		$24,173
0.00	$9.33	(1.81)%	2.15%		3.04%		(27.00)%	221%		$28,360
0.00	$12.78	(1.60)%	2.10%		2.32%		(60.30)%	250%		$44,832
0.00	$42.33	(1.53)%	2.04%		2.72%		79.74%	263%		$116,520
0.00	$25.72	(1.67)%	2.09%		2.29%		57.66%	249%		$18,718
0.00	$17.64	(1.56)%	2.11%		2.13%		(30.50)%	110%		$13,071

0.00	$9.39	(1.77)%	2.16%		2.72%		0.75%	122%		$7,618
0.00	$9.32	(1.81)%	2.15%		2.66%		(27.02)%	221%		$7,742
0.00	$12.77	(1.60)%	2.10%		2.18%		(60.31)%	250%		$10,856
0.00	$42.31	(1.53)%	2.04%		2.44%		79.72%	263%		$28,018
0.00	$25.71	(1.68)%	2.10%		2.68%		57.69%	249%		$1,711
0.00	$17.63	(1.56)%	2.11%		2.71%		(30.54)%	110%		$1,426

0.00	$10.06	(0.83)%	1.20%		1.45%		1.21%	122%		$47,477
0.00	$9.94	(0.86)%	1.20%		1.36%		(26.32)%	221%		$67,284
0.00	$13.49	(0.71)%	1.20%		1.27%		(59.93)%	250%		$96,626
0.00	$44.27	(0.68)%	1.20%		1.43%		81.35%	263%		$186,315
0.00	$26.66	(0.38)%	0.76%		1.29%		59.98%	249%		$22,023
0.00	$18.02	(0.21)%	0.76%		1.21%		(30.07)%	110%		$56,438

0.00	$21.68	(0.61)%	1.21%		1.27%		1.02%	60%		$283,066
0.00	$22.70	(0.81)%	1.25%		1.27%		(9.81)%	97%		$294,880
0.00	$26.49	(0.37)%	1.25%		1.33%		(3.46)%	117%		$283,154
0.00	$29.97	(0.45)%	1.25%		1.28%		46.20%	165%		$271,936
0.00	$20.50	(0.44)%	1.25%		1.29%		(0.05)%	40%		$195,283
0.00	$20.51	(0.47)%	1.25	%(4)	1.35	%(4)	(13.02)%	119	%(5)	$201,816
0.00	$23.61	(0.40)%	1.25	%(4)	1.38	%(4)	21.95%	55	%(5)	$284,828

STOCK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

SMALL COMPANY GROWTH

INSTITUTIONAL CLASS
October 1, 2002 to March 31, 2003 (Unaudited)	$17.35	(0.08)	0.60	0.00	0.00
October 1, 2001 to September 30, 2002	$21.73	(0.16)	(4.22)	0.00	0.00
October 1, 2000 to September 30, 2001	$36.22	(0.10)	(7.26)	0.00	(7.13)
October 1, 1999 to September 30, 2000	$27.03	(0.22)	9.41	0.00	0.00
June 1, 1999 to September 30, 1999	$27.44	(0.05)	(0.36)	0.00	0.00
June 1, 1998 to May 31, 1999	$33.69	(0.15)	(3.67)	0.00	(2.43)
June 1, 1997 to May 31, 1998	$31.08	(0.23)	6.88	0.00	(4.04)

SMALL COMPANY VALUE

CLASS A
October 1, 2002 to March 31, 2003 (Unaudited)	$8.43	0.02	0.05	0.00	(0.00)
January 31, 2002(3) to September 30, 2002	$10.00	0.00	(1.57)	0.00	0.00

CLASS B
October 1, 2002 to March 31, 2003 (Unaudited)	$8.38	(0.01)	0.06	0.00	(0.00)
January 31, 2002(3) to September 30, 2002	$10.00	(0.03)	(1.59)	0.00	0.00

CLASS C
October 1, 2002 to March 31, 2003 (Unaudited)	$8.38	(0.01)	0.05	0.00	(0.00)
August 30, 2002(3) to September 30, 2002	$9.05	0.00	(0.67)	0.00	0.00

INSTITUTIONAL CLASS
October 1, 2002 to March 31, 2003 (Unaudited)	$8.44	0.02	0.06	0.00	(0.00)
January 31, 2002(3) to September 30, 2002	$10.00	0.01	(1.57)	0.00	0.00

SPECIALIZED HEALTH SCIENCES

CLASS A
October 1, 2002 to March 31, 2003 (Unaudited)	$7.81	(0.04)	0.43	0.00	0.00
October 1, 2001 to September 30, 2002	$9.70	(0.10)	(1.79)	0.00	0.00
April 2, 2001(3) to September 30, 2001	$10.00	(0.03)	(0.27)	0.00	0.00

CLASS B
October 1, 2002 to March 31, 2003 (Unaudited)	$7.72	(0.08)	0.44	0.00	0.00
October 1, 2001 to September 30, 2002	$9.66	(0.17)	(1.77)	0.00	0.00
April 2, 2001(3) to September 30, 2001	$10.00	(0.06)	(0.28)	0.00	0.00

CLASS C
October 1, 2002 to March 31, 2003 (Unaudited)	$7.73	(0.08)	0.44	0.00	0.00
October 1, 2001 to September 30, 2002	$9.66	(0.18)	(1.75)	0.00	0.00
April 2, 2001(3) to September 30, 2001	$10.00	(0.06)	(0.28)	0.00	0.00

FINANCIAL HIGHLIGHTS	STOCK FUNDS

Distributions In Excess of Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)					Total Return(2)	Portfolio Turnover Rate		Net Assets at End of Period (000’s Omitted)
		Net Investment Income (Loss)	Net Expenses		Gross Expenses(1)

0.00	$17.87	(0.83)%	1.23	%(4)	1.30	%(4)	3.00%	79	%(5)	$309,340
0.00	$17.35	(0.68)%	1.22	%(4)	1.24	%(4)	(20.16)%	169	%(5)	$329,964
0.00	$21.73	(0.44)%	1.21	%(4)	1.21	%(4)	(23.33)%	206	%(5)	$431,695
0.00	$36.22	(0.59)%	1.25	%(4)	1.27	%(4)	34.00%	203	%(5)	$603,584
0.00	$27.03	(0.52)%	1.25	%(4)	1.30	%(4)	(1.49)%	55	%(5)	$515,292
0.00	$27.44	(0.52)%	1.25	%(4)	1.30	%(4)	(10.72)%	154	%(5)	$557,516
0.00	$33.69	(0.73)%	1.25	%(4)	1.26	%(4)	22.38%	123	%(5)	$748,269

0.00	$8.50	(0.46)%	1.45	%(4)	1.45	%(4)	0.88%	37	%(5)	$5,205
0.00	$8.43	0.00%	1.38	%(4)	2.32	%(4)	(15.70)%	98	%(5)	$4,276

0.00	$8.43	(0.30)%	2.20	%(4)	2.20	%(4)	0.65%	37	%(5)	$4,763
0.00	$8.38	(0.74)%	2.14	%(4)	3.46	%(4)	(16.20)%	98	%(5)	$4,860

0.00	$8.42	(0.31)%	2.20	%(4)	2.20	%(4)	0.53%	37	%(5)	$513
0.00	$8.38	0.68%	2.24	%(4)	7.48	%(4)	(7.40)%	98	%(5)	$59

0.00	$8.52	(0.70)%	1.20	%(4)	1.20	%(4)	1.00%	37	%(5)	$18,493
0.00	$8.44	0.34%	1.23	%(4)	3.58	%(4)	(15.60)%	98	%(5)	$5,465

0.00	$8.20	(1.06)%	1.65%		2.04%		4.99%	84%		$10,896
0.00	$7.81	(1.07)%	1.65%		1.92%		(19.48)%	138%		$12,217
0.00	$9.70	(0.95)%	1.65%		2.66%		(3.00)%	48%		$12,331

0.00	$8.08	(1.81)%	2.40%		2.92%		4.66%	84%		$14,701
0.00	$7.72	(1.82)%	2.40%		2.87%		(20.08)%	138%		$15,576
0.00	$9.66	(1.67)%	2.40%		3.46%		(3.40)%	48%		$16,320

0.00	$8.09	(1.81)%	2.40%		3.11%		4.66%	84%		$1,905
0.00	$7.73	(1.82)%	2.40%		3.03%		(19.98)%	138%		$2,051
0.00	$9.66	(1.71)%	2.40%		3.99%		(3.40)%	48%		$2,277

STOCK FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

SPECIALIZED TECHNOLOGY

CLASS A
October 1, 2002 to March 31, 2003 (Unaudited)	$2.23	(0.02)	0.23	0.00	0.00
October 1, 2001 to September 30, 2002	$3.02	(0.06)	(0.73)	0.00	0.00
October 1, 2000 to September 30, 2001	$10.11	(0.02)	(7.07)	0.00	0.00
September 18, 2000(3) to September 30, 2000	$10.00	0.00	0.11	0.00	0.00

CLASS B
October 1, 2002 to March 31, 2003 (Unaudited)	$2.19	(0.03)	0.24	0.00	0.00
October 1, 2001 to September 30, 2002	$3.00	(0.08)	(0.73)	0.00	0.00
October 1, 2000 to September 30, 2001	$10.11	(0.06)	(7.05)	0.00	0.00
September 18, 2000(3) to September 30, 2000	$10.00	0.00	0.11	0.00	0.00

CLASS C
October 1, 2002 to March 31, 2003 (Unaudited)	$2.19	(0.02)	0.23	0.00	0.00
October 1, 2001 to September 30, 2002	$3.00	(0.08)	(0.73)	0.00	0.00
October 1, 2000 to September 30, 2001	$10.11	(0.06)	(7.05)	0.00	0.00
September 18, 2000(3) to September 30, 2000	$10.00	0.00	0.11	0.00	0.00

FINANCIAL HIGHLIGHTS	STOCK FUNDS

Distributions In Excess of Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return(2)	Portfolio Turnover Rate	Net Assets at End of Period (000’s Omitted)
		Net Investment Income (Loss)	Net Expenses	Gross Expenses(1)

0.00	$2.44	(1.19)%	1.75%	2.42%	9.42%	120%	$13,904
0.00	$2.23	(1.37)%	1.75%	2.47%	(26.16)%	388%	$13,559
0.00	$3.02	(0.47)%	1.75%	2.00%	(70.13)%	773%	$22,946
0.00	$10.11	(0.13)%	1.75%	2.02%	1.10%	7%	$42,626

0.00	$2.40	(1.94)%	2.50%	3.25%	9.59%	120%	$20,757
0.00	$2.19	(2.12)%	2.50%	3.46%	(27.00)%	388%	$20,949
0.00	$3.00	(1.24)%	2.50%	2.72%	(70.33)%	773%	$34,218
0.00	$10.11	(0.88)%	2.50%	2.77%	1.10%	7%	$52,958

0.00	$2.40	(1.94)%	2.50%	2.99%	9.59%	120%	$4,548
0.00	$2.19	(2.12)%	2.50%	3.16%	(27.00)%	388%	$4,295
0.00	$3.00	(1.22)%	2.50%	2.66%	(70.33)%	773%	$7,320
0.00	$10.11	(0.90)%	2.50%	2.77%	1.10%	7%	$14,176

STOCK FUNDS	NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1)

During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2)	Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3)	Commencement of operations.

(4)	Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(5)	Portfolio turnover rate represents the activity from the Fund’s investment in a single Portfolio.

(6)	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolio by the corresponding Portfolio’s portfolio turnover rate.

(7)	Actual dividends per share were less than $0.01.

(8)	Calculated based upon average shares outstanding.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS	STOCK FUNDS

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Diversified Equity, Diversified Small Cap, Equity Income, Equity Index, Equity Value, Growth, Growth Equity, Index, International Equity, Large Cap Appreciation, Large Company Growth, Mid Cap Growth, SIFE Specialized Financial Services, Small Cap Growth, Small Cap Opportunities, Small Company Growth, Small Company Value, Specialized Health Sciences and Specialized Technology Funds (each, a “Fund”, collectively, the “Funds”), each a series of the Trust. Each Fund, except for the Specialized Technology Fund and the Specialized Health Sciences Fund, is considered diversified under the 1940 Act.

On December 18, 2000, the Board of Trustees of the Trust and the Board of Trustees of the Brenton Funds approved an Agreement and Plan of Reorganization providing for the reorganization of the Brenton Value Equity Fund into the Growth Fund of the Trust. Effective at the close of business on April 27, 2001, the Wells Fargo Growth Fund acquired all of the net assets of the Brenton Value Equity Fund. The Brenton Value Equity Fund exchanged its 2,578,446 shares (valued at $40,298,867) for 2,340,050 shares of the Wells Fargo Growth Fund. The net assets of the Brenton Value Equity Fund included unrealized appreciation of $14,893,432.

On February 26, 2001, the Wells Fargo Growth Fund acquired all of the net assets of the Achievement Equity Fund. The Achievement Equity Fund class A exchanged 659,281 class A shares (valued at $8,963,115) for 615,208 class A shares of the Wells Fargo Growth Fund. The Achievement Equity Fund exchanged 143,486 of its class B shares (valued at $1,901,770) for 187,141 class B shares of the Wells Fargo Fund. The Achievement Equity Fund Institutional class exchanged 13,353,450 Institutional class shares (valued at $182,844,403) for 10,681,336 Institutional class shares of the Wells Fargo Growth Fund. The net assets of the Achievement Equity Fund included unrealized appreciation of $28,613,638.

Effective November 16, 2001, shareholders of the Wells Fargo Diversified Small Cap Fund Class A and B shares were reorganized into the Fund’s Institutional class shares. The Fund’s class A and class B exchanged 102,295 shares (valued at $1,082,212) and 90,071 shares (valued at $876,266), respectively, for 195,723 shares of the Institutional class.

Effective November 16, 2001, the Wells Fargo Equity Income Fund acquired all the assets of the Wells Fargo Disciplined Growth Fund. The Wells Fargo Disciplined Growth Fund exchanged its 2,075,892 shares (valued at $15,653,674) for 404,711 shares of the Wells Fargo Equity Income Fund. The net assets of the Wells Fargo Equity Income Fund included unrealized depreciation of $(1,042,142).

On February 22, 2002, the Wells Fargo SIFE Specialized Financial Services Fund acquired all of the net assets of the SIFE Trust Fund. The SIFE Trust Fund exchanged 102,374,156 class A-I and 21,875,513 class A-II shares (valued at $534,544,388 and $114,421,606 for class A-I and A-II, respectively) for 124,287,800 class A shares of the Wells Fargo SIFE Specialized Financial Services Fund. The SIFE Trust Fund exchanged 4,528,850 class B shares (valued at $23,620,492) and 380,634 class C shares (valued at $1,981,000) for identical amounts of the Wells Fargo SIFE Specialized Financial Services Fund class B and C shares, respectively.

Effective May 17, 2002, the International Equity Fund acquired all the net assets of the International Fund. The International Fund class A exchanged $141,226 class A shares (valued at $2,142,547) for 184,187 class A shares of the International Equity Fund. The International Fund class B exchanged 151,290 shares (valued at $2,237,719) for 197,888 class B shares of the International Equity Fund. The International Fund Institutional class exchanged 12,237,853 shares (valued at $185,358,163) for 15,939,883 Institutional class shares of the International Equity Fund. The net assets of the International Fund included unrealized appreciation of 1,417,469.

Effective May 17, 2002, the Small Cap Opportunities Fund acquired all the net assets of the Small Cap Value Fund. The Small Cap Value Fund exchanged its 1,638,920 Institutional class shares (valued at $18,108,210) for 594,818 Institutional class shares of the Small Cap Opportunities Fund. The net assets of the Small Cap Value Fund included unrealized appreciation of $4,682,326. Also on May 17, 2002, shareholders of the Wells Fargo Small Cap Opportunities Fund Class A and B shares were reorganized into the Fund’s Institutional class shares. The Fund’s class A and class B exchanged 194,998 shares (valued at $5,911,776) and 216,383 shares (valued at $6,254,094), respectively, for 399,624 shares of the Institutional class.

The Diversified Equity, Equity Income, Equity Value, Growth, Growth Equity, International Equity, Large Cap Appreciation, Large Company Growth, Small Cap Growth and Small Company Value Funds offer

STOCK FUNDS	NOTES TO FINANCIAL STATEMENTS

Class A, Class B, and Institutional Class shares. In addition, the Diversified Equity, Equity Income, Equity Value, Growth Equity, International Equity, Large Cap Appreciation, Large Company Growth, Small Cap Growth and Small Company Value Funds offer Class C shares. The Equity Index Fund only offers Class A and Class B shares. The Mid Cap Growth, SIFE Specialized Financial Services, Specialized Health Sciences, and Specialized Technology Funds only offer Class A, Class B, and Class C shares. The Diversified Small Cap, Index, Small Cap Opportunities and Small Company Growth Funds only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro-rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro-rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro-rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agency fees.

The Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, Large Cap Appreciation, Large Company Growth, Small Company Growth, and Small Company Value Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Master Portfolios as partnership investments and record daily their share of the Master Portfolio’s income, expenses, and realized and unrealized gain and loss. The financial statements of the Master Portfolios are in this report and should be read in conjunction with the Funds’ financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust’s Board of Trustees.

Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Securities held in the Master Portfolios are valued at their net asset value at the close of business each day as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

FOREIGN CURRENCY TRANSLATION

The accounting records of the International Equity Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference

NOTES TO FINANCIAL STATEMENTS	STOCK FUNDS

between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

INVESTMENTS SOLD SHORT

The Specialized Health Sciences and Specialized Technology Funds may engage in short-selling to the extent permitted by the Funds’ investment policies in attempting to increase investment return which obligates the Funds to replace the security borrowed by purchasing the security at current market value. The Funds will incur a loss if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds realize a gain if the price of the security declines between those dates. Until the Funds replace the borrowed security, it will maintain daily, a segregated account with a broker and /or custodian, of cash and /or other liquid securities sufficient to cover its short position. Securities sold short at March 31, 2003, if any, and their related market values and proceeds are set forth in the Schedule of Securities Sold Short.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the “SEC”) for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On March 31, 2003, the Equity Index Fund held the following long futures contracts:

Fund	Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
Equity Index Fund	36 Long	S&P 500 Index	June 2003	7,623,000	(235,775)

The Equity Index Fund has pledged a U.S. Treasury Bill with a par value of $540,000.

STOCK FUNDS	NOTES TO FINANCIAL STATEMENTS

SECURITY LOANS

The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral for the six- month period ended March 31, 2003 were as follows:

Fund	Securities	Collateral
Equity Index Fund	$34,751,649	$37,308,454
Equity Value Fund	1,930,350	2,111,472
Growth Fund	15,810,672	16,706,836
International Equity	20,851,337	22,492,720
Mid Cap Growth Fund	2,390,976	2,553,765
SIFE Specialized Financial Services Fund	54,379,779	56,836,535
Small Cap Growth Fund	34,799,849	37,193,357
Small Cap Opportunities Fund	26,939,795	27,915,264
Specialized Technology Fund	13,923,031	15,106,428

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared and distributed annually, with the exception of the Equity Income and Equity Value Funds. Dividends to shareholders from net investment income of the Equity Income and Equity Value Funds, if any, are declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option’s value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

NOTES TO FINANCIAL STATEMENTS	STOCK FUNDS

WRITTEN OPTIONS TRANSACTIONS

Written options transactions, during the six-months ended March 31, 2003, were as follows:

	SIFE Specialized Financial Services		Specialized Technology
Call Options Written	Principal Amount of Contracts	Premiums Received	Principal Amount of Contracts	Premiums Received
Options at beginning of period	$0	$0	$2,320	$422,216
Options written	30,500	3,647,153	3,441	711,789
Options terminated in closing transactions	(27,500)	(3,023,242)	(2,459)	(622,003)
Options expired	0	0	(1,878)	(316,243)
Options assigned	0	0	(244)	(52,946)
Outstanding, March 31, 2003	$3,000	$623,911	$1,180	$142,813

	Specialized Technology
Put Options Written	Principal Amount of Contracts	Premiums Received
Options at beginning of period	$847	$408,191
Options written	921	494,388
Options terminated in closing transactions	(150)	(490,876)
Options expired	(1,552)	(375,602)
Options exercised	0	0
Options at end of period	$66	$36,101

As of the six months ended March 31, 2003 open written calls and puts were as follows:

WELLS FARGO SIFE SPECIALIZED FINANCIAL SERVICES FUND
	Calls
Issuer	Expiration Date	Strike Price	Contracts	Cost	Market Value
Bear Stearns	April 03	$65	(1,000)	(216,923)	(195,000)
Fifth Third Bancorp	May 03	55	(2,000)	(406,988)	(160,000)
Total			(3,000)	(623,911)	(355,000)
WELLS FARGO SPECIALIZED TECHNOLOGY FUND
	Calls
Issuer	Expiration Date	Strike Price	Contracts	Cost	Market Value
Alcatel SA	June 03	$7.50	(1,088)	(97,090)	(76,160)
Ebay Incorporated	July 03	95	(92)	(45,723)	(30,360)
Total			(1,180)	(142,813)	(106,520)
	Puts
Issuer	Expiration Date	Strike Price	Contracts	Cost	Market Value
Lockheed Martin	September 03	$45	(44)	(20,547)	(14,520)
Northrop Grumman	August 03	85	(22)	(15,554)	(13,420)
Total			(66)	(36,101)	(27,940)

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code (the “Code”), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2003.

STOCK FUNDS	NOTES TO FINANCIAL STATEMENTS

The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

Fund	Year Expires	Capital Loss Carryforwards
Diversified Equity Fund	2010	$13,278,866
Equity Value Fund	2010	263,763
Growth Fund	2008	4,522,230
	2008	14,554
	2009	3,235,802
	2010	34,534,875
Growth Equity Fund	2010	16,713,996
Index Fund	2010	12,406,176
International Equity Fund	2008	3,627,461
	2009	43,560,810
	2009	746,353
	2010	9,594,189
Large Company Growth Fund	2010	91,866,464
Mid Cap Growth Fund	2009	5,010
	2010	4,424,582
Small Company Growth Fund	2010	57,281,273
Small Cap Growth Fund	2006	9,080,292
	2007	1,513,382
	2009	8,121,572
	2010	199,624,116
Specialized Health Sciences Fund	2010	317,612
Specialized Technology Fund	2008	319,303
	2009	8,311,665
	2010	108,669,841

The capital loss carryforwards of the Funds listed above may include capital losses acquired from a merger as discussed in note 1. The yearly utilization of any acquired capital loss is limited by the Code.

For Tax Purposes, the following Funds have a current year deferred Post-October capital loss. These losses will be realized for tax purposes on the first day of the succeeding year.

Fund Name	Deferred Post-October Capital Loss
Equity Value Fund	$1,532,036
Growth Fund	34,485,082
Index Fund	5,382,678
International Equity Fund	24,571,569
Large Cap Appreciation Fund	159,303
Large Company Growth Fund	141,811,237
Mid Cap Growth Fund	3,145,548
Small Company Growth Fund	4,348,322
Small Cap Growth Fund	101,322,475
Specialized Health Sciences Fund	5,691,608
Specialized Technology Fund	11,121,988

NOTES TO FINANCIAL STATEMENTS	STOCK FUNDS

3. ADVISORY FEES

The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC (“Funds Management”). Pursuant to the advisory contract, Funds Management has agreed to provide the following Funds with daily portfolio management, for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

Fund	% of Average Daily Net Assets
Equity Index Fund	0.25
Equity Value Fund	0.75
Growth Fund	0.75
International Equity Fund	1.00
Mid Cap Growth Fund	0.75
SIFE Specialized Financial Services Fund	0.95
Small Cap Growth Fund	0.90
Small Cap Opportunities Fund	0.90
Specialized Health Sciences Fund	0.95
Specialized Technology Fund	1.05

The Diversified Equity, Diversified Small Cap, and Growth Equity Funds are invested in various Master Portfolios. Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund’s average daily net assets for providing asset allocation advisory services regarding the determination of the asset allocations of each Fund’s investments in the various Master Portfolios. The Equity Income, Index, Large Cap Appreciation, Large Company Growth, Small Company Growth, and Small Company Value Funds invest all of their assets in single Master Portfolios and do not currently pay investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, acts as investment sub-adviser to the Equity Index, Equity Value, Growth, International Equity, Mid Cap Growth, SIFE Specialized Financial Services and Small Cap Growth Funds. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Equity Index Fund, a monthly fee at the annual rate of 0.02% of the Fund’s average daily net assets up to $200 million and 0.01% of the Fund’s average daily net assets in excess of $200 million. For the Equity Value and Growth Funds, Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund’s average daily net assets up to $200 million, 0.20% for the next $200 million, and 0.15% of each Fund’s average daily net assets in excess of $400 million. For the International Equity Fund, Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.35% of the Fund’s average daily net assets up to $200 million, and 0.25% of the Fund’s average daily net assets in excess of $200 million. For the Mid Cap Growth and Small Cap Growth Funds, Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund’s average daily net assets up to $200 million and 0.20% of each Fund’s average daily net assets in excess of $200 million.

Schroder Investment Management North America Inc. (“Schroder”), a wholly-owned U.S. subsidiary of Schroder Incorporated, which is a wholly-owned U.S. subsidiary of Schroder PLC, acts as sub-adviser to the Small Cap Opportunities Fund. Effective May 1, 2003, Schroder is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.50% of the Fund’s average daily net assets up to $275 million and 0.45% of the Fund’s average daily net assets in excess of $275 million. Prior to May 1, 2003, Schroder was entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.60% of the Fund’s average daily net assets.

STOCK FUNDS	NOTES TO FINANCIAL STATEMENTS

Dresdner RCM Global Investors LLC (“Dresdner”), an indirect wholly-owned subsidiary of Dresdner Bank AG, acts as sub-adviser to the Specialized Health Sciences Fund and Specialized Technology Fund. For the Specialized Health Sciences Fund, Dresdner is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.95% of the Fund’s average daily net assets up to $100 million, 0.65% for the next $400 million, and 0.60% of the Fund’s average daily net assets in excess of $500 million. For the Specialized Technology Fund, effective April 1, 2003, Dresdner is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets up to $50 million, 0.70% for the next $50 million and 0.55% of the Fund’s average daily net assets in excess of $100 million. Prior to April 1, 2003, Dresdner was entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets up to $100 million, 0.75% for the next $400 million, 0.60% for the next $500 million, and 0.50% of the Fund’s average daily net assets in excess of $1 billion.

Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser) may receive an investment fee for the management of those assets. If the redeemed assets are invested in one or more Master Portfolios, Funds Management (and the corresponding sub-adviser) does not receive any compensation.

4. DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the “Plan”) for Class B and C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens Inc. (“Stephens”) at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds’ Class A or Institutional Class shares. The distribution fees paid on behalf of the Funds for the six-months ended March 31, 2003 are disclosed in the Statement of Operations.

5. ADMINISTRATION AND TRANSFER AGENT FEES

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Funds. Under the Administration Agreement, Funds Management acted as administrator of the Funds and was entitled to receive, on a monthly basis, fees at an annual rate of 0.15% of the average daily net assets of the Funds.

The Trust has also entered into an agreement with Boston Financial Data Services (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Funds a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

Effective March 1, 2003, the Trust has entered into a new Administration Agreement with the Funds. Under this Agreement, for providing administrative services, which now include paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and ominbus account services and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive an annual fee of 0.33% of the average daily net assets of a Fund’s Class A, Class B and Class C shares and 0.25% of the average daily net assets of a Fund’s Institutional Class shares.

6. SHAREHOLDER SERVICING FEES

The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets for Class A, Class B, and Class C shares, and 0.10% of the average daily net assets for Institutional Class shares of the Diversified Small Cap, Small Cap Growth, Small Cap Opportunities, Small Company Growth, and Small Company Value Funds for these services. No fee is charged for Institutional Class shares of the Diversified Equity, Equity Income, Equity Value, Growth, Growth Equity, Index, International Equity, Large Cap Appreciation, and Large Company Growth Funds.

NOTES TO FINANCIAL STATEMENTS	STOCK FUNDS

The shareholder servicing fees paid on behalf of the Funds for the six-months ended March 31, 2003 were as follows:

Fund	Class A	Class B	Class C	Institutional Class
Diversified Equity Fund	$75,219	$109,286	$9,173	0
Diversified Small Cap Fund	N/A	N/A	N/A	98,805
Equity Income Fund	160,495	111,413	10,018	0.00
Equity Index Fund	355,101	65,413	N/A	N/A
Equity Value Fund	15,919	27,635	734	0
Growth Fund	149,256	22,173	0	0
Growth Equity Fund	14,285	17,150	2,616	0
Index Fund	N/A	N/A	N/A	0
International Equity Fund	32,354	34,928	2,767	0
Large Cap Appreciation Fund	1,220	1,392	332	0
Large Company Growth Fund	212,588	286,565	37,371	0
Mid Cap Growth Fund	4,919	4,984	590	N/A
SIFE Specialized Financial Services Fund	603,778	25,352	2,174	N/A
Small Cap Growth Fund	95,148	34,640	10,112	29,508
Small Cap Opportunities Fund	N/A	N/A	N/A	149,619
Small Company Growth Fund	N/A	N/A	N/A	159,219
Small Company Value Fund	6,363	6,463	370	6,551
Specialized Health Sciences Fund	14,392	18,993	2,529	N/A
Specialized Technology Fund	18,559	28,527	6,030	N/A

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Effective the first quarter of 2003, PFPC Inc. (“PFPC”) serves as fund accountant for all of the Funds. PFPC is entitled to receive an annual asset based fund complex fee of $20,000, an annual fixed fee from each Fund and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant for all of the Funds, except the SIFE Specialized Financial Services Fund, and was entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Funds, and was reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC serving as fund accountant for the SIFE Specialized Financial Services Fund beginning October 1, 2002, State Street Bank and Trust Co. (“State Street”) served as fund accountant and was entitled to receive an annual based fee of $40,000 from the Fund.

The Trust has entered into a contract on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. (“WFB MN”), whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund except for the International Equity Fund, Specialized Health Sciences Fund, and Specialized Technology Fund, for which WFB MN is entitled to receive 0.10%, 0.07%, and 0.07% respectively, of the average daily net assets of the Funds. Prior to September 1, 2002, WFB MN received a fee from the International Equity Fund at an annual rate of 0.25% of the average daily net assets of the Fund for providing those services. In addition, WFB MN does not receive a custodial fee for any Fund that invests its assets in one or more Master Portfolios. Prior to October 1, 2002, State Street provided custody services for the SIFE Specialized Financial Services Fund and was entitled to receive an annual fee of 0.01% of the Fund’s average daily net assets, with a minimum monthly charge of $2,000.

STOCK FUNDS	NOTES TO FINANCIAL STATEMENTS

8. WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six- months ended March 31, 2003, were waived by Funds Management.

Fund	Fees Waived by Funds Management
Diversified Equity Fund	$892,329
Diversified Small Cap Fund	97,653
Equity Income Fund	598,454
Equity Index Fund	593,597
Equity Value Fund	207,134
Growth Fund	399,707
Growth Equity Fund	305,810
Index Fund	521,970
International Equity Fund	419,986
Large Cap Appreciation Fund	136,463
Large Company Growth Fund	1,145,253
Mid Cap Growth Fund	53,652
SIFE Specialized Financial Services Fund	641,999
Small Cap Growth Fund	377,518
Small Cap Opportunities Fund	93,641
Small Company Growth Fund	97,479
Small Company Value Fund	0
Specialized Health Sciences Fund	69,148
Specialized Technology Fund	147,267

NOTES TO FINANCIAL STATEMENTS	STOCK FUNDS

9. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the six-months ended March 31, 2003, were as follows:

AGGREGATE PURCHASES AND SALES
Fund	Purchases at Cost	Sales Proceeds
Diversified Equity Fund*	$118,911,137	$195,154,788
Diversified Small Cap Fund*	175,050,287	143,468,506
Equity Income Fund*	132,510,593	216,860,675
Equity Index Fund	3,787,798	12,014,507
Equity Value Fund	11,054,358	16,899,554
Growth Fund	64,315,353	104,433,486
Growth Equity Fund*	156,719,816	104,223,353
Index Fund*	39,583,308	380,624,499
International Equity Fund	122,853,974	126,901,628
Large Cap Appreciation Fund*	6,724,019	4,844,675
Large Company Growth Fund*	214,231,509	76,978,648
Mid Cap Growth Fund	12,235,034	12,458,166
SIFE Specialized Financial Services Fund	1,199,621,336	813,369,170
Small Cap Growth Fund	192,648,994	218,385,742
Small Cap Opportunities Fund	156,002,856	208,067,460
Small Company Growth Fund*	528,673,984	372,928,591
Small Company Value Fund*	118,938,790	67,232,673
Specialized Health Sciences Fund	22,671,321	24,385,414
Specialized Technology Fund	61,491,605	55,996,271

*	These Funds do not hold investment securities directly. The Funds seek to achieve their investment objective by investing all of their investable assets in one or more Master Portfolios. Purchases and sales for the Funds normally would be based on the purchases and sales of a Fund’s investment in a Master Portfolio rather than the underlying securities in that Master Portfolio. Since the Fund has an indirect interest in the securities held in the Master Portfolio, the purchases and sales disclosed are calculated by aggregating the results of multiplying the Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

10. BANK BORROWINGS

All of the funds in the Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $225 million, collectively. Interest is charged to each fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the six-months ended March 31, 2003.

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value

Common Stock – 97.39%

Apparel Manufacturers – 2.51%

37,820	Coach Incorporated†	$1,449,641

Automotive Dealers And Gasoline Service Stations – 2.01%

16,891	Autozone Incorporated†	1,160,581

Building Construction – General Contractors & Operative Builders – 2.05%

21,900	Centex Corporation	1,190,484

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 2.09%

29,480	Lowe's Companies Incorporated	1,203,374

Business Services – 9.22%

119,640	Citrix Systems Incorporated†	1,574,462

19,790	Electronic Arts Incorporated†	1,160,486

25,563	Greenpoint Financial Corporation	1,145,477

132,000	Oracle Corporation†	1,432,068

		5,312,493

Chemicals And Allied Products – 4.63%

25,926	Forest Laboratories Incorporated†	1,399,226

44,300	Mylan Laboratories†	1,273,625

		2,672,851

Communications – 5.56%

109,280	Nextel Communications Incorporated†	1,463,259

148,402	Sprint Corporation (Fon Group)	1,743,724

		3,206,983

Domestic Depository Institution – 2.64%

21,200	Golden West Financial Corporation	1,524,916

Educational Services – 2.18%

25,662	Career Education Corporation†	1,255,385

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 4.32%

37,936	Energizer Holdings Incorporated†	966,989

42,300	Qualcomm Incorporated	1,525,338

		2,492,327

Electric, Gas & Sanitary Services – 2.54%

29,060	Exelon Corporation	1,464,915

Engineering, Accounting, Research Management & Related Services – 2.36%

35,552	Dun & Bradstreet Corporation†	1,359,864

Fabricated Metal Products, Except Machinery And Transportation Equipment – 1.66%

22,350	Fortune Brands Incorporated	958,145

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value

Food – 2.43%

32,670	Dean Foods Company†	$1,401,870

Health Services – 2.75%

38,410	HCA Incorporated	1,588,638

Home Furniture, Furnishings, And Equipment Stores – 2.00%

42,700	Best Buy Company Incorporated†	1,151,619

Industrial & Commercial Machinery & Computer Equipment – 4.72%

15,000	International Game Technology†	1,228,500

22,330	Lexmark International Incorporated†	1,494,994

		2,723,494

Insurance Carriers – 7.98%

46,748	Advance PCS†	1,324,838

44,960	Fidelity National Financial Incorporated	1,535,384

19,033	Unitedhealth Group Incorporated	1,744,755

		4,604,977

Investment & Miscellaneous Financial Services – 2.51%

53,490	T Rowe Price Group Incorporated	1,450,595

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 3.73%

44,100	St Jude Medical Incorporated	2,149,875

Membership Organizations – 1.79%

49,950	Rockwell Automation Incorporated	1,033,965

Miscellaneous Retail – 2.49%

78,480	Staples Incorporated†	1,438,538

Non-Depository Credit Institutions – 8.53%

23,095	Countrywide Financial	1,327,963

27,550	FNMA	1,800,393

16,097	SLM Corporation	1,785,479

		4,913,834

Oil And Gas Extraction – 2.54%

48,940	Occidental Petroleum Corporation	1,466,242

Petroleum Refining & Related Industries – 2.39%

39,430	Exxon Mobil Corporation	1,378,079

Printing, Publishing & Allied – 2.52%

32,320	Tribune Company	1,454,723

Transportation Equipment – 4.72%

28,468	Harley-Davidson Incorporated	1,130,463

31,655	Paccar Incorporated	1,591,297

		2,721,760

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value

Wholesale Trade – Nondurable Goods – 2.52%

58,165	Mckesson Corporation	$1,450,053

Total Common Stock (Cost $52,884,363)		56,180,221

Principal		Interest Rate	Maturity Date

Short-Term Investments – 2.54%

Repurchase Agreement – 2.54%

$1,467,105.34	Credit Suisse First Boston 137 – 102% Collateralized by US Government Securities	1.37%	04/01/2003	1,467,105

Total Short-Term Investments (Cost $1,467,105)				1,467,105

Total Investments in Securities (Cost $54,351,468)*	99.93%			$57,647,326

Other Assets And Liabilities, Net	0.07			38,551

Total Net Assets	100.00%			$57,685,877

†	Non income producing securities
*	Cost for federal income tax purposes is substantially the same as for reporting purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,624,734
Gross Unrealized Depreciation	(2,328,876)

Net Unrealized Appreciation	$3,295,858

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

EQUITY INCOME PORTFOLIO

Shares	Security Name	Value

Common Stock – 99.57%

Chemicals & Allied Products – 14.40%

322,000	Abbott Laboratories Incorporated	$12,110,420

86,327	Air Products & Chemicals	3,576,527

1,161,669	Du Pont (E.I.) De Nemours	45,142,457

790,300	Merck & Co Incorporated	43,292,634

1,144,900	Pfizer Incorporated	35,675,084

590,500	Procter & Gamble Company	52,584,025

1,297,011	Rohm & Haas Company	38,624,988

		231,006,135

Communications – 3.84%

359,360	American Telephone & Telegraph Corporation	5,821,632

490,100	SBC Communications Incorporated	9,831,406

1,300,796	Verizon Communications	45,983,139

		61,636,177

Depository Institutions – 10.37%

456,400	Bank Of America Corporation	30,505,776

780,700	Citigroup Incorporated	26,895,115

2,143,625	JP Morgan Chase & Company	50,825,349

3,067,201	US Bancorporation	58,215,475

		166,441,715

Eating & Drinking Places – 2.15%

2,389,590	Mcdonald’s Corporation	34,553,471

Electric, Gas, & Sanitary Services – 4.42%

20,818	Dominion Resources Incorporated	1,152,693

97,500	Duke Energy Corporation	1,417,650

218,780	FirstEnergy Corporation	6,891,570

1,448,100	Public Service Enterprise	53,130,789

471,924	TXU Corporation	8,423,843

		71,016,545

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 5.50%

1,028,000	Emerson Electric Company	46,619,800

1,326,034	General Electric Company	33,813,867

950,000	Motorola Incorporated	7,847,000

		88,280,667

Fabricated Metal Products, Except Machinery & Transportation Equipment – 4.00%

1,498,100	Fortune Brands Incorporated	64,223,547

Food & Kindred Products – 7.33%

1,643,740	Pepsico Incorporated	65,749,600

2,778,125	Sara Lee Corporation	51,950,938

		117,700,538

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

EQUITY INCOME PORTFOLIO

Shares	Security Name	Value

General Merchandise Stores – 5.71%

1,665,050	May Department Stores Company	$33,117,844

750,530	Sears Roebuck & Company	18,125,300

1,383,200	Target Corporation	40,472,432

		91,715,576

Industrial & Commercial Machinery & Computer Equipment – 11.73%

3,551,550	Hewlett-Packard Company	55,226,602

911,000	IBM Corporation	71,449,730

474,758	3M Company	61,732,783

		188,409,115

Insurance Carriers – 7.75%

3,605,583	Aegon NV	27,222,152

654,736	American International Group	32,376,695

563,900	Metropolitan Life Incorporated	14,875,682

1,569,100	St Paul Companies Incorporated	49,897,380

		124,371,909

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 1.29%

601,362	Becton Dickinson & Company	20,710,907

Motion Pictures – 1.47%

1,390,800	Walt Disney Company	23,671,416

Non-Depository Credit Institutions – 2.48%

1,199,700	American Express Company	39,866,031

Oil & Gas Extraction – 0.89%

375,500	Schlumberger Limited	14,272,755

Petroleum Refining & Related Industries – 9.40%

922,928	BP Plc	35,615,791

494,850	ChevronTexaco Corporation	31,992,053

1,774,870	Exxon Mobil Corporation	62,031,707

522,604	Royal Dutch Petroleum Company	21,296,113

		150,935,664

Tobacco Products – 2.36%

1,265,150	Altria Group Incorporated	37,903,894

Transportation Equipment – 1.58%

1,186,800	Honeywell International Incorporated	25,350,048

Wholesale Trade – Durable Goods – 2.90%

805,700	Johnson & Johnson	46,625,859

Total Common Stock ($1,561,060,034)		1,598,691,969

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

EQUITY INCOME PORTFOLIO

Principal		Interest Rate	Maturity Date	Value

Short-Term Investment – 0.26%

Repurchase Agreement – 0.26%

$4,095,696	Credit Swisse First Boston – 102% collateralized by US Government Securities	1.37%	04/01/2003	$4,095,696

Total Short-Term Investment (Cost $4,095,696)

Total Investments In Securities (Cost $1,565,155,730)*	99.83%			$1,602,787,665

Other Assets And Liabilities, Net	0.17			2,786,592

Total Net Assets	100.00%			$1,605,574,257

†	Non income producing securities
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation consist of:

Gross Unrealized Appreciation	$281,204,768
Gross Unrealized Depreciation	(243,572,833)

Net Unrealized Appreciation	$37,631,935

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INDEX PORTFOLIO

Shares	Security Name	Value

Common Stock – 97.27%

Aerospace, Defense – 2.93%

1,022,042	Exxon Mobil Corporation	$35,720,368

Amusement And Recreation Services – 0.05%

16,979	Harrah's Entertainment†	606,150

Apartments – 0.04%

14,247	Apartment Investment & Management Company†	519,731

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 1.78%

256,705	International Business Machines	20,133,373

19,572	Jones Apparel Group Incorporated†	536,860

16,227	Liz Claiborne, Incorporated	501,739

16,503	VF Corporation	621,007

		21,792,979

Apparel And Accessory Stores – 0.51%

134,254	Gap, Incorporated	1,945,340

51,214	Kohls Corporation†	2,897,687

79,458	Limited Brands Incorporated	1,022,624

20,571	Nordstrom, Incorporated†	333,250

		6,198,901

Automotive Dealers And Gasoline Service Stations – 0.13%

44,029	Autonation Incorporated†	561,370

14,793	Autozone Incorporated†	1,016,426

		1,577,796

Automotive Repair, Services, And Parking – 0.03%

9,495	Ryder Systems, Incorporated	194,742

15,537	United States Steel Corporation	152,729

		347,471

Building Construction-General Contractors & Operative Builders – 0.37%

9,375	Centex Corporation	509,625

7,272	KB Home	330,512

9,296	Pulte Homes Incorporated	466,193

127,639	The Boeing Company	3,198,633

		4,504,963

Building Materials, Hardware, Garden Supply Mobile Home Dealers – 1.15%

353,256	Home Depot Incorporated	8,605,316

118,616	Lowe's Companies Incorporated	4,841,905

22,764	Sherwin Williams Company	601,653

		14,048,874

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Business Services – 7.34%

35,097	Adobe Systems Incorporated	$1,082,041

678,964	AOL Time Warner Incorporated†	7,373,549

17,224	Autodesk Incorporated	262,838

91,071	Automatic Data Processing	2,804,076

35,434	BMC Software Incorporated†	534,699

156,462	Cendant Corporation†	1,987,067

25,975	Citrix Systems Incorporated†	341,831

87,291	Computer Associates International	1,192,395

28,437	Computer Sciences Corporation†	925,624

57,422	Compuware Corporation†	194,661

77,270	Concord EFS Incorporated†	726,338

26,360	Convergys Corporation†	347,952

9,375	Deluxe Corporation	376,219

46,892	Ebay Incorporated†	3,999,419

21,737	Electronic Arts Incorporated†	1,274,658

114,241	First Data Corporation	4,228,059

29,063	Fiserv Incorporated†	914,903

58,574	Interpublic Group Companies Incorporated	544,738

31,243	Intuit Incorporated†	1,162,240

12,827	Mercury Interactive Corporation†	380,705

1,625,417	Microsoft Corporation	39,351,346

14,818	NCR Corporation†	271,762

55,932	Novell Incorporated†	120,254

28,564	Omnicom Group Incorporated	1,547,312

800,318	Oracle Corporation†	8,682,650

39,883	Parametric Technology†	86,546

47,539	Peoplesoft Incorporated†	727,347

26,321	Robert Half International Incorporated†	350,333

73,598	Siebel Systems Incorporated†	589,520

485,269	Sun Microsystems Incorporated†	1,581,977

43,008	Sungard Data Systems Incorporated†	916,070

22,436	Symantec Corporation†	879,042

16,885	TMP Worldwide Incorporated†	181,176

49,546	Unisys Corporation†	458,796

62,517	Veritas Software Corporation†	1,099,049

89,750	Yahoo Incorporated†	2,155,795

		89,652,987

Chemicals And Allied Products – 13.11%

237,465	Abbott Laboratories Incorporated	8,931,059

34,513	Air Products & Chemicals	1,429,874

8,871	Alberto-Culver Company	437,163

195,490	Amgen Incorporated†	11,250,450

35,744	Avon Products Incorporated	2,039,195

22,641	Biogen Incorporated†	678,324

294,214	Bristol-Myers Squibb Company	6,216,742

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INDEX PORTFOLIO

Shares	Security Name	Value

Chemicals And Allied Products (continued)

28,400	Chiron Corporation†	$1,065,000

33,418	Clorox Company	1,542,909

81,755	Colgate-Palmolive Company	4,450,742

138,386	Dow Chemical Company	3,820,837

151,085	Du Pont De Nemours & Company, Ei†	5,871,163

11,743	Eastman Chemical Company	340,430

19,767	Ecolab Incorporated	975,106

55,135	Forest Laboratories Incorporated†	2,975,636

32,589	Genzyme Corporation†	1,187,869

158,605	Gillette Company	4,907,239

7,623	Great Lakes Chemical Corporation	169,231

14,329	International Flavors & Fragrances	445,489

36,567	King Pharmaceuticals Incorporated†	436,244

170,627	Lilliy (Eli), and Company	9,751,333

38,203	Medimmune Incorporated†	1,254,204

341,074	Merck & Company Incorporated	18,684,034

935,962	Pfizer Incorporated	29,164,576

196,379	Pharmacia Corporation	8,503,211

25,747	PPG Industries, Incorporated	1,160,675

24,562	Praxair Incorporated	1,384,069

196,378	Procter & Gamble Company	17,487,461

33,582	Rohm & Haas Company	1,000,072

222,764	Schering-Plough Corporation	3,971,882

10,889	Sigma Aldrich Corporation	484,452

16,243	Watson Pharmaceuticals†	467,311

201,351	Wyeth	7,615,095

		160,099,077

Communications – 4.74%

47,242	Alltel Corporation	2,114,551

117,012	AT&T Corporation	1,895,594

411,473	AT&T Wireless Services†	2,715,722

56,609	Avaya Incorporated†	115,482

282,663	Bellsouth Corporation	6,125,307

21,660	CenturyTel Incorporated	597,816

42,866	Citizens Communications†	427,803

93,066	Clear Channel Comm†	3,156,799

350,559	Comcast Corporation†	10,022,482

146,286	Nextel Communications Incorporated†	1,958,770

257,505	Qwest Communications International†	898,692

504,300	SBC Communications Incorporated	10,116,258

135,873	Sprint Corporation (FON Group)	1,596,508

151,749	Sprint Corporation (PCS Group)†	661,626

34,798	Univision Communications†	852,899

415,531	Verizon Communications	14,689,021

		57,945,330

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Construction Special Trade Contractors – 0.04%

27,264	Rockwell Collins	$500,840

Depository Institutions – 9.29%

53,983	Amsouth Bancorporation	1,073,182

228,192	Bank of America Corporation	15,252,353

116,391	Bank of New York Company Incorporated	2,386,016

176,804	Bank One Corporation	6,120,954

71,531	BB&T Corporation	2,248,219

34,325	Charter One Financial Incorporated	949,430

780,810	Citigroup Incorporated	26,898,905

26,536	Comerica Incorporated	1,005,184

87,759	Fifth Third Bancorporation	4,400,236

19,071	First Tennessee National Corporation	757,309

159,419	FleetBoston Financial Corporation	3,806,926

23,308	Golden West Financial Corporation	1,676,544

35,776	Huntington Bancshares Incorporated	665,076

303,247	JP Morgan Chase & Company	7,189,986

33,164	Marshall & Ilsley Corporation	847,672

65,455	Mellon Financial Corporation	1,391,573

92,878	National City Corporation	2,586,652

24,529	North Fork Bancorporation	722,379

33,555	Northern Trust Corporation	1,021,750

43,136	PNC Financial Services Group	1,828,104

33,587	Regions Financial Corporation†	1,088,219

52,471	Southtrust Corporation	1,339,585

50,451	State Street Corporation	1,595,765

42,889	Suntrust Banks Incorporated	2,258,106

46,263	Synovus Financial Corporation	827,645

30,093	Union Planters Corporation	791,145

290,952	US Bancorporation	5,522,269

143,789	Washington Mutual Incorporated	5,071,438

256,978	Wells Fargo & Company‡	11,561,440

13,809	Zions Bancorporation	590,749

		113,474,811

Eating And Drinking Places – 0.40%

25,962	Darden Restaurants Incorporated	463,422

192,794	Mcdonald’s Corporation	2,787,801

17,528	Wendy’s International Incorporated	482,195

44,888	Yum! Brands Incorporated†	1,092,125

		4,825,543

Educational Services – 0.11%

26,477	Apollo Group Incorporated†	1,321,202

Electric Distribution, Transmission – 0.23%

129,953	Honeywell International, Incorporated	2,775,796

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INDEX PORTFOLIO

Shares	Security Name	Value

Electric, Gas, And Sanitary Services – 2.63%

82,597	AES Corporation†	$299,001

19,090	Allegheny Energy Incorporated†	118,549

29,947	Allied Waste Industries†	239,277

24,167	Ameren Corporation	943,721

59,059	American Electric Power Company, Incorporated	1,349,497

57,413	Calpine Corporation†	189,463

46,225	Centerpoint Energy Incorporated	325,886

25,566	Cinergy Corporation	860,296

21,885	CMS Energy Corporation†	96,513

25,021	Constellation Energy	693,832

25,435	DTE Energy Company	983,063

135,422	Duke Energy Corporation†	1,969,036

56,406	Dynegy Incorporated†	147,220

49,486	Edison International†	677,463

90,975	El Paso Corporation	550,399

33,721	Entergy Corporation	1,623,666

49,057	Exelon Corporation	2,472,963

45,207	FirstEnergy Corporation	1,424,021

27,721	FPL Group, Incorporated	1,633,599

23,760	Keyspan Corporation	766,260

18,520	Kinder Morgan Incorporated	833,400

61,349	Mirant Corporation†	98,158

6,685	Nicor Incorporated	182,634

37,798	NiSource Incorporated	687,924

5,422	Peoples Energy Corporation	193,945

61,906	PG&E Corporation†	832,636

13,731	Pinnacle West Cap Corporation	456,418

24,978	PPL Corporation	889,467

36,026	Progress Energy Incorporated	1,410,418

33,783	Public Service Enterprise	1,239,498

31,299	Sempra Energy	781,223

108,369	Southern Company†	3,082,014

26,678	Teco Energy Incorporated	283,587

48,928	TXU Corporation	873,365

90,368	Waste Management Incorporated	1,913,994

78,475	Williams Companies Incorporated	359,416

60,560	Xcel Energy Incorporated	775,774

		32,257,596

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 7.21%

121,772	ADC Telecommunications†	250,850

52,169	Advanced Micro Devices†	322,404

12,247	Allegheny Technologies, Incorporated	35,516

58,102	Altera Corporation†	786,701

29,787	American Power Conversion†	424,167

55,322	Analog Devices Incorporated†	1,521,355

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Electronic And Other Electrical Equipment & Components, Except Computer Equipment (continued)

14,935	Andrew Corporation†	$82,143

46,122	Applied Micro Circuits†	150,358

41,900	Broadcom Corporation†	517,465

65,840	CIENA Corporation†	287,721

28,514	Comverse Technology Incorporated†	322,493

14,163	Cooper Industries, Incorporated	505,760

72,359	Electronic Data Systems Corporation	1,273,518

63,930	Emerson Electric Company	2,899,226

1,511,452	General Electric Company	38,542,026

1,006,261	Intel Corporation	16,381,929

214,974	JDS Uniphase Corporation†	612,676

47,519	Linear Technology Corporation	1,466,912

56,480	LSI Logic Corporation†	255,290

594,058	Lucent Technologies Incorporated†	873,265

49,077	Maxim Integrated Products	1,772,661

11,853	Maytag Corporation	225,563

92,286	Micron Technology Incorporated†	751,208

29,130	Molex Incorporated	625,712

349,490	Motorola Incorporated	2,886,787

27,595	National Semiconductor†	470,219

51,540	Network Appliance Incorporated†	576,733

22,718	Novellus Systems Incorporated†	619,520

23,946	NVIDIA Corporation†	307,706

25,431	PMC – Sierra Incorporated†	151,314

12,138	Power-One Incorporated†	53,407

14,251	Qlogic Corporation†	529,282

119,824	Qualcomm Incorporated	4,320,853

77,364	Sanmina-SCI Corporation†	312,551

23,218	Scientific Atlanta, Incorporated	319,015

62,578	Tellabs Incorporated†	362,327

262,919	Texas Instruments Incorporated	4,303,984

8,854	Thomas & Betts Corporation†	125,550

10,358	Whirlpool Corporation	507,853

51,248	Xilinx Incorporated†	1,199,716

		87,933,736

Engineering, Accounting, Research Management & Related Services – 1.14%

59,266	3M Company	7,706,358

12,203	Fluor Corporation – New	410,997

66,284	Halliburton Company	1,374,067

39,704	Monsanto Company	651,146

22,950	Moody’s Corporation	1,060,979

57,155	Paychex Incorporated	1,570,048

15,975	Quest Diagnostics Incorporated†	953,548

17,923	Quintiles Transnational†	217,944

		13,945,087

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INDEX PORTFOLIO

Shares	Security Name	Value

Environmental Control – 0.10%

32,446	Consolidated Edison Company, Incorporated†	$1,248,198

Fabricated Metal Products, Except Machinery And Transportation Equipment – 0.76%

8,631	Ball Corporation	480,747

9,042	Crane Company	157,512

22,669	Fortune Brands Incorporated	971,820

46,693	Illinois Tool Works	2,715,198

69,216	Lockheed Martin Corporation	3,291,221

74,729	Masco Corporation	1,391,454

8,831	Snap-On Incorporated†	218,656

		9,226,608

Financial Services – 0.58%

206,615	Wachovia Corporation	7,039,373

Food And Kindred Products – 4.11%

130,002	Anheuser-Busch Companies, Incorporated	6,059,393

98,063	Archer-Daniels-Midland Company	1,059,080

62,334	Campbell Soup Company†	1,309,014

68,255	Coca-Cola Enterprises Incorporated	1,275,686

376,548	Coca-Cola Company	15,242,663

81,558	Conagra Foods Incorporated	1,637,685

5,512	Coors (Adolph) Company Class B	267,332

56,011	General Mills Incorporated	2,551,301

53,368	Heinz (H J ) Company	1,558,346

16,586	Hercules Incorporated†	144,298

20,678	Hershey Foods Corporation	1,295,683

62,008	Kellogg Company	1,900,545

21,279	McCormick & Company, Incorporated	513,675

42,597	Pepsi Bottling Group Incorporated	763,764

262,318	Pepsico Incorporated	10,492,720

118,882	Sara Lee Corporation	2,223,093

34,205	Wrigley (Wm ) Jr Company	1,932,583

		50,226,861

Food Stores – 0.36%

57,588	Albertsons Incorporated	1,085,534

115,915	Kroger Company†	1,524,282

58,873	Starbucks Corporation†	1,516,568

21,388	Winn-Dixie Stores Incorporated	282,749

		4,409,133

Forestry – 0.13%

33,259	Weyerhaeuser Company	1,590,778

Furniture And Fixtures – 0.21%

13,516	Johnson Controls Incorporated	979,099

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Furniture And Fixtures (continued)

29,561	Leggett & Platt Incorporated	$540,375

40,606	Newell Rubbermaid Incorporated	1,151,180

		2,670,654

General Merchandise Stores – 3.42%

17,641	Big Lots Incorporated†	198,461

12,860	Dillards Incorporated	166,151

50,624	Dollar General Corporation	618,119

26,121	Family Dollar Stores Incorporated	806,616

28,889	Federated Dept Stores†	809,470

40,752	JC Penney Company Incorporated (Holding)	800,369

43,781	May Department Stores Company	870,804

48,044	Sears Roebuck & Company	1,160,263

79,797	TJX Companies Incorporated	1,404,427

670,430	Wal-Mart Stores Incorporated	34,882,473

		41,717,153

Health Services – 0.44%

77,947	HCA Incorporated	3,223,888

36,252	Health Management Association	688,788

14,634	Manor Care Incorporated†	281,412

71,955	Tenet Healthcare Corporation†	1,201,649

		5,395,737

Heavy Construction Other Than Building Construction Contracts – 0.00%

9,685	Mcdermott International Incorporated	28,087

Holding And Other Investment Offices – 0.34%

62,528	Equity Office Properties	1,591,338

41,139	Equity Residential	990,216

28,078	Plum Creek Timber Co	606,204

28,013	Simon Property Group Incorporated	1,003,706

		4,191,464

Home Furniture, Furnishings, And Equipment Stores – 0.29%

44,661	Bed Bath & Beyond Incorporated†	1,542,591

48,866	Best Buy Company Incorporated†	1,317,916

31,976	Circuit City Stores	166,275

25,582	Radioshack Corporation	570,223

		3,597,005

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.21%

57,155	Hilton Hotels Corporation	663,570

35,511	Marriott International Incorporated	1,129,605

30,338	Starwood Hotels & Resorts	721,740

		2,514,915

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INDEX PORTFOLIO

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment – 4.74%

11,006	American Standard Companies†	$756,883

54,752	Apple Computer Incorporated†	774,193

250,662	Applied Materials Incorporated†	3,153,328

51,170	Baker Hughes Incorporated	1,531,518

11,938	Black & Decker Corporation	416,159

52,277	Caterpillar Incorporated	2,572,028

1,080,210	Cisco Systems Incorporated†	13,934,709

6,303	Cummins Incorporated	155,054

36,340	Deere & Company	1,426,708

391,751	Dell Computer Corporation†	10,698,720

30,730	Dover Corporation	744,281

10,708	Eaton Corporation	749,025

334,122	EMC Corporation†	2,415,702

49,219	Gateway Incorporated†	116,157

463,625	Hewlett-Packard Company	7,209,369

25,713	Ingersoll-Rand Company – Class A†	992,265

12,902	International Game Technology†	1,056,674

30,101	Jabil Circuit Incorporated†	526,767

19,127	Lexmark International Incorporated†	1,280,553

18,678	Pall Corporation	373,560

17,940	Parker Hannifina Corporation	694,996

35,927	Pitney Bowes, Incorporated†	1,146,790

125,493	Solectron Corporation†	378,988

13,406	Stanley Works	321,610

35,020	Symbol Technologies Incorporated	301,522

71,443	United Technologies Corporation	4,127,977

		57,855,536

Information, Business Services – 0.11%

38,792	ITT Hartford Group Incorporated	1,368,970

Insurance Agents, Brokers And Service – 0.38%

47,049	AON Corporation	972,973

24,644	Humana Incorporated†	236,582

81,573	Marsh & Mclennan Companies Incorporated	3,477,458

		4,687,013

Insurance Carriers – 4.88%

39,893	Ace Limited†	1,154,902

22,865	Aetna Incorporated – New	1,127,245

78,401	AFLAC Incorporated	2,512,752

106,770	Allstate Corporation	3,541,560

16,096	Ambac Financial Group Incorporated	813,170

396,215	American International Group	19,592,832

21,484	Anthem Incorporated†	1,423,315

25,981	Chubb Corporation	1,151,478

21,202	Cigna Corporation	969,355

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Insurance Carriers (continued)

24,528	Cincinnati Financial Corporation	$860,197

21,794	Jefferson-Pilot Corporation	838,633

43,761	John Hancock Financial	1,215,681

26,892	Lincoln National Corporation	752,976

28,166	Loews Corporation	1,122,133

22,040	Mbia Incorporated	851,626

106,364	MetLife Incorporated	2,805,882

15,261	MGIC Investment Corporation	599,299

48,645	Principal Financial Group	1,320,225

33,076	Progressive Corporation	1,961,738

85,988	Prudential Financial Incorporated	2,515,149

20,992	Safeco Corporation	734,090

34,400	St Paul Companies Incorporated	1,093,920

17,988	Torchmark Corporation	643,970

152,810	Travelers Prop Casualty – B†	2,156,149

46,242	Unitedhealth Group Incorporated	4,239,004

36,681	Unumprovident Corporation	359,474

22,594	Wellpoint Health Networks†	1,734,090

20,632	XL Capital Limited – Class A	1,460,333

		59,551,178

Lumber & Wood Products, Except Furniture – 0.05%

37,981	Georgia-Pacific Group	527,936

15,884	Louisiana-Pacific Corporation†	125,960

		653,896

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 2.69%

70,935	Agilent Technologies Incorporated†	932,796

31,813	Applera Corporation PE Biosystems	503,600

7,840	Bard (C R ) Incorporated	494,390

8,102	Bausch & Lomb Incorporated	266,475

90,113	Baxter International Incorporated	1,679,706

38,686	Becton Dickinson & Company	1,332,346

39,331	Biomet Incorporated	1,205,495

61,946	Boston Scientific Corporation†	2,524,919

23,149	Danaher Corporation	1,522,277

44,316	Eastman Kodak Company	1,311,754

46,605	Guidant Corporation	1,687,101

37,117	IMS Health Incorporated	579,396

28,889	KLA-Tencor Corporation†	1,038,328

185,231	Medtronic Incorporated	8,357,623

7,350	Millipore Corporation	240,345

19,190	Perkinelmer Incorporated	170,599

61,649	Raytheon Company	1,748,982

26,969	St Jude Medical Incorporated†	1,314,739

30,067	Stryker Corporation	2,064,100

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INDEX PORTFOLIO

Shares	Security Name	Value

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods (continued)

13,204	Tektronix Incorporated	$226,449

27,807	Teradyne Incorporated†	323,673

24,836	Thermo Electron Corporation†	449,532

19,615	Waters Corporation†	415,054

111,683	Xerox Corporation†	971,642

29,623	Zimmer Holdings Incorporated†	1,440,566

		32,801,887

Membership Organizations – 0.58%

19,658	Allergan Incorporated	1,340,872

16,678	Avery Dennison Corporation	978,498

21,608	Equifax, Incorporated	431,944

28,200	Rockwell Automation, Incorporated	583,740

88,430	Schlumberger Limited, Curacao	3,361,224

11,593	Sunoco, Incorporated	423,957

		7,120,235

Metal Mining – 0.20%

22,007	Freeport-Mcmoran C & G	375,219

61,014	Newmont Mining Corporation	1,595,516

13,503	Phelps Dodge Corporation	438,578

		2,409,313

Mining & Quarrying of Nonmetal – 0.04%

15,419	Vulcan Materials Company	466,116

Miscellaneous Manufacturing Industries – 0.52%

26,302	Hasbro Incorporated	365,335

66,413	Mattel Incorporated	1,494,293

22,047	Tiffany & Company	551,175

303,184	Tyco International Limited	3,898,946

		6,309,749

Miscellaneous Retail – 0.84%

69,231	Costco Wholesale Corporation†	2,079,007

59,683	CVS Corporation	1,423,440

46,867	Office Depot Incorporated†	554,437

71,893	Staples Incorporated†	1,317,799

32,267	Toys R Us Incorporated†	270,074

155,671	Walgreen Company	4,589,181

		10,233,938

Motion Pictures – 0.43%

310,212	Walt Disney Company	5,279,808

Motor Freight Transportation & Warehousing – 0.80%

170,700	United Parcel Service, Incorporated	9,729,900

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Non-Depository Credit Institutions – 2.46%

199,630	American Express Company	$6,633,705

33,699	Capital One Financial	1,011,307

19,195	Countrywide Financial	1,103,713

105,669	FHLMC	5,611,024

151,129	FNMA	9,876,280

194,063	MBNA Corporation	2,920,648

43,902	Providian Financial Corporation	287,997

23,320	SLM Corporation	2,586,654

		30,031,328

Oil And Gas – 0.86%

162,240	ChevronTexaco Corporation	10,488,816

Oil And Gas Extraction – 1.02%

37,762	Anadarko Petroleum Corporation	1,718,171

24,281	Apache Corporation	1,499,109

23,967	BJ Services Company†	824,225

30,580	Burlington Resources Incorporated	1,458,972

23,795	Devon Energy Corporation	1,147,395

17,548	EOG Resources Incorporated	694,199

15,246	Kerr-Mcgee Corporation	619,140

21,984	Nabors Industries Limited†	876,502

20,328	Noble Corporation†	638,706

57,403	Occidental Petroleum Corporation	1,719,794

14,208	Rowan Companies Incorporated†	279,329

48,485	Transocean Incorporated	991,518

		12,467,060

Paper And Allied Products – 0.65%

8,041	Bemis Company Incorporated	338,204

8,853	Boise Cascade Corporation	193,438

72,725	International Paper Company	2,458,105

78,123	Kimberly-Clark Corporation	3,551,472

30,400	Meadwestvaco Corporation	692,512

24,069	Pactiv Corporation†	488,601

8,158	Temple Inland, Incorporated	305,109

		8,027,441

Personal Services – 0.50%

25,865	Cintas Corporation†	850,959

27,135	H & R Block Incorporated	1,158,393

138,032	Target Corporation	4,038,816

		6,048,168

Petroleum Refining And Related Industries – 0.61%

13,548	Amerada Hess Corporation	599,635

10,366	Ashland Incorporated	307,559

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INDEX PORTFOLIO

Shares	Security Name	Value

Petroleum Refining And Related Industries (continued)

102,802	Conocophillips	$5,510,187

39,171	Unocal Corporation	1,030,589

		7,447,970

Primary Metal Industries – 0.29%

128,334	Alcoa Incorporated	2,487,113

19,409	Engelhard Corporation	415,741

11,873	Nucor Corporation	453,192

13,045	Worthington Industries	155,627

		3,511,673

Printing, Publishing, And Allied Industries – 1.57%

10,002	American Greetings†	131,026

12,442	Dow Jones & Company Incorporated	440,944

40,595	Gannett Company Incorporated	2,859,106

12,395	Knight Ridder Incorporated	725,108

29,436	McGraw Hill, Incorporated	1,636,347

7,559	Meredith Corporation	288,603

22,984	New York Times Company	991,760

17,212	RR Donnelley & Sons Company	315,324

46,294	Tribune Company (New)	2,083,693

267,490	Viacom Incorporated†	9,768,735

		19,240,646

Railroad Transportation – 0.47%

56,942	Burlington No Santa Fe	1,417,856

32,608	CSX Corporation	929,980

59,093	Norfolk Southern Corporation	1,096,766

38,554	Union Pacific Corporation	2,120,470

		5,565,072

Rubber And Miscellaneous Plastics Products – 0.27%

11,171	Cooper Tire & Rubber Company	136,286

26,627	Goodyear Tire & Rubber Co†	137,662

40,167	Nike Incorporated – Cl B	2,065,387

9,107	Reebok International Limited†	299,165

12,749	Sealed Air Corporation†	511,617

8,859	Tupperware Corporation	122,431

		3,272,548

Security And Commodity Brokers, Dealers, Exchanges & Services – 1.85%

15,074	Bear Stearns Companies Incorporated	988,854

204,084	Charles Schwab Corporation	1,473,486

39,097	Franklin Resources Incorporated	1,286,682

71,683	Goldman Sachs Group Incorporated	4,880,179

33,792	Janus Capital Group Incorporated	384,891

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Security And Commodity Brokers, Dealers, Exchanges & Services (continued)

36,835	Lehman Brothers Holdings	$2,127,221

131,300	Merrill Lynch & Company Incorporated	4,648,020

164,536	Morgan Stanley	6,309,956

18,576	T Rowe Price Group Incorporated	503,763

		22,603,052

Social Services – 0.21%

46,663	Dominion Resources, Incorporated (VA)	2,583,730

Stone, Clay, Glass, And Concrete Products – 0.09%

182,066	Corning Incorporated†	1,063,265

Tobacco Products – 0.98%

314,201	Altria Group Incorporated	9,413,461

64,537	KeyCorp	1,455,955

12,887	RJ Reynolds Tobacco Hldgs	415,735

25,485	UST Incorporated	703,386

		11,988,537

Transportation By Air – 0.36%

18,736	Delta Air Lines Incorporated	166,750

45,330	Fedex Corporation	2,496,324

117,660	Southwest Airlines Company	1,689,598

		4,352,672

Transportation Equipment – 1.26%

13,692	Brunswick Corporation	260,148

22,570	Dana Corporation	159,344

84,977	Delphi Corporation	580,393

278,731	Ford Motor Company	2,096,057

30,519	General Dynamics Corporation	1,680,681

85,124	General Motors Corporation†	2,861,869

26,528	Genuine Parts Company	809,369

17,845	Goodrich Company, BF	250,901

45,969	Harley-Davidson Incorporated	1,825,429

13,943	ITT Industries Incorporated	744,696

10,363	Navistar International Corporation	255,033

27,724	Northrop Corporation	2,378,719

17,601	Paccar Incorporated	884,802

20,651	Textron Incorporated	567,077

		15,354,518

Transportation Services – 0.03%

21,671	Sabre Holdings Corporation†	344,786

Utilities Revenue – 0.09%

47,414	Marathon Oil Corporation	1,136,514

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INDEX PORTFOLIO

Shares	Security Name	Value

Water Transportation – 0.18%

89,153	Carnival Cruise Lines	$2,149,479

Wholesale Trade-Durable Goods – 2.20%

13,888	Grainger (W W ) Incorporated	595,795

451,197	Johnson & Johnson	26,110,770

19,597	Visteon Corporation	116,406

		26,822,971

Wholesale Trade Non-Durable Goods – 0.88%

16,741	AmerisourceBergen Corporation	878,903

9,167	Brown-Forman Corporation	704,942

68,677	Cardinal Health Incorporated	3,912,529

44,193	Mckesson Corporation	1,101,731

66,998	Safeway Incorporated†	1,268,271

20,305	Supervalu	314,728

99,288	Sysco Corporation	2,525,887

		10,706,991

Total Common Stock – ($1,288,095,785)		1,187,579,980

Rights – 0.00%

32,300	Seagate Rights (a)	0

Total Rights (Cost $0.00)		0

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INDEX PORTFOLIO

Principal	Security Name	Interest Rate		Maturity Date	Value

Short Term Investments – 2.56%

Us Government – 0.32%

$420,00	UST Bill, Due 4/1/3#	1.60	%ª	04/10/2003	$419,833

1,430,000	UST Bill, Due 4/1/3#	1.47	ª	04/10/2003	1,429,474

750,000	UST Bill, Due 4/1/3#	1.58	ª	04/10/2003	749,704

345,000	UST Bill, Due 4/1/3#	1.62	ª	04/10/2003	344,860

1,005,000	UST Bill, Due 6/5/3#	1.20	ª	06/05/2003	1,002,975

					3,946,846

Repurchase Agreement – 2.24%

27,405,826	Goldman Sachs & Company – 12% Collateralized by U.S. Government	1.42		04/01/2003	27,405,826

Total Short Term Investments (Cost $31,327,886)					31,352,672

Total Investment in Securities (Cost $1,319,423,671)*	99.83%				$1,218,932,652

Other Assets and Liabilities, Net	0.17				2,072,374

Total Net Assets	100.00%				$1,221,005,026

†	Non income producing securities
(a)	Security Fair Valued in accordance with the procedures approved by the Board of Directors.
#	Securities pledged as collateral for futures transactions. (See Note 2)
ª	Yield to Maturity.
‡	Security of an affiliate of the fund with a cost of $7,850,370
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized depreciation consist of:

Gross Unrealized Appreciation	$214,224,614
Gross Unrealized Depreciation	(314,715,633)

Net Unrealized Depreciation	$(100,491,019)

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

Common Stock – 89.75%

Australia – 2.97%

237,100	Australia and New Zealand Banking Group Limited (Depository Institutions)	$2,568,981

1,457,700	BHP Billiton Limited (Oil and Gas Extraction)	8,174,574

535,900	News Corporation (Printing, Publishing, and Allied Industries)	3,487,775

		14,231,330

Brazil – 0.73%

175,500	Aracruz Celulose (Paper and Allied Products)	3,511,755

Canada – 3.6%

89,700	Canadian National Railway (Railroad Transportation)†	3,826,584

372,200	Loblaw Companies Limited (Food Stores)†	13,423,532

		17,250,116

Finland – 1.46%

238,200	Nokia Oyj (Electronic and Other Electrical Equipment and Components, Except Computer Equipment)	3,290,644

399,900	Stora Enso Oyj (Paper and Allied Products)	3,687,343

		6,977,987

France – 7.05%

238,600	Arcelor (Primary Metal Industries)	2,098,509

166,400	Aventis (Chemicals and Allied Products)	7,304,808

56,300	Lafarge SA (Business Services/Computer Software)	3,151,601

57,205	Sanofi-Synthelabo (Chemicals and Allied Products)	2,878,290

110,000	Television Francaise (Communications)	2,506,274

124,900	Total Fina (Oil and Gas Extraction)	15,809,782

		33,749,264

Germany – 2.79%

144,700	EON AG (Electric, Gas, and Sanitary Services)	5,965,350

27,000	Muenchener Rueckversicherung AG (Business Services)	1,546,780

77,300	SAP AG (Electronic and Other Electrical Equipment and Components, Except Computer Equipment)	5,858,105

		13,370,235

Greece – 0.20%

102,800	Hellenic Tellecommunication Organization SA (Ote) (Electronic and Other Electrical Equipment & Components, Except Computer Equipment)	942,275

Hong Kong – 1.21%

563,120	HSBC Holdings PLC (Non-Depository Credit Institutions)	5,794,054

Ireland – 2.33%

173,100	Anglo Irish Bank Corporation (Depository Institutions)	1,235,322

368,700	Bank of Ireland (Banking)	3,938,776

144,200	Ryanair Holdings PLC (Transportation by Air)†	5,979,974

		11,154,072

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

Italy – 2.85%

114,900	Banco Populare Di Verona (Depository Institutions)	$1,303,944

741,800	ENI SpA (Oil and Gas Extraction)	9,907,719

643,200	Unicredito Italiano SpA (Depository Institutions)	2,449,497

		13,661,160

Japan – 13.9%

177,493	7-11 Japan (General Merchandise Stores)	4,685,050

258,268	Canon Incorporated (Measuring, Analyzing and Controlling Instruments: Photographic, Medical & Optical Goods)	9,016,949

55,200	Fanuc Company (Electronic and Other Electrical Equipment and Components, Except Computer Equipment)	2,392,714

211,785	Fuji Photo Film Company Ordinary (Packaged Foods)	6,501,075

157,200	Fujisawa Pharmaceuticals (Chemicals and Allied Products)	3,161,765

592,793	Nomura Holdings Incorporated (Security and Commodity Brokers, Dealers, Exchanges & Services)	6,173,887

1,787	NTT DoCoMo Incorporated (Business Services)	3,330,469

166,445	Ricoh Company Limited (Electronic and Other Electrical Equipment and Components, Except Computer Equipment)	2,600,967

84,000	Rinnai Corporation (Building Materials, Hardware, Garden Supply, and Mobile Home Dealers)	1,700,118

75,539	Secom Company Limited (Communications)	1,936,571

292,942	Sharp Corporation (Electronic and Other Electrical Equipment and Components, Except Computer Equipment)	2,890,388

153,300	Sony Corporation (Electronic and Other Electrical Equipment and Components, Except Computer Equipment)	5,429,753

85,500	Takeda Chemical Inds (Chemicals and Allied Products)	3,194,173

111,700	Tostem Inax Holding Corporation (Building Materials, Hardware, Garden Supply, and Mobile Home Dealers)	1,185,953

556,500	Toyota Motor Corporation (Transportation Equipment)	12,366,147

		66,565,979

Korea (South) – 0.60%

2,400	Samsung Electronics (Electronic and Other Electrical Equipment and Components, Except Computer Equipment)	140,040

49,300	Samsung Electronics (Electronic and Other Electrical Equipment and Components, Except Computer Equipment)	2,711,707

		2,851,747

Mexico – 0.70%

1,371,300	Walmart De Mexico (General Merchandise Stores)	3,334,052

Netherlands – 6.29%

110,200	Heineken NV (Food and Kindred Products)	4,087,316

511,500	Philips Electronics NV (Electronic and Other Electrical Equipment & Components, Except Computer Equipment)	8,031,781

297,300	Royal Dutch Petroleum Company (Petroleum Refining and Related Industries)	12,103,908

388,100	TPG NV (Transportation Services)	5,912,001

		30,135,006

Singapore – 1.10%

1,012,080	DBS Group Holdings Limited (Non-Depository Credit Institutions)	5,274,983

Spain – 1.62%

85,200	Banco Populare (Depository Institutions)	3,681,631

437,151	Telefonica SA (Communications)†	4,088,064

		7,769,695

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

Sweden – 0.40%

661,500	Teliasonera AB (Communications)	$1,895,809

Switzerland – 9.91%

121,400	Adecco SA (Business Services)	3,373,071

157,500	Credit Suisse Group (Non-Depository Credit Institutions)	2,738,705

73,000	Nestle SA (Food and Kindred Products)	14,449,188

288,100	Novartis AG (Chemicals and Allied Products)	10,669,502

326,300	Stmicroelectronics NV (Electronic and Other Electrical Equipment & Components, Except Computer Equipment)	6,177,631

66,860	Swiss Reinsurance (Insurance Carriers)	3,280,022

158,900	UBS AG (Depository Institutions)	6,760,651

		47,448,770

United Kingdom – 19.74%

155,200	Amersham PLC (Health Services)	1,008,254

1,117,900	Barclays PLC (Foreign Depository Institutions)	6,449,590

91,100	BNP Paribas SA (Depository Institutions)	3,648,294

1,337,800	BP Amoco PLC (Oil and Gas Extraction)	8,484,817

304,500	British Sky Broadcasting (Communications)†	3,015,399

905,755	Capita Group PLC (Health Services)	3,385,931

1,051,000	Centrica PLC (Electric, Gas, and Sanitary Services)	2,396,375

1,249,600	Compass Group PLC (Eating and Drinking Places)	5,337,931

867,400	Diageo PLC (Eating and Drinking Places)	8,898,163

288,700	Glaxo Smithkline (Chemicals and Allied Products)	5,079,000

239,200	HSBC Holdings PLC (Non-Depository Credit Institutions)	2,453,817

558,000	Pearson PLC (Printing, Publishing, and Allied Industries)	4,238,028

283,900	Reckitt Benckiser (Miscellaneous Consumer Products)	4,653,507

239,600	Rion Tinto PLC (Metal Mining)†	4,465,159

573,000	Royal Bank of Scotland (Depository Institutions)	12,906,419

430,600	Smith and Nephew PLC (Chemicals And Allied Products)	2,634,033

6,721,600	Vodafone Group PLC (Communications)	12,005,697

635,200	WPP Group PLC (Communications)	3,423,743

		94,484,157

USA – 10.30%

89,600	Glaxo Smithkline – ADR (Chemicals and Allied Products)	3,153,023

802,100	IShares MSCI Belgium Inde (Holding and Other Investment Offices)	6,841,913

522,400	IShares MSCI Germany Inde (Holding and Other Investment Offices)	4,539,656

292,000	IShares MSCI Italy Index (Holding and Other Investment Offices)	4,067,560

518,600	IShares MSCI Japan (Holding and Other Investment Offices)	3,350,156

434,700	IShares MSCI Netherlands (Holding and Other Investment Offices)	4,703,454

754,100	IShares MSCI Spain Index (Holding and Other Investment Offices)	13,664,292

600,500	IShares MSCI Sweden Index (Holding and Other Investment Offices)	5,536,610

309,000	IShares MSCI United Kingd (Holding and Other Investment Offices)	3,479,340

		49,336,004

Total Common Stock (Cost $511,570,629)		429,738,450

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

INTERNATIONAL EQUITY PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Short-Term Investments – 9.53%

Repurchase Agreement – 9.53%

$45,612,682	Credit Suisse First Boston – 102% Collateralized by US Government Securities	1.37%	04/01/2003	$45,612,682

Total Short-Term Investments (Cost $45,612,682)				45,612,682

Total Investments In Securities (Cost $557,183,311)*	99.28%	$475,351,132

Other Assets and Liabilities, Net	0.72	3,434,956

Total Net Assets	100.00%	$478,786,088

†	Non Income producing securities
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized depreciation consist of:

Gross Unrealized Appreciation	$5,359,601
Gross Unrealized Depreciation	(87,191,780)

Net Unrealized Depreciation	$(81,832,179)

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Common Stock – 94.88%

Apparel And Accessory Stores – 1.22%

59,900	Gap Incorporated	$867,951

Business Services – 8.42%

17,400	Affiliated Computer Services†	770,126

30,400	BMC Software Incorporated†	458,736

52,600	BEA Systems Incorporated†	535,994

10,700	Ebay Incorporated†	912,603

68,600	Microsoft Corporation	1,660,806

34,000	Network Associates Incorporated†	469,540

16,100	Symantec Corporation†	630,798

32,100	Veritas Software Corporation†	564,318

		6,002,921

Building Construction – General Contractors & Operative Builders – 1.03%

38,100	DR Horton Incorporated	731,520

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 1.12%

19,500	Lowe’s Companies Incorporated	795,990

Chemicals And Allied Products – 13.53%

21,400	Amgen Incorporated†	1,231,570

15,800	Avon Products Incorporated	901,390

19,400	Clorox Company	895,698

15,000	Colgate-Palmolive Company	816,600

15,500	Ecolab Incorporated	764,615

21,300	Gilead Sciences Incorporated†	894,387

68,800	Pfizer Incorporated†	2,143,808

26,300	Pharmacia Corporation	1,138,790

9,700	Procter & Gamble Company	863,785

		9,650,643

Communications – 3.16%

25,800	Centurytel Incorporated	712,080

20,400	Clear Channel Communication†	691,968

63,700	Nextel Communications Incorporated†	852,943

		2,256,991

Computers, Networks & Software – 0.29%

6,800	Adobe Systems, Incorporated	209,644

Depository Institutions – 5.63%

9,900	Bank Of America Corporation	661,716

29,100	Citigroup Incorporated	1,002,495

21,200	First Tennessee National Corporation	841,852

26,300	National City Corporation	732,455

56,300	Sovereign Bancorporation Incorporated	779,755

		4,018,273

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Drug & Hospital Supplies – 0.49%

8,500	Boston Scientific Corporation†	$346,460

Electric, Gas, And Sanitary Services – 1.08%

27,200	Southern Company Incorporated	773,568

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 4.56%

22,000	L-3 Communications Holdings†	883,740

23,900	Qlogic Corporation†	887,646

21,000	Qualcomm Incorporated†	757,260

44,000	Texas Instruments Incorporated	720,280

		3,248,926

Engineering, Accounting, Research Management & Related Services – 1.36%

16,300	Quest Diagnostics Incorporated†	972,947

Fabricated Metal Products, Except Machinery And Transportation Equipment – 2.35%

18,100	Fortune Brands Incorporated	775,947

18,900	Lockheed Martin Corporation	898,695

		1,674,642

Food And Kindred Products – 2.18%

17,600	Anheuser-Busch Companies Incorporated	820,336

18,300	Pepsico Incorporated	732,000

		1,552,336

Furniture And Fixtures – 1.24%

31,200	Newell Rubbermaid Incorporated	884,520

General Merchandise Stores – 1.09%

14,900	Wal-Mart Stores Incorporated	775,247

Health Services – 1.34%

17,200	Express Scripts Incorporated†	957,696

Higher Education – 1.22%

17,400	Apollo Group, Incorporated (Class A)†	868,260

Home Furniture, Furnishings, And Equipment Stores – 1.02%

21,100	Bed Bath & Beyond Incorporated†	728,794

Industrial & Commercial Machinery & Computer Equipment – 8.46%

63,400	Cisco Systems Incorporated†	817,860

33,100	Dell Computer Corporation†	903,961

17,600	IBM Corporation	1,380,368

9,700	International Game Technology†	794,430

6,700	3M Company	871,201

7,500	United Technologies Corporation	433,350

15,400	Varian Medical Systems†	830,522

		6,031,692

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Industrial Minerals – 0.98%

12,400	Praxair, Incorporated	$698,740

Insurance Carriers – 2.44%

21,100	Safeco Corporation	737,867

10,900	Unitedhealth Group Incorporated	999,203

		1,737,070

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 6.54%

14,400	Allergan Incorporated	982,224

27,000	Becton Dickinson & Company	929,880

19,600	Medtronic Incorporated	884,352

19,600	St Jude Medical Incorporated†	955,500

18,800	Zimmer Holdings Incorporated†	914,244

		4,666,200

Miscellaneous Retail – 2.44%

32,400	Amazon.com Incorporated†	843,372

48,800	Staples Incorporated†	894,504

		1,737,876

Non-Depository Credit Institutions – 2.42%

15,300	Countrywide Financial	879,750

12,900	FNMA	843,015

		1,722,765

Oil And Gas Extraction – 5.59%

16,200	Anadarko Petroleum Corporation	737,100

13,650	Apache Corporation	842,751

15,900	Devon Energy Corporation	766,698

19,400	EOG Resources Incorporated	767,464

29,100	Occidental Petroleum Corporation	871,836

		3,985,849

Other – 1.25%

31,000	Watson Pharmaceuticals†	891,870

Petroleum Refining And Related Industries – 1.84%

37,500	Exxon Mobil Corporation	1,310,625

Printing, Publishing, And Allied Industries – 3.13%

9,700	Gannett Company Incorporated	683,171

16,000	Tribune Company	720,160

22,700	Viacom Incorporated†	829,004

		2,232,335

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Security And Commodity Brokers, Dealers, Exchanges & Services – 2.42%

14,300	Bear Stearns Companies Incorporated	$938,080

16,100	Legg Mason Incorporated	784,714

		1,722,794

Transportation Equipment – 1.9%

18,200	Harley-Davidson Incorporated	722,722

11,900	ITT Industries Incorporated	635,579

		1,358,301

Wholesale Trade-Durable Goods – 1.91%

23,600	Johnson & Johnson	1,365,732

Wholesale Trade Non-Durable Goods – 1.23%

20,500	Dean Foods Company†	879,655

Total Common Stock (Cost $67,555,913)		67,658,833

Principal		Interest Rate	Maturity Date

Short-Term Investments – 5.14%

Repurchase Agreements – 5.14%

$3,667,216	Credit Suisse First Boston Repurchase Agreement – 102% Collateralized by US Government Securities†	1.37%	4/1/2003	3,667,215

Total Short-Term Investments (Cost $3,667,215)				3,667,215

Total Investments in Securities (Cost $71,223,128)*	100.02%			$71,326,048

Other Assets and Liabilities, Net	(0.02)			(3,912)

Total Net Assets	100.00%			$71,322,136

†	Non-Income earning securities.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation consist of:

Gross Unrealized Appreciation	2,970,343
Gross Unrealized Depreciation	(2,867,423)

Net Unrealized Appreciation	102,920

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

LARGE COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Common Stock – 98.27%

Apparel And Accessory Stores – 4.57%

1,838,200	Kohls Corporation†	$104,005,356

Building Materials, Hardware, Garden Suppy, & Mobile Home Dealers – 7.87%

1,066,600	Fastenal Company	30,067,453

2,953,417	Home Depot Incorporated	71,945,238

1,889,500	Lowe’s Companies Incorporated	77,129,390

		179,142,081

Business Services – 28.57%

682,100	Automatic Data Processing	21,001,859

656,800	Bisys Group Incorporated†	10,718,976

3,116,200	Concord EFS Incorporated†	29,292,280

698,200	DST Systems Incorporated†	18,991,040

1,646,100	Ebay Incorporated†	140,395,869

3,665,800	First Data Corporation	135,671,258

2,230,368	Fiserv Incorporated†	70,211,985

1,949,300	IMS Health Incorporated	30,428,573

5,902,320	Microsoft Corporation	142,895,167

1,420,500	Sungard Data Systems Incorporated†	30,256,650

1,159,700	Veritas Software Corporation†	20,387,526

		650,251,183

Chemicals And Allied Products – 9.39%

1,767,500	Amgen Incorporated†	101,719,625

3,590,325	Pfizer Incorporated	111,874,527

		213,594,152

Computer Technologies – 1.55%

1,292,300	Dell Computer Corporation†	35,292,713

Depository Institutions – 1.29%

926,300	State Street Corporation	29,298,869

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 7.9%

6,777,150	Intel Corporation	110,332,002

4,955,400	Nokia OYJ	69,425,154

		179,757,156

Engineering, Accounting, Research Management & Related Services – 4.16%

3,441,510	Paychex Incorporated	94,538,280

2,954	Per-Se Technologies Incorporated	32

		94,538,312

General Merchandise Stores – 3.04%

1,329,100	Wal-Mart Stores Incorporated	69,153,073

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

LARGE COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment – 4.24%

5,931,200	Cisco Systems Incorporated†	$76,512,480

2,748,500	EMC Corporation†	19,871,655

		96,384,135

Insurance Carriers – 4.38%

2,016,566	American International Group	99,719,189

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 6.25%

3,152,200	Medtronic Incorporated	142,227,264

Miscellaneous Retail – 2.36%

1,785,050	Costco Wholesale Corporation	53,605,052

Personal Services – 2.57%

1,775,150	Cintas Corporation	58,402,435

Security And Commodity Brokers, Dealers, Exchanges & Services – 7.82%

9,167,887	Charles Schwab Corporation	66,192,144

1,641,350	Goldman Sachs Group Incorporated	111,743,108

		177,935,252

Wholesale Trade Non-Durable Goods – 2.31%

923,100	Cardinal Health Incorporated	52,589,007

Total Common Stock (Cost $2,444,446,806)		2,235,895,229

Principal		Interest Rate	Maturity Date	Value

Short-Term Investments – 1.66%

Repurchase Agreements – 1.66%

$37,741,471	Credit Suisse First Boston Repurchase Agreement – 102% Collateralized by US Government Securities	1.37%	04/01/2003	37,741,471

Total Short-Term Investments (Cost $37,741,471)				37,741,471

Total Investments In Securities (Cost $2,482,188,277)	99.93%			$2,273,636,700

Other Assets And Liabilities, Net	0.07			1,600,245

Total Net Assets	100.00%			$2,275,236,945

†	Non-income earning securities
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized depreciation consist of:

Gross Unrealized Appreciation	232,030,231
Gross Unrealized Depreciation	(440,581,808)

Net Unrealized Depreciation	(208,551,577)

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP BASIC VALUE PORTFOLIO

Shares	Security Name	Value

Common Stock – 89.02%

Apparel & Accessory Stores – 3.06%

9,610	JOS A Bank Clothiers Incorporated†	$234,676

Business Services – 8.00%

12,500	EPIQ Systems Incorporated†	240,000

6,500	Elite Information Group†	61,243

22,850	Plumtree Software Incorporated†	91,400

12,271	Progress Software Corporation†	220,264

		612,907

Chemicals & Allied Products – 2.33%

5,000	Chattem Incorporated†	76,950

2,000	NBTY Incorporated†	37,920

3,670	United Therapeutics Corporation†	63,271

		178,141

Depository Institutions – 9.21%

1,876	Banknorth Group Incorporated	40,917

7,933	Colonial Bancgroup Incorporated	89,246

3,437	FNB Corporation	98,436

3,700	Prosperity Bancshares Incorporated	61,346

4,592	Provident Bankshares Corporation	105,983

3,000	Summit Bancshares Incorporated	57,360

3,332	United Bankshares Incorporated	92,296

2,130	West Essex Bancorp Incorporated†	74,401

2,500	Whitney Holding Corporation	85,300

		705,285

Eating & Drinking Places – 0.48%

2,783	Red Robin Gourmet Burgers†	36,986

Electric, Gas, & Sanitary Services – 8.30%

6,550	DQE Incorporated	79,845

4,500	Energen Corporation	144,270

6,853	Ferrellgas Partners LP	142,405

2,500	Hawaiian Electric Industries Incorporated	101,900

12,750	Southwestern Energy Company†	167,025

		635,445

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 4.08%

2,500	Moog Incorporated†	76,500

6,349	OSI Systems Incorporated†	100,378

12,520	Rayovac Corporation†	135,842

		312,720

Fabricated Metal Products, Except Machinery & Transportation Equipment – 1.31%

17,842	Crown Holdings Incorporated†	100,272

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP BASIC VALUE PORTFOLIO

Shares	Security Name	Value

Food & Kindred Products – 5.6%

5,000	Bunge Limited	$125,800

12,282	Boston Beer Incorporated Class A†	154,262

485	Farmer Brothers Company	148,914

		428,976

Health Services – 2.08%

2,750	Coventry Health Care Incorporated†	90,475

7,784	Province Healthcare Company†	68,888

		159,363

Holding & Other Investment Offices – 1.55%

6,810	Annaly Mortgage Management	118,971

Home Furniture, Furnishings, & Equipment Stores – 0.44%

1,931	Movie Gallery Incorporated†	33,638

Industrial & Commercial Machinery & Computer Equipment – 3.07%

3,950	Briggs & Stratton Corporation	153,418

4,250	Lufkin Industries Incorporated	81,388

		234,806

Insurance Carriers – 10.95%

10,271	Endurance Specialty Holdings†	248,455

8,192	Platinum Underwriters Holdings, Limited	207,667

8,700	Scottish Annuity & Life Holdings Limited	151,554

11,050	Ohio Casualty Corporation†	142,766

4,110	Zenith National Insurance	88,160

		838,602

Leather & Leather Products – 1.03%

7,042	Maxwell Shoe Company†	78,518

Leisure – 0.50%

4,926	Anthony Industries Incorporated†	38,029

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 1.05%

3,020	Vital Signs Incorporated	80,181

Miscellaneous Retail – 7.11%

12,690	Duane Reade Incorporated†	160,909

7,435	Hibbett Sporting Goods†	183,875

11,066	Jo-Ann Stores Incorporated†	199,741

		544,525

Motor Freight Transportation & Warehousing – 4.40%

9,030	Celadon Group Incorporated†	71,698

2,133	Hunt (JB) Transport Services	57,420

5,950	Pam Transportation Services†	130,186

3,230	Yellow Corporation†	77,940

		337,244

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP BASIC VALUE PORTFOLIO

Shares	Security Name	Value

Oil & Gas Extraction – 3.84%

6,660	Key Energy Services Incorporated†	$67,133

5,050	Patina Oil & Gas Corporation	166,145

1,810	Precision Drilling Corporation†	60,400

		293,678

Personal Services – 0.71%

3,500	Unifirst Corporation	54,075

Printing, Publishing, & Allied Industries – 1.07%

5,000	Ennis Business Forms	56,650

1,700	Standard Register Company	25,330

		81,980

Rubber & Miscellaneous Plastics Products – 2.94%

5,534	Constar International Group†	35,091

7,320	Jarden Corporation†	190,320

		225,411

Tobacco Products – 1.23%

2,500	Universal Corporation-VA	94,400

Transportation By Air – 2.33%

12,684	Atlantic Coast Airlines†	78,767

9,638	Skywest Incorporated	99,368

		178,135

Transportation Services – 0.75%

4,569	Pacer International Incorporated†	57,250

Wholesale Trade Non-Durable Goods – 1.60%

4,800	United Natural Foods Incorporated†	122,400

Total Common Stock (Cost $6,872,473)		6,816,614

Principal		Interest Rate	Maturity Date

Total Investments In Securities (Cost $6,872,473)	89.02%			$6,816,614

Other Assets And Liabilities, Net	10.98			840,647

Total Net Assets	100.00%			$7,657,261

†	Non-income earning securities
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized depreciation consist of:

Gross Unrealized Appreciation	$448,689
Gross Unrealized Depreciation	(504,548)

Net Unrealized Depreciation	$(55,859)

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Common Stock – 90.48%

Agricultural Production Crops – 0.26%

21,240	Delta & Pine Land Company	$480,236

Amusement And Recreation Services – 0.39%

16,102	Argosy Gaming Company†	321,718

18,449	Bally Total Fitness Holding†	93,536

14,427	Pinnacle Entertainment†	70,404

17,153	WMS Industries Incorporated†	218,701

		704,359

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.98%

3,570	Haggar Corporation	37,913

14,221	Kellwood Company	411,556

18,693	Nautica Enterprises Incorporated†	181,322

6,812	Oshkosh B’Gosh Incorporated	177,111

16,882	Phillips-Van Heusen Corporation	208,493

15,092	Quiksilver Incorporated†	462,117

17,907	Russell Corporation	313,373

		1,791,885

Apparel And Accessory Stores – 1.99%

24,941	Ann Taylor Stores Corporation†	512,039

7,203	Ashworth Incorporated†	45,739

24,750	Burlington Coat Factory	403,425

14,203	Cato Corporation	270,425

14,795	Children’s Place†	136,262

14,345	Christopher & Banks Corporation†	253,907

16,207	Dress Barn Incorporated†	217,984

11,214	Footstar Incorporated†	94,198

18,110	Goody's Family Clothing†	72,983

16,206	Gymboree Corporation†	243,738

17,275	Hot Topic Incorporated†	402,680

27,453	Pacific Sunwear Of California†	558,669

18,964	Too Incorporated†	314,992

16,431	Wet Seal Incorporated†	119,946

		3,646,987

Automotive Dealers And Gasoline Service Stations – 0.44%

29,648	O’Reilly Automotive Incorporated†	803,461

Automotive Repair, Services, And Parking – 0.14%

20,025	Central Parking Corporation	200,250

8,331	Midas Incorporated	60,816

		261,066

Building Construction – General Contractors & Operative Builders – 1.61%

14,746	MDC Holdings Incorporated	565,951

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Building Construction – General Contractors & Operative Builders (continued)

3,969	NVR Incorporated†	$1,305,801

14,275	Ryland Group Incorporated	616,537

18,187	Standard-Pacific Corporation	463,951

		2,952,240

Business Services – 6.14%

12,080	Aaron Rents Incorporated	246,190

27,297	ABM Industries Incorporated	358,683

15,510	Administaff Incorporated†	96,938

11,055	ADVO Incorporated†	364,815

23,490	American Management Systems†	283,759

8,121	Ansys Incorporated†	194,498

16,441	Arbitron Incorporated†	521,180

10,796	BARRA Incorporated†	320,533

12,858	Brady Corporation	363,624

6,811	Brooktrout Incorporated†	32,761

15,965	CACI International Incorporated†	532,592

17,739	Captaris Incorporated†	51,266

13,095	Carreker Corporation†	26,845

19,753	Cerner Corporation†	639,602

35,854	Ciber Incorporated†	170,665

23,673	Cognex Corporation†	501,157

11,609	Computer Task Group Incorporated	22,405

22,208	Dendrite International Incorporated†	188,768

25,960	Efunds Corporation†	178,345

19,974	Filenet Corporation†	209,527

12,323	Gerber Scientific Incorporated	81,085

10,099	Heidrick & Struggles Incorporated†	117,148

19,402	Hyperion Solutions Corporation†	470,499

6,812	Insurance Auto Auctions†	74,932

15,807	JDA Software Group Incorporated†	159,809

11,076	Kronos Incorporated†	388,214

22,841	Labor Ready Incorporated†	130,194

16,049	Manhattan Associates Incorporated†	281,339

8,430	Mapinfo Corporation†	32,624

7,068	Memberworks Incorporated†	147,651

25,850	Midway Games Incorporated†	85,564

13,564	MRO Software Incorporated†	93,049

14,412	NCO Group Incorporated†	208,974

19,338	NDCHealth Corporation	324,298

19,087	Netegrity Incorporated†	70,813

12,590	Network Equipment Technology†	75,918

14,690	On Assignment Incorporated†	62,139

11,075	PC-Tel Incorporated†	99,786

13,687	Phoenix Technologies Limited†	58,170

18,574	Progress Software Corporation†	333,403

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Business Services (continued)

8,791	QRS Corporation†	$43,164

15,556	Radiant Systems Incorporated†	115,114

9,820	Radisys Corporation†	65,107

10,804	Roxio Incorporated†	66,985

22,605	Serena Software Incorporated†	360,798

32,797	Spherion Corporation†	130,204

9,548	SPSS Incorporated†	108,083

7,891	StarTek Incorporated†	180,309

18,701	Systems & Computer Technology†	143,063

22,772	Take-Two Interactive†	508,954

7,617	Talx Corporation	98,792

22,083	THG Incorporated†	288,846

19,361	Verity Incorporated†	268,150

8,465	Volt Information Sciences†	86,851

11,935	Websense Incorporated†	175,086

		11,239,268

Chemicals And Allied Products – 4.22%

28,565	Alpharma Incorporated	512,170

12,463	Arch Chemicals Incorporated	233,058

11,886	ArQule Incorporated†	28,645

14,479	Cambrex Corporation	347,786

7,918	Cima Labs Incorporated†	171,821

15,880	Diagnostic Products Corporation	593,118

17,978	Georgia Gulf Corporation	361,898

15,787	HB Fuller Company	364,995

19,131	IDEXX Laboratories Incorporated†	669,011

17,884	Macdermid Incorporated	365,728

14,854	Medicis Pharmaceutical†	825,734

14,005	MGI Pharma Incorporated†	176,603

8,455	Natures Sunshine Products	74,150

36,967	NBTY Incorporated†	700,894

12,546	Noven Pharmaceuticals Incorporated†	177,150

15,678	OM Group Incorporated	137,183

22,205	Omnova Solutions Incorporated†	65,505

14,113	Parexel International Corporation†	193,630

4,338	Penford Corporation	51,926

50,977	Polyone Corporation	198,810

5,186	Quaker Chemical Corporation	105,794

17,171	Scotts Company (The)†	889,458

9,630	Surmodics Incorporated†	297,663

17,724	Wellman, Incorporated	165,365

		7,708,095

Coal Mining – 0.22%

41,899	Massey Energy Company	393,851

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Communications – 0.87%

20,824	Anixter International Incorporated†	$472,080

12,729	Audiovox Corporation†	94,322

9,670	Boston Communications Group†	151,432

31,012	General Communication Incorporated†	184,521

20,578	Global Payments Incorporated	628,041

13,727	Metro One Telecomm Incorporated†	68,361

		1,598,757

Construction Special Trade Contractors – 0.33%

8,298	EMCOR Group Incorporated†	400,379

14,749	Insituform Technologies†	198,374

		598,753

Depository Institutions – 7.61%

13,602	Anchor Bancorp Wisconsin	298,564

13,887	Bankunited Financial Corporation†	245,106

12,602	Boston Private Financial Holdings	188,526

20,191	Chittenden Corporation	527,793

25,137	Commercial Federal Corporation	545,976

14,334	Dime Community Bancshares	327,245

15,536	Downey Financial Corporation	612,274

13,278	East West Bancorp Incorporated	409,626

22,226	First Bancorp	599,657

26,082	First Midwest Bancorp Incorporated	673,176

8,138	First Republic Bank†	175,781

9,417	FirstFed Financial Corporation†	284,299

16,339	Flagstar Bancorp Incorporated	430,859

6,419	GBC Bancorp/California	155,019

25,044	Hudson United Bancorp	771,355

15,442	Irwin Financial Corporation	300,965

12,933	MAF Bancorp Incorporated	435,195

13,635	Provident Bankshares Corporation	314,696

15,857	Riggs National Corporation Washington Dc	227,548

13,258	Seacoast Financial Services	241,970

26,342	South Financial Group Incorporated	570,304

18,830	Southwest Bancorp of Texas†	565,465

33,504	Staten Island Bancorp Incorporated	499,880

24,438	Sterling Bancshares Texas	290,568

22,039	Susquehanna Bancshares	456,648

41,287	TrustCo Bank Corporation NY	397,594

11,694	UCBH Holdings Incorporated	514,302

23,461	United Bankshares Incorporated	649,870

38,669	Washington Federal Incorporated	814,369

19,865	Waypoint Financial Corporation	342,870

22,266	Whitney Holding Corporation	759,716

9,556	Wintrust Financial Corporation	273,302

		13,900,518

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Durable Goods – Consumer – 0.25%

14,970	Sturm Ruger & Company, Incorporated	$131,137

10,106	Tractor Supply Company†	333,700

		464,837

Eating And Drinking Places – 2.39%

15,801	AFC Enterprises†	212,681

15,312	CEC Entertainment Incorporated†	416,640

11,685	IHOP Corporation†	263,380

20,320	Jack In The Box Incorporated†	367,995

15,431	Landry’s Seafood Restaurant	259,241

11,661	Lone Star Steakhouse	247,097

10,980	O’Charley’s Incorporated†	210,487

10,391	Papa Johns International†	260,087

13,946	PF Chang’s China Bistro†	516,002

12,234	Rare Hospitality International Incorporated†	340,595

24,048	Ryan’s Family Steak Houses†	252,528

21,618	Sonic Corporation†	550,394

14,978	Steak n Shake Company/The†	136,899

11,319	Triarc Companies†	315,233

		4,349,259

Educational Services – 0.38%

25,077	ITT Educational Services†	702,156

Electric Generation – 0.39%

15,462	UGI Corporation	706,613

Electric Intergrated – 0.07%

8,940	NUI Corporation	130,524

Electric, Gas, And Sanitary Services – 3.76%

8,437	American States Water Company	201,644

25,238	Atmosphere Energy Corporation	536,560

26,677	Avista Corporation	282,509

6,145	Cascade Natural Gas Corporation	119,213

6,520	Central Vermont Public Service	112,144

8,898	CH Energy Group Incorporated	371,047

26,164	Cleco Corporation	328,358

27,747	El Paso Electric Company†	299,668

19,267	Energen Corporation	617,700

2,736	Green Mountain Power Corporation	55,294

10,569	Laclede Group Incorporated	245,201

15,037	New Jersey Resources	490,958

14,205	Northwest Natural Gasco	356,546

20,803	Northwestern Corporation	43,686

18,456	Piedmont Natural Gas Company	657,956

30,918	Southern Union Company†	375,654

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Electric, Gas, And Sanitary Services (continued)

18,471	Southwest Gas Corporation	$375,885

18,769	Southwestern Energy Company†	245,874

8,044	UIL Holdings Corporation	279,127

18,677	Unisource Energy Corporation	323,112

15,545	Waste Connections Incorporated†	536,303

		6,854,439

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 6.83%

13,424	Actel Corporation†	229,013

23,074	Acuity Brands Incorporated	310,345

59,646	Adaptec Incorporated†	359,665

17,855	Advanced Energy Industry†	153,374

33,440	Aeroflex Incorporated†	189,270

16,991	Allen Telecom Incorporated†	165,662

19,911	Alliance Semiconductor†	63,715

13,071	Applica Incorporated†	63,917

21,351	Artesyn Technologies Incorporated†	66,188

12,152	Astropower Incorporated†	50,795

17,093	ATMI Incorporated†	329,211

18,988	Baldor Electric Company	406,343

6,080	Bel Fuse Incorporated	122,208

13,499	Benchmark Electronics Incorporated†	382,427

14,296	C&D Technologies Incorporated	171,266

24,912	Cable Design Technologies†	165,665

7,271	Catapult Communications†	46,244

20,231	C-COR.net Corporation†	66,762

18,086	Checkpoint Systems Incorporated†	177,966

6,520	Concerto Software Incorporated†	35,860

9,520	Concord Communications†	81,586

18,976	CTS Corporation	115,754

14,864	Cubic Corporation	242,580

18,983	Cymer Incorporated†	448,948

11,703	Dionex Corporation†	386,550

15,090	DSP Group Incorporated†	273,582

10,047	Dupont Photomasks Incorporated†	201,543

15,420	Electro Scientific Industry†	193,675

24,076	ESS Technology Incorporated†	143,493

22,250	Exar Corporation†	282,802

17,939	Harman International Industry	1,050,687

33,413	Harmonic Incorporated†	111,265

14,521	Helix Technology Corporation	125,026

14,193	Hutchinson Technology†	350,851

13,708	Inter-Tel Incorporated	205,757

13,088	Magnetek Incorporated†	31,411

11,801	Mercury Computer System Incorporated†	320,987

19,520	Methode Electronics	158,112

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Electronic And Other Electrical Equipment & Components, Except Computer Equipment (continued)

16,095	Microsemi Corporation†	$176,240

3,801	National Presto Industries, Incorporated	99,396

10,950	Park Electrochemical Corporation	165,783

1	Parthusceva Incorporated†	3

14,319	Pericom Semiconductor†	111,402

17,823	Photronics Incorporated†	211,915

15,850	Power Integrations Incorporated†	328,571

13,915	Regal Beloit	213,039

8,807	Rogers Corporation†	261,744

7,129	Royal Appliance Manufacturing Company†	52,327

6,220	Salton Incorporated†	65,310

8,123	SBS Technologies Incorporated†	59,054

76,814	Skyworks Solutions Incorporated†	478,551

16,173	Smith (AO) Corporation	433,436

9,302	Standard Microsystems†	141,297

7,041	Supertex Incorporated†	96,814

23,398	Symmetricom Incorporated†	88,678

22,324	Technitrol Incorporated	326,823

11,920	Three-Five Systems Incorporated†	60,792

7,539	Tollgrade Communications†	108,185

18,988	Varian Semiconductor Equipment†	386,216

14,532	Viasat Incorporated†	165,229

23,545	Vicor Corporation†	134,207

10,343	Zix Corporation†	44,475

		12,489,992

Electronic Data Processing – 0.33%

18,801	FactSet Research Systems, Incorporated	610,092

Engineering, Accounting, Research Management & Related Services – 2.75%

32,670	Bio-Technology General†	87,882

10,741	CDI Corporation†	250,265

30,698	Cephalon Incorporated†	1,226,078

21,693	Kroll Incorporated†	464,447

11,797	Maximus Incorporated†	250,332

30,917	Pharmaceutical Product Development†	830,152

35,233	PRG-Schultz International Incorporated†	254,030

24,497	Regeneron Pharmaceutical†	184,217

9,732	SourceCorp Incorporated†	136,345

29,680	Tetra Tech Incorporated†	419,675

17,930	URS Corporation†	206,733

49,667	US Oncology Incorporated†	352,636

18,336	Watson Wyatt & Company Holdings†	368,556

		5,031,348

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Fabricated Metal Products, Except Machinery And Transportation Equipment – 2.13%

21,237	Alliant Techsystems Incorporated†	$1,147,010

19,988	Aptargroup Incorporated	646,612

10,509	Barnes Group, Incorporated	222,370

3,510	Butler Manufacturing Company	57,564

15,758	Commercial Metals Company	219,824

18,203	Griffon Corporation†	234,820

7,805	Material Sciences Corporation†	78,596

7,944	Mobile Mini Incorporated†	126,945

20,990	Shaw Group Incorporated†	210,950

13,625	Simpson Manufacturing Company†	460,525

7,285	SPS Technologies Incorporated	177,754

31,552	Tower Automotive Incorporated†	74,778

15,050	Watts Industries, Incorporated	234,479

		3,892,227

Food And Kindred Products – 1.07%

9,826	American Italian Pasta Company†	424,975

5,019	Coca-Cola Bottling Company	250,448

19,839	Corn Products International Incorporated	578,505

4,956	J & J Snack Foods Corporation†	150,266

16,187	Lance Incorporated	130,143

16,068	Ralcorp Holdings Incorporated-New†	418,411

		1,952,748

Food Stores – 0.32%

21,426	Great Atlantic & Pacific Tea Company†	92,346

16,207	Panera Bread Company†	494,151

		586,497

Food – Wholesale – 0.22%

14,696	Flowers Foods, Incorporated†	402,523

Forestry – 0.09%

6,628	Deltic Timber Corporation	158,409

Furniture And Fixtures – 0.69%

6,453	Bassett Furniture Industry Incorporated	67,757

19,526	BE Aerospace Incorporated†	37,099

21,013	Ethan Allen Interiors Incorporated	618,413

31,551	La-Z-Boy Incorporated	545,201

		1,268,470

General Merchandise Stores – 0.56%

27,620	Casey's General Stores	328,678

14,276	Fred's Incorporated	397,587

16,092	Shopko Stores Incorporated†	187,472

23,093	Stein Mart Incorporated†	117,774

		1,031,511

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Health Services – 2.35%

26,466	Accredo Health Incorporated†	$644,156

11,429	Amsurg Corporation†	288,011

5,448	Chemed Corporation	172,647

10,888	CryoLife Incorporated†	74,583

6,669	Curative Health Services†	113,907

15,835	Enzo Biochem Incorporated†	206,963

35,806	Hooper Holmes Incorporated	179,030

9,083	IMPATH Incorporated†	122,621

18,110	Nautilus Group Incorporated†	258,249

28,442	Orthodontic Centers America†	148,183

14,039	Pediatrix Medical Group†	352,940

27,024	Province Healthcare Company†	239,162

8,812	Rehabcare Group Incorporated†	157,294

26,922	Renal Care Group Incorporated†	839,428

16,436	Sierra Health Services†	212,024

12,379	Sunrise Assisted Living†	297,096

		4,306,294

Heavy Construction Other Than Building Construction Contracts – 0.16%

13,281	Valmont Industries	286,870

Holding And Other Investment Offices – 2.40%

7,016	4 Kids Entertainment Incorporated†	82,789

15,564	Capital Automotive	388,166

12,566	Colonial Properties Trust	415,683

21,784	Community First Bankshares Incorporated	556,581

28,411	Cullen/Frost Bankers, Incorporated	863,126

10,158	Essex Property Trust Incorporated	530,756

13,538	Gables Residential Trust†	362,277

15,415	Glenborough Realty Trust	238,316

15,278	Kilroy Realty Corporation	337,644

19,871	Shurgard Storage Centers	616,994

		4,392,332

Home Furniture, Furnishings, And Equipment Stores – 0.58%

10,931	Bell Microproducts Incorporated†	55,857

12,110	Cost Plus Incorporated†	318,735

12,091	Haverty Furniture Incorporated	129,978

24,517	Linens ’n Things Incorporated†	498,185

8,111	Ultimate Electronics Incorporated†	64,484

		1,067,239

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.34%

20,119	Aztar Corporation†	270,198

16,349	Marcus Corporation	222,346

25,085	Prime Hospitality Corporation†	130,693

		623,237

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment – 5.27%

10,946	Astec Industries Incorporated†	$63,596

54,665	Axcelis Technologies Incorporated†	258,565

10,738	Black Box Corporation	318,167

12,042	Briggs & Stratton Corporation	467,711

20,349	Brooks Automation Incorporated†	196,775

9,620	Dril-Quip Incorporated†	131,505

8,904	Engineered Support System	348,592

16,487	Fedders Corporation	54,242

8,544	Flow International Corporation†	17,088

8,849	Gardner Denver Incorporated†	162,822

11,817	Global Imaging Systems†	218,615

25,262	Graco Incorporated	709,860

12,522	Hydril Company†	312,925

18,082	Idex Corporation	524,378

16,706	Kaydon Corporation	314,407

27,587	Kulicke & Soffa Industries†	131,038

32,141	Lennox International Incorporated	462,830

6,527	Lindsay Manufacturing Company	140,331

14,680	Manitowoc Company	246,771

9,658	Micros Systems Incorporated†	227,060

18,773	Milacron Incorporated	77,908

17,294	Nyfix Incorporated†	64,161

21,853	Paxar Corporation†	250,217

7,759	Planar Systems Incorporated†	91,246

14,583	Rainbow Technologies Incorporated†	137,518

7,982	Robbins & Myers Incorporated	107,438

8,731	SCM Microsystems Incorporated†	21,828

15,849	Stewart & Stevenson Services	172,754

9,513	Thomas Industries, Incorporated	235,922

47,540	Timken Company	742,575

6,930	Toro Company	485,447

12,586	Ultratech Stepper Incorporated†	150,654

14,256	Watsco Incorporated	195,022

15,028	W-H Energy Services Incorporated†	257,279

6,222	Woodward Governor Company	217,708

17,354	Zebra Technologies Corporation†	1,117,598

		9,632,553

Insurance Agents, Brokers And Service – 0.29%

16,985	Hilb, Rogal & Hamilton Company	530,611

Insurance Carriers – 2.25%

11,364	AMERIGROUP Corporation†	332,511

41,858	Fremont General Corporation	290,913

10,133	LandAmerica Financial Group Incorporated	402,787

26,625	Mid Atlantic Medical Services†	1,079,644

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Insurance Carriers (continued)

11,993	Philadelphia Cons Holding	$431,748

16,318	Presidential Life Corporation	102,640

13,728	RLI Corporation	368,871

5,466	Scpie Holdings Incorporated	34,108

14,701	Selective Insurance Group	360,763

9,861	Stewart Information Services†	228,874

26,801	UICI†	257,558

10,436	Zenith National Insurance	223,851

		4,114,268

Leather And Leather Products – 0.58%

9,820	Brown Shoe Company Incorporated	265,827

12,069	Genesco Incorporated†	171,621

9,912	K-Swiss Incorporated	253,252

22,531	Wolverine World Wide	377,394

		1,068,094

Legal Services – 0.10%

10,574	Pre-Paid Legal Services†	182,719

Lumber & Wood Products, Except Furniture – 0.23%

28,342	Champion Enterprises Incorporated†	52,149

8,806	Coachmen Industries, Incorporated	96,866

4,667	Skyline Corporation	121,809

9,867	Universal Forest Products	152,938

		423,762

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 7.60%

15,979	Advanced Medical Optics†	214,918

18,031	American Medical Systems†	260,548

7,393	Analogic Corporation	336,906

16,386	Armor Holdings Incorporated†	163,860

11,662	Arthrocare Corporation†	145,425

8,115	BEI Technologies Incorporated	78,716

8,247	Biosite Incorporated†	316,767

16,268	Coherent Incorporated†	305,025

11,627	Cohu Incorporated	170,103

15,529	Concord Camera Corporation†	77,800

15,943	CONMED Corporation†	261,625

17,192	Cooper Companies Incorporated	514,041

9,247	Cuno Incorporated†	310,977

8,215	Datascope Corporation	222,462

12,472	DRS Technologies Incorporated†	311,925

10,950	EDO Corporation	198,195

11,574	Esterline Technologies Company†	195,716

18,131	FEI Company†	289,371

9,437	FLIR Systems Incorporated†	447,408

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods (continued)

25,764	Fossil Incorporated†	$443,656

13,483	Haemonetics Corporation/Mass†	294,601

10,916	Hologic Incorporated†	93,998

7,868	ICU Medical Incorporated†	216,457

12,169	Inamed Corporation†	435,285

28,437	Input/Output Incorporated†	102,373

15,056	Integra LifeSciences Holding†	346,288

9,173	Intermagnetics General Corporation†	163,646

16,620	Invacare Corporation	523,364

9,417	Invision Technologies Incorporated†	211,600

9,764	Ionics Incorporated†	161,594

11,222	Itron Incorporated†	187,520

8,606	Keithley Instruments Incorporated	93,031

38,597	Kopin Corporation†	194,529

11,005	Meade Instruments Corporation†	29,383

25,791	Mentor Corporation	441,284

9,450	Osteotech Incorporated†	58,874

8,855	Photon Dynamics Incorporated†	144,868

34,733	Pinnacle Systems Incorporated†	361,571

6,882	PolyMedica Corporation	209,557

9,614	Possis Medical Incorporated†	155,362

18,391	ResMed Incorporated†	588,144

18,692	Respironics Incorporated†	642,463

17,448	Roper Industries Incorporated	503,375

9,084	Rudolph Technologies Incorporated†	131,264

13,682	Sola International Incorporated†	169,110

21,152	Sybron Dental Specialties†	369,102

23,104	Techne Corporation†	477,560

17,899	Teledyne Technologies Incorporated†	226,601

16,555	Theragenics Corporation†	57,280

16,174	Trimble Navigation Limited†	306,336

16,210	Veeco Instruments Incorporated†	250,282

14,581	Viasys Healthcare Incorporated†	204,134

7,228	Vital Signs Incorporated	191,903

11,250	X-Rite Incorporated	94,613

		13,902,796

Membership Organizations – 0.25%

11,458	Delphi Financial Group Incorporated Class A	448,924

Metal Mining – 0.12%

9,254	Brush Engin Materials	46,918

5,669	Cleveland-Cliffs Incorporated	105,727

24,201	Stillwater Mining Company†	60,502

		213,147

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Mining & Quarrying Of Nonmetallic Minerals, Except Fuels – 0.29%

15,888	Florida Rock Industries	$537,809

Miscellaneous Manufacturing Industries – 0.49%

8,484	Cross A T Company†	40,384

13,560	JAKKS Pacific Incorporated†	140,482

9,979	K2 Incorporated†	77,038

8,910	Lydall Incorporated†	78,408

11,389	Russ Berrie & Company Incorporated	364,448

9,379	Shuffle Master Incorporated†	188,996

		889,756

Miscellaneous Repair Services – 0.00%

3,564	Timco Aviation Services Incorporated†	1,069

Miscellaneous Retail – 0.86%

9,924	Action Performance Companies	209,893

13,582	Cash America International Incorporated	128,757

13,322	Duane Reade Incorporated†	168,923

10,535	Hancock Fabrics Incorporated	146,437

10,845	J Jill Group Incorporated†	125,802

10,843	Jo-Ann Stores Incorporated†	216,860

17,849	Zale Corporation†	584,376

		1,581,048

Motion Pictures – 0.18%

14,756	Avid Technology Incorporated†	326,698

Motor Freight Transportation And Warehousing – 1.52%

13,865	Arkansas Best Corporation	352,448

11,924	Forward Air Corporation†	259,478

27,814	Heartland Express Incorporated†	533,473

8,799	Landstar System Incorporated†	505,943

10,766	Roadway Corporation	360,876

14,987	USFreightways Corporation	379,320

16,344	Yellow Corporation†	394,381

		2,785,919

Non-Depository Credit Institutions – 0.34%

13,867	New Century Financial	432,387

10,331	Financial Federal Corporation†	197,322

		629,709

Non-Durable Goods – Consumer – 0.10%

21,941	Stride Rite Corporation	186,499

Oil And Gas Extraction – 4.05%

7,701	Atwood Oceanics Incorporated†	194,373

17,876	Cabot Oil & Gas Corporation	429,024

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Oil And Gas Extraction (continued)

20,764	Cal Dive International Incorporated†	$373,960

22,645	Cimarex Energy Company†	440,445

10,564	Evergreen Resources Incorporated†	478,653

28,704	Newfield Exploration Company†	972,779

10,669	Nuevo Energy Company†	144,565

13,773	Oceaneering International†	300,940

15,140	Patina Oil & Gas Corporation†	498,106

13,348	Plains Resources Incorporated†	142,423

7,098	Prima Energy Corporation†	133,017

14,593	Remington Oil & Gas Corporation†	248,519

11,092	SEACOR SMIT Incorporated†	388,220

15,538	St Mary Land & Exploration	389,227

14,651	Stone Energy Corporation†	491,981

15,127	Swift Energy Company†	128,731

7,885	Tetra Technology Incorporated†	181,355

21,830	Tom Brown Incorporated†	528,286

24,108	Unit Corporation†	489,151

18,555	Veritas DGC Incorporated†	123,391

35,224	Vintage Petroleum Incorporated	334,628

		7,411,774

Oil Refining & Marketing – 0.20%

18,535	Spinnaker Exploration Company†	359,950

Paper And Allied Products – 0.48%

20,567	Buckeye Technologies Incorporated†	97,693

15,525	Caraustar Industries Incorporated	105,105

8,433	Chesapeake Corporation	142,433

8,699	Pope & Talbot Incorporated	109,172

19,149	Rock-Tenn Company	245,107

8,301	Schweitzer Manduit International, Incorporated	186,773

		886,283

Personal Services – 0.67%

4,840	Angelica Corporation	82,522

12,251	Coinstar Incorporated†	205,694

4,474	CPI Corporation	58,744

11,533	G & K Services Incorporated	276,792

24,246	Regis Corporation	603,968

		1,227,720

Petroleum Refining And Related Industries – 0.37%

10,845	ELK Corporation	206,055

14,543	Frontier Oil Corporation	248,685

9,214	WD-40 Company	228,508

		683,248

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Primary Metal Industries – 1.73%

13,878	Belden Incorporated	$149,189

11,434	Century Aluminum Company	72,606

8,899	Commonwealth Industries	43,961

5,700	Curtiss-Wright Corporation	344,850

8,426	Imco Recycling Incorporated†	53,505

15,850	Lone Star Technologies†	334,752

23,184	Maverick Tube Corporation†	431,222

19,055	Mueller Industries Incorporated†	475,803

9,027	Quanex Corporation	286,156

11,557	RTI International Metals Incorporated†	113,259

26,455	Steel Dynamics Incorporated†	308,201

5,429	Steel Technologies Incorporated	48,649

11,710	Texas Industries Incorporated	225,183

21,324	Tredegar Corporation	254,822

6,820	Wolverine Tube Incorporated†	30,622

		3,172,780

Printing, Publishing, & Allied Industries – 0.76%

18,666	Bowne & Company Incorporated	186,660

7,414	Consolidated Graphics Incorporated†	124,630

16,362	Harland (John H ) Company	397,760

12,136	Information Holdings Incorporated†	195,390

7,220	New England Business Service	184,832

15,657	Standard Register Company	233,289

7,993	Thomas Nelson Incorporated	68,020

		1,390,581

Railroad Transportation – 0.21%

33,909	Kansas City Southern	380,798

Rubber & Miscellaneous Plastics Products – 0.13%

16,394	Schulman (A) Incorporated	238,205

Security & Commodity Brokers, Dealers, Exchanges & Services – 0.75%

14,961	Jefferies Group, Incorporated	537,848

27,398	Raymond James Financial	708,786

9,428	SWS Group Incorporated	132,746

		1,379,380

Stone, Clay, Glass, & Concrete Products – 0.39%

15,327	Apogee Enterprises Incorporated	126,003

8,556	Carbo Ceramics Incorporated	281,065

7,409	Libbey Incorporated	182,261

6,675	Standex International Corporation	127,159

		716,488

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Textile Mill Products – 0.33%

17,996	Albany International Corporation	$412,288

28,480	Interface Incorporated	93,985

4,182	Oxford Industries Incorporated	103,086

		609,359

Transportation By Air – 0.48%

25,141	Atlantic Coast Airlines†	156,126

16,498	Frontier Airlines Incorporated†	81,995

17,571	Mesa Air Group Incorporated†	87,328

12,517	Offshore Logistics Incorporated†	225,932

32,067	Skywest Incorporated	330,610

		881,991

Transportation Equipment – 2.12%

17,714	AAR Corporation	66,959

12,279	Arctic Cat Incorporated	191,675

13,859	Clarcor Incorporated	501,696

19,990	Fleetwood Enterprises Incorporated	81,159

24,082	Gencorp Incorporated	150,513

12,511	Group 1 Automotive Incorporated†	267,735

8,161	Huffy Corporation	40,152

14,242	Intermet Corporation	51,841

23,916	JIG Industries Incorporated	112,884

16,059	Monaco Coach Corporation†	166,371

9,258	Oshkosh Truck Corporation	576,773

12,635	Polaris Industries Incorporated	628,212

6,985	Standard Motor Products	77,534

15,901	Thor Industries Incorporated	398,002

8,819	Triumph Group Incorporated†	197,987

14,265	Wabash National Corporation†	89,870

10,447	Winnebago Industries	284,158

		3,883,521

Transportation Services – 0.08%

13,685	Pegasus Solutions Incorporated†	153,272

Water Transportation – 0.18%

13,387	Kirby Corporation†	329,320

Wholesale Trade Non-Durable Goods – 1.91%

24,883	Dimon Incorporated	142,580

7,726	Enesco Group Incorporated†	55,395

18,946	Hain Celestial Group Incorporated†	286,274

10,662	International Multifoods	205,990

22,091	Men's Wearhouse Incorporated†	330,481

16,721	Myers Industries Incorporated	159,686

6,633	Nash Finch Company	55,916

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Wholesale Trade Non-Durable Goods (continued)

25,119	Performance Food Group Company†	$770,149

24,171	Priority Healthcare Corporation†	644,157

10,253	School Specialty Incorporated†	182,196

10,631	United Natural Foods Incorporated†	271,090

18,064	United Stationers Incorporated†	385,666

		3,489,580

Wholesale Trade – Durable Goods – 1.91%

10,600	Advanced Marketing Services, Incorporated	118,613

10,561	Applied Industrial Technologies	176,474

7,307	Building Materials Holding	97,256

8,788	Castle (A M) & Company	41,743

7,273	Department 56†	71,421

11,813	Digi International Incorporated†	38,392

13,229	Hughes Supply Incorporated	308,103

10,127	Imagistics International Incorporated†	188,565

25,629	Insight Enterprises Incorporated†	180,684

12,110	Kaman Corporation	118,436

20,639	Knight Transportation Incorporated†	406,382

5,287	Lawson Products	137,832

18,974	Owens & Minor Incorporated	332,994

28,683	Pep Boys-Manny Moe & Jack	217,991

17,789	Pioneer Standard Electronics	150,139

17,663	Reliance Steel & Aluminum	266,711

13,803	Ryerson Tull Incorporated	86,269

12,939	SCP Pool Corporation†	384,418

11,822	TBC Corporation†	165,508

		3,487,931

Total Common Stock (Cost $ 195,233,118)		165,524,655

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP INDEX PORTFOLIO

Principal	Security Name	Interest Rate		Maturity Date	Value

Short-Term Investments – 9.01%

Repurchase Agreements – 8.01%

$14,652,150	Goldman Sachs Repurchase Agreement – 102% Collateralized by US Government Securities	1.42%		04/01/2003	$14,652,150

US Government – 1.00%

90,000	UST Bill, Due 4/3/03#	1.47	ª	04/10/2003	89,966

820,000	UST Bill, Due 6/5/03#	1.14	ª	06/05/2003	818,348

75,000	UST Bill, Due 8/21/03#	1.16	ª	08/21/2003	74,669

50,000	UST Bill, Due 4/3/03#	1.58	ª	04/10/2003	49,980

200,000	UST Bill, Due 4/3/03#	1.60	ª	04/10/2003	199,920

50,000	UST Bill, Due 6/5/03#	1.13	ª	06/05/2003	49,900

40,000	UST Bill, Due 6/5/03#	1.13	ª	06/05/2003	39,919

25,000	UST Bill, Due 6/5/03#	1.14	ª	06/05/2003	24,950

485,000	UST Bill, Due 8/21/03#	1.16	ª	08/21/2003	482,857

					1,830,509

Total Short-Term Investments (Cost $16,477,478)

Total Investments In Securities (Cost $211,710,596)*	99.49%				$182,007,314

Other Assets And Liabilities, Net	0.51				934,767

Total Net Assets	100.00%				$182,942,081

†	Non income earning securities.
#	Securities pledged as collateral for futures transactions.
ª	Yield to Maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized depreciation consist of:

Gross Unrealized Appreciation	$17,882,048
Gross Unrealized Depreciation	(47,585,330)

Net Unrealized Depreciation	$(29,703,282)

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value

Common Stock – 96.02%

Amusement And Recreation Services – 3.74%

12,837	Alliance Gaming Corporation†	$192,555

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 2.57%

4,580	Kellwood Company	132,545

Apparel And Accessory Stores – 1.56%

3,580	Urban Outfitters Incorporated†	80,550

Automotive Dealers And Gasoline Service Stations – 0.40%

1,662	Lithia Motors Incorporated†	20,443

Building Construction – General Contractors & Operative Builders – 13.04%

1,515	Beazer Homes USA Incorporated†	89,095

2,330	Hovnanian Enterprises Incorporated†	80,502

4,254	MDC Holdings, Incorporated	163,269

474	NVR Incorporated†	155,946

4,230	Ryland Group	182,694

		671,506

Business Services – 1.76%

1,782	Fair Isaac Corporation	90,561

Chemicals And Allied Products – 5.02%

9,539	NBTY Incorporated†	180,859

7,415	RPM International	77,858

		258,717

Depository Institutions – 11.40%

972	Anchor Bancorporation Wisconsin	21,334

2,213	Bankatlantic Bancorporation Incorporated	21,665

4,818	Commercial Federal Corporation	104,647

3,309	Community First Bankshare	84,545

2,511	Dime Community Bancshares	57,326

935	First Essex Bancorporation Incorporated	29,004

3,743	Flagstar Bancorporation Incorporated	98,703

1,109	Independent Bank Corporation	22,291

4,314	R & G Financial Corporation†	94,908

1,848	Wintrust Financial Corporation	52,853

		587,276

Eating And Drinking Places – 0.26%

812	Landry’s Restaurant Incorporated	13,642

Educational Services – 3.68%

4,794	Corinthian Colleges Incorporated†	189,363

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 1.89%

1,954	Benchmark Electronics Incorporated†	$55,357

1,372	Moog Incorporated†	41,983

		97,340

Engineering, Accounting, Research Management & Related Services – 0.57%

2,245	Right Management Consult†	29,163

Food And Kindred Products – 2.54%

5,769	Constellation Brands Incorporated†	130,956

Health Services – 13.12%

6,330	Coventry Health Care Incorporated†	208,256

6,336	Curative Health Services†	108,219

8,045	Davita Incorporated†	166,773

3,006	Pediatrix Medical Group†	75,571

4,666	Sierra Health Services†	60,191

2,362	Sunrise Assisted Living†	56,688

		675,698

Holding And Other Investment Offices – 1.43%

2,735	Impac Mortgage Holdings I	35,527

1,110	Novastar Financial Incorporated	37,907

		73,434

Hotels, Rooming Houses, Camps, & Other Lodge Places – 1.89%

4,002	Choice Hotels International†	97,569

Industrial & Commercial Machinery & Computer Equipment – 3.08%

4,047	Engineered Support System	158,440

Insurance Agents, Brokers And Service – 1.35%

2,215	Brown & Brown Incorporated	69,352

Insurance Carriers – 5.68%

2,460	American Medical Security†	32,570

5,232	Mid Atlantic Medical Services†	212,158

2,063	Stewart Information Services†	47,882

		292,610

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 1.92%

2,294	Cooper Companies Incorporated	68,591

3,700	Healthtronics Surgical†	30,229

		98,820

Miscellaneous Retail – 1.18%

128	AC Moore Arts & Crafts†	1,770

3,280	Sharper Image Corporation†	59,073

		60,843

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL CAP VALUE PORTFOLIO

Shares	Security Name	Value

Non-Depository Credit Institutions – 8.37%

7,567	Doral Financial Corporation	$267,494

5,240	New Century Financial	163,388

		430,882

Oil And Gas Extraction – 1.08%

5,150	Denbury Resources Incorporated†	55,775

Primary Metal Industries – 1.24%

2,020	Quanex Corporation	64,034

Transportation Equipment – 2.91%

3,889	American Axle & MFG Holdings†	81,824

1,095	Oshkosh Truck Corporation	68,219

		150,043

Wholesale Trade-Durable Goods – 1.02%

6,884	PEP Boys-Manny Moe & Jack	52,318

Wholesale Trade Non-Durable Goods – 3.31%

2,815	Fresh Del Monte Produce	42,929

1,847	Standard Commercial Corporation	28,979

2,980	Tractor Supply Company†	98,400

		170,308

Total Common Stock (cost $3,980,576)		4,944,743

Principal		Interest Rate	Maturity Date

Short-Term Investments – 3.13%

Repurchase Agreements – 3.13%

$161,413	Credit Suisse First Boston Repurchase – 102% Collaterized by US Government Securities	1.37%	04/01/2003	161,413

Total Short-Term Investments (Cost $ 161,413)

Total Investments in Securities (Cost $4,141,989)*	99.15%			$5,106,156

Other Assets And Liabilities, Net	0.85			43,925

Total Net Assets	100.00%			$5,150,081

†	Non income earning securities
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation consist of:

Gross Unrealized Appreciation	$1,221,763
Gross Unrealized Depreciation	(257,596)

Net Unrealized Appreciation	$964,167

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Names	Value

Common Stock – 97.36%

Accident & Health Insurance – 0.46%

216,500	SCS Transportation Incorporated†	$2,290,570

Advertising Agency – 1.10%

503,200	Agrium Incorporated	5,409,400

Apparel And Accessory Stores – 2.06%

162,200	AnnTaylor Stores Corporation†	3,329,966

212,100	Christopher & Banks Corporation†	3,754,170

150,000	Pacific Sunwear Of California†	3,052,500

		10,136,636

Automotive Dealers And Gasoline Service Stations – 1.46%

91,200	Advance Auto Parts†	4,218,000

329,200	CSK Auto Corporationoration†	2,995,720

		7,213,720

Auto Parts & Accessories – 0.31%

258,000	PMC-Sierra Incorporated†	1,535,100

Banking – 1.17%

313,700	W Holding Company Incorporated	5,759,532

Business Services – 11.56%

318,800	Autodesk Incorporated	4,864,888

543,800	Doubleclick Incorporated†	4,225,326

199,900	Electronics For Imaging†	3,536,031

106,900	Hyperion Solutions Corporation†	2,592,325

174,800	Macromedia Incorporated†	2,111,584

139,300	Mantech International†	2,064,287

369,100	NETIQ Corporation†	4,119,156

254,800	Pittston Brink's Group	3,531,528

99,600	Pixar Incorporated†	5,386,368

112,600	Possis Medical Incorporated†	1,819,616

333,400	Progress Software Corporation†	5,984,530

891,800	Red Hat Incorporated†	4,842,474

280,400	Serena Software Incorporated†	4,475,464

175,000	Steiner Leisure Limited†	1,977,500

319,400	United Online Incorporated†	5,506,456

		57,037,533

Chemicals And Allied Products – 7.97%

90,150	Barr Laboratories Incorporated†	5,138,550

408,500	Biomarin Pharmaceuticals†	4,636,475

427,500	Cell Therapeutics Incorporated†	3,543,975

147,700	Intermune Incorporated†	3,168,165

637,100	Ivax Corporation†	7,804,475

381,800	NBTY Incorporated†	7,238,928

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Names	Value

Chemicals And Allied Products (continued)

153,100	Neurocrine Biosciences†	$6,396,518

139,000	Sangstat Medical Corporation†	1,363,590

		39,290,676

Communications – 1.57%

255,000	Lin TV Corporation†	5,230,050

319,800	Sinclair Broadcast Group†	2,513,628

		7,743,678

Construction Special Trade Contractors – 1.34%

293,600	Chicago Bridge & Iron Company NV	4,768,064

177,300	Dycom Industries Incorporated†	1,831,509

		6,599,573

Data Services – 1.11%

608,700	WebMD Corporation*†	5,490,474

Depository Institutions – 1.28%

209,900	FirstFed Financial Corporation†	6,336,881

Drugs – 0.97%

253,700	The Medicines Company†	4,728,968

Electric, Gas, And Sanitary Services – 1.24%

177,900	Waste Connections Incorporated†	6,137,550

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 5.73%

122,400	Benchmark Electronics Incorporated†	3,467,592

378,900	DSP Group Incorporated†	6,869,457

212,800	Micrel Incorporated†	1,962,016

104,300	Novellus Systems Incorporated†	2,844,261

413,000	Perkinelmer Incorporated	3,671,570

97,100	QLogic Corporation†	3,606,294

137,600	Silicon Laboratories Incorporated†	3,598,240

101,600	Silicon Image Incorporated†	404,368

293,800	Skyworks Solutions Incorporated†	1,830,374

		28,254,172

Engineering, Accounting, Research Management & Related Services – 7.18%

245,200	Affymetrix Incorporated†	6,375,200

180,700	Amylin Pharmaceuticals†	2,927,340

230,400	Antigenics Incorporated†	1,910,016

643,400	Bearingpoint Incorporated†	4,098,458

127,600	Cephalon Incorporated†	5,096,344

374,300	Kroll Incorporated†	8,013,763

98,300	Pharmaceutical Product Development Incorporated†	2,639,453

1,424,400	UnitedGlobalCom Incorporated†	4,344,420

		35,404,994

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Names	Value

Entertainment – 0.73%

201,600	Regal Entertainment Group Class A	$3,618,720

Health Services – 7.29%

203,200	Accredo Health Incorporated†	4,945,685

343,100	Caremark RX Incorporated†	6,227,265

292,600	Community Health Systems†	5,995,374

119,300	Inveresk Research Group†	1,735,815

251,600	Lincare Holdings Incorporated†	7,721,604

289,000	Manor Care Incorporated†	5,557,470

150,100	Pediatrix Medical Group†	3,773,514

		35,956,727

Holding And Other Investment Offices – 0.80%

94,900	Affiliated Managers Group†	3,944,993

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.82%

192,000	Station Casinos Incorporated†	4,053,120

Home Furniture, Furnishings, And Equipment Stores – 0.97%

235,500	Guitar Center Incorporated†	4,797,135

Industrial & Commercial Machinery & Computer Equipment – 1.75%

774,400	Cray Incorporated†	5,126,528

624,700	Maxtor Corporation†	3,517,061

		8,643,589

Insurance Carriers – 6.20%

164,390	IPC Holdings Limited	4,946,495

140,120	Scottish Annuity & Life	2,440,890

171,250	Berkley (WR) Corporation	7,338,063

219,900	Cobalt Corporation	3,177,555

239,400	HCC Insurance Holdings	6,119,064

268,100	Selective Insurance Group	6,579,174

		30,601,241

Leather And Leather Products – 0.54%

264,700	Nu Skin Asia Pacific Incorporated A	2,665,529

Leisure, Sporting & Recreation – 0.96%

267,100	Penn National Gami†	4,741,025

Lumber & Wood Products, Except Furniture – 1.24%

773,100	Louisiana Pacific Corporation	6,130,683

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 4.16%

85,300	Advanced Neuromod Systems†	3,659,370

105,800	American Medical Systems Holdings Incorporated†	1,528,810

264,600	Cyberonics Incorporated†	5,659,794

203,600	Sonosite Incorporated†	3,196,520

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods (continued)

555,000	Teradyne Incorporated†	$6,460,200

		20,504,694

Medical Equipment & Supplies – 1.35%

243,900	Omnicare Incorporated	6,636,519

Motor Freight Transportation And Warehousing – 1.52%

278,100	Hunt (JB) Transport Services	7,486,452

Newspapers – 0.89%

216,100	Belo (AH) Corporation	4,378,186

Non-Depository Credit Institutions – 1.06%

393,100	Saxon Capital Incorporated†	5,232,161

Oil & Gas Exploration – 0.89%

496,500	Ultra Petroleum Corporation†	4,384,095

Oil & Gas Extraction – 2.77%

79,000	Evergreen Resources Incorporated†	3,579,490

271,800	Pioneer Natural Resources†	6,822,180

137,900	Quicksilver Resources Incorporated†	3,277,883

		13,679,553

Other – 2.22%

1,327,200	Atmel Corporation†	2,123,520

154,500	Furniture Brands International Incorporated†	3,022,020

461,000	Pet Smart†	5,808,600

		10,954,140

Other Services – 1.31%

416,700	VCA Antech Incorporated†	6,446,349

Paper And Allied Products – 0.64%

318,700	Domtar Incorporated	3,139,195

Petroleum Refining And Related Industries – 0.81%

96,600	Valero Energy New	3,997,308

Primary Metal Industries – 1.34%

148,000	Maverick Tube Corporation†	2,752,800

100,900	Nucor Corporation	3,851,353

		6,604,153

Printing, Publishing, And Allied Industries – 1.17%

551,500	Moore Corporation Limited	5,774,205

Railroad Transportation – 0.85%

375,200	Kansas City Southern	4,213,496

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Security And Commodity Brokers, Dealers, Exchanges & Services – 0.61%

607,200	Ameritrade Holding Corporation†	$3,011,712

Semiconductors – 1.04%

235,700	Integrated Circuit Systems†	5,114,690

Transportation Services – 1.35%

161,200	Platinum Underwriters Holdings Limited	4,086,420

205,100	Pacer International Incorporated†	2,569,903

		6,656,323

Trucking – 1.34%

217,700	Consolidated Freightways Incorporated	6,628,965

US Banks – 0.19%

114,100	Gold Banc Corporation Incorporated	913,941

Water Transportation – 0.99%

1,041,800	OMI Corporation†	4,896,460

Wholesale Trade – Durable Goods – 1.06%

727,100	Danka Business Systems	2,573,934

241,200	Ingram Micro Incorporated†	2,660,436

34,856	Timco Aviation Services Paid-In-Kind†	2,440

11,316	Timco Aviation Services Incorporated†	3,395

36,152	Timco – 02/27/07†	5

		5,240,210

Wholesale Trade Non-Durable Goods – 1.99%

219,600	Priority Healthcare Corporation†	5,852,340

223,600	School Specialty Incorporated†	3,973,372

		9,825,712

Total Common Stock (Cost $452,686,944)		480,240,738

Principal		Interest Rate	Maturity Date

Short-Term Investments – 3.88%

Repurchase Agreements – 3.88%

$19,123,847	Credit Suisse First Boston – 102% Collateralized by US Government Securities	1.37%	04/01/2003	19,123,847

Total Short-Term Investments (Cost $19,123,847)				19,123,847

Total Investments in Securities (Cost $471,810,791)*	101.24%			$499,364,585

Other Assets and Liabilities, Net	(1.24)			(6,128,457)

	100.00%			$493,236,128

†	Non Income producing securities
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation consist of:

Gross Unrealized Appreciation	$49,794,040
Gross Unrealized Depreciation	(22,240,246)

Net Unrealized Appreciation	$27,553,794

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Common Stock – 95.95%

Apparel And Accessory Stores – 2.54%

138,440	American Eagle Outfitters†	$2,010,011

109,600	Too Incorporated†	1,820,456

68,230	Urban Outfitters Incorporated†	1,535,175

		5,365,642

Automotive Repair, Services, And Parking – 1.18%

149,646	Dollar Thrifty Automotive†	2,491,606

Building Construction-General Contractors & Operative Builders – 1.00%

200,850	WCI Communities Incorporated†	2,100,891

Business Services – 6.94%

113,500	Activision Incorporated†	1,640,076

210,500	Earthlink Incorporated†	1,210,375

181,100	Intergraph Corporation†	3,140,274

480,610	MPS Group Incorporated†	2,508,784

138,410	NCO Group Incorporated†	2,006,945

252,420	Rent-Way Incorporated†	908,712

129,200	THQ Incorporated†	1,689,936

160,320	United Rentals Incorporated†	1,542,278

		14,647,380

Chemicals And Allied Products – 5.33%

206,610	Agrium Incorporated	2,221,058

93,710	Albany Molecular Research†	1,397,216

272,320	Crompton Corporation	1,102,896

124,260	HB Fuller Company	2,872,891

125,782	NL Industries	2,025,090

295,250	USEC Incorporated	1,623,875

		11,243,026

Communications – 0.77%

96,140	Emmis Communications Corporation†	1,622,843

Construction Special Trade Contractors – 1.93%

164,908	Dycom Industries Incorporated†	1,703,500

175,700	Insituform Technologies†	2,363,165

		4,066,665

Depository Institutions – 8.53%

241,046	Brookline Bancorp Incorporated	3,017,897

88,560	Cullen/Frost Bankers Incorporated	2,690,453

157,400	First Niagara Financial Group Incorporated	1,849,607

103,460	First Republic Bank†	2,234,736

175,530	Gold Banc Corporation Incorporated	1,405,995

49,500	PFF Bancorp Incorporated	1,588,455

155,330	Provident Financial Services†	2,455,767

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Depository Institutions (continued)

167,380	Tier One Corporation†	$2,753,401

		17,996,311

Electric, Gas, And Sanitary Services – 3.68%

109,030	Allete Incorporated	2,263,462

100,800	Energen Corporation	3,231,648

49,835	UGI Corporation	2,277,460

		7,772,570

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 7.65%

177,903	Actel Corporation†	3,035,024

196,150	C&D Technologies Incorporated	2,349,877

140,400	Fairchild Semiconductor†	1,468,584

190,630	Plexus Corporation†	1,744,265

197,870	Technitrol Incorporated†	2,896,817

162,470	Tollgrade Communications†	2,331,445

179,540	Zoran Corporation†	2,317,861

		16,143,873

Engineering, Accounting, Research Management & Related Services – 0.85%

84,600	Maximus Incorporated†	1,795,212

Fabricated Metal Products, Except Machinery And Transportation Equipment – 0.39%

346,960	Tower Automotive Incorporated†	822,295

Food And Kindred Products – 0.49%

21,500	Adolph Coors Company	1,042,750

Food Stores – 0.74%

232,400	Pathmark Stores Incorporated†	1,552,432

General Merchandise Stores – 0.74%

201,690	Saks Incorporated†	1,550,996

Health Services – 1.66%

471,530	Beverly Enterprises Incorporated†	952,491

142,400	RehabCare Group Incorporated†	2,541,840

		3,494,331

Holding And Other Investment Offices – 8.37%

75,040	CBL & Associates Properties	3,045,874

93,600	Eastgroup Properties	2,392,415

163,180	Felcor Lodging Trust Incorporated	1,016,611

90,750	Gladstone Capital Corporation	1,459,260

125,580	Glenborough Realty Trust	1,941,467

94,950	Highwoods Properties Incorporated	1,940,778

106,910	Kilroy Realty Corporation	2,362,711

206,170	Lasalle Hotel Properties	2,463,732

303,100	Meristar Hospitality Corporation	1,033,571

		17,656,419

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Home Furniture, Furnishings, And Equipment Stores – 0.92%

111,240	Movie Gallery Incorporated†	$1,937,801

Hotels, Rooming Houses, Camps, & Other Lodge Places – 1.36%

147,800	Ameristar Casinos Incorporated†	1,584,416

94,900	Aztar Corporation†	1,274,507

		2,858,923

Industrial & Commercial Machinery & Computer Equipment – 6.92%

317,540	Computer Network Technology†	2,184,675

152,800	Flowserve Corporation†	1,780,120

183,200	Joy Global Incorporated†	1,984,056

311,520	Kulicke & Soffa Industries†	1,479,720

87,140	National-Oilwell Incorporated†	1,951,065

129,100	Robbins & Myers Incorporated	1,737,686

305,300	Unova Incorporated†	1,639,461

109,270	W-H Energy Services Incorporated†	1,870,702

		14,627,485

Insurance Carriers – 6.57%

149,320	Amerigroup Corporation†	4,369,103

111,098	Harleysville Group Incorporated	2,771,895

110,480	Pacificare Health Systems†	2,666,987

99,640	Platinum Underwriters Holdings	2,525,875

89,220	Scottish Annuity & Life	1,554,212

		13,888,072

Leather And Leather Products – 0.76%

113,460	Genesco Incorporated†	1,613,401

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 5.27%

58,200	Arrow International Incorporated	2,366,994

109,700	Coherent Incorporated†	2,056,875

46,170	ESCO Technologies Incorporated†	1,514,376

84,410	MKS Instruments Incorporated†	1,055,125

170,700	Rudolph Technologies Incorporated†	2,466,615

95,320	Sybron Dental Specialties†	1,663,334

		11,123,319

Membership Organizations – 0.19%

24,590	Alliant Energy Group	395,161

Miscellaneous Manufacturing Industries – 1.25%

221,690	Callaway Golf Company	2,633,677

Miscellaneous Retail – 1.20%

199,100	Duane Reade Incorporated†	2,524,588

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Motor Freight Transportation And Warehousing – 0.79%

103,990	Swift Transportation Company†	$1,663,840

Non-Depository Credit Institutions – 1.13%

109,620	Federal Agricultural Mortgage Corporation†	2,388,620

Oil And Gas Extraction – 0.93%

108,500	California Dive International Incorporated†	1,954,085

Packaged Foods – 0.73%

49,790	East West Bank – Private†	1,536,022

Paper And Allied Products – 1.80%

181,600	Buckeye Technologies Incorporated†	862,600

166,530	Caraustar Industries Incorporated†	1,127,408

143,800	Pope & Talbot Incorporated	1,804,690

		3,794,698

Primary Metal Industries – 3.10%

167,600	Lone Star Technologies†	3,539,712

64,180	Precision Castparts Corporation	1,529,409

127,630	Steel Dynamics Incorporated†	1,486,890

		6,556,011

Rubber And Miscellaneous Plastics Products – 2.02%

103,840	Schulman (A) Incorporated	1,508,795

141,832	Spartech Corporation	2,743,031

		4,251,826

Security And Commodity Brokers, Dealers, Exchanges & Services – 1.34%

36,310	Jefferies Group Incorporated	1,305,344

82,620	Labranche & Company Incorporated	1,518,556

		2,823,900

Textile Mill Products – 1.15%

87,460	Triarc Companies Incorporated†	2,435,761

Transportation By Air – 1.84%

336,680	Airtran Holdings Incorporated†	2,265,856

323,800	Frontier Airlines Incorporated†	1,609,286

		3,875,142

Transportation Equipment – 1.75%

92,450	Navistar International Corporation†	2,275,194

223,840	Wabash National Corporation†	1,410,192

		3,685,386

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Transportation Services – 0.42%

61,880	GATX Corporation	$896,022

Wholesale Trade – Durable Goods – 0.82%

36,130	Borgwarner Incorporated	1,728,459

Wholesale Trade Non-Durable Goods – 0.9%

97,825	International Multifoods Corporation	1,889,979

Total Common Stock (Cost $227,223,368)		202,447,420

Principal		Interest Rate	Maturity Date

Short-Term Investments – 3.59%

Repurchase Agreements – 3.59%

$7,570,042	Credit Suisse First Boston – 102% Collateralized by US Government Securities	1.37%	04/01/2003	7,570,042

Total Short-Term Investments (Cost $7,570,042)				7,570,042

Total Investments In Securities (Cost $234,793,410)*	99.54%			$210,017,462

Other Assets And Liabilities, Net	0.46			972,684

Total Net Assets	100.00%			$210,990,146

†	Non income earning securities
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized depreciation consist of:

Gross Unrealized Appreciation	$7,059,936
Gross Unrealized Depreciation	(31,835,884)

Net Unrealized Depreciation	$(24,775,948)

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	STATEMENTS OF ASSETS AND LIABILITIES — MARCH 31, 2003 (UNAUDITED)

	Disciplined Growth	Equity Income	Index	International Equity

ASSETS

INVESTMENTS:
Investments at cost	$52,884,363	$1,561,060,034	$1,292,017,845	$511,570,629
Repurchase Agreement	1,467,105	4,095,696	27,405,826	45,612,682
Net unrealized appreciation (depreciation)	3,295,858	37,631,935	(100,491,019)	(81,832,179)

TOTAL INVESTMENTS AT VALUE	57,647,326	1,602,787,665	1,218,932,652	475,351,132

Cash	50,000	50,000	50,040	50,000
Cash Collateral for securities loaned	9,169,070	182,700,788	163,005,026	10,497,576
Receivable for investments sold	0	0	2,037,517	716,045
Receivable for dividends and interest	46,836	3,686,382	1,637,936	3,722,385
Prepaid expenses and other assets	0	0	0	0

TOTAL ASSETS	66,913,232	1,789,224,835	1,385,663,171	490,337,138

LIABILITIES
Payable for Fund shares redeemed	0	0	0	0
Payable for investment purchased	0	0	903,273	0
Payable for securities loaned	9,169,070	182,700,788	163,005,026	10,497,576
Payable for daily variation margin on financial futures contracts	0	0	592,275	0
Payable to investment adviser and affiliates	26,833	857,953	99,637	446,197
Payable to administrator	1,698	1,698	1,698	1,593
Accrued expenses and other liabilities	29,754	90,139	56,236	605,684

TOTAL LIABILITIES	9,227,355	183,650,578	164,658,145	11,551,050

TOTAL NET ASSETS	$57,685,877	$1,605,574,257	$1,221,005,026	$478,786,088

SECURITIES ON LOAN, AT MARKET VALUE	$8,733,262	$171,622,318	$151,708,990	$9,917,187

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

Large Cap Appreciation	Large Company Growth	Small Cap Basic Value	Small Cap Index	Small Cap Value	Small Company Growth	Small Company Value

$67,555,913	$2,444,446,806	$6,872,473	$197,058,446	$3,980,576	$452,686,944	$227,223,368
3,667,215	37,741,471	0	14,652,150	161,413	19,123,847	7,570,042
102,920	(208,551,577)	(55,859)	(29,703,282)	964,167	27,553,794	(24,775,948)

71,326,048	2,273,636,700	6,816,614	182,007,314	5,106,156	499,364,585	210,017,462

50,000	372,805	848,849	411,981	50,000	50,000	50,000
13,553,438	336,502,825	0	28,563,718	0	84,823,878	33,783,917
223,003	0	0	1,387,832	0	1,381,979	1,854,181
24,259	3,146,591	10,272	128,455	1,038	67,001	284,674
859	0	7	0	0	0	0

85,177,607	2,613,658,921	7,675,742	212,499,300	5,157,194	585,687,443	245,990,234

0	322,805	0	0	0	0	0
214,868	0	0	756,031	0	7,199,507	1,044,137
13,553,438	336,502,825	0	28,563,718	0	84,823,878	33,783,917

0	0	0	175,250	0	0	0
36,321	1,481,205	(602)	41,015	3,003	378,767	130,175
1,733	1,733	1,733	1,733	1,733	1,733	1,733
49,111	113,408	17,350	19,472	2,377	47,430	40,126

13,855,471	338,421,976	18,481	29,557,219	7,113	92,451,315	35,000,088

$71,322,136	$2,275,236,945	$7,657,261	$182,942,081	$5,150,081	$493,236,128	$210,990,146

$12,807,954	$315,905,086	$0	$26,741,983	$0	$78,380,620	$31,344,672

MASTER PORTFOLIOS	STATEMENT OF OPERATIONS — FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)

	Disciplined Growth	Equity Income	Index	International Equity(1)

INVESTMENT INCOME
Dividends	$268,450	$20,272,707	$9,978,950	$2,618,102
Interest	28,328	237,473	306,843	312,721
Securities lending	38,961	3,527,331	1,552,088	55,081

TOTAL INVESTMENT INCOME	335,739	24,037,511	11,837,881	2,985,904

EXPENSES
Advisory fees	222,537	6,516,499	943,653	2,526,063
Custody	5,934	173,773	125,820	252,606
Accounting	32,675	54,777	48,496	38,552
Legal and Audit fees	7,328	18,977	18,478	19,974
Directors’ fees	2,125	2,125	2,125	2,125
Other	0	14,837	6,748	1,973

TOTAL EXPENSES	270,599	6,780,988	1,145,320	2,841,293

LESS:
Waived fees and reimbursed expenses	(55,480)	(890,112)	(327,487)	0
Net expenses	215,119	5,890,876	817,833	2,841,293

NET INVESTMENT INCOME (LOSS)	120,620	18,146,635	11,020,048	144,611

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

NET REALIZED GAIN (LOSS) FROM
Securities	(3,733,697)	(3,607,229)	1,045,988	(77,788,411)
Foreign currency transactions	0	7,184	0	12,772
Financial futures transactions	0	0	1,134,720	0

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	(3,733,697)	(3,600,045)	2,180,708	(77,775,639)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Securities	4,783,185	25,002,174	42,886,963	55,411,811
Foreign currency transactions	0	0	0	204,151
Financial futures transactions	0	0	1,118,450	0

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	4,783,185	25,002,174	44,005,413	55,615,962

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,049,488	21,402,129	46,186,121	(22,159,677)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,170,108	$39,548,764	$57,206,169	$(22,015,066)

(1)	Net of foreign withholding taxes of $210,362 for the International Equity Portfolio.
(2)	This Portfolio commenced operations on August 30, 2002.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS — FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)	MASTER PORTFOLIOS

Large Cap Appreciation	Large Company Growth	Small Cap Basic Value(2)	Small Cap Index	Small Cap Value	Small Company Growth	Small Company Value

$332,014	$7,409,215	$56,485	$651,941	$275,297	$781,686	$1,609,451
20,041	244,375	5,721	100,606	40,401	100,080	44,700
21,136	1,268,483	0	95,384	219,391	96,231	135,157

373,191	8,922,073	62,206	847,931	535,089	977,997	1,789,308

246,142	8,479,015	35,620	202,762	352,391	2,160,192	836,006
7,033	226,107	792	16,221	7,831	48,004	18,578
28,055	61,804	27,229	34,048	32,875	38,242	34,364
16,485	18,977	12,496	15,936	15,936	16,982	15,936
2,125	2,125	2,125	2,125	2,125	2,125	2,125
1,496	16,556	893	1,252	1,456	4,415	1,299

301,336	8,804,584	79,155	272,344	412,614	2,269,960	908,308

(49,314)	(320)	(41,755)	(8,316)	(42,603)	(5,532)	(175,410)
252,022	8,804,264	37,400	264,028	370,011	2,264,428	732,898

121,169	117,809	24,806	583,903	165,078	(1,286,431)	1,056,410

(6,681,938)	(14,962,793)	(60,920)	159,300	9,541,157	(34,259,218)	(3,327,165)
0	0	0	0	0	0	0
0	0	0	(1,008,866)	0	0	0

(6,681,938)	(14,962,793)	(60,920)	(849,566)	9,541,157	(34,259,218)	(3,327,165)

7,229,079	124,907,145	94,987	(3,423,751)	(13,450,968)	49,767,803	2,032,238
0	0	0	0	0	0	0
0	0	0	498,550	0	0	0

7,229,079	124,907,145	94,987	(2,925,201)	(13,450,968)	49,767,803	2,032,238

547,141	109,944,352	34,067	(3,774,767)	(3,909,811)	15,508,585	(1,294,927)

$668,310	$110,062,161	$58,873	$(3,190,864)	$(3,744,733)	$14,222,154	$(238,517)

MASTER PORTFOLIOS	STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	DISCIPLINED GROWTH		EQUITY INCOME
	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002

Beginning net assets	$56,814,141	$86,583,613	$1,711,701,493	$2,197,292,559

OPERATIONS:
Net investment income (loss)	120,620	201,044	18,146,635	35,823,612
Net realized gain (loss) from investments sold	(3,733,697)	(7,501,610)	(3,600,045)	104,708,312
Net change in unrealized appreciation (depreciation) of investments	4,783,185	(184,344)	25,002,174	(551,180,346)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,170,108	(7,484,910)	39,548,764	(410,648,422)
Transactions in Investors' Beneficial Interests
Contributions	9,350,928	14,641,961	79,245,368	195,638,575
Withdrawals	(9,649,300)	(36,926,523)	(224,921,368)	(270,581,219)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS	(298,372)	(22,284,562)	(145,676,000)	(74,942,644)

NET INCREASE (DECREASE) IN NET ASSETS	871,736	(29,769,472)	(106,127,236)	(485,591,066)

ENDING NET ASSETS	$57,685,877	$56,814,141	$1,605,574,257	$1,711,701,493

	SMALL CAP BASIC VALUE(2)		SMALL CAP INDEX
	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002

Beginning net assets	$8,184,616	$0	$141,023,226	$146,650,353

OPERATIONS:
Net investment income (loss)	24,806	3,309	583,903	962,472
Net realized gain (loss) from investments sold	(60,920)	0	(849,566)	(496,180)
Net change in unrealized appreciation (depreciation) of investments	94,987	(150,846)	(2,925,201)	(4,895,024)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,873	(147,537)	(3,190,864)	(4,428,732)
Transactions in Investors' Beneficial Interests
Contributions	286,440	8,842,650	59,146,133	33,105,771
Withdrawals	(872,668)	(510,497)	(14,036,414)	(34,304,166)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS	(586,228)	8,332,153	45,109,719	(1,198,395)

NET INCREASE (DECREASE) IN NET ASSETS	(527,355)	8,184,616	41,918,855	(5,627,127)

ENDING NET ASSETS	$7,657,261	$8,184,616	$182,942,081	$141,023,226

(2)	This Portfolio commenced operations on August 30, 2002.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)	MASTER PORTFOLIOS

INDEX		INTERNATIONAL EQUITY		LARGE CAP APPRECIATION		LARGE COMPANY GROWTH
(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002

$1,164,265,860	$1,424,435,966	$481,041,740	$257,314,234	$63,323,538	$68,114,635	$2,012,518,027	$2,315,623,182

11,020,048	20,302,603	144,611	1,865,054	121,169	273,678	117,809	(8,510,606)
2,180,708	(34,240,312)	(77,775,639)	(44,310,692)	(6,681,938)	(13,227,935)	(14,962,793)	(263,624,864)

44,005,413	(281,072,039)	55,615,962	(54,501,131)	7,229,079	(3,489,903)	124,907,145	(314,984,633)

57,206,169	(295,009,748)	(22,015,066)	(96,946,769)	668,310	(16,444,160)	110,062,161	(587,120,103)

107,398,993	237,444,416	90,921,132	416,685,661	18,095,189	23,402,710	264,641,362	516,547,612
(107,865,996)	(202,604,774)	(71,161,718)	(96,011,386)	(10,764,901)	(11,749,647)	(111,984,605)	(232,532,664)

(467,003)	34,839,642	19,759,414	320,674,275	7,330,288	11,653,063	152,656,757	284,014,948

56,739,166	(260,170,106)	(2,255,652)	223,727,506	7,998,598	(4,791,097)	262,718,918	(303,105,155)

$1,221,005,026	$1,164,265,860	$478,786,088	$481,041,740	$71,322,136	$63,323,538	$2,275,236,945	$2,012,518,027

SMALL CAP VALUE		SMALL COMPANY GROWTH		SMALL COMPANY VALUE
(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002	(Unaudited) For the Six Months Ended March 31, 2003	For the Year Ended September 30 2002

$133,055,181	$168,627,677	$470,274,154	$575,999,538	$154,974,427	$147,838,358

165,078	28,497	(1,286,431)	(2,439,866)	1,056,410	1,183,551
9,541,157	8,667,897	(34,259,218)	(112,512,630)	(3,327,165)	16,735,398

(13,450,968)	17,102,525	49,767,803	(2,881,758)	2,032,238	(22,490,426)

(3,744,733)	25,798,919	14,222,154	(117,834,254)	(238,517)	(4,571,477)

14,711,504	33,930,738	71,219,871	109,244,979	74,320,009	53,306,792
(138,871,871)	(95,302,153)	(62,480,051)	(97,136,109)	(18,065,773)	(41,599,246)

(124,160,367)	(61,371,415)	8,739,820	12,108,870	56,254,236	11,707,546

(127,905,100)	(35,572,496)	22,961,974	(105,725,384)	56,015,719	7,136,069

$5,150,081	$133,055,181	$493,236,128	$470,274,154	$210,990,146	$154,974,427

MASTER PORTFOLIOS	FINANCIAL HIGHLIGHTS

	Ratio to Average Net Assets (Annualized)			Portfolio Turnover Rate
	Net Investment Income (Loss)	Net Expenses	Gross Expenses(1)

DISCIPLINED GROWTH
October 1, 2002 to March 31, 2003 (Unaudited)	0.41%	0.72%	0.91%	61%
October 1, 2001 to September 30, 2002	0.27%	0.73%	0.91%	156%
October 1, 2000 to September 30, 2001	0.15%	0.72%	0.82%	181%
October 1, 1999 to September 30, 2000	0.20%	0.75%	0.84%	106%
June 1, 1999 to September 30, 1999	(0.04)%	0.97%	1.02%	21%
June 1, 1998 to May 31, 1999	0.15%	0.97%	1.02%	90%
October 1, 1997(2) to May 31, 1998	0.55%	1.01%	1.06%	68%

EQUITY INCOME

October 1, 2002 to March 31, 2003 (Unaudited)	2.09%	0.68%	0.78%	8%
October 1, 2001 to September 30, 2002	1.61%	0.68%	0.78%	12%
October 1, 2000 to September 30, 2001	1.29%	0.68%	0.78%	3%
October 1, 1999 to September 30, 2000	1.42%	0.67%	0.76%	9%
June 1, 1999 to September 30, 1999	1.43%	0.54%	0.57%	5%
June 1, 1998 to May 31, 1999	1.53%	0.55%	0.57%	3%
June 1, 1997(2) to May 31, 1998	1.76%	0.52%	0.57%	3%

INDEX

October 1, 2002 to March 31, 2003 (Unaudited)	1.75%	0.13%	0.18%	3%
October 1, 2001 to September 30, 2002	1.40%	0.13%	0.18%	4%
October 1, 2000 to September 30, 2001	1.23%	0.13%	0.18%	2%
October 1, 1999 to September 30, 2000	1.13%	0.13%	0.18%	8%
June 1, 1999 to September 30, 1999	1.25%	0.18%	0.23%	11%
June 1, 1998 to May 31, 1999	1.35%	0.18%	0.23%	4%
June 1, 1997 to May 31, 1998	1.60%	0.19%	0.24%	7%

INTERNATIONAL EQUITY

October 1, 2002 to March 31, 2003 (Unaudited)	0.06%	1.12%	1.12%	28%
October 1, 2001 to September 30, 2002	0.54%	1.24%	1.26%	38%
October 1, 2000 to September 30, 2001	0.57%	1.27%	1.31%	33%
October 1, 1999 to September 30, 2000	0.06%	1.30%	1.39%	64%
June 1, 1999 to September 30, 1999	0.21%	1.40%	1.40%	11%
February 12, 1999(2) to May 31, 1999	1.92%	1.40%	1.45%	12%

LARGE CAP APPRECIATION

October 1, 2002 to March 31, 2003 (Unaudited)	0.34%	0.72%	0.86%	82%
October 1, 2001 to September 30, 2002	0.37%	0.72%	0.88%	123%
August 31, 2001(2) to September 30, 2001	1.51%	0.72%	0.79%	10%

LARGE COMPANY GROWTH

October 1, 2002 to March 31, 2003 (Unaudited)	0.01%	0.78%	0.78%	4%
October 1, 2001 to September 30, 2002	(0.34)%	0.78%	0.78%	18%
October 1, 2000 to September 30, 2001	(0.29)%	0.78%	0.78%	13%
October 1, 1999 to September 30, 2000	(0.30)%	0.77%	0.77%	9%
June 1, 1999 to September 30, 1999	(0.07)%	0.69%	0.72%	5%
June 1, 1998 to May 31, 1999	(0.19)%	0.71%	0.72%	28%
June 1, 1997(2) to May 31, 1998	(0.03)%	0.67%	0.73%	13%

SMALL CAP BASIC VALUE

October 1, 2002 to March 31, 2003 (Unaudited)	0.63%	0.94%	2.00%	71%
August 30, 2002(2) to September 30, 2002	0.45%	0.98%	2.16%	0%

SMALL CAP INDEX

October 1, 2002 to March 31, 2003 (Unaudited)	0.72%	0.33%	0.34%	9%
October 1, 2001 to September 30, 2002	0.57%	0.32%	0.33%	17%
October 1, 2000 to September 30, 2001	0.90%	0.32%	0.33%	25%
October 1, 1999 to September 30, 2000	1.03%	0.33%	0.34%	42%
June 1, 1999 to September 30, 1999	0.53%	0.44%	0.50%	23%
June 1, 1998 to May 31, 1999	0.76%	0.44%	0.48%	26%
April 9, 1998(2) to May 31, 1998	1.04%	0.52%	0.54%	2%

SMALL CAP VALUE

October 1, 2002 to March 31, 2003 (Unaudited)	0.42%	0.95%	1.05%	0%
October 1, 2001 to September 30, 2002	0.02%	0.94%	0.97%	90%
October 1, 2000 to September 30, 2001	0.36%	0.83%	0.96%	131%
October 1, 1999 to September 30, 2000	0.08%	0.68%	1.00%	124%
June 1, 1999 to September 30, 1999	(0.32)%	1.06%	1.10%	49%
June 1, 1998 to May 31, 1999	(0.20)%	1.05%	1.10%	108%
October 1, 1997(2) to May 31, 1998	(0.17)%	1.08%	1.13%	79%

FINANCIAL HIGHLIGHTS	MASTER PORTFOLIOS

	Ratio to Average Net Assets (Annualized)			Portfolio Turnover Rate
	Net Investment Income (Loss)	Net Expenses	Gross Expenses(1)

SMALL COMPANY GROWTH
October 1, 2002 to March 31, 2003 (Unaudited)	(0.54)%	0.94%	0.95%	79%
October 1, 2001 to September 30, 2002	(0.40)%	0.94%	0.94%	169%
October 1, 2000 to September 30, 2001	(0.17)%	0.94%	0.94%	206%
October 1, 1999 to September 30, 2000	(0.28)%	0.94%	0.94%	203%
June 1, 1999 to September 30, 1999	(0.22)%	0.94%	0.98%	55%
June 1, 1998 to May 31, 1999	(0.25)%	0.98%	0.98%	154%
June 1, 1997(2) to May 31, 1998	(0.41)%	0.93%	0.98%	123%

SMALL COMPANY VALUE

October 1, 2002 to March 31, 2003 (Unaudited)	1.14%	0.79%	0.98%	37%
October 1, 2001 to September 30, 2002	0.68%	0.79%	0.98%	98%
October 1, 2000 to September 30, 2001	1.32%	0.79%	0.97%	90%
October 1, 1999 to September 30, 2000	1.37%	0.81%	1.00%	114%
June 1, 1999 to September 30, 1999	0.83%	1.00%	1.04%	28%
June 1, 1998 to May 31, 1999	0.76%	0.99%	1.04%	97%
June 1, 1997(2) to May 31, 1998	0.69%	0.99%	1.04%	99%

MASTER PORTFOLIOS	NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1)

During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).

(2)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS	MASTER PORTFOLIOS

1. ORGANIZATION

Wells Fargo Master Trust (“Master Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Master Trust currently has 15 separate investment portfolios. These financial statements present the Disciplined Growth, Equity Income, Index, International Equity, Large Cap Appreciation, Large Company Growth, Small Cap Basic Value, Small Cap Index, Small Cap Value, Small Company Growth, and Small Company Value diversified portfolios (each, a “Portfolio” and collectively, the “Portfolios”).

Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by Master Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.

Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Foreign currency amounts are translated into U.S. dollars using the closing rates of exchange as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

FUTURES CONTRACTS

Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/

MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

or published positions of the Securities and Exchange Commission (the “SEC”) for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On March 31, 2003, the Index and Small Cap Index Portfolios held the following long futures contracts:

Contracts	Portfolio	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
149 Long	Index Portfolio	S&P 500 Index	June 2003	$32,153,975	$(603,225)
95 Long	Small Cap Index Portfolio	Russell 2000	June 2003	16,993,775	317,600

The Index Portfolio has pledged U.S. Treasury Bills with a par value of $3,946,846. The Small Cap Index Portfolio has pledged U.S. Treasury Bills with a par value of $1,830,509.

REPURCHASE AGREEMENTS

Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

SECURITY LOANS

The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of income on security lending activities and covers the expenses associated with securities lending activities. As of March 31, 2003, the value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities.

FEDERAL INCOME TAXES

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of the Portfolios are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gains have been distributed by the Portfolios.

3. ADVISORY FEES

The investment adviser of each Portfolio is Wells Fargo Funds Management, LLC (“Funds Management”). Funds Management assumed investment advisory responsibilities for each Portfolio on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. (“Wells Fargo Bank”), was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. The Portfolios’ adviser is responsible for implementing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Funds Management has retained the services of certain investment sub-advisers (Cadence Capital Management, Peregrine Capital Management, Inc., Smith Asset Management Group, L.P., and Wells Capital Management Incorporated) on selected Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolios to the adviser.

NOTES TO FINANCIAL STATEMENTS	MASTER PORTFOLIOS

Portfolio	Advisory Fee	Sub-adviser	Sub-Advisory Fee
Disciplined Growth Portfolio	0.75%	Smith Asset Management	$0-175 million, 0.35%
			175-225 million, 0.00%
			225-500 million, 0.25%
			Greater than 500 million, 0.20%
Equity Income Portfolio	0.75%	Wells Capital Management	0-200 million, 0.25%
			200-400 million, 0.20%
			Greater than 400 million, 0.15%
Index Portfolio	0.15%	Wells Capital Management	0-200 million, 0.02%
			Greater than 200 million, 0.01%
International Equity Portfolio	1.00%	Wells Capital Management	0-200 million, 0.35%
			Greater than 200 million, 0.25%
Large Cap Appreciation Portfolio	0.70%	Cadence Capital Management	0-250 million, 0.30%
			250-500 million, 0.20%
			500 million-1 billion, 0.15%
			Greater than 1 billion, 0.10%
Large Company Growth Portfolio	0.75%	Peregrine Capital Management	0-25 million, 0.75%
			25-50 million, 0.60%
			50-275 million, 0.50%
			Greater than 275 million, 0.30%
Small Cap Basic Value Portfolio	0.90%	Wells Capital Management	0-200 million, 0.25%
			Greater than 200 million, 0.20%
Small Cap Index Portfolio	0.25%	Wells Capital Management	0-200 million, 0.02%
			Greater than 200 million, 0.01%
Small Cap Value Portfolio	0.90%	Smith Asset Management	0-110 million, 0.45%
			110-150 million, 0.00%
			150-300 million, 0.30%
			Greater than 300 million, 0.25%
Small Company Growth Portfolio	0.90%	Peregrine Capital Management	0-50 million, 0.90%
			50-180 million, 0.75%
			180-340 million, 0.65%
			340-685 million, 0.50%
			685-735 million, 0.52%
			Greater than 735 million 0.55%
Small Company Value Portfolio	0.90%	Peregrine Capital Management	0-175 million, 0.50%
			Greater than 175 million, 0.75%

MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Currently, there are no administration fees charged to the Portfolios at the master level. Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”), serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios’ foreign securities and assets held in foreign countries. Wells Fargo Bank, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio’s average daily net assets, with the exception of the International Equity Portfolio.

Effective September 1, 2002, Wells Fargo Bank, MN receives a fee with respect to the International Equity Portfolio at an annual rate of 0.10% of the Portfolio’s average daily net assets. Prior to this date, Wells Fargo Bank, MN received a fee at an annual rate of 0.25% of the average daily assets for these services.

Effective the first quarter of 2003, PFPC, Inc. (“PFPC”) serves as fund accountant for the Portfolios. PFPC currently does not receive an annual asset based fund complex fee or an annual fee for its services as fund accountant to the Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each portfolio, plus out-of-pocket expenses.

5. WAIVED FEES AND REIMBURSED EXPENSES

For the period ended March 31, 2003, fees waived by Funds Management were as follows:

Portfolio	Fees Waived by Funds Management
Disciplined Growth Portfolio	$55,480
Equity Income Portfolio	890,112
Index Portfolio	327,487
International Equity Portfolio	0
Large Cap Appreciation Portfolio	49,314
Large Company Growth Portfolio	320
Small Cap Basic Value Portfolio	41,755
Small Cap Index Portfolio	8,316
Small Cap Value Portfolio	42,603
Small Company Growth Portfolio	5,532
Small Company Value Portfolio	175,410

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Portfolio for the period ended March 31, 2003 were as follows:

AGGREGATE PURCHASES AND SALES
Portfolio	Purchases at Cost	Sales Proceeds
Disciplined Growth Portfolio	$33,920,292	$33,872,003
Equity Income Portfolio	132,510,593	216,860,675
Index Portfolio	39,583,308	380,628,499
International Equity Portfolio	132,097,267	145,593,934
Large Cap Appreciation Portfolio	61,505,716	55,379,369
Large Company Growth Portfolio	214,231,509	76,978,648
Small Cap Basic Value Portfolio	6,724,019	4,844,675
Small Cap Index Portfolio	52,588,375	13,451,685
Small Cap Value Portfolio	0	120,261,074
Small Company Growth Portfolio	528,673,984	372,925,591
Small Company Value Portfolio	118,938,790	67,232,673

BOARD OF TRUSTEES	MASTER PORTFOLIOS

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of Wells Fargo Funds Trust (the “Trust”) and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 91 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service***	Principal occupations during past five years	Other Directorships
Robert C. Brown 71	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 58	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 60	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994 - 1999.	None

Peter G. Gordon 60	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 69	Trustee since 1987	President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 62	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

MASTER PORTFOLIOS	BOARD OF TRUSTEES

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 43	President, since 2003

Senior Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.

None

Denise R. Lewis 39	Treasurer, since 2003

Vice President of Wells Fargo Bank, N.A. Vice President of Financial Reporting and Accounting of Wells Fargo Funds Management, LLC. Prior thereto, Senior Vice President of The Wadsworth Group until December 2000.

None

C. David Messman 42	Secretary, since 2000	Vice President and Managing Counsel of Wells Fargo Bank, N.A. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

LIST OF ABBREVIATIONS	STOCK FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

More information about *Wells Fargo Funds*® is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the *Wells Fargo Funds*. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the *Wells Fargo Funds*. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by **Stephens Inc.**, Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

SAR 001 (3/03)

ITEM 2. CODE OF ETHICS

Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable pursuant to SEC Release No. 34-47265 (January 28, 2003).

ITEMS 5-6. [RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch President

Date: June 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ DENISE R. LEWIS
Denise R. Lewis Treasurer

Date: June 9, 2003